UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623
Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	12/31/2025
Date of reporting period:	6/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

The Prudential Series Fund
PSF Global Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information abo
ut
the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$35	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 983,964,118
Number of portfolio holdings	637
Portfolio turnover rate for the period	91%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	21.8%
Unaffiliated Exchange-Traded Funds	12.6%
Affiliated Mutual Fund - International Equity	8.7%
Semiconductors & Semiconductor Equipment	5.4%
Software	4.9%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Banks	3.6%
Interactive Media & Services	2.7%
Pharmaceuticals	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Capital Markets	1.7%
Insurance	1.7%
Financial Services	1.6%
Aerospace & Defense	1.4%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.0%
Automobiles	1.0%
Hotels, Restaurants & Leisure	1.0%
Entertainment	1.0%
Electrical Equipment	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Metals & Mining	0.8%
Electric Utilities	0.8%
Specialty Retail	0.8%
IT Services	0.8%
Machinery	0.7%
Diversified Telecommunication Services	0.7%
Health Care Equipment & Supplies	0.7%
Food Products	0.6%
Building Products	0.6%
Communications Equipment	0.6%
Industrial Conglomerates	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Household Products	0.5%
Construction & Engineering	0.5%
Ground Transportation	0.5%
Others*	6.3%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

GLOBL_SAR

The Prudential Series Fund
PSF Global Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$48	0.92%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 983,964,118
Number of portfolio holdings	637
Portfolio turnover rate for the period	91%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	21.8%
Unaffiliated Exchange-Traded Funds	12.6%
Affiliated Mutual Fund - International Equity	8.7%
Semiconductors & Semiconductor Equipment	5.4%
Software	4.9%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Banks	3.6%
Interactive Media & Services	2.7%
Pharmaceuticals	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Capital Markets	1.7%
Insurance	1.7%
Financial Services	1.6%
Aerospace & Defense	1.4%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.0%
Automobiles	1.0%
Hotels, Restaurants & Leisure	1.0%
Entertainment	1.0%
Electrical Equipment	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Metals & Mining	0.8%
Electric Utilities	0.8%
Specialty Retail	0.8%
IT Services	0.8%
Machinery	0.7%
Diversified Telecommunication Services	0.7%
Health Care Equipment & Supplies	0.7%
Food Products	0.6%
Building Products	0.6%
Communications Equipment	0.6%
Industrial Conglomerates	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Household Products	0.5%
Construction & Engineering	0.5%
Ground Transportation	0.5%
Others*	6.3%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF01_SAR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$29	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 2,730,882,162
Number of portfolio holdings	1,762
Portfolio turnover rate for the period	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	12.5%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	6.3%
Software	5.7%
Collateralized Loan Obligations	5.2%
Banks	5.0%
Commercial Mortgage-Backed Securities	4.5%
Interactive Media & Services	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Automobiles	2.8%
Financial Services	2.2%
Broadline Retail	2.0%
Capital Markets	1.7%
Pharmaceuticals	1.7%
Residential Mortgage-Backed Securities	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Health Care Equipment & Supplies	1.2%
U.S. Treasury Obligations	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Consumer Staples Distribution & Retail	1.0%
Entertainment	0.9%
Industry Classification	% of Net Assets
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Pipelines	0.8%
Biotechnology	0.8%
Machinery	0.8%
Electric Utilities	0.8%
Beverages	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
IT Services	0.6%
Media	0.5%
Household Products	0.5%
Ground Transportation	0.5%
Communications Equipment	0.5%
Electrical Equipment	0.5%
Others*	11.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

CONSV_SAR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$42	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 2,730,882,162
Number of portfolio holdings	1,762
Portfolio turnover rate for the period	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	12.5%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	6.3%
Software	5.7%
Collateralized Loan Obligations	5.2%
Banks	5.0%
Commercial Mortgage-Backed Securities	4.5%
Interactive Media & Services	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Automobiles	2.8%
Financial Services	2.2%
Broadline Retail	2.0%
Capital Markets	1.7%
Pharmaceuticals	1.7%
Residential Mortgage-Backed Securities	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Health Care Equipment & Supplies	1.2%
U.S. Treasury Obligations	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Consumer Staples Distribution & Retail	1.0%
Entertainment	0.9%
Industry Classification	% of Net Assets
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Pipelines	0.8%
Biotechnology	0.8%
Machinery	0.8%
Electric Utilities	0.8%
Beverages	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
IT Services	0.6%
Media	0.5%
Household Products	0.5%
Ground Transportation	0.5%
Communications Equipment	0.5%
Electrical Equipment	0.5%
Others*	11.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF04_SAR

The Prudential Series Fund
PSF PGIM Ballast Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Ballast Portfolio (the “Portfolio”) for the
period of June 18, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Ballast Portfolio—Class I	$2	0.70%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 5,127,337
Number of portfolio holdings	9
Portfolio turnover rate for the period	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Treasury Obligations	43.3%
Options Purchased	21.9%
U.S. Government Agency Obligations	20.5%
Affiliated Mutual Fund - Short-Term Investment	11.2%
Unaffiliated Exchange-Traded Funds	2.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

BALST_SAR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$31	0.62%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 5,052,821,723
Number of portfolio holdings	1,723
Portfolio turnover rate for the period	61%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Semiconductors & Semiconductor Equipment	7.6%
Software	7.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	6.3%
Collateralized Loan Obligations	4.7%
Banks	4.7%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	4.0%
Technology Hardware, Storage & Peripherals	3.7%
Automobiles	2.9%
Financial Services	2.6%
Broadline Retail	2.3%
Capital Markets	2.1%
Pharmaceuticals	2.1%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Residential Mortgage-Backed Securities	1.2%
Health Care Providers & Services	1.2%
Specialty Retail	1.1%
Consumer Staples Distribution & Retail	1.1%
Biotechnology	1.1%
Entertainment	1.1%
Electric	1.0%
Machinery	0.8%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Chemicals	0.8%
IT Services	0.8%
U.S. Treasury Obligations	0.8%
Pipelines	0.7%
Ground Transportation	0.7%
Telecommunications	0.7%
Communications Equipment	0.7%
Electrical Equipment	0.7%
Specialized REITs	0.7%
Beverages	0.6%
Tobacco	0.6%
Household Products	0.6%
Oil & Gas	0.6%
Media	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Building Products	0.5%
Others*	9.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

FLXMG_SAR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$44	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 5,052,821,723
Number of portfolio holdings	1,723
Portfolio turnover rate for the period	61%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Semiconductors & Semiconductor Equipment	7.6%
Software	7.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	6.3%
Collateralized Loan Obligations	4.7%
Banks	4.7%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	4.0%
Technology Hardware, Storage & Peripherals	3.7%
Automobiles	2.9%
Financial Services	2.6%
Broadline Retail	2.3%
Capital Markets	2.1%
Pharmaceuticals	2.1%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Residential Mortgage-Backed Securities	1.2%
Health Care Providers & Services	1.2%
Specialty Retail	1.1%
Consumer Staples Distribution & Retail	1.1%
Biotechnology	1.1%
Entertainment	1.1%
Electric	1.0%
Machinery	0.8%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Chemicals	0.8%
IT Services	0.8%
U.S. Treasury Obligations	0.8%
Pipelines	0.7%
Ground Transportation	0.7%
Telecommunications	0.7%
Communications Equipment	0.7%
Electrical Equipment	0.7%
Specialized REITs	0.7%
Beverages	0.6%
Tobacco	0.6%
Household Products	0.6%
Oil & Gas	0.6%
Media	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Building Products	0.5%
Others*	9.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF05_SAR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class I	$17	0.33%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,466,622,742
Number of portfolio holdings	67
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	62.0%
U.S. Treasury Obligations	23.0%
U.S. Government Agency Obligations	15.0%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MMRKT_SAR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class III	$29	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,466,622,742
Number of portfolio holdings	67
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	62.0%
U.S. Treasury Obligations	23.0%
U.S. Government Agency Obligations	15.0%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MRKT3_SAR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$29	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 764,139,026
Number of portfolio holdings	765
Portfolio turnover rate for the period	33%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	1.5
AA	2.7
BBB	2.9
BB	35.0
B	36.6
CCC and Below	16.8
NR	3.3
Cash/Cash Equivalents	1.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

HYLDB_SAR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$42	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 764,139,026
Number of portfolio holdings	765
Portfolio turnover rate for the period	33%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	1.5
AA	2.7
BBB	2.9
BB	35.0
B	36.6
CCC and Below	16.8
NR	3.3
Cash/Cash Equivalents	1.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF07_SAR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$24	0.46%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will
incur
will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 7,455,812,916
Number of portfolio holdings	95
Portfolio turnover rate for the period	49%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	8.4%
Insurance	7.3%
Banks	6.7%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.3%
Broadline Retail	4.1%
Machinery	3.3%
Entertainment	3.3%
Consumer Staples Distribution & Retail	3.1%
Health Care Providers & Services	2.7%
Financial Services	2.3%
Pharmaceuticals	2.3%
Biotechnology	2.2%
Aerospace & Defense	2.1%
Multi-Utilities	1.8%
Building Products	1.6%
Communications Equipment	1.5%
Personal Care Products	1.4%
Ground Transportation	1.3%
Electrical Equipment	1.3%
Diversified Telecommunication Services	1.1%
Industry Classification	% of Net Assets
Automobiles	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.0%
Capital Markets	1.0%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Containers & Packaging	0.7%
Industrial Conglomerates	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Electric Utilities	0.7%
Health Care Equipment & Supplies	0.6%
Industrial REITs	0.6%
Household Products	0.6%
Specialized REITs	0.5%
Residential REITs	0.5%
Others*	2.1%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_SAR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class II
SEMIANNUAL SHAREHOLDER
REPORT
– JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$44	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 7,455,812,916
Number of portfolio holdings	95
Portfolio turnover rate for the period	49%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	8.4%
Insurance	7.3%
Banks	6.7%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.3%
Broadline Retail	4.1%
Machinery	3.3%
Entertainment	3.3%
Consumer Staples Distribution & Retail	3.1%
Health Care Providers & Services	2.7%
Financial Services	2.3%
Pharmaceuticals	2.3%
Biotechnology	2.2%
Aerospace & Defense	2.1%
Multi-Utilities	1.8%
Building Products	1.6%
Communications Equipment	1.5%
Personal Care Products	1.4%
Ground Transportation	1.3%
Electrical Equipment	1.3%
Diversified Telecommunication Services	1.1%
Industry Classification	% of Net Assets
Automobiles	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.0%
Capital Markets	1.0%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Containers & Packaging	0.7%
Industrial Conglomerates	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Electric Utilities	0.7%
Health Care Equipment & Supplies	0.6%
Industrial REITs	0.6%
Household Products	0.6%
Specialized REITs	0.5%
Residential REITs	0.5%
Others*	2.1%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class III
SEMIANNUAL SHAREHOLDER
REPORT
– JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$36	0.70%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 7,455,812,916
Number of portfolio holdings	95
Portfolio turnover rate for the period	49%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	8.4%
Insurance	7.3%
Banks	6.7%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.3%
Broadline Retail	4.1%
Machinery	3.3%
Entertainment	3.3%
Consumer Staples Distribution & Retail	3.1%
Health Care Providers & Services	2.7%
Financial Services	2.3%
Pharmaceuticals	2.3%
Biotechnology	2.2%
Aerospace & Defense	2.1%
Multi-Utilities	1.8%
Building Products	1.6%
Communications Equipment	1.5%
Personal Care Products	1.4%
Ground Transportation	1.3%
Electrical Equipment	1.3%
Diversified Telecommunication Services	1.1%
Industry Classification	% of Net Assets
Automobiles	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.0%
Capital Markets	1.0%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Containers & Packaging	0.7%
Industrial Conglomerates	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Electric Utilities	0.7%
Health Care Equipment & Supplies	0.6%
Industrial REITs	0.6%
Household Products	0.6%
Specialized REITs	0.5%
Residential REITs	0.5%
Others*	2.1%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF08_SAR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$31	0.61%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 4,515,643,041
Number of portfolio holdings	58
Portfolio turnover rate for the period	19%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Software	13.4%
Interactive Media & Services	9.1%
Broadline Retail	8.6%
Entertainment	8.4%
Financial Services	4.9%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.1%
Consumer Staples Distribution & Retail	4.0%
Health Care Equipment & Supplies	3.1%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Biotechnology	2.1%
Industry Classification	% of Net Assets
Capital Markets	2.0%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.9%
IT Services	1.6%
Electric Utilities	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Ground Transportation	1.2%
Insurance	0.9%
Media	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_SAR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1,
2025
to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$52	1.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 4,515,643,041
Number of portfolio holdings	58
Portfolio turnover rate for the period	19%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Software	13.4%
Interactive Media & Services	9.1%
Broadline Retail	8.6%
Entertainment	8.4%
Financial Services	4.9%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.1%
Consumer Staples Distribution & Retail	4.0%
Health Care Equipment & Supplies	3.1%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Biotechnology	2.1%
Industry Classification	% of Net Assets
Capital Markets	2.0%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.9%
IT Services	1.6%
Electric Utilities	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Ground Transportation	1.2%
Insurance	0.9%
Media	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$44	0.86%
The table does not include
charges
charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 4,515,643,041
Number of portfolio holdings	58
Portfolio turnover rate for the period	19%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Software	13.4%
Interactive Media & Services	9.1%
Broadline Retail	8.6%
Entertainment	8.4%
Financial Services	4.9%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.1%
Consumer Staples Distribution & Retail	4.0%
Health Care Equipment & Supplies	3.1%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Biotechnology	2.1%
Industry Classification	% of Net Assets
Capital Markets	2.0%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.9%
IT Services	1.6%
Electric Utilities	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Ground Transportation	1.2%
Insurance	0.9%
Media	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF10_SAR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class I
SE
MIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$21	0.42%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,912,728,469
Number of portfolio holdings	64
Portfolio turnover rate for the period	24%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	11.9%
Oil, Gas & Consumable Fuels	9.1%
Aerospace & Defense	7.9%
Multi-Utilities	5.5%
Software	5.2%
Insurance	5.2%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.4%
Chemicals	2.9%
Interactive Media & Services	2.9%
Health Care Providers & Services	2.6%
Communications Equipment	2.6%
Machinery	2.4%
Biotechnology	2.3%
Entertainment	2.1%
Building Products	1.8%
Residential REITs	1.8%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.7%
Automobiles	1.6%
Broadline Retail	1.5%
Specialized REITs	1.5%
Hotels, Restaurants & Leisure	1.4%
Ground Transportation	1.4%
Personal Care Products	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Household Durables	1.3%
Specialty Retail	1.2%
Industrial REITs	1.0%
Beverages	1.0%
Trading Companies & Distributors	0.7%
Electric Utilities	0.7%
Others*	0.0%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_SAR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$42	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,912,728,469
Number of portfolio holdings	64
Portfolio turnover rate for the period	24%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	11.9%
Oil, Gas & Consumable Fuels	9.1%
Aerospace & Defense	7.9%
Multi-Utilities	5.5%
Software	5.2%
Insurance	5.2%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.4%
Chemicals	2.9%
Interactive Media & Services	2.9%
Health Care Providers & Services	2.6%
Communications Equipment	2.6%
Machinery	2.4%
Biotechnology	2.3%
Entertainment	2.1%
Building Products	1.8%
Residential REITs	1.8%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.7%
Automobiles	1.6%
Broadline Retail	1.5%
Specialized REITs	1.5%
Hotels, Restaurants & Leisure	1.4%
Ground Transportation	1.4%
Personal Care Products	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Household Durables	1.3%
Specialty Retail	1.2%
Industrial REITs	1.0%
Beverages	1.0%
Trading Companies & Distributors	0.7%
Electric Utilities	0.7%
Others*	0.0%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$34	0.67%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,912,728,469
Number of portfolio holdings	64
Portfolio turnover rate for the period	24%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	11.9%
Oil, Gas & Consumable Fuels	9.1%
Aerospace & Defense	7.9%
Multi-Utilities	5.5%
Software	5.2%
Insurance	5.2%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.4%
Chemicals	2.9%
Interactive Media & Services	2.9%
Health Care Providers & Services	2.6%
Communications Equipment	2.6%
Machinery	2.4%
Biotechnology	2.3%
Entertainment	2.1%
Building Products	1.8%
Residential REITs	1.8%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.7%
Automobiles	1.6%
Broadline Retail	1.5%
Specialized REITs	1.5%
Hotels, Restaurants & Leisure	1.4%
Ground Transportation	1.4%
Personal Care Products	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Household Durables	1.3%
Specialty Retail	1.2%
Industrial REITs	1.0%
Beverages	1.0%
Trading Companies & Distributors	0.7%
Electric Utilities	0.7%
Others*	0.0%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF11_SAR

The Prudential Series Fund
PSF PGIM Laddered Allocation S&P 500
Buffer 12 Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
12 Portfolio (the “Portfolio”) for the period of June 18, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio—Class III	$3	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 255,722
Number of portfolio holdings	13
Portfolio turnover rate for the period	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF15_SAR

The Prudential Series Fund
PSF PGIM Laddered Allocation S&P 500
Buffer 20 Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
20 Portfolio (the “Portfolio”) for the period of June 18, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio—Class III	$3	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY PORTFOLIO STATI
S
TICS AS OF 6/30/2025?

Portfolio’s net assets	$ 254,020
Number of portfolio holdings	13
Portfolio turnover rate for the period	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF16_SAR

The Prudential Series Fund
PSF PGIM Total Return Bond
Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$21	0.42%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 2,472,057,102
Number of portfolio holdings	1,984
Portfolio turnover rate for the period	55%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	31.9
AA	28.8
A	10.6
BBB	15.3
BB	5.6
B	4.3
CCC and Below	0.8
NR	3.0
Cash/Cash Equivalents	(0.3)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORM
ATIO
N
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

DIVBD_SAR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$34	0.67%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3
0
/2025?

Portfolio’s net assets	$ 2,472,057,102
Number of portfolio holdings	1,984
Portfolio turnover rate for the period	55%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	31.9
AA	28.8
A	10.6
BBB	15.3
BB	5.6
B	4.3
CCC and Below	0.8
NR	3.0
Cash/Cash Equivalents	(0.3)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF12_SAR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$18	0.38%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STA
TIS
TICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,205,691,725
Number of portfolio holdings	607
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDIN
G
S AS OF 6/
3
0/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (21.7% represents investments purchased with collateral from securities on loan)	22.1%
Banks	8.8%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.1%
Software	4.0%
Health Care Equipment & Supplies	3.6%
Chemicals	3.2%
Specialty Retail	3.1%
Capital Markets	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Financial Services	2.7%
Insurance	2.6%
Household Durables	2.6%
Building Products	2.6%
Construction & Engineering	2.5%
Biotechnology	2.5%
Hotels, Restaurants & Leisure	2.3%
Oil, Gas & Consumable Fuels	2.3%
Aerospace & Defense	2.1%
Commercial Services & Supplies	2.0%
Health Care Providers & Services	2.0%
Automobile Components	1.9%
Pharmaceuticals	1.8%
Retail REITs	1.6%
Energy Equipment & Services	1.6%
Diversified Consumer Services	1.5%
Professional Services	1.4%
Trading Companies & Distributors	1.4%
Food Products	1.3%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Industry Classification	% of Net Assets
Hotel & Resort REITs	1.1%
Metals & Mining	1.0%
Office REITs	1.0%
Communications Equipment	1.0%
Interactive Media & Services	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Health Care REITs	0.8%
Diversified REITs	0.8%
Consumer Finance	0.8%
Specialized REITs	0.8%
Industrial REITs	0.7%
Consumer Staples Distribution & Retail	0.7%
Ground Transportation	0.7%
Media	0.6%
Water Utilities	0.6%
Gas Utilities	0.6%
Technology Hardware, Storage & Peripherals	0.5%
Containers & Packaging	0.5%
Passenger Airlines	0.5%
Real Estate Management & Development	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.5%
Household Products	0.5%
Broadline Retail	0.5%
Others*	4.6%
121.6%
Liabilities in excess of other assets	(21.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORM
A
TION
You can find additional information at
www.pru
dent
ial.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

SMCAP_SAR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30,
2025
.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$31	0.63%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,205,691,725
Number of portfolio holdings	607
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (21.7% represents investments purchased with collateral from securities on loan)	22.1%
Banks	8.8%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.1%
Software	4.0%
Health Care Equipment & Supplies	3.6%
Chemicals	3.2%
Specialty Retail	3.1%
Capital Markets	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Financial Services	2.7%
Insurance	2.6%
Household Durables	2.6%
Building Products	2.6%
Construction & Engineering	2.5%
Biotechnology	2.5%
Hotels, Restaurants & Leisure	2.3%
Oil, Gas & Consumable Fuels	2.3%
Aerospace & Defense	2.1%
Commercial Services & Supplies	2.0%
Health Care Providers & Services	2.0%
Automobile Components	1.9%
Pharmaceuticals	1.8%
Retail REITs	1.6%
Energy Equipment & Services	1.6%
Diversified Consumer Services	1.5%
Professional Services	1.4%
Trading Companies & Distributors	1.4%
Food Products	1.3%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Industry Classification	% of Net Assets
Hotel & Resort REITs	1.1%
Metals & Mining	1.0%
Office REITs	1.0%
Communications Equipment	1.0%
Interactive Media & Services	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Health Care REITs	0.8%
Diversified REITs	0.8%
Consumer Finance	0.8%
Specialized REITs	0.8%
Industrial REITs	0.7%
Consumer Staples Distribution & Retail	0.7%
Ground Transportation	0.7%
Media	0.6%
Water Utilities	0.6%
Gas Utilities	0.6%
Technology Hardware, Storage & Peripherals	0.5%
Containers & Packaging	0.5%
Passenger Airlines	0.5%
Real Estate Management & Development	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.5%
Household Products	0.5%
Broadline Retail	0.5%
Others*	4.6%
121.6%
Liabilities in excess of other assets	(21.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF13_SAR

The Prudential Series Fund
PSF Stock Index Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30,
2025
.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$13	0.26%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 9,241,587,462
Number of portfolio holdings	509
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.4%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan)	4.8%
Financial Services	4.2%
Broadline Retail	3.9%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.2%
Aerospace & Defense	2.1%
Hotels, Restaurants & Leisure	2.0%
Insurance	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.8%
Health Care Providers & Services	1.7%
Entertainment	1.7%
Specialty Retail	1.7%
Biotechnology	1.5%
Machinery	1.5%
Electric Utilities	1.5%
Unaffiliated Exchange-Traded Funds	1.4%
Industry Classification	% of Net Assets
Chemicals	1.2%
IT Services	1.1%
Beverages	1.1%
Household Products	1.0%
Ground Transportation	0.9%
Communications Equipment	0.9%
Electrical Equipment	0.9%
Specialized REITs	0.9%
Life Sciences Tools & Services	0.8%
Diversified Telecommunication Services	0.7%
Tobacco	0.7%
Electronic Equipment, Instruments & Components	0.6%
Consumer Finance	0.6%
Professional Services	0.6%
Multi-Utilities	0.6%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Others*	4.7%
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

STIND_SAR

The Prudential Series Fund
PSF Stock Index Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30,
2025
.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$26	0.51%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 9,241,587,462
Number of portfolio holdings	509
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.4%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan)	4.8%
Financial Services	4.2%
Broadline Retail	3.9%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.2%
Aerospace & Defense	2.1%
Hotels, Restaurants & Leisure	2.0%
Insurance	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.8%
Health Care Providers & Services	1.7%
Entertainment	1.7%
Specialty Retail	1.7%
Biotechnology	1.5%
Machinery	1.5%
Electric Utilities	1.5%
Unaffiliated Exchange-Traded Funds	1.4%
Industry Classification	% of Net Assets
Chemicals	1.2%
IT Services	1.1%
Beverages	1.1%
Household Products	1.0%
Ground Transportation	0.9%
Communications Equipment	0.9%
Electrical Equipment	0.9%
Specialized REITs	0.9%
Life Sciences Tools & Services	0.8%
Diversified Telecommunication Services	0.7%
Tobacco	0.7%
Electronic Equipment, Instruments & Components	0.6%
Consumer Finance	0.6%
Professional Services	0.6%
Multi-Utilities	0.6%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Others*	4.7%
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF14_SAR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

The Prudential Series Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2025

PSF Global Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Ballast Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Laddered Allocation S&P 500

Buffer 12 Portfolio

PSF PGIM Laddered Allocation S&P 500

Buffer 20 Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Stock Index Portfolio

Prudential Series Table of Contents	Financial Statements and Other Information	June 30, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	PSF Global Portfolio	A2
	PSF PGIM 50/50 Balanced Portfolio	A15
	PSF PGIM Ballast Portfolio	A53
	PSF PGIM Flexible Managed Portfolio	A58
	PSF PGIM Government Money Market Portfolio	A98
	PSF PGIM High Yield Bond Portfolio	A104
	PSF PGIM Jennison Blend Portfolio	A131
	PSF PGIM Jennison Growth Portfolio	A138
	PSF PGIM Jennison Value Portfolio	A144
	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	A151
	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	A154
	PSF PGIM Total Return Bond Portfolio	A157
	PSF Small-Cap Stock Index Portfolio	A208
	PSF Stock Index Portfolio	A222

Section B	Notes to Financial Statements

∎	_ OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BMO — BMO Capital Markets

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

BROIS — Brazil Overnight Index Swap

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CVA — Certificate Van Aandelen (Bearer)

CVR — Contingent Value Rights

DAC — Designated Activity Company

DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FFCSB — Federal Farm Credit System Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

SCB — Standard Chartered Bank

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

UAG — UBS AG

UBS — UBS Securities LLC

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
AFFILIATED MUTUAL FUNDS — 30.3%
Domestic Equity — 21.7%
PSF PGIM Jennison Value Portfolio*	1,432,903	$92,178,661
PSF Small-Cap Stock Index Portfolio*	371,474	22,422,175
PSF PGIM Jennison Growth Portfolio*	497,330	98,884,100

		213,484,936

International Equity — 8.6%
PGIM Quant Solutions International Equity Fund	5,048,447	46,647,648
PGIM Jennison International Opportunities Fund	1,084,618	38,265,330

		84,912,978

TOTAL AFFILIATED MUTUAL FUNDS (cost $265,640,437)(wa)		298,397,914

COMMON STOCKS — 55.6%
Australia — 1.1%
BHP Group Ltd.	58,238	1,401,066
BlueScope Steel Ltd.	27,244	415,159
Brambles Ltd.	22,696	350,512
Coles Group Ltd.	49,058	672,689
Commonwealth Bank of Australia	6,601	803,396
Computershare Ltd.	21,984	576,730
Fortescue Ltd.	31,848	320,144
GPT Group (The), REIT	148,660	474,608
Insurance Australia Group Ltd.	41,690	247,848
Northern Star Resources Ltd.	20,668	255,294
Origin Energy Ltd.	70,632	502,048
Qantas Airways Ltd.	59,946	423,493
QBE Insurance Group Ltd.	56,715	873,361
REA Group Ltd.	1,454	230,254
Rio Tinto Ltd.	2,719	192,479
Rio Tinto PLC	13,712	798,095
Scentre Group, REIT	215,655	506,512
Stockland, REIT	129,702	458,383
Telstra Group Ltd.	114,708	365,760
Vicinity Ltd., REIT	338,856	553,171
Washington H Soul Pattinson & Co. Ltd.	7,259	200,679
Wesfarmers Ltd.	3,600	200,906

		10,822,587

Belgium — 0.1%
D’ieteren Group	593	127,702
Sofina SA	1,232	407,483
UCB SA	1,369	269,361

		804,546

Brazil — 0.2%
MercadoLibre, Inc.*	400	1,045,452
Wheaton Precious Metals Corp.	2,440	219,425
Yara International ASA	8,596	317,216

		1,582,093

Canada — 1.9%
Agnico Eagle Mines Ltd.	6,370	758,927
Air Canada*	10,088	156,089
Alimentation Couche-Tard, Inc.	4,100	203,803

	Shares	Value
COMMON STOCKS (continued)
Canada (cont’d.)
ARC Resources Ltd.	18,260	$384,979
Barrick Mining Corp.	36,264	754,973
Brookfield Corp.	2,816	174,285
Cameco Corp.	1,911	141,920
Canadian Imperial Bank of Commerce	17,408	1,235,658
Canadian Natural Resources Ltd.	31,876	1,001,867
Canadian Utilities Ltd. (Class A Stock)	30,300	838,409
CCL Industries, Inc. (Class B Stock)	14,980	873,554
Celestica, Inc.*	2,990	467,158
Cenovus Energy, Inc.	9,594	130,550
Dollarama, Inc.	6,412	903,448
Empire Co. Ltd. (Class A Stock)	12,650	524,951
Fairfax Financial Holdings Ltd.	614	1,108,289
FirstService Corp.	1,026	179,040
George Weston Ltd.	1,090	218,608
Gildan Activewear, Inc.	6,440	317,330
iA Financial Corp., Inc.	7,470	818,944
Imperial Oil Ltd.	1,491	118,448
Kinross Gold Corp.	19,840	310,039
Loblaw Cos. Ltd.	4,110	679,844
Lundin Gold, Inc.	3,360	177,407
Metro, Inc.	14,342	1,126,612
Nutrien Ltd.	2,485	144,802
Onex Corp.	2,280	187,691
Pan American Silver Corp.	7,380	209,409
Quebecor, Inc. (Class B Stock)	7,163	218,033
Royal Bank of Canada	3,932	518,213
Shopify, Inc. (Class A Stock)*	6,098	703,324
Stantec, Inc.	8,500	924,872
Suncor Energy, Inc.	24,530	918,873
Toronto-Dominion Bank (The)	12,728	936,175

		18,366,524

China — 0.2%
BOC Hong Kong Holdings Ltd.	204,500	890,238
Prosus NV*	9,622	539,857
SITC International Holdings Co. Ltd.	86,000	275,715
Wilmar International Ltd.	154,800	349,427
Yangzijiang Shipbuilding Holdings Ltd.	113,900	198,767

		2,254,004

Denmark — 0.3%
AP Moller - Maersk A/S (Class B Stock)	166	308,710
Danske Bank A/S	9,446	385,811
DSV A/S.	585	140,315
Genmab A/S*	1,025	212,860
Novo Nordisk A/S (Class B Stock)	16,621	1,151,736
Pandora A/S	2,134	376,001
ROCKWOOL A/S (Class B Stock)	7,941	372,213

		2,947,646

Finland — 0.3%
Fortum OYJ	33,423	626,742
Kesko OYJ (Class B Stock)	5,339	131,682
Nokia OYJ	39,102	202,886
Nordea Bank Abp	63,169	937,283
Orion OYJ (Class B Stock)	5,491	413,107

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (cont’d.)
Wartsila OYJ Abp	21,284	$503,034

		2,814,734

France — 1.5%
Airbus SE	2,800	585,762
Amundi SA, 144A	2,460	199,397
AXA SA	34,835	1,710,574
BNP Paribas SA	10,522	943,841
Bouygues SA	5,368	242,766
Cie de Saint-Gobain SA	4,001	470,019
Cie Generale des Etablissements Michelin SCA	20,122	748,422
Credit Agricole SA	42,088	796,233
Dassault Aviation SA	1,048	370,544
Edenred SE	5,832	181,145
Eiffage SA	5,669	796,570
Engie SA	51,150	1,202,169
Hermes International SCA	285	772,597
Ipsen SA	1,326	157,950
Klepierre SA, REIT	25,652	1,014,262
L’Oreal SA	345	147,782
LVMH Moet Hennessy Louis Vuitton SE	861	450,630
Orange SA	19,953	303,848
Safran SA	2,233	728,235
Societe Generale SA	6,059	346,600
TotalEnergies SE	14,350	877,110
Vinci SA	8,953	1,320,303

		14,366,759

Germany — 1.4%
adidas AG	2,886	673,679
Allianz SE	3,585	1,454,913
CTS Eventim AG & Co. KGaA	1,525	189,635
Deutsche Bank AG	18,151	538,094
Deutsche Post AG	2,844	131,734
Deutsche Telekom AG	28,840	1,055,648
E.ON SE	24,940	459,535
Evonik Industries AG	10,782	222,741
Fresenius Medical Care AG	4,021	231,027
Hannover Rueck SE	352	110,920
Heidelberg Materials AG	2,829	666,220
LEG Immobilien SE	1,984	176,599
MTU Aero Engines AG	502	223,015
Muenchener
Rueckversicherungs-Gesellschaft AG in Muenchen	1,646	1,068,805
Rheinmetall AG	435	921,199
RWE AG	5,719	238,987
SAP SE	6,054	1,851,189
Scout24 SE, 144A	2,569	354,647
Siemens AG.	7,116	1,827,803
Siemens Energy AG*	7,293	852,413
Talanx AG	923	119,659
Zalando SE, 144A*	3,518	116,085

		13,484,547

	Shares	Value
COMMON STOCKS (continued)
Hong Kong — 0.2%
AIA Group Ltd.	108,400	$981,935
Futu Holdings Ltd., ADR	1,869	230,990
Hong Kong Exchanges & Clearing Ltd.	3,900	209,767
MTR Corp. Ltd.	78,500	282,278
WH Group Ltd., 144A	366,000	352,748

		2,057,718

Ireland — 0.2%
Accenture PLC (Class A Stock)	3,700	1,105,893
AerCap Holdings NV	3,992	467,064
AIB Group PLC	89,548	739,026

		2,311,983

Israel — 0.1%
Bank Hapoalim BM	9,046	173,756
Bank Leumi Le-Israel BM	37,727	701,932
Nova Ltd.*	1,078	305,595

		1,181,283

Italy — 0.6%
Enel SpA	189,726	1,800,634
Ferrari NV	1,192	583,974
Intesa Sanpaolo SpA	197,258	1,136,287
Poste Italiane SpA, 144A	31,900	685,399
Snam SpA	126,339	764,817
UniCredit SpA	12,717	853,099

		5,824,210

Japan — 3.0%
Advantest Corp.	2,100	155,675
AGC, Inc.	16,500	484,039
Asahi Kasei Corp.	44,800	318,921
Asics Corp.	15,900	405,456
Astellas Pharma, Inc.	18,900	185,049
Bandai Namco Holdings, Inc.	6,600	236,539
Bridgestone Corp.(a)	24,900	1,018,216
Central Japan Railway Co.	27,600	616,987
Chubu Electric Power Co., Inc.	15,000	185,616
Chugai Pharmaceutical Co. Ltd.	3,700	193,206
Daifuku Co. Ltd.	9,000	231,534
Dai-ichi Life Holdings, Inc.	55,500	421,945
Daiichi Sankyo Co. Ltd.	14,200	328,987
Daiwa Securities Group, Inc.	34,200	242,889
Denso Corp.	63,400	855,601
ENEOS Holdings, Inc.	108,100	535,834
FANUC Corp.	10,200	276,902
Fast Retailing Co. Ltd.	2,200	754,301
Fuji Electric Co. Ltd.	2,400	110,525
FUJIFILM Holdings Corp.	10,000	216,556
Fujikura Ltd.	5,400	284,069
Fujitsu Ltd.	17,200	417,261
Hitachi Ltd.	20,900	607,445
Hoshizaki Corp.	2,300	79,254
Hoya Corp.	900	106,886
Idemitsu Kosan Co. Ltd.	25,800	156,461
Inpex Corp.(a)	60,400	847,845
Isuzu Motors Ltd.	10,600	134,280
ITOCHU Corp.	4,000	209,460

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Japan Airlines Co. Ltd.	32,500	$662,867
Kajima Corp.	6,000	156,490
Kansai Electric Power Co., Inc. (The)	29,600	351,051
KDDI Corp.	15,000	257,559
Keyence Corp.	900	359,845
Lasertec Corp.	1,500	201,091
LY Corp.	54,000	198,861
Marubeni Corp.	9,100	183,440
Mitsubishi Electric Corp.	25,000	537,724
Mitsubishi Heavy Industries Ltd.	15,700	392,883
Mitsubishi UFJ Financial Group, Inc.	50,100	683,043
Mitsui Fudosan Co. Ltd.	33,000	319,476
MonotaRO Co. Ltd.	5,200	102,366
MS&AD Insurance Group Holdings, Inc.	11,300	252,618
Nidec Corp.	6,000	116,599
Nintendo Co. Ltd.	3,600	345,707
Nippon Paint Holdings Co. Ltd.	28,400	228,400
Nippon Steel Corp.	12,900	243,964
Nippon Yusen KK	6,800	244,630
Nomura Holdings, Inc.	104,800	690,601
Osaka Gas Co. Ltd.	20,800	533,519
Otsuka Holdings Co. Ltd.	6,500	322,265
Panasonic Holdings Corp.	12,600	134,811
Recruit Holdings Co. Ltd.	8,200	482,214
Resona Holdings, Inc.	13,200	121,913
SBI Holdings, Inc.	11,100	386,781
SCREEN Holdings Co. Ltd.	1,500	121,967
Sekisui Chemical Co. Ltd.	43,500	787,815
Shin-Etsu Chemical Co. Ltd.	4,000	132,088
SMC Corp.	600	215,017
SoftBank Corp.	168,000	260,224
SoftBank Group Corp.	5,300	385,342
Sony Group Corp.	56,900	1,479,419
Subaru Corp.	15,600	270,448
Sumitomo Corp.	19,600	505,812
Sumitomo Electric Industries Ltd.	18,200	390,270
Sumitomo Mitsui Financial Group, Inc.	10,900	274,472
Sumitomo Mitsui Trust Group, Inc.	27,400	728,770
Suzuki Motor Corp.	47,800	576,288
Takeda Pharmaceutical Co. Ltd.	43,000	1,327,539
Tokio Marine Holdings, Inc.	6,800	288,191
Tokyo Electron Ltd.	4,900	938,396
TOPPAN Holdings, Inc.	3,900	105,951
Toyota Motor Corp.	29,800	513,245
West Japan Railway Co.	7,200	164,600
Yokogawa Electric Corp.	5,600	149,598
ZOZO, Inc.	33,300	359,797

		29,103,706

Luxembourg — 0.0%
ArcelorMittal SA	4,592	145,816
Eurofins Scientific SE	2,721	193,913

		339,729

Macau — 0.0%
Galaxy Entertainment Group Ltd.	46,000	205,050

	Shares	Value
COMMON STOCKS (continued)
Netherlands — 0.3%
ABN AMRO Bank NV, 144A, CVA	14,369	$392,359
Argenx SE*	198	109,610
ASML Holding NV	1,861	1,491,288
Euronext NV, 144A	825	141,357
Koninklijke KPN NV	128,859	628,599
NN Group NV	5,302	352,790

		3,116,003

New Zealand — 0.1%
Contact Energy Ltd.	71,529	392,540
Meridian Energy Ltd.	54,497	196,142

		588,682

Norway — 0.1%
DNB Bank ASA	8,214	227,155
Equinor ASA	31,463	794,568
Kongsberg Gruppen ASA	8,065	312,776

		1,334,499

Singapore — 0.3%
Sea Ltd., ADR*	5,729	916,296
Sembcorp Industries Ltd.	30,400	163,768
Singapore Airlines Ltd.	171,300	939,538
Singapore Exchange Ltd.	9,400	110,067
Singapore Technologies Engineering Ltd.	104,200	638,922

		2,768,591

South Korea — 0.0%
Delivery Hero SE, 144A*	5,344	145,048

Spain — 0.3%
Aena SME SA, 144A	6,800	181,518
Banco Bilbao Vizcaya Argentaria SA	60,333	929,024
Banco Santander SA	112,656	932,890
CaixaBank SA	39,744	344,374
Endesa SA	8,303	263,079

		2,650,885

Sweden — 0.4%
Alfa Laval AB	8,967	377,678
Atlas Copco AB (Class B Stock)	11,481	163,404
Boliden AB*	10,924	341,369
Essity AB (Class B Stock)	18,973	525,341
Investor AB (Class B Stock)	11,154	330,531
Lifco AB (Class B Stock)	6,200	251,266
Skanska AB (Class B Stock)	16,353	380,937
Svenska Handelsbanken AB (Class A Stock)	31,613	423,212
Swedbank AB (Class A Stock)	20,085	531,978
Tele2 AB (Class B Stock)	15,818	230,902
Telefonaktiebolaget LM Ericsson (Class B Stock)	15,969	136,460
Telia Co. AB	165,478	595,196

		4,288,274

Switzerland — 0.5%
ABB Ltd.	18,695	1,120,370
Avolta AG*	2,056	111,993

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (cont’d.)
Cie Financiere Richemont SA (Class A Stock)	2,601	$492,195
Geberit AG	713	561,519
Givaudan SA	29	140,636
Schindler Holding AG (Part. Cert.)	1,483	552,225
TE Connectivity PLC	4,391	740,630
UBS Group AG	18,305	621,487
Zurich Insurance Group AG	507	354,760

		4,695,815

United Kingdom — 1.6%
3i Group PLC	13,414	759,128
Admiral Group PLC	6,475	290,770
Aptiv PLC*	7,409	505,442
Associated British Foods PLC	8,416	237,789
AstraZeneca PLC	8,620	1,199,638
Barclays PLC.	170,664	788,599
British American Tobacco PLC	21,016	999,235
Centrica PLC	205,310	455,536
Compass Group PLC	3,706	125,530
Diageo PLC	4,105	103,512
Entain PLC	14,902	184,571
Flutter Entertainment PLC*	491	140,308
Hikma Pharmaceuticals PLC	6,005	163,871
HSBC Holdings PLC	160,002	1,935,415
Imperial Brands PLC	22,091	872,819
Lloyds Banking Group PLC	788,929	829,573
NatWest Group PLC	152,892	1,073,753
Next PLC	2,813	480,443
Reckitt Benckiser Group PLC	13,920	948,328
Rolls-Royce Holdings PLC	89,489	1,185,966
Smiths Group PLC	28,198	869,749
SSE PLC	10,293	259,179
Standard Chartered PLC	30,289	501,239
Tesco PLC	85,137	469,405
Unilever PLC	10,037	612,521

		15,992,319

United States — 40.9%
3M Co.(a)	4,095	623,423
Abbott Laboratories	14,884	2,024,373
AbbVie, Inc.	13,300	2,468,746
Adobe, Inc.*	2,800	1,083,264
Advanced Micro Devices, Inc.*	7,929	1,125,125
AECOM	7,544	851,416
Aflac, Inc.(a)	2,018	212,818
Airbnb, Inc. (Class A Stock)*	4,070	538,624
Albertson’s Cos., Inc. (Class A Stock)	13,140	282,641
Allegion PLC	2,940	423,713
Allstate Corp. (The)	3,400	684,454
Alnylam Pharmaceuticals, Inc.*	528	172,176
Alphabet, Inc. (Class A Stock)	43,710	7,703,013
Alphabet, Inc. (Class C Stock)	36,044	6,393,845
Altria Group, Inc.	21,245	1,245,594
Amazon.com, Inc.*	67,930	14,903,163
American Electric Power Co., Inc.	5,050	523,988
American Express Co.	4,184	1,334,612
American International Group, Inc.	7,962	681,468

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
American Tower Corp., REIT	4,176	$922,980
Ameriprise Financial, Inc.	376	200,682
Amgen, Inc.(a)	5,160	1,440,724
Amphenol Corp. (Class A Stock)	14,020	1,384,475
Amrize Ltd.*	7,339	366,094
Analog Devices, Inc.	5,600	1,332,912
Apple, Inc.	108,466	22,253,969
Applied Materials, Inc.	6,560	1,200,939
AppLovin Corp. (Class A Stock)*	2,210	773,677
Archer-Daniels-Midland Co.	2,656	140,184
Arista Networks, Inc.*	10,070	1,030,262
AT&T, Inc.	72,648	2,102,433
Autodesk, Inc.*	3,936	1,218,468
Automatic Data Processing, Inc.	4,910	1,514,244
Axon Enterprise, Inc.*	294	243,414
Ball Corp.	3,088	173,206
Bank of America Corp.	46,780	2,213,630
Bank of New York Mellon Corp. (The)	20,790	1,894,177
Bentley Systems, Inc. (Class B Stock)	5,300	286,041
Berkshire Hathaway, Inc. (Class B Stock)*	6,696	3,252,716
Best Buy Co., Inc.	5,379	361,092
Biogen, Inc.*	5,655	710,211
BioMarin Pharmaceutical, Inc.*	11,229	617,258
Boeing Co. (The)*	6,668	1,397,146
Booking Holdings, Inc.	340	1,968,342
Boston Scientific Corp.*	6,234	669,594
Bristol-Myers Squibb Co.	25,090	1,161,416
Broadcom, Inc.	33,846	9,329,650
Broadridge Financial Solutions, Inc.	688	167,205
Brown-Forman Corp. (Class B Stock)	5,760	155,002
Bunge Global SA	3,430	275,360
C.H. Robinson Worldwide, Inc.	1,368	131,260
Cadence Design Systems, Inc.*	1,446	445,585
Capital One Financial Corp.	6,596	1,403,365
Cardinal Health, Inc.	5,674	953,232
Carlyle Group, Inc. (The)	5,175	265,995
Carnival Corp.*	15,453	434,538
Carrier Global Corp.	11,004	805,383
Carvana Co.*	1,330	448,157
Caterpillar, Inc.	1,930	749,245
Cboe Global Markets, Inc.	1,320	307,837
CBRE Group, Inc. (Class A Stock)*	3,420	479,210
Cencora, Inc.	762	228,486
Centene Corp.*	12,584	683,060
CF Industries Holdings, Inc.	1,192	109,664
Charles Schwab Corp. (The)	13,342	1,217,324
Charter Communications, Inc. (Class A Stock)*(a)	1,810	739,946
Cheniere Energy, Inc.	1,600	389,632
Chevron Corp.(a)	9,072	1,299,020
Chubb Ltd.	5,785	1,676,030
Cigna Group (The)	3,722	1,230,419
Cintas Corp.	4,614	1,028,322
Cisco Systems, Inc.	45,090	3,128,344
Citigroup, Inc.	14,550	1,238,496
Cloudflare, Inc. (Class A Stock)*	920	180,164
CME Group, Inc.	1,021	281,408

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Coca-Cola Co. (The)	30,054	$2,126,320
Cognizant Technology Solutions Corp. (Class A Stock)	15,070	1,175,912
Colgate-Palmolive Co.	7,630	693,567
Comcast Corp. (Class A Stock)	35,880	1,280,557
Conagra Brands, Inc.	37,985	777,553
ConocoPhillips	10,204	915,707
Constellation Energy Corp.	1,725	556,761
Corning, Inc.	4,860	255,587
Corteva, Inc.	6,849	510,456
Costco Wholesale Corp.	3,080	3,049,015
CRH PLC	6,065	556,767
Crowdstrike Holdings, Inc. (Class A Stock)*	992	505,236
Crown Castle, Inc., REIT	4,900	503,377
Crown Holdings, Inc.	4,480	461,350
CSX Corp.	6,012	196,172
CVS Health Corp.	14,103	972,825
Danaher Corp.	5,370	1,060,790
Darden Restaurants, Inc.	4,080	889,318
DaVita, Inc.*	918	130,769
Deckers Outdoor Corp.*.	1,530	157,697
Deere & Co.	1,897	964,606
Devon Energy Corp.	12,650	402,396
Dexcom, Inc.*	3,125	272,781
Diamondback Energy, Inc.	1,050	144,270
Dollar General Corp.	1,695	193,874
Dominion Energy, Inc.	4,765	269,318
DoorDash, Inc. (Class A Stock)*	3,744	922,933
Dover Corp.	5,340	978,448
DTE Energy Co.	2,920	386,783
Duke Energy Corp.	5,190	612,420
DuPont de Nemours, Inc.	8,247	565,662
Dynatrace, Inc.*	4,704	259,708
Eaton Corp. PLC	3,668	1,309,439
eBay, Inc.	4,736	352,643
Ecolab, Inc.	2,670	719,405
Edison International.	8,790	453,564
Edwards Lifesciences Corp.*	4,252	332,549
Electronic Arts, Inc.	1,231	196,591
Elevance Health, Inc.(a)	2,090	812,926
Eli Lilly & Co.	5,606	4,370,045
Emerson Electric Co.(a)	6,680	890,644
EOG Resources, Inc.	9,910	1,185,335
Equinix, Inc., REIT	749	595,807
Exelon Corp.	13,376	580,786
Expedia Group, Inc.	3,310	558,331
Exxon Mobil Corp.(a)	33,280	3,587,584
F5, Inc.*(a)	2,772	815,855
Fair Isaac Corp.*	128	233,979
FedEx Corp.	2,632	598,280
Fidelity National Information Services, Inc.	2,976	242,276
Fifth Third Bancorp	5,676	233,454
First Citizens BancShares, Inc. (Class A Stock)	70	136,953
Fiserv, Inc.*	2,785	480,162
Ford Motor Co.	64,896	704,122

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Fortinet, Inc.*(a)	4,114	$434,932
Fox Corp. (Class A Stock)	7,198	403,376
Freeport-McMoRan, Inc.	12,400	537,540
Garmin Ltd.	1,138	237,523
Gartner, Inc.*.	1,430	578,035
GE Vernova, Inc.	2,190	1,158,838
Gen Digital, Inc.	21,000	617,400
General Dynamics Corp.	2,306	672,568
General Electric Co.	9,850	2,535,291
General Mills, Inc.(a)	4,856	251,589
General Motors Co.	17,775	874,708
Gilead Sciences, Inc.	12,938	1,434,436
Global Payments, Inc.	8,278	662,571
GoDaddy, Inc. (Class A Stock)*	1,020	183,661
Goldman Sachs Group, Inc. (The)	3,195	2,261,261
GSK PLC	36,915	703,839
Hartford Insurance Group, Inc. (The)	8,993	1,140,942
HCA Healthcare, Inc.(a)	2,038	780,758
HEICO Corp.	809	265,352
HEICO Corp. (Class A Stock)	580	150,075
Hilton Worldwide Holdings, Inc.	610	162,467
Holcim AG*	7,339	544,988
Home Depot, Inc. (The)	7,720	2,830,461
Honeywell International, Inc.	3,378	786,669
Hormel Foods Corp.	9,412	284,713
Host Hotels & Resorts, Inc., REIT	35,846	550,595
Howmet Aerospace, Inc.	6,200	1,154,006
HP, Inc.	8,480	207,421
HubSpot, Inc.*	340	189,254
Humana, Inc.	1,065	260,371
Huntington Bancshares, Inc.	56,320	943,923
IDEXX Laboratories, Inc.*	840	450,526
Illinois Tool Works, Inc.	440	108,790
Incyte Corp.*	4,480	305,088
Insulet Corp.*	2,172	682,399
Intel Corp.	9,680	216,832
Intercontinental Exchange, Inc.	2,924	536,466
International Business Machines Corp.	4,605	1,357,462
Intuit, Inc.	3,053	2,404,634
Intuitive Surgical, Inc.*	2,090	1,135,727
IQVIA Holdings, Inc.*	1,860	293,117
Iron Mountain, Inc., REIT	1,751	179,600
J.M. Smucker Co. (The)	2,553	250,705
Jabil, Inc.(a)	2,720	593,232
Johnson & Johnson	21,596	3,298,789
Johnson Controls International PLC	10,264	1,084,084
JPMorgan Chase & Co.	17,446	5,057,770
Kenvue, Inc.	17,380	363,763
Keurig Dr. Pepper, Inc.(a)	6,614	218,659
Keysight Technologies, Inc.*	3,630	594,812
Kimberly-Clark Corp.	4,722	608,760
KLA Corp.(a)	1,400	1,254,036
Kraft Heinz Co. (The)	20,520	529,826
Kroger Co. (The)	10,174	729,781
Labcorp Holdings, Inc.	2,640	693,026
Lam Research Corp.	12,470	1,213,830
Leidos Holdings, Inc.	2,858	450,878
LKQ Corp.	3,245	120,097

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Lockheed Martin Corp.	2,014	$932,764
Lowe’s Cos., Inc.	4,351	965,356
Marathon Petroleum Corp.	2,816	467,766
Marvell Technology, Inc.	8,810	681,894
Mastercard, Inc. (Class A Stock)	6,999	3,933,018
McDonald’s Corp.	3,688	1,077,523
McKesson Corp.	1,320	967,270
Medtronic PLC	4,750	414,057
Merck & Co., Inc.	22,310	1,766,060
Meta Platforms, Inc. (Class A Stock)	15,920	11,750,393
Mettler-Toledo International, Inc.*	220	258,438
Microchip Technology, Inc.	2,002	140,881
Micron Technology, Inc.	10,420	1,284,265
Microsoft Corp.	52,262	25,995,641
MicroStrategy, Inc. (Class A Stock)*	644	260,324
Molson Coors Beverage Co. (Class B Stock)(a)	13,760	661,718
Monday.com Ltd.*	420	132,082
Mondelez International, Inc. (Class A Stock)(a)	13,980	942,811
MongoDB, Inc.*	832	174,712
Monolithic Power Systems, Inc.(a)	822	601,194
Monster Beverage Corp.*	3,340	209,218
Morgan Stanley	10,710	1,508,611
Motorola Solutions, Inc.	1,290	542,393
Nasdaq, Inc.	10,004	894,558
Natera, Inc.*	704	118,934
Nestle SA.	15,079	1,499,250
NetApp, Inc.	2,340	249,327
Netflix, Inc.*	3,311	4,433,859
Neurocrine Biosciences, Inc.*	2,150	270,233
Newmont Corp.	11,780	686,303
NextEra Energy, Inc.	9,244	641,718
NIKE, Inc. (Class B Stock)	2,004	142,364
Norfolk Southern Corp.	714	182,763
Northern Trust Corp.	3,838	486,620
Northrop Grumman Corp.	378	188,992
Novartis AG	28,038	3,403,171
NRG Energy, Inc.	2,582	414,618
Nucor Corp.	2,350	304,419
Nutanix, Inc. (Class A Stock)*	3,590	274,420
NVIDIA Corp.	179,383	28,340,720
Oracle Corp.	13,844	3,026,714
Owens Corning	3,476	478,020
Palantir Technologies, Inc. (Class A Stock)*	15,830	2,157,946
Palo Alto Networks, Inc.*(a)	2,795	571,969
Parker-Hannifin Corp.	720	502,898
PayPal Holdings, Inc.*	14,100	1,047,912
Pentair PLC	3,780	388,055
PepsiCo, Inc.	4,744	626,398
Pfizer, Inc.	63,610	1,541,906
Philip Morris International, Inc.	13,090	2,384,082
Phillips 66	4,770	569,061
PPG Industries, Inc.	1,068	121,485
Procter & Gamble Co. (The)(a)	14,104	2,247,049
Progressive Corp. (The)	3,410	909,993
Prologis, Inc., REIT	3,045	320,090

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Public Storage, REIT	1,702	$499,401
QIAGEN NV	2,629	126,664
QUALCOMM, Inc.	10,192	1,623,178
Quanta Services, Inc.	1,372	518,726
Raymond James Financial, Inc.	2,870	440,172
Regency Centers Corp., REIT	1,500	106,845
Regeneron Pharmaceuticals, Inc.	530	278,250
Regions Financial Corp.	28,218	663,687
Republic Services, Inc.	430	106,042
ResMed, Inc.	1,748	450,984
Robinhood Markets, Inc. (Class A Stock)*	6,800	636,684
ROBLOX Corp. (Class A Stock)*	4,790	503,908
Roche Holding AG	7,332	2,393,311
Rockwell Automation, Inc.	3,201	1,063,276
Roper Technologies, Inc.	782	443,269
Royal Caribbean Cruises Ltd.(a)	4,000	1,252,560
Royalty Pharma PLC (Class A Stock)	3,807	137,166
RTX Corp.	5,534	808,075
S&P Global, Inc.	1,022	538,890
Salesforce, Inc.	7,810	2,129,709
Sanofi SA	12,842	1,243,282
SBA Communications Corp., REIT	986	231,552
Schlumberger NV	22,495	760,331
Schneider Electric SE	2,801	752,026
Seagate Technology Holdings PLC	740	106,804
SEI Investments Co.	8,349	750,241
ServiceNow, Inc.*	1,700	1,747,736
Shell PLC	59,295	2,068,776
Snowflake, Inc. (Class A Stock)*	3,672	821,683
Solventum Corp.*	2,300	174,432
Southern Co. (The)	1,285	118,002
Spotify Technology SA*	980	751,993
SS&C Technologies Holdings, Inc.	2,192	181,498
Starbucks Corp.	3,502	320,888
State Street Corp.	2,534	269,466
Steel Dynamics, Inc.	2,240	286,742
STERIS PLC	1,620	389,156
Stryker Corp.	280	110,776
Synchrony Financial(a)	14,230	949,710
Synopsys, Inc.*	660	338,369
T. Rowe Price Group, Inc.	1,640	158,260
Target Corp.(a)	6,340	625,441
Teledyne Technologies, Inc.*	610	312,509
Tenaris SA	12,327	231,066
Tesla, Inc.*(a)	20,460	6,499,324
Texas Instruments, Inc.	5,022	1,042,668
Thermo Fisher Scientific, Inc.	1,810	733,883
TJX Cos., Inc. (The)	10,610	1,310,229
T-Mobile US, Inc.	5,130	1,222,274
Trane Technologies PLC	3,210	1,404,086
Travelers Cos., Inc. (The)(a)	2,116	566,115
Trimble, Inc.*	4,930	374,581
Twilio, Inc. (Class A Stock)*	3,613	449,313
Tyson Foods, Inc. (Class A Stock)	3,980	222,641
U.S. Bancorp	11,050	500,012
Uber Technologies, Inc.*	21,446	2,000,912
Ulta Beauty, Inc.*	750	350,865

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Union Pacific Corp.	6,266	$1,441,681
United Parcel Service, Inc. (Class B Stock)	1,944	196,227
United Therapeutics Corp.*	710	204,019
UnitedHealth Group, Inc.	6,240	1,946,693
Universal Health Services, Inc. (Class B Stock)	2,160	391,284
Valero Energy Corp.	1,574	211,577
Veeva Systems, Inc. (Class A Stock)*	940	270,701
Veralto Corp.	3,060	308,907
VeriSign, Inc.	1,400	404,320
Verisk Analytics, Inc.	1,881	585,931
Verizon Communications, Inc.	48,050	2,079,123
Vertex Pharmaceuticals, Inc.*	249	110,855
Vertiv Holdings Co. (Class A Stock)	3,268	419,644
VICI Properties, Inc., REIT	28,690	935,294
Visa, Inc. (Class A Stock)	14,152	5,024,668
Vistra Corp.	3,300	639,573
W.W. Grainger, Inc.	737	766,657
Walmart, Inc.	28,480	2,784,774
Walt Disney Co. (The)	16,388	2,032,276
Warner Bros Discovery, Inc.*.	17,136	196,379
Wells Fargo & Co.	30,020	2,405,202
West Pharmaceutical Services, Inc.	1,150	251,620
Westinghouse Air Brake Technologies Corp.	3,324	695,879
Williams Cos., Inc. (The)	6,669	418,880
Williams-Sonoma, Inc.	2,700	441,099
Workday, Inc. (Class A Stock)*	880	211,200
Yum! Brands, Inc.(a)	4,910	727,564
Zebra Technologies Corp. (Class A Stock)*	1,085	334,571
Zillow Group, Inc. (Class C Stock)*	2,512	175,966
Zoetis, Inc.	3,780	589,491
Zoom Communications, Inc. (Class A Stock)*	4,410	343,892
Zscaler, Inc.*	1,014	318,335

		402,616,955

TOTAL COMMON STOCKS (cost $400,305,130)		546,664,190

PREFERRED STOCK — 0.0%
Germany
Henkel AG & Co. KGaA (PRFC)	2,684	210,918

(cost $208,979)
UNAFFILIATED EXCHANGE-TRADED FUNDS — 12.5%
United States
iShares Core MSCI EAFE ETF	191,090	15,952,193
iShares Core MSCI Emerging Markets ETF	224,000	13,446,720
iShares MSCI EAFE Value ETF	312,940	19,865,431
iShares MSCI World ETF	67,050	11,356,929
Vanguard Dividend Appreciation ETF	88,700	18,154,229
Vanguard S&P 500 Growth ETF	33,700	13,363,398

	Shares	Value
UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
United States (cont’d.)
Vanguard S&P 500 Value ETF	161,700	$30,514,407

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $112,910,192)		122,653,307

TOTAL LONG-TERM INVESTMENTS (cost $779,064,738)		967,926,329

SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUNDS — 4.9%
PGIM Core Ultra Short Bond Fund(wa)	13,715,118	13,715,118
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $34,132,354; includes $34,001,209 of cash collateral for securities on loan)(b)(wa)	34,157,849	34,133,939

TOTAL AFFILIATED MUTUAL FUNDS (cost $47,847,472)		47,849,057

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
4.269%	09/18/25	1,400	1,387,040

(cost $1,387,035)

TOTAL SHORT-TERM INVESTMENTS (cost $49,234,507)			49,236,097

TOTAL INVESTMENTS—103.4% (cost $828,299,245)			1,017,162,426
Liabilities in excess of other assets(z) — (3.4)%			(33,198,308)

NET ASSETS — 100.0%			$983,964,118

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,247,206; cash collateral of $34,001,209 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	Mini MSCI EAFE Index	Sep. 2025	$3,754,380	$ 28,400
28	S&P 500 E-Mini Index	Sep. 2025	8,755,250	309,443

				$337,843

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,387,040

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$298,397,914	$—	$—
Common Stocks
Australia	—	10,822,587	—
Belgium	—	804,546	—
Brazil	1,264,877	317,216	—
Canada	18,366,524	—	—
China	—	2,254,004	—
Denmark	—	2,947,646	—
Finland	—	2,814,734	—
France	—	14,366,759	—
Germany	—	13,484,547	—
Hong Kong	230,990	1,826,728	—
Ireland	1,572,957	739,026	—
Israel	—	1,181,283	—
Italy	—	5,824,210	—
Japan	—	29,103,706	—
Luxembourg	—	339,729	—
Macau	—	205,050	—
Netherlands	—	3,116,003	—
New Zealand	—	588,682	—
Norway	—	1,334,499	—
Singapore	916,296	1,852,295	—
South Korea	—	145,048	—
Spain	—	2,650,885	—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Sweden	$—	$4,288,274	$—
Switzerland	740,630	3,955,185	—
United Kingdom	645,750	15,346,569	—
United States	389,650,582	12,966,373	—
Preferred Stock
Germany	—	210,918	—
Unaffiliated Exchange-Traded Funds
United States	122,653,307	—	—
Short-Term Investments
Affiliated Mutual Funds	47,849,057	—	—
U.S. Treasury Obligation	—	1,387,040	—

Total	$882,288,884	$134,873,542	$—

Other Financial Instruments*
Assets
Futures Contracts	$337,843	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	35.2%
Unaffiliated Exchange-Traded Funds	12.5
Semiconductors & Semiconductor Equipment	5.3
Software	4.9
Banks	3.6
Interactive Media & Services	2.7
Pharmaceuticals	2.7
Technology Hardware, Storage & Peripherals	2.3
Broadline Retail	1.9
Oil, Gas & Consumable Fuels	1.8
Capital Markets	1.7
Insurance	1.7
Financial Services	1.6
Aerospace & Defense	1.4
Consumer Staples Distribution & Retail	1.2
Health Care Providers & Services	1.0
Automobiles	1.0
Hotels, Restaurants & Leisure	1.0
Entertainment	1.0
Electrical Equipment	0.9
Biotechnology	0.9
Metals & Mining	0.9
Electric Utilities	0.8
Specialty Retail	0.8
IT Services	0.8
Machinery	0.8
Diversified Telecommunication Services	0.8
Health Care Equipment & Supplies	0.7
Food Products	0.6
Building Products	0.6

Communications Equipment	0.6%
Industrial Conglomerates	0.6
Electronic Equipment, Instruments & Components	0.6
Tobacco	0.6
Household Products	0.5
Construction & Engineering	0.5
Ground Transportation	0.5
Beverages	0.4
Professional Services	0.4
Specialized REITs	0.4
Textiles, Apparel & Luxury Goods	0.4
Multi-Utilities	0.4
Consumer Finance	0.4
Chemicals	0.4
Automobile Components	0.4
Life Sciences Tools & Services	0.3
Media	0.3
Wireless Telecommunication Services	0.2
Trading Companies & Distributors	0.2
Passenger Airlines	0.2
Retail REITs	0.2
Construction Materials	0.2
Commercial Services & Supplies	0.2
Household Durables	0.2
Containers & Packaging	0.2
U.S. Treasury Obligation	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.1
Air Freight & Logistics	0.1
Personal Care Products	0.1
Independent Power & Renewable Electricity Producers	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Energy Equipment & Services	0.1%
Diversified REITs	0.1
Marine Transportation	0.1
Hotel & Resort REITs	0.1
Industrial REITs	0.0	*
Health Care Technology	0.0	*
Distributors	0.0	*
Leisure Products	0.0	*

Transportation Infrastructure	0.0 *%

103.4
Liabilities in excess of other assets	(3.4)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$337,843	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$793,033

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$337,843

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$4,169,877

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$33,247,206	$(33,247,206)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $33,247,206:
Unaffiliated investments (cost $514,811,336)	$670,915,455
Affiliated investments (cost $313,487,909)	346,246,971
Cash	72,062
Foreign currency, at value (cost $320,552)	325,003
Receivable for investments sold	33,184,821
Tax reclaim receivable	2,097,114
Dividends and interest receivable	584,381
Due from broker-variation margin futures	43,960
Receivable for Portfolio shares sold	8,570
Receivable from affiliate	4,157
Prepaid expenses and other assets	19,791

Total Assets	1,053,502,285

LIABILITIES
Payable to broker for collateral for securities on loan	34,001,209
Payable for investments purchased	33,896,815
Payable to affiliate	817,964
Management fee payable	350,881
Accrued expenses and other liabilities	261,737
Payable for Portfolio shares purchased	207,373
Affiliated transfer agent fee payable	1,515
Trustees’ fees payable	337
Distribution fee payable	336

Total Liabilities	69,538,167

NET ASSETS	$983,964,118

Net assets were comprised of:
Partners’ Equity	$983,964,118

Class I:
Net asset value and redemption price per share, $982,264,886 / 14,031,823 outstanding shares of beneficial interest	$70.00

Class III:
Net asset value and redemption price per share, $1,699,232 / 24,531 outstanding shares of beneficial interest	$69.27

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $519,878 foreign withholding tax, of which $63,517 is reimbursable by an affiliate)	$8,432,131
Affiliated dividend income	310,850
Interest income	72,673
Income from securities lending, net (including affiliated income of $17,549)	22,628

Total income	8,838,282

EXPENSES
Management fee.	3,425,166
Distribution fee—Class III	1,823
Custodian and accounting fees	114,139
Shareholders’ reports	43,907
Professional fees	36,608
Audit fee	21,525
Trustees’ fees	11,447
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	52,543

Total expenses	3,713,080
Less: Fee waivers and/or expense reimbursement	(621,847)

Net expenses	3,091,233

NET INVESTMENT INCOME (LOSS)	5,747,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $145,609) (net of foreign capital gains taxes $(1,800))	169,714,811
Futures transactions	793,033
Foreign currency transactions	242,211

170,750,055

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $32,739,693)	(85,217,054)
Futures	337,843
Foreign currencies	139,262

(84,739,949)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	86,010,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,757,155

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,747,049	$10,974,890
Net realized gain (loss) on investment and foreign currency transactions	170,750,055	138,215,688
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(84,739,949)	622,670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,757,155	149,813,248

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	12,052,452	17,465,316
Portfolio shares purchased	(45,366,394)	(321,783,089)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(33,313,942)	(304,317,773)

TOTAL INCREASE (DECREASE)	58,443,213	(154,504,525)
NET ASSETS:
Beginning of period	925,520,905	1,080,025,430

End of period	$983,964,118	$925,520,905

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF GLOBAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$63.54		$55.18	$ 46.14	$ 56.82	$ 48.06	$ 41.49

Income (Loss) From Investment Operations:
Net investment income (loss)	0.41		0.68	0.74	0.63	0.46	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.05		7.68	8.30	(11.31)	8.30	6.16

Total from investment operations	6.46		8.36	9.04	(10.68)	8.76	6.57

Net Asset Value, end of period	$70.00		$63.54	$ 55.18	$ 46.14	$ 56.82	$ 48.06

Total Return(b)	10.18%		15.15%	19.59%	(18.80)%	18.23%	15.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$982.3		$924.2	$1,078.9	$1,186.9	$1,518.5	$1,377.0
Average net assets (in millions)	$919.5		$978.8	$1,072.5	$1,262.8	$1,472.2	$1,190.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.76%	0.78%	0.75%	0.74%	0.76%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.85%	0.83%	0.79%	0.78%	0.80%
Net investment income (loss)	1.26	%(d)	1.12%	1.48%	1.30%	0.86%	1.01%
Portfolio turnover rate(e)	91%		35%	41%	52%	21%	34%

Class III
	Six Months Ended June 30,		Year Ended December 31,			April 26, 2021(f) through December 31,
	2025		2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$62.95		$54.80	$45.94	$56.72	$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.33		0.53	0.58	0.54	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.99		7.62	8.28	(11.32)	3.44

Total from investment operations	6.32		8.15	8.86	(10.78)	3.59

Net Asset Value, end of period	$69.27		$62.95	$54.80	$45.94	$56.72

Total Return(b)	10.04%		14.87%	19.29%	(19.01)%	6.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 1.7		$ 1.3	$ 1.1	$ 0.6	$ 0.2
Average net assets (in millions)	$ 1.5		$ 1.3	$ 0.8	$ 0.5	$ 0.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.92	%(d)	1.01%	1.03%	1.00%	0.99	%(g)
Expenses before waivers and/or expense reimbursement	1.06	%(d)	1.10%	1.08%	1.04%	1.03	%(g)
Net investment income (loss)	1.03	%(d)	0.86%	1.15%	1.14%	0.40	%(g)
Portfolio turnover rate(e)	91%		35%	41%	52%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.2%
COMMON STOCKS — 50.2%
Aerospace & Defense — 1.1%
Airbus SE (France)	336	$70,291
Axon Enterprise, Inc.*	1,900	1,573,086
Boeing Co. (The)*	19,550	4,096,311
Elbit Systems Ltd. (Israel)	68	30,290
General Dynamics Corp.	6,500	1,895,790
General Electric Co.	27,478	7,072,562
Howmet Aerospace, Inc.	10,280	1,913,416
Huntington Ingalls Industries, Inc.	1,000	241,460
Kongsberg Gruppen ASA (Norway)	1,810	70,195
L3Harris Technologies, Inc.(a)	4,670	1,171,423
Lockheed Martin Corp.	5,420	2,510,219
Northrop Grumman Corp.	3,362	1,680,933
Rheinmetall AG (Germany)	54	114,356
Rolls-Royce Holdings PLC (United Kingdom)	18,381	243,597
RTX Corp.	34,355	5,016,517
Saab AB (Sweden) (Class B Stock)	408	22,813
Safran SA (France)	471	153,605
Singapore Technologies Engineering Ltd. (Singapore)	10,200	62,543
Textron, Inc.	4,900	393,421
Thales SA (France)	80	23,622
TransDigm Group, Inc.	1,450	2,204,928

		30,561,378

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	3,200	307,040
DSV A/S (Denmark)	89	21,347
Expeditors International of Washington, Inc.	3,400	388,450
FedEx Corp.	5,680	1,291,121
United Parcel Service, Inc. (Class B Stock)	18,900	1,907,766

		3,915,724

Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	5,600	382,032
Cie Generale des Etablissements Michelin SCA (France)	1,333	49,580
Sumitomo Electric Industries Ltd. (Japan)	3,900	83,629

		515,241

Automobiles — 0.9%
Ferrari NV (Italy)	145	71,037
Ford Motor Co.	103,385	1,121,727
General Motors Co.	24,900	1,225,329
Honda Motor Co. Ltd. (Japan)	5,300	51,107
Mercedes-Benz Group AG (Germany)	2,425	141,281
Stellantis NV	2,607	26,112
Subaru Corp. (Japan)	1,600	27,738
Suzuki Motor Corp. (Japan)	600	7,234
Tesla, Inc.*	72,220	22,941,405
Toyota Motor Corp. (Japan)	3,300	56,836

		25,669,806

	Shares	Value
COMMON STOCKS (continued)
Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,283	$35,033
AIB Group PLC (Ireland)	5,308	43,806
ANZ Group Holdings Ltd. (Australia)	1,674	32,102
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,058	124,079
Banco Santander SA (Spain)	12,027	99,594
Bank Hapoalim BM (Israel)	2,944	56,549
Bank Leumi Le-Israel BM (Israel)	4,074	75,799
Bank of America Corp.	169,641	8,027,412
Barclays PLC (United Kingdom)	16,947	78,308
BNP Paribas SA (France)	933	83,692
BOC Hong Kong Holdings Ltd. (China)	27,500	119,714
Citigroup, Inc.	48,435	4,122,787
Citizens Financial Group, Inc.	11,100	496,725
Commonwealth Bank of Australia (Australia)	1,876	228,325
Credit Agricole SA (France)	3,496	66,138
Daishi Hokuetsu Financial Group, Inc. (Japan)	500	11,546
Danske Bank A/S (Denmark)	340	13,887
DNB Bank ASA (Norway)	1,350	37,334
Fifth Third Bancorp	17,721	728,865
HSBC Holdings PLC (United Kingdom)	17,545	212,228
Huntington Bancshares, Inc.	39,336	659,271
ING Groep NV (Netherlands)	3,391	74,323
Intesa Sanpaolo SpA (Italy)	27,485	158,325
JPMorgan Chase & Co.	71,945	20,857,575
KeyCorp	25,100	437,242
Lloyds Banking Group PLC (United Kingdom)	12,528	13,173
M&T Bank Corp.	4,105	796,329
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,400	87,255
Mizuho Financial Group, Inc. (Japan)	1,300	36,088
NatWest Group PLC (United Kingdom)	16,368	114,952
Nordea Bank Abp (Finland)	5,619	83,373
PNC Financial Services Group, Inc. (The)	10,233	1,907,636
Regions Financial Corp.	23,703	557,494
Resona Holdings, Inc. (Japan)	700	6,465
Societe Generale SA (France)	126	7,208
Standard Chartered PLC (United Kingdom)	2,737	45,293
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,400	35,253
Sumitomo Mitsui Trust Group, Inc. (Japan)	500	13,299
Svenska Handelsbanken AB (Sweden) (Class A Stock)	624	8,354
Swedbank AB (Sweden) (Class A Stock)	903	23,917
Truist Financial Corp.	33,901	1,457,404
U.S. Bancorp	40,285	1,822,896
UniCredit SpA (Italy)	1,712	114,847
United Overseas Bank Ltd. (Singapore)	700	19,813
Wells Fargo & Co.	83,864	6,719,184

		50,750,892

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	565	$38,872
Brown-Forman Corp. (Class B Stock)	5,275	141,950
Coca-Cola Co. (The)	99,901	7,067,996
Coca-Cola HBC AG (Italy)*	184	9,613
Constellation Brands, Inc. (Class A Stock)	3,940	640,959
Keurig Dr. Pepper, Inc.	35,700	1,180,242
Molson Coors Beverage Co. (Class B Stock)	4,400	211,596
Monster Beverage Corp.*	18,000	1,127,520
PepsiCo, Inc.	35,407	4,675,140

		15,093,888

Biotechnology — 0.8%
AbbVie, Inc.	45,501	8,445,896
Amgen, Inc.	13,837	3,863,429
Biogen, Inc.*	3,660	459,659
CSL Ltd.	220	34,751
Genmab A/S (Denmark)*	231	47,971
Gilead Sciences, Inc.	32,100	3,558,927
Incyte Corp.*	4,440	302,364
Moderna, Inc.*	8,750	241,413
Regeneron Pharmaceuticals, Inc.	2,720	1,428,000
Swedish Orphan Biovitrum AB (Sweden)*	929	28,274
Vertex Pharmaceuticals, Inc.*	6,600	2,938,320

		21,349,004

Broadline Retail — 2.0%
Amazon.com, Inc.*	243,400	53,399,526
eBay, Inc.	11,900	886,074
Next PLC (United Kingdom)	716	122,289
Prosus NV (China)*	2,808	157,547

		54,565,436

Building Products — 0.3%
A.O. Smith Corp.	3,300	216,381
AGC, Inc. (Japan)	500	14,668
Allegion PLC	2,233	321,820
Builders FirstSource, Inc.*	3,000	350,070
Carrier Global Corp.	20,802	1,522,498
Cie de Saint-Gobain SA (France)	999	117,358
Geberit AG (Switzerland)	24	18,901
Johnson Controls International PLC	17,022	1,797,864
Lennox International, Inc.	840	481,521
Masco Corp.	5,800	373,288
ROCKWOOL A/S (Denmark) (Class B Stock)	410	19,218
Trane Technologies PLC	5,800	2,536,978

		7,770,565

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	2,241	126,823
Ameriprise Financial, Inc.	2,480	1,323,650
Amundi SA (France), 144A	945	76,598
Bank of New York Mellon Corp. (The)	18,358	1,672,597
Blackrock, Inc.	3,750	3,934,687

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Blackstone, Inc.	18,900	$2,827,062
Cboe Global Markets, Inc.	2,700	629,667
Charles Schwab Corp. (The)	44,950	4,101,238
CME Group, Inc.	9,300	2,563,266
Coinbase Global, Inc. (Class A Stock)*	5,500	1,927,695
Deutsche Bank AG (Germany)	4,172	123,681
Euronext NV (Netherlands), 144A	304	52,088
FactSet Research Systems, Inc.	1,000	447,280
Franklin Resources, Inc.	8,700	207,495
Goldman Sachs Group, Inc. (The)	7,940	5,619,535
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	600	32,272
Intercontinental Exchange, Inc.	14,855	2,725,447
Invesco Ltd.	12,400	195,548
JAFCO Group Co. Ltd. (Japan)	1,400	23,953
KKR & Co., Inc.	17,400	2,314,722
MarketAxess Holdings, Inc.	820	183,139
Moody’s Corp.	3,930	1,971,249
Morgan Stanley	31,919	4,496,110
MSCI, Inc.	2,000	1,153,480
Nasdaq, Inc.	10,800	965,736
Nomura Holdings, Inc. (Japan)	19,500	128,499
Northern Trust Corp.	5,000	633,950
Plus500 Ltd. (Israel)	224	10,453
Raymond James Financial, Inc.	4,650	713,171
S&P Global, Inc.	8,120	4,281,595
SBI Holdings, Inc. (Japan)	600	20,907
Singapore Exchange Ltd. (Singapore)	5,500	64,401
State Street Corp.	7,300	776,282
T. Rowe Price Group, Inc.(a)	5,800	559,700
UBS Group AG (Switzerland)	2,873	97,543

		46,981,519

Chemicals — 0.6%
Air Products & Chemicals, Inc.	5,700	1,607,742
Albemarle Corp.	3,100	194,277
Asahi Kasei Corp. (Japan)	11,400	81,154
CF Industries Holdings, Inc.	4,200	386,400
Corteva, Inc.	17,647	1,315,231
Dow, Inc.(a)	18,547	491,124
DuPont de Nemours, Inc.	10,947	750,855
Eastman Chemical Co.	3,100	231,446
Ecolab, Inc.	6,500	1,751,360
International Flavors & Fragrances, Inc.	6,900	507,495
Linde PLC	12,300	5,770,914
LyondellBasell Industries NV (Class A Stock)	6,800	393,448
Mitsubishi Chemical Group Corp. (Japan)	6,100	32,062
Mosaic Co. (The)	8,200	299,136
Nitto Denko Corp. (Japan)	1,100	21,242
Orica Ltd. (Australia)	884	11,351
PPG Industries, Inc.	5,800	659,750
Sherwin-Williams Co. (The)	5,950	2,042,992
Yara International ASA (Brazil)	1,665	61,443

		16,609,422

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	4,774	73,729

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Cintas Corp.	9,120	$2,032,574
Copart, Inc.*	22,600	1,108,982
Dai Nippon Printing Co. Ltd. (Japan)	2,000	30,360
Republic Services, Inc.	5,265	1,298,402
Rollins, Inc.	7,400	417,508
TOPPAN Holdings, Inc. (Japan)	500	13,584
Veralto Corp.	6,333	639,316
Waste Management, Inc.	9,442	2,160,518

		7,774,973

Communications Equipment — 0.5%
Arista Networks, Inc.*	26,600	2,721,446
Cisco Systems, Inc.	102,800	7,132,264
F5, Inc.*	1,500	441,480
Juniper Networks, Inc.	8,700	347,391
Motorola Solutions, Inc.	4,309	1,811,762
Nokia OYJ (Finland)	22,809	118,348
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,802	58,125

		12,630,816

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	712	49,489
Bouygues SA (France)	266	12,030
Eiffage SA (France)	405	56,908
Quanta Services, Inc.	3,800	1,436,704
Vinci SA (France)	529	78,012

		1,633,143

Construction Materials — 0.1%
Heidelberg Materials AG (Germany)	495	116,571
Martin Marietta Materials, Inc.	1,540	845,398
Vulcan Materials Co.	3,400	886,788

		1,848,757

Consumer Finance — 0.3%
American Express Co.	14,300	4,561,414
Capital One Financial Corp.	16,430	3,495,647
Synchrony Financial	9,872	658,857

		8,715,918

Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	2,973	41,938
Coles Group Ltd. (Australia)	4,315	59,168
Costco Wholesale Corp.	11,430	11,315,014
Dollar General Corp.	5,600	640,528
Dollar Tree, Inc.*	5,065	501,638
Kesko OYJ (Finland) (Class B Stock)	1,056	26,045
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	138,330
Kroger Co. (The)	15,792	1,132,760
Sysco Corp.	13,000	984,620
Target Corp.	11,760	1,160,124
Tesco PLC (United Kingdom)	16,197	89,303
Walgreens Boots Alliance, Inc.	18,900	216,972
Walmart, Inc.	111,300	10,882,914

		27,189,354

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging — 0.1%
Amcor PLC	62,150	$571,158
Avery Dennison Corp.	1,900	333,393
Ball Corp.	7,100	398,239
International Paper Co.	13,573	635,624
Packaging Corp. of America	2,300	433,435
Smurfit WestRock PLC	13,044	562,849

		2,934,698

Distributors — 0.0%
Genuine Parts Co.	3,400	412,454
LKQ Corp.	6,900	255,369
Pool Corp.	980	285,650

		953,473

Diversified REITs — 0.0%
Covivio SA (France)	570	36,140
Stockland (Australia)	4,175	14,755

		50,895

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	185,236	5,360,730
Deutsche Telekom AG (Germany)	4,610	168,743
Koninklijke KPN NV (Netherlands)	17,556	85,641
Orange SA (France)	1,004	15,289
Telia Co. AB (Sweden)	13,563	48,784
Verizon Communications, Inc.	108,676	4,702,410

		10,381,597

Electric Utilities — 0.8%
Alliant Energy Corp.	6,800	411,196
American Electric Power Co., Inc.	13,760	1,427,738
Chubu Electric Power Co., Inc. (Japan) .	2,600	32,174
Constellation Energy Corp.	8,004	2,583,371
Duke Energy Corp.	19,961	2,355,398
Edison International	10,200	526,320
Enel SpA (Italy)	18,590	176,432
Entergy Corp.	11,200	930,944
Evergy, Inc.	6,100	420,473
Eversource Energy	9,800	623,476
Exelon Corp.	26,413	1,146,852
FirstEnergy Corp.	13,856	557,843
Fortum OYJ (Finland)	648	12,151
Iberdrola SA (Spain)	2,780	53,482
Kansai Electric Power Co., Inc. (The) (Japan)	4,300	50,997
NextEra Energy, Inc.	53,100	3,686,202
NRG Energy, Inc.	5,000	802,900
PG&E Corp.	57,800	805,732
Pinnacle West Capital Corp.	3,200	286,304
PPL Corp.	19,200	650,688
Southern Co. (The)	28,300	2,598,789
Xcel Energy, Inc.	14,610	994,941

		21,134,403

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	2,523	151,200
AMETEK, Inc.	5,900	1,067,664
Eaton Corp. PLC	9,937	3,547,410

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	14,500	$1,933,285
Fujikura Ltd. (Japan)	1,100	57,866
GE Vernova, Inc.	7,034	3,722,041
Generac Holdings, Inc.*	1,400	200,494
Hubbell, Inc.	1,400	571,774
Legrand SA (France)	224	30,022
Mitsubishi Electric Corp. (Japan)	1,700	36,565
Rockwell Automation, Inc.	2,900	963,293
Schneider Electric SE	253	67,927
Siemens Energy AG (Germany)*	1,260	147,270

		12,496,811

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	31,200	3,081,000
CDW Corp.	3,250	580,418
Corning, Inc.	19,800	1,041,282
Halma PLC (United Kingdom)	2,234	98,194
Jabil, Inc.	2,700	588,870
Keysight Technologies, Inc.*	4,400	720,984
Oki Electric Industry Co. Ltd. (Japan)	4,700	52,415
Ralliant Corp.*	3,017	146,278
TE Connectivity PLC (Switzerland)	7,500	1,265,025
Teledyne Technologies, Inc.*	1,240	635,264
Trimble, Inc.*	6,300	478,674
Zebra Technologies Corp. (Class A Stock)*	1,170	360,781

		9,049,185

Energy Equipment & Services — 0.1%
Baker Hughes Co.	25,798	989,095
Halliburton Co.	22,200	452,436
Schlumberger NV	35,224	1,190,571

		2,632,102

Entertainment — 0.9%
Electronic Arts, Inc.	6,000	958,200
Konami Group Corp. (Japan)	700	110,671
Live Nation Entertainment, Inc.*	4,100	620,248
Netflix, Inc.*	10,960	14,676,865
Nintendo Co. Ltd. (Japan)	200	19,206
Sea Ltd. (Singapore), ADR*	1,100	175,934
Spotify Technology SA*	200	153,468
Take-Two Interactive Software, Inc.*	4,300	1,044,255
TKO Group Holdings, Inc.	1,700	309,315
Walt Disney Co. (The)	46,282	5,739,431
Warner Bros Discovery, Inc.*	59,076	677,011

		24,484,604

Financial Services — 2.2%
Apollo Global Management, Inc.	11,500	1,631,505
Berkshire Hathaway, Inc. (Class B Stock)*	47,315	22,984,207
Corpay, Inc.*	1,700	564,094
Edenred SE (France)	1,830	56,841
Fidelity National Information Services, Inc.	13,600	1,107,176
Fiserv, Inc.*	14,300	2,465,463
Global Payments, Inc.	6,177	494,407

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Jack Henry & Associates, Inc.	1,900	$342,323
Mastercard, Inc. (Class A Stock)	20,890	11,738,927
ORIX Corp. (Japan)	2,100	47,390
PayPal Holdings, Inc.*	25,000	1,858,000
Visa, Inc. (Class A Stock)	44,100	15,657,705
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,338	64,635
Wise PLC (United Kingdom) (Class A Stock)*	1,248	17,828

		59,030,501

Food Products — 0.3%
Ajinomoto Co., Inc. (Japan)	300	8,137
Archer-Daniels-Midland Co.	12,826	676,956
Bunge Global SA	3,400	272,952
Conagra Brands, Inc.	12,300	251,781
General Mills, Inc.	14,100	730,521
Hershey Co. (The)	3,800	630,610
Hormel Foods Corp.	7,400	223,850
J.M. Smucker Co. (The)	2,600	255,320
JDE Peet’s NV (Netherlands)	1,869	53,387
Kellanova	7,600	604,428
Kraft Heinz Co. (The)	22,967	593,008
Lamb Weston Holdings, Inc.	4,000	207,400
McCormick & Co., Inc.	6,540	495,863
Mondelez International, Inc. (Class A Stock)	33,353	2,249,326
Nestle SA.	2,381	236,734
The Campbell’s Co.	5,700	174,705
Tyson Foods, Inc. (Class A Stock)	7,700	430,738
WH Group Ltd. (Hong Kong), 144A	107,000	103,126
Wilmar International Ltd. (China)	25,100	56,658

		8,255,500

Gas Utilities — 0.0%
Atmos Energy Corp.	4,100	631,851
Osaka Gas Co. Ltd. (Japan)	700	17,955
Tokyo Gas Co. Ltd. (Japan)	1,100	36,588

		686,394

Ground Transportation — 0.5%
Central Japan Railway Co. (Japan)	1,500	33,532
CSX Corp.	48,600	1,585,818
J.B. Hunt Transport Services, Inc.	1,900	272,840
Norfolk Southern Corp.	5,800	1,484,626
Old Dominion Freight Line, Inc.	4,830	783,909
Uber Technologies, Inc.*	53,900	5,028,870
Union Pacific Corp.	15,660	3,603,053

		12,792,648

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	44,750	6,086,448
Align Technology, Inc.*	1,640	310,501
Baxter International, Inc.	13,800	417,864
Becton, Dickinson & Co.	7,410	1,276,373
Boston Scientific Corp.*	38,067	4,088,776
Cooper Cos., Inc. (The)*	5,460	388,534
Dexcom, Inc.*	10,060	878,137

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*	15,300	$1,196,613
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,559	56,208
GE HealthCare Technologies, Inc.	12,092	895,654
Hologic, Inc.*	6,100	397,476
Hoya Corp. (Japan)	400	47,505
IDEXX Laboratories, Inc.*(a)	2,100	1,126,314
Insulet Corp.*	1,800	565,524
Intuitive Surgical, Inc.*	9,220	5,010,240
Medtronic PLC.	33,090	2,884,455
ResMed, Inc.(a)	3,900	1,006,200
Solventum Corp.*	3,570	270,749
STERIS PLC.	2,650	636,583
Stryker Corp.	8,800	3,481,544
Zimmer Biomet Holdings, Inc.	5,300	483,413

		31,505,111

Health Care Providers & Services — 0.9%
Ambea AB (Sweden), 144A	2,516	30,012
Cardinal Health, Inc.	6,250	1,050,000
Cencora, Inc.	4,400	1,319,340
Centene Corp.*	12,650	686,642
Cigna Group (The)	7,000	2,314,060
CVS Health Corp.	32,483	2,240,677
DaVita, Inc.*	1,200	170,940
Elevance Health, Inc.	5,720	2,224,851
Fresenius Medical Care AG (Germany)	1,432	82,276
HCA Healthcare, Inc.	4,400	1,685,640
Henry Schein, Inc.*	3,500	255,675
Humana, Inc.	3,110	760,333
Labcorp Holdings, Inc.	2,100	551,271
McKesson Corp.	3,230	2,366,879
Molina Healthcare, Inc.*	1,350	402,165
Quest Diagnostics, Inc.	2,800	502,964
Sonic Healthcare Ltd. (Australia)	2,247	39,662
UnitedHealth Group, Inc.	23,420	7,306,338
Universal Health Services, Inc. (Class B Stock)	1,500	271,725

		24,261,450

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	4,180	303,596
Healthpeak Properties, Inc.	18,600	325,686
Ventas, Inc.	11,668	736,834
Welltower, Inc.	15,900	2,444,307

		3,810,423

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	138	25,825

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	19,682	302,316

Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*	11,100	1,468,974
Amadeus IT Group SA (Spain)	104	8,786
Aristocrat Leisure Ltd. (Australia)	872	37,361
Betsson AB (Sweden) (Class B Stock)	462	9,782
Booking Holdings, Inc.	850	4,920,854
Caesars Entertainment, Inc.*	5,900	167,501

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Carnival Corp.*	27,300	$767,676
Chipotle Mexican Grill, Inc.*	35,000	1,965,250
Darden Restaurants, Inc.	3,050	664,808
Domino’s Pizza, Inc.	820	369,492
DoorDash, Inc. (Class A Stock)*	8,700	2,144,637
Expedia Group, Inc.	3,150	531,342
Food & Life Cos. Ltd. (Japan)	800	38,902
Hiday Hidaka Corp. (Japan)	400	9,175
Hilton Worldwide Holdings, Inc.	6,000	1,598,040
Las Vegas Sands Corp.	9,150	398,117
Marriott International, Inc. (Class A Stock)	5,728	1,564,947
McDonald’s Corp.	18,300	5,346,711
Metaplanet, Inc. (Japan)*	800	9,135
MGM Resorts International*	5,300	182,267
Norwegian Cruise Line Holdings Ltd.*	12,000	243,360
Royal Caribbean Cruises Ltd.(a)	6,400	2,004,096
Starbucks Corp.	29,300	2,684,759
Wynn Resorts Ltd.	2,500	234,175
Yum! Brands, Inc.	7,100	1,052,078

		28,422,225

Household Durables — 0.1%
D.R. Horton, Inc.	7,200	928,224
Garmin Ltd.	3,900	814,008
Lennar Corp. (Class A Stock)	6,000	663,660
Mohawk Industries, Inc.*	1,340	140,486
NVR, Inc.*	80	590,853
Panasonic Holdings Corp. (Japan)	5,300	56,706
PulteGroup, Inc.	5,122	540,166
Sekisui House Ltd. (Japan)	700	15,407
Sony Group Corp. (Japan)	6,500	169,002

		3,918,512

Household Products — 0.5%
Church & Dwight Co., Inc.	6,500	624,715
Clorox Co. (The)	3,000	360,210
Colgate-Palmolive Co.	20,900	1,899,810
Essity AB (Sweden) (Class B Stock)	3,867	107,073
Kimberly-Clark Corp.	8,400	1,082,928
Procter & Gamble Co. (The)	60,725	9,674,707
Reckitt Benckiser Group PLC (United Kingdom)	1,039	70,784

		13,820,227

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,500	205,140
RWE AG (Germany)	312	13,038
Vistra Corp.	8,600	1,666,766

		1,884,944

Industrial Conglomerates — 0.2%
3M Co.	13,980	2,128,315
CK Hutchison Holdings Ltd. (United Kingdom)	1,500	9,236
Hitachi Ltd. (Japan)	1,300	37,784
Honeywell International, Inc.	16,712	3,891,891
Sekisui Chemical Co. Ltd. (Japan)	3,900	70,632

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	924	$237,337
Smiths Group PLC (United Kingdom)	2,659	82,015

		6,457,210

Industrial REITs — 0.1%
Prologis, Inc	23,884	2,510,686

Insurance — 1.0%
Admiral Group PLC (United Kingdom)	1,045	46,927
Aflac, Inc.	12,800	1,349,888
AIA Group Ltd. (Hong Kong)	17,600	159,429
Allianz SE (Germany)	399	161,928
Allstate Corp. (The)	6,800	1,368,908
American International Group, Inc.	14,939	1,278,629
Aon PLC (Class A Stock)(a)	5,600	1,997,856
Arch Capital Group Ltd.	9,500	864,975
Arthur J. Gallagher & Co.	6,500	2,080,780
Assurant, Inc.	1,300	256,737
AXA SA (France)	3,774	185,322
Brown & Brown, Inc.	7,200	798,264
Chubb Ltd.	9,586	2,777,256
Cincinnati Financial Corp.	4,137	616,082
Dai-ichi Life Holdings, Inc. (Japan)	4,700	35,732
Erie Indemnity Co. (Class A Stock)	500	173,395
Everest Group Ltd.	1,040	353,444
Globe Life, Inc.	2,225	276,545
Hartford Insurance Group, Inc. (The)	7,400	938,838
Insurance Australia Group Ltd. (Australia)	8,110	48,214
Japan Post Holdings Co. Ltd. (Japan)	4,900	45,385
Loews Corp.	4,575	419,344
Marsh & McLennan Cos., Inc.	12,700	2,776,728
Medibank Private Ltd. (Australia)	2,476	8,223
MetLife, Inc.	14,550	1,170,111
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	144	93,504
NN Group NV (Netherlands)	703	46,777
Phoenix Group Holdings PLC (United Kingdom)	4,568	41,327
Poste Italiane SpA (Italy), 144A	494	10,614
Principal Financial Group, Inc.	5,600	444,808
Progressive Corp. (The)	15,100	4,029,586
QBE Insurance Group Ltd. (Australia)	4,336	66,771
Suncorp Group Ltd. (Australia)	1,581	22,532
Swiss Re AG	484	83,726
Talanx AG (Germany)	625	81,026
Tokio Marine Holdings, Inc. (Japan)	200	8,476
Travelers Cos., Inc. (The)	5,835	1,561,096
Unipol Assicurazioni SpA (Italy)	2,088	41,352
W.R. Berkley Corp.	8,100	595,107
Willis Towers Watson PLC	2,540	778,510
Zurich Insurance Group AG (Switzerland)	74	51,780

		28,145,932

Interactive Media & Services — 3.3%
Alphabet, Inc. (Class A Stock)	149,900	26,416,877
Alphabet, Inc. (Class C Stock)	120,960	21,457,094

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.	6,600	$203,874
Meta Platforms, Inc. (Class A Stock)	55,930	41,281,374
REA Group Ltd. (Australia)	165	26,129
Scout24 SE (Germany), 144A	454	62,674

		89,448,022

IT Services — 0.6%
Accenture PLC (Ireland) (Class A Stock)	16,100	4,812,129
Akamai Technologies, Inc.*	3,800	303,088
BIPROGY, Inc. (Japan)	200	8,362
Cognizant Technology Solutions Corp. (Class A Stock)	12,700	990,981
EPAM Systems, Inc.*	1,340	236,939
Fujitsu Ltd. (Japan)	2,100	50,945
Gartner, Inc.*	1,840	743,765
GoDaddy, Inc. (Class A Stock)*	3,700	666,222
International Business Machines Corp.	23,800	7,015,764
NEC Corp. (Japan)	5,000	145,875
Obic Co. Ltd. (Japan)	400	15,554
SCSK Corp. (Japan)	2,100	63,268
Simplex Holdings, Inc. (Japan)	800	21,645
VeriSign, Inc.	2,100	606,480
Wix.com Ltd. (Israel)*	200	31,692

		15,712,709

Leisure Products — 0.0%
Hasbro, Inc.	3,600	265,752

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	7,314	863,125
Bio-Techne Corp.	4,400	226,380
Charles River Laboratories International, Inc.*	1,360	206,353
Danaher Corp.	16,300	3,219,902
IQVIA Holdings, Inc.*	4,100	646,119
Lonza Group AG (Switzerland)	65	46,486
Mettler-Toledo International, Inc.*	530	622,602
QIAGEN NV.	350	16,863
Revvity, Inc.(a)	3,100	299,832
Sartorius Stedim Biotech (France)	162	38,760
Thermo Fisher Scientific, Inc.	9,600	3,892,416
Waters Corp.*(a)	1,400	488,656
West Pharmaceutical Services, Inc.	1,800	393,840

		10,961,334

Machinery — 0.8%
Atlas Copco AB (Sweden) (Class B Stock)	1,156	16,453
Caterpillar, Inc.	12,100	4,697,341
Cummins, Inc.	3,550	1,162,625
Deere & Co.	6,540	3,325,525
Dover Corp.	3,400	622,982
FANUC Corp. (Japan)	600	16,288
Fortive Corp.	9,050	471,776
GEA Group AG (Germany)	174	12,197
IDEX Corp.	1,910	335,339
Illinois Tool Works, Inc.	6,900	1,706,025
Ingersoll Rand, Inc.	10,400	865,072

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Komatsu Ltd. (Japan)	2,300	$75,885
Mitsubishi Heavy Industries Ltd. (Japan)	3,400	85,083
Nordson Corp.	1,500	321,555
Otis Worldwide Corp.	10,201	1,010,103
PACCAR, Inc.	13,414	1,275,135
Parker-Hannifin Corp.	3,325	2,322,413
Pentair PLC	4,177	428,811
Sandvik AB (Sweden)	351	8,060
Schindler Holding AG (Switzerland)	21	7,629
Schindler Holding AG (Switzerland) (Part. Cert.)	60	22,342
Snap-on, Inc.	1,300	404,534
Stanley Black & Decker, Inc.	4,247	287,734
Wartsila OYJ Abp (Finland)	4,363	103,117
Westinghouse Air Brake Technologies Corp.	4,351	910,882
Xylem, Inc.	6,200	802,032
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,600	4,537

		21,301,475

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark)
(Class B Stock)	20	37,194
Mitsui OSK Lines Ltd. (Japan)	900	30,060
Nippon Yusen KK (Japan)	1,200	43,170
SITC International Holdings Co. Ltd. (China)	3,000	9,618

		120,042

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	2,460	1,005,673
Comcast Corp. (Class A Stock)	96,380	3,439,802
Fox Corp. (Class A Stock)	5,800	325,032
Fox Corp. (Class B Stock)	3,733	192,735
Interpublic Group of Cos., Inc. (The)	9,631	235,767
News Corp. (Class A Stock)	9,675	287,541
News Corp. (Class B Stock)	3,500	120,085
Omnicom Group, Inc.(a)	5,100	366,894
Paramount Global (Class B Stock)(a)	14,030	180,987
Publicis Groupe SA (France)	480	54,213
WPP PLC (United Kingdom)	7,704	54,244

		6,262,973

Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	1,155	36,676
BHP Group Ltd. (Australia)	6,081	146,294
BlueScope Steel Ltd. (Australia)	3,332	50,775
Boliden AB (Sweden)*	3,366	105,186
Fortescue Ltd. (Australia)	6,148	61,801
Freeport-McMoRan, Inc.	37,088	1,607,765
JFE Holdings, Inc. (Japan)	900	10,469
Newmont Corp.	28,800	1,677,888
Nippon Steel Corp. (Japan)	1,500	28,368
Northern Star Resources Ltd. (Australia)	2,006	24,778

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Nucor Corp.	5,900	$764,286
Rio Tinto Ltd. (Australia)	275	19,467
Rio Tinto PLC (Australia)	1,335	77,703
Steel Dynamics, Inc.	3,550	454,436

		5,065,892

Multi-Utilities — 0.3%
Ameren Corp.	7,100	681,884
CenterPoint Energy, Inc.	17,000	624,580
Centrica PLC (United Kingdom)	10,262	22,769
CMS Energy Corp.	7,900	547,312
Consolidated Edison, Inc.	9,300	933,255
Dominion Energy, Inc.(a)	21,615	1,221,680
DTE Energy Co.	5,400	715,284
E.ON SE (Germany)	1,458	26,864
Engie SA (France)	6,358	149,431
NiSource, Inc.	12,400	500,216
Public Service Enterprise Group, Inc.	13,100	1,102,758
Sembcorp Industries Ltd. (Singapore)	2,000	10,774
Sempra	16,838	1,275,815
WEC Energy Group, Inc.	8,213	855,795

		8,668,417

Office REITs — 0.0%
BXP, Inc.(a)	4,000	269,880
Nippon Building Fund, Inc. (Japan)	13	12,004

		281,884

Oil, Gas & Consumable Fuels — 1.4%
APA Corp.	9,614	175,840
Chevron Corp.	42,022	6,017,130
ConocoPhillips	32,545	2,920,588
Coterra Energy, Inc.	19,500	494,910
Devon Energy Corp.	17,100	543,951
Diamondback Energy, Inc.	4,800	659,520
ENEOS Holdings, Inc. (Japan)	9,700	48,081
EOG Resources, Inc.	14,100	1,686,501
EQT Corp.	15,400	898,128
Equinor ASA (Norway)	1,443	36,442
Expand Energy Corp.	5,600	654,864
Exxon Mobil Corp.	111,014	11,967,309
Friedrich Vorwerk Group SE (Germany)	124	8,568
Hess Corp.	7,100	983,634
Idemitsu Kosan Co. Ltd. (Japan)	2,600	15,768
Kinder Morgan, Inc.	49,898	1,467,001
Marathon Petroleum Corp.	7,919	1,315,425
Occidental Petroleum Corp.	18,304	768,951
ONEOK, Inc.	16,300	1,330,569
Phillips 66	10,638	1,269,114
Shell PLC	6,213	216,769
Targa Resources Corp.	5,600	974,848
Texas Pacific Land Corp.(a)	470	496,503
TotalEnergies SE (France)	2,260	138,137
Valero Energy Corp.	8,000	1,075,360
Williams Cos., Inc. (The)	31,400	1,972,234

		38,136,145

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	16,700	$821,306
International Consolidated Airlines Group SA (United Kingdom)	17,908	84,369
Qantas Airways Ltd. (Australia)	7,604	53,719
Southwest Airlines Co.	14,700	476,868
United Airlines Holdings, Inc.*	8,400	668,892

		2,105,154

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,900	476,720
Kenvue, Inc.	50,700	1,061,151
Unilever PLC (United Kingdom)	2,612	159,401

		1,697,272

Pharmaceuticals — 1.5%
AstraZeneca PLC (United Kingdom)	726	101,037
Bristol-Myers Squibb Co.	52,370	2,424,207
Eli Lilly & Co.	20,260	15,793,278
Galderma Group AG (Switzerland)	288	41,862
GSK PLC	8,061	153,695
Hikma Pharmaceuticals PLC (United Kingdom)	1,533	41,834
Johnson & Johnson	62,108	9,486,997
Merck & Co., Inc.	64,633	5,116,348
Novartis AG	2,684	325,776
Novo Nordisk A/S (Denmark) (Class B Stock)	1,629	112,880
Orion OYJ (Finland) (Class B Stock)	975	73,353
Otsuka Holdings Co. Ltd. (Japan)	300	14,874
Pfizer, Inc.	146,270	3,545,585
Roche Holding AG	951	310,425
Sandoz Group AG (Switzerland)	186	10,193
Sanofi SA	1,078	104,365
Takeda Pharmaceutical Co. Ltd. (Japan)	2,500	77,183
Viatris, Inc.	33,086	295,458
Zoetis, Inc.	11,500	1,793,425

		39,822,775

Professional Services — 0.3%
Automatic Data Processing, Inc.	10,400	3,207,360
Broadridge Financial Solutions, Inc.	3,000	729,090
Computershare Ltd. (Australia)	3,490	91,557
Dayforce, Inc.*(a)	4,150	229,869
Equifax, Inc.(a)	3,200	829,984
JAC Recruitment Co. Ltd. (Japan)	5,500	38,600
Jacobs Solutions, Inc.	3,100	407,495
Leidos Holdings, Inc.	3,200	504,832
Paychex, Inc.	8,400	1,221,864
Paycom Software, Inc.	1,120	259,168
Recruit Holdings Co. Ltd. (Japan)	200	11,761
Teleperformance SE (France)	129	12,529
Verisk Analytics, Inc.	3,700	1,152,550

		8,696,659

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	7,500	1,050,900

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
CoStar Group, Inc.*	11,100	$892,440
Daito Trust Construction Co. Ltd. (Japan)	400	43,567
Daiwa House Industry Co. Ltd. (Japan) .	200	6,873
Mitsui Fudosan Co. Ltd. (Japan)	1,300	12,585
Sumitomo Realty & Development Co. Ltd. (Japan)	600	23,172
Swiss Prime Site AG (Switzerland)	180	27,022
Vonovia SE (Germany)	302	10,707

		2,067,266

Residential REITs — 0.1%
AvalonBay Communities, Inc.	3,675	747,862
Camden Property Trust	2,600	292,994
Equity Residential	9,000	607,410
Essex Property Trust, Inc.	1,650	467,610
Invitation Homes, Inc.	14,800	485,440
Mid-America Apartment Communities, Inc.	3,000	444,030
UDR, Inc.	7,900	322,557

		3,367,903

Retail REITs — 0.1%
Federal Realty Investment Trust	2,100	199,479
Kimco Realty Corp.	17,800	374,156
Klepierre SA (France)	819	32,383
Realty Income Corp.(a)	22,400	1,290,464
Regency Centers Corp.	4,200	299,166
Scentre Group (Australia)	3,778	8,873
Simon Property Group, Inc.	7,893	1,268,879
Vicinity Ltd. (Australia)	29,154	47,593

		3,520,993

Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.*	41,799	5,931,278
Advantest Corp. (Japan)	900	66,718
Analog Devices, Inc.	12,747	3,034,041
Applied Materials, Inc.	20,800	3,807,856
ASML Holding NV (Netherlands)	315	252,421
Broadcom, Inc.	121,100	33,381,215
Enphase Energy, Inc.*	3,700	146,705
First Solar, Inc.*	2,700	446,958
Infineon Technologies AG (Germany)	1,586	67,678
Intel Corp.	111,700	2,502,080
KLA Corp.(a)	3,430	3,072,388
Lam Research Corp.	33,100	3,221,954
Lasertec Corp. (Japan)	200	26,812
Microchip Technology, Inc.	14,000	985,180
Micron Technology, Inc.	29,000	3,574,250
Monolithic Power Systems, Inc.	1,200	877,656
Nova Ltd. (Israel)*	124	35,152
NVIDIA Corp.	628,300	99,265,117
NXP Semiconductors NV (Netherlands)	6,500	1,420,185
ON Semiconductor Corp.*(a)	10,700	560,787
QUALCOMM, Inc.	28,200	4,491,132
Renesas Electronics Corp. (Japan)	700	8,660
SCREEN Holdings Co. Ltd. (Japan)	200	16,262
Skyworks Solutions, Inc.	4,100	305,532

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Teradyne, Inc.	4,300	$386,656
Texas Instruments, Inc.	23,300	4,837,546
Tokyo Electron Ltd. (Japan)	700	134,057

		172,856,276

Software — 5.7%
Adobe, Inc.*	10,840	4,193,779
ANSYS, Inc.*	2,200	772,684
Autodesk, Inc.*	5,500	1,702,635
Cadence Design Systems, Inc.*	6,900	2,126,235
Crowdstrike Holdings, Inc. (Class A Stock)*	6,300	3,208,653
Fair Isaac Corp.*	630	1,151,615
Fortinet, Inc.*(a)	16,400	1,733,808
Gen Digital, Inc.	14,678	431,533
Intuit, Inc.	7,220	5,686,689
Microsoft Corp.	191,620	95,313,704
Monday.com Ltd.*	100	31,448
Oracle Corp.	41,850	9,149,666
Palantir Technologies, Inc. (Class A Stock)*	55,000	7,497,600
Palo Alto Networks, Inc.*	17,100	3,499,344
PTC, Inc.*	3,100	534,254
Roper Technologies, Inc.	2,760	1,564,478
Salesforce, Inc.	24,650	6,721,809
SAP SE (Germany)	781	238,814
ServiceNow, Inc.*	5,350	5,500,228
Synopsys, Inc.*(a)	3,940	2,019,959
Tyler Technologies, Inc.*(a)	1,110	658,052
Workday, Inc. (Class A Stock)*	5,500	1,320,000
Xero Ltd. (New Zealand)*	218	25,796

		155,082,783

Specialized REITs — 0.4%
American Tower Corp.	12,060	2,665,501
Crown Castle, Inc.	11,200	1,150,576
Digital Realty Trust, Inc.	8,100	1,412,073
Equinix, Inc.	2,524	2,007,766
Extra Space Storage, Inc.	5,400	796,176
Iron Mountain, Inc.	7,602	779,737
Public Storage	4,020	1,179,548
SBA Communications Corp.(a)	2,700	634,068
VICI Properties, Inc.	27,700	903,020
Weyerhaeuser Co.	19,218	493,711

		12,022,176

Specialty Retail — 0.9%
AutoZone, Inc.*	430	1,596,259
Avolta AG (Switzerland)*	563	30,667
Best Buy Co., Inc.	5,175	347,398
CarMax, Inc.*	3,900	262,119
Clas Ohlson AB (Sweden) (Class B Stock)	260	8,895
Fast Retailing Co. Ltd. (Japan)	100	34,286
Home Depot, Inc. (The)	25,650	9,404,316
Kingfisher PLC (United Kingdom)	15,066	60,168
Lowe’s Cos., Inc.	14,400	3,194,928
O’Reilly Automotive, Inc.*	22,200	2,000,886

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	8,500	$1,084,430
TJX Cos., Inc. (The)	29,000	3,581,210
Tractor Supply Co.(a)	13,900	733,503
Ulta Beauty, Inc.*	1,020	477,176
Williams-Sonoma, Inc.	3,100	506,447
Zalando SE (Germany), 144A*	220	7,259

		23,329,947

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	384,840	78,957,623
Dell Technologies, Inc. (Class C Stock) .	7,700	944,020
Hewlett Packard Enterprise Co.	34,348	702,416
HP, Inc.	24,148	590,660
Logitech International SA (Switzerland)	99	8,978
NetApp, Inc.	5,300	564,715
Seagate Technology Holdings PLC(a)	5,500	793,815
Super Micro Computer, Inc.*	13,100	642,031
Western Digital Corp.	8,603	550,506

		83,754,764

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	143	33,381
Asics Corp. (Japan)	2,800	71,401
Deckers Outdoor Corp.*	3,920	404,034
Lululemon Athletica, Inc.*	2,900	688,982
LVMH Moet Hennessy Louis Vuitton SE (France)	73	38,207
NIKE, Inc. (Class B Stock)	30,500	2,166,720
OVS SpA (Italy), 144A	2,075	9,044
Pandora A/S (Denmark)	273	48,101
Ralph Lauren Corp.	1,000	274,280
Tapestry, Inc.	5,500	482,955

		4,217,105

Tobacco — 0.4%
Altria Group, Inc.	43,700	2,562,131
British American Tobacco PLC (United Kingdom)	859	40,842
Imperial Brands PLC (United Kingdom)	3,258	128,724
Japan Tobacco, Inc. (Japan)	900	26,514
Philip Morris International, Inc.	40,100	7,303,413

		10,061,624

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	200	23,400
Fastenal Co.	29,800	1,251,600
ITOCHU Corp. (Japan)	300	15,709
Marubeni Corp. (Japan)	1,500	30,237
Mitsubishi Corp. (Japan)	4,100	81,926
Sumitomo Corp. (Japan)	3,000	77,420
Toyota Tsusho Corp. (Japan)	5,300	120,052
United Rentals, Inc.	1,680	1,265,712
W.W. Grainger, Inc.	1,140	1,185,874

		4,051,930

Water Utilities — 0.0%
American Water Works Co., Inc.	5,000	695,550

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Water Utilities (cont’d.)
United Utilities Group PLC (United Kingdom)	5,654	$88,783

		784,333

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	300	21,812
Tele2 AB (Sweden) (Class B Stock)	858	12,524
T-Mobile US, Inc.	12,400	2,954,424

		2,988,760

TOTAL COMMON STOCKS (cost $241,071,513)		1,370,175,873

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	186	19,663

Banks — 0.0%
Citigroup Capital XIII, 10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	588,400

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	325,800

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	948	74,497

TOTAL PREFERRED STOCKS (cost $969,414)		1,008,360

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.6%
iShares Core S&P 500 ETF	26,900	16,702,210
iShares MSCI EAFE ETF(a)	600	53,634

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $10,287,261)		16,755,844

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

ASSET-BACKED SECURITIES — 8.3%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	471	466,861
Series 2021-03, Class C
1.410%	08/18/27	900	883,050
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	662	664,638
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,330,636
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,497,623
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,868,583

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	$1,108,135
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,128,644
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	408,611
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	828	841,623
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	301	305,931
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	600	590,189
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	661	667,098
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	385,891
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,738,949
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,853,925
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	2,200	2,242,094
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	5,500	5,609,558
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	192,851
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	511,054
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	2,200	2,225,336
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class B, 144A
1.260%	07/14/28	1,800	1,770,333
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,200	3,229,586
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,000	4,123,827
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27	202	202,107
Series 2023-01, Class C
5.090%	05/15/30	600	603,366
Series 2023-03, Class C
5.770%	11/15/30	900	914,268
Series 2023-04, Class C
6.040%	12/15/31	1,600	1,640,981
Series 2024-02, Class C
5.840%	06/17/30	500	511,224
Series 2024-05, Class C
4.780%	01/15/31	1,500	1,505,950

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		200	$204,663
Series 2023-01A, Class C, 144A
5.970%	02/20/31		300	308,264
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38		2,500	2,533,364
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		1,401	1,409,733
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		1,224	1,236,206
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		289	286,942

				51,002,094

Collateralized Loan Obligations — 5.2%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.799%(c)	04/20/37		6,750	6,774,446
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.986%(c)	01/22/38	EUR	2,500	2,950,516
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.707%(c)	01/25/35		6,520	6,534,253
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.879%(c)	04/15/31	EUR	1,747	2,052,293
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.518%(c)	07/15/30		1,387	1,388,005
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.799%(c)	04/20/37		7,000	7,024,625
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.910%(c)	05/22/32	EUR	1,539	1,810,621
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,341	3,810,879
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		6,750	6,775,709
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.789%(c)	04/20/37		6,000	6,021,209

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.649%(c)	01/20/38		3,250	$3,264,375
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.528%(c)	04/15/31		213	213,251
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.649%(c)	05/24/38	EUR	6,500	7,673,933
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	5,250	6,181,335
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.891%(c)	01/26/38	EUR	7,000	8,262,339
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.546%(c)	10/15/32		5,995	6,000,565
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.733%(c)	05/15/37	EUR	6,750	7,977,942
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.638%(c)	07/15/31		533	533,616
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.371%(c)	05/21/34		7,250	7,240,379
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.513%(c)	10/17/38	EUR	4,250	5,012,839
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.731%(c)	06/20/34		3,750	3,759,873
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.646%(c)	10/15/37		6,500	6,525,067
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.169%(c)	01/20/36		3,750	3,762,590
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.613%(c)	04/25/34		6,000	6,013,200
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.176%(c)	07/20/35	EUR	2,000	2,355,893

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		4,750	$4,755,691
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	5,500	6,485,878
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.148%(c)	07/25/34	EUR	3,000	3,529,175
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.459%(c)	01/20/37		7,250	7,246,155

				141,936,652

Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		700	703,184
Series 2024-X02, Class A, 144A
5.220%	12/17/29		1,154	1,155,042
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		2,700	2,720,736
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,852,419
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.064%(c)	06/16/36		2,000	1,998,820
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,477,016

				11,907,217

Credit Cards — 0.3%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.402%(c)	03/15/32	GBP	3,400	4,698,689
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.122%(c)	07/15/32	GBP	1,400	1,926,895

				6,625,584

Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		1,800	1,828,514
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		121	120,574
Series 2019-A, Class A5, 144A
3.080%	11/12/41		116	116,515

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	$1,574,876

				3,640,479

Home Equity Loans — 0.3%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.502%(c)	02/25/55		1,489	1,486,208
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		682	685,329
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		750	759,594
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		137	137,555
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,136	1,146,763
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,240	1,234,847
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		1,889	1,882,093

				7,332,389

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		501	462,479

Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.382%(c)	03/15/26^	EUR	530	465,196

Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		18	17,982
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		206	201,562
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		315	299,354
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.966%(c)	05/25/70		704	691,547
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		177	175,427
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		239	233,405
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		415	398,581
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		81	80,232

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	570	$548,455

			2,646,545

TOTAL ASSET-BACKED SECURITIES (cost $221,248,721)			226,018,635

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,113,667
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,382,726
BANK5,
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57	4,035	4,232,989
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,759,620
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,978,662
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,752,824
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,363	3,306,454
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,835,454
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	3,069,761
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	5,140	5,388,157
BMO Mortgage Trust,
Series 2024-5C7, Class A3
5.566%(cc)	11/15/57	4,500	4,642,083
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,428,585
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	1,244	1,235,926
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,556	2,528,236
Series 2017-P07, Class A3
3.442%	04/14/50	3,541	3,486,182
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,336,110
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.464%(cc)	03/25/26	3,976	27,856
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	1,170	1,167,039
Series 2016-GS03, Class A3
2.592%	10/10/49	3,847	3,774,873

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-GS04, Class A3
3.178%	11/10/49	3,148	$3,099,185
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,718	2,649,900
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,385,161
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.777%(c)	04/15/38	1,720	1,720,000
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	3,202	3,184,510
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,960,061
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	6,020,378
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,837,883
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,861,994
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,549,525
Series 2018-C14, Class A3
4.180%	12/15/51	2,141	2,112,242
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,479	4,421,885
Series 2017-C38, Class A4
3.190%	07/15/50	2,926	2,865,938
Series 2019-C49, Class A3
3.749%	03/15/52	5,019	4,978,787
Series 2020-C58, Class A3
1.810%	07/15/53	4,904	4,353,358
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,948,898
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,425,589

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $128,221,026) 122,822,498

CORPORATE BONDS — 11.1%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	3,300	3,249,070
2.750%	02/01/26	860	849,922
3.300%	03/01/35	1,920	1,588,375
3.550%	03/01/38	960	770,561
3.900%	05/01/49	1,500	1,077,151

			7,535,079

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom), Gtd. Notes
2.259%	03/25/28	3,190	$3,015,019
3.557%	08/15/27	360	353,881
4.390%	08/15/37	2,075	1,846,278
6.343%	08/02/30	345	370,771
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A
4.500%	06/30/28	1,120	1,119,691
Philip Morris International, Inc., Sr. Unsec’d. Notes
5.125%	02/15/30	3,190	3,282,339

			9,987,979

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	1,316	1,282,663
Southwest Airlines Co., Sr. Unsec’d. Notes
2.625%	02/10/30	1,375	1,253,343
United Airlines, Inc., Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	585,806
4.625%	04/15/29	115	111,659

			3,233,471

Apparel — 0.0%
Wolverine World Wide, Inc., Gtd. Notes, 144A
4.000%	08/15/29	550	492,919

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes
4.750%	01/15/43	660	507,697
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
2.900%	02/16/28	200	187,560
4.134%	08/04/25	300	299,408
5.800%	03/08/29	475	476,103
General Motors Co., Sr. Unsec’d. Notes
6.600%	04/01/36	585	618,513
General Motors Financial Co., Inc., Sr. Unsec’d. Notes
2.400%	10/15/28	2,055	1,910,958
Hyundai Capital America, Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	3,370	3,440,477
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A
6.200%	11/16/28	2,854	2,962,826

			10,403,542

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 3.2%
Banco Santander SA (Spain), Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	(a)	600	$617,676
Bank of America Corp., Sr. Unsec’d. Notes
5.288%(ff)	04/25/34		905	923,435
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,805	1,585,329
2.496%(ff)	02/13/31		5,165	4,718,508
3.194%(ff)	07/23/30		1,050	999,583
3.824%(ff)	01/20/28		615	609,756
Sub. Notes, MTN
4.450%	03/03/26		4,790	4,783,487
Bank of America NA, Sub. Notes
6.000%	10/15/36		805	850,285
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes
4.837%(ff)	09/10/28		705	709,817
Sub. Notes
5.088%(ff)	06/20/30		1,830	1,833,878
BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A
3.132%(ff)	01/20/33		1,335	1,185,505
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	(a)	2,200	2,244,581
Capital One NA, Sr. Unsec’d. Notes
4.250%	03/13/26		595	593,516
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A
5.875%	04/30/29		1,600	1,661,791
Citigroup, Inc., Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		2,100	1,860,364
3.887%(ff)	01/10/28		560	554,929
4.542%(ff)	09/19/30		5,280	5,253,940
4.650%	07/23/48		420	362,263
Sub. Notes
4.450%	09/29/27		1,485	1,485,950
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		1,285	1,331,529
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes
2.129%(ff)	11/24/26		460	455,340
2.311%(ff)	11/16/27		500	485,185
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,345	2,264,409
3.814%(ff)	04/23/29		440	432,782
3.850%	01/26/27		2,625	2,607,853
5.207%(ff)	01/28/31		2,155	2,204,858
Sub. Notes
6.750%	10/01/37		225	246,890

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Huntington Bancshares, Inc., Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		395	$414,373
JPMorgan Chase & Co., Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
7.036%(c)	10/01/25	(oo)	230	231,286
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32		1,585	1,415,556
3.782%(ff)	02/01/28		270	267,640
3.964%(ff)	11/15/48		2,240	1,791,707
4.005%(ff)	04/23/29		1,360	1,347,550
5.299%(ff)	07/24/29		4,890	5,020,732
KeyCorp, Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		475	506,689
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes
5.242%(ff)	04/19/29		1,740	1,777,174
Morgan Stanley, Sr. Unsec’d. Notes
5.449%(ff)	07/20/29		1,855	1,907,500
6.407%(ff)	11/01/29		3,220	3,410,859
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		2,770	2,399,032
4.431%(ff)	01/23/30		455	453,957
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		775	662,663
3.591%(cc)	07/22/28		1,030	1,011,876
Sub. Notes, GMTN
4.350%	09/08/26		3,050	3,045,725
Societe Generale SA (France), Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26		3,200	3,153,440
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes
4.954%(ff)	07/08/33		2,950	2,950,000
Truist Financial Corp., Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29		745	806,005
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		2,250	2,208,130
3.091%(ff)	05/14/32		560	508,082
4.282%	01/09/28		980	974,259
Wells Fargo & Co., Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		1,635	1,674,208
6.491%(ff)	10/23/34		2,555	2,792,955
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,895	2,650,714

				86,245,551

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes
4.700%	02/01/36		1,220	1,190,065

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Constellation Brands, Inc., Sr. Unsec’d. Notes
2.250%	08/01/31		780	$676,603

				1,866,668

Building Materials — 0.1%
CRH SMW Finance DAC, Gtd. Notes
5.125%	01/09/30		1,305	1,335,513
Owens Corning, Sr. Unsec’d. Notes
3.875%	06/01/30		415	400,912
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A
6.375%	03/01/32		675	694,527
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	296,846

				2,727,798

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
4.375%	11/15/42		5	4,071
9.400%	05/15/39		15	19,652
DuPont de Nemours, Inc., Sr. Unsec’d. Notes
4.725%	11/15/28		1,590	1,615,015
5.419%	11/15/48		160	161,270
LYB International Finance BV, Gtd. Notes
5.250%	07/15/43		620	554,455
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		660	667,425
6.750%	05/02/34		901	932,120
Sasol Financing USA LLC (South Africa), Gtd. Notes
6.500%	09/27/28		405	384,345
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes
4.800%	09/01/31		585	591,546

				4,929,899

Commercial Services — 0.1%
DCLI Bidco LLC, Second Mortgage, 144A
7.750%	11/15/29		175	177,220
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	487,271
ERAC USA Finance LLC, Gtd. Notes, 144A
7.000%	10/15/37		390	447,348
United Rentals North America, Inc., Gtd. Notes
3.750%	01/15/32		250	229,657

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

				Principal
Interest	Maturity			Amount
Rate	Date			(000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
4.875%	01/15/28			660	$657,604
5.250%	01/15/30	(a)		165	165,467
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	(a)		815	633,778

					2,798,345

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31			465	471,113
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27			3,485	3,446,331
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31			1,490	1,310,348
6.070%	07/12/28			1,680	1,750,914

					6,978,706

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	(a)		370	344,544
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28			2,105	2,079,172
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51			435	318,675
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37			335	356,844
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	(a)		875	830,029
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33			300	338,528
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29			1,000	974,000
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31		2,290		1,998,597
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39		145		147,109
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33		2,260		2,298,169
6.050%	04/15/38		530		565,950
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	(a)	845		872,612

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	1,500	$1,314,837
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	352,926
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	540,777
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	408,015
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	153,860
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	557,888
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,550,254
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	772,097
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	46,034
3.875%	02/15/32	150	137,974
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	221,456
2.450%	12/02/27	345	327,503
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	351,789
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	1,665	1,341,683
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	1,841,065
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	492,686
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	842,620
4.900%	12/15/32	820	834,310
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	546,006
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,068,009
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	784,331

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	$251,531
First Ref. Mortgage, Series C
3.600%	02/01/45	690	475,266
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	494,300
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	421,453

			28,252,899

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	501,015
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	411,888
5.500%	07/31/47	1,350	1,112,636

			2,025,539

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	414,439
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	260	174,717
5.141%	03/15/52	91	56,134

			645,290

Foods — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	3,000	3,046,691
5.750%	04/01/33	635	651,371
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	190,692
4.375%	01/31/32	575	538,196
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	374,883
5.200%	03/01/35	2,680	2,711,550

			7,513,383

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	920	956,974
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	231,200
3.600%	05/01/30	1,600	1,536,838

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	$2,025,208

			4,750,220

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	456,066

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	515,690
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,188,369
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,662,686
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	622,939
4.625%	05/15/42	330	289,083
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	548,920
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	411,811
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	455	387,953
5.200%	04/15/63	1,030	916,501
5.300%	06/15/35	165	168,155
5.500%	04/15/64	1,380	1,289,175
5.750%	07/15/64	650	632,009

			9,633,291

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	350	370,977

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	370,618
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	411,477

			782,095

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	85	85,786

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	(a)	135	$131,284
6.625%	05/15/32		70	66,959

				198,243

Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33		2,375	2,463,319
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	823,832
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	732,843
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	147,449
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		650	729,111
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		105	93,242
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,430	1,160,620
6.850%	12/16/39		122	137,566

				6,287,982

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32		385	389,331
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		245	241,255
7.375%	05/01/33	(a)	145	136,083

				766,669

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		350	355,979
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		1,435	1,304,832

				1,660,811

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		75	74,744
5.500%	05/01/26		425	425,082

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,370	$1,383,771
6.484%	10/23/45	635	629,134
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	1,920	1,787,380
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,235,715
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	560	445,790
5.500%	09/01/41	270	245,381

			8,226,997

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	320	325,717
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	1,750	1,655,042
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	760	780,073
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	250	258,494
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	430	436,454

			3,455,780

Miscellaneous Manufacturing — 0.1%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,409,098

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	890	910,701

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,238,419

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	472,429
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,939,679
5.125%	10/01/34	305	292,541

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29		960	$967,380
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		506	448,161
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	207,912
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		440	434,720
7.750%	02/01/32		940	922,375
8.625%	01/19/29		1,315	1,389,140
EQT Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		25	25,488
7.500%	06/01/30		25	27,477
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		325	315,589
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30		215	209,408
6.250%	04/15/32		325	310,716
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26		335	335,342
4.875%	04/03/28		345	350,171
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27		346	343,578
6.500%	03/13/27		130	129,090
6.840%	01/23/30		100	96,490
Gtd. Notes, MTN
6.875%	08/04/26	(a)	770	769,638
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		500	480,855
2.250%	07/12/31		545	475,981
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33		635	692,484

				11,636,644

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	(a)	300	269,161
6.000%	06/15/29		725	744,416
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		3,570	3,502,244
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		75	76,039

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35		600	$606,553

				5,198,413

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		140	122,663
4.550%	03/15/35		1,770	1,718,726
4.700%	05/14/45		425	380,622
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		490	488,676
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		985	871,189
5.300%	12/05/43		185	168,187
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		590	495,850
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		700	672,832
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		520	383,799

				5,302,544

Pipelines — 0.8%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		590	622,840
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29		2,600	2,640,046
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44		45	38,048
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28		795	806,493
6.125%	12/15/45		120	117,959
6.400%	12/01/30		280	302,007
6.550%	12/01/33		4,380	4,752,074
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42		475	490,739
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	(a)	1,575	1,085,680
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48		770	624,621
5.200%	03/01/47		25	21,843

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	$139,662
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,267,370
4.500%	03/15/50	70	53,950
6.050%	09/01/33	764	802,233
Targa Resources Corp.,
Gtd. Notes
4.900%	09/15/30	2,225	2,244,887
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	75,485
4.125%	08/15/31	55	50,945
6.250%	01/15/30	400	412,537
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	66,928
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	965,875
5.150%	03/15/34	370	369,568
5.600%	03/15/35	1,455	1,496,063

			21,447,853

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	354,394
5.250%	05/15/36	1,900	1,862,436
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,235	2,288,499
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	779,894
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	725,646
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,541,550
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,221,793
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	442,831
5.000%	10/15/27	275	253,906

			11,470,949

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	389,508

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		200	$185,728
3.875%	10/01/31		375	335,835

				911,071

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29		885	906,284
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,650	3,025,508

				3,931,792

Software — 0.1%
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	(a)	1,845	1,734,274

Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		2,840	2,445,244
2.550%	12/01/33		346	289,636
3.500%	09/15/53		1,367	925,465
3.650%	09/15/59		4	2,682
4.500%	05/15/35		1,095	1,043,302
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		75	70,052
Sr. Sec’d. Notes, 144A
11.000%	11/15/29		808	930,391
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32		4,300	4,372,637
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32		2,480	2,302,836
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		965	864,512
3.750%	04/15/27		200	197,983
3.875%	04/15/30		5,500	5,340,239
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32		1,090	939,290
2.550%	03/21/31		1,017	912,304
2.650%	11/20/40		1,095	772,401
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37		425	427,370

				21,836,344

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		585	625,993

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	$748,072
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	104,341

			1,478,406

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,693,039

TOTAL CORPORATE BONDS (cost $314,112,283)			304,511,532

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	177,515

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,371,902
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,445,471
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	405,889
7.625%	03/01/40	205	245,627

			3,468,889

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	574,966

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,072,461

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,193,840

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	404,623

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	500,034

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	$265,081

TOTAL MUNICIPAL BONDS (cost $7,202,009)			7,657,409

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	2,456	2,356,418
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.118%(cc)	02/25/35	24	23,687
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,331	1,317,889
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	467	415,153
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.550%(cc)	02/25/37	33	32,333
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,289	1,278,773
Connecticut Avenue Securities Trust,
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.305%(c)	05/25/45	972	972,765
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A
5.502%(cc)	06/25/60	1,900	1,909,490
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	386	374,408
Cross Mortgage Trust,
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	1,500	1,499,819
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.630%(c)	04/25/50	652	82,937
Series 2020-101, Class AI, IO
3.500%	01/25/51	2,619	493,321
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.645%(c)	08/25/52	1,534	161,581
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap
6.000%, Floor 1.930%)
6.000%(c)	07/25/55	6,250	6,258,890
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.955%(c)	01/25/34	71	71,085
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	225	218,268

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4978, Class MI, IO
4.000%	05/25/40	858	$128,192
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,664	51,901
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	252	6,808
Series 5251, Class PO, PO
2.290%(s)	08/25/52	1,271	877,580
Series 5269, Class AD
2.000%	01/25/55	4,501	3,603,559
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	4,000	4,003,524
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	2,587	568,517
Series 406, Class PO, PO
1.201%(s)	10/25/53	2,239	1,832,745
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	748	20,918
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	968	29,823
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	3,096	86,934
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,003	44,129
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,530	37,969
Series 2021-114, Class TI, IO
3.000%	06/20/51	1,758	255,003
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	378	172
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	628	16,127
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,810	68,830
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	922	24,582
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	763	24,770
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,473	66,257

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,655	$41,777
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		590	13,819
Series 2022-093, Class IO, IO
3.000%	08/20/51		5,763	638,995
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		3,445	69,935
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,263	31,263
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,318	24,834
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)
0.598%(c)	10/20/52		1,569	79,040
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.813%(cc)	07/25/35		7	6,605
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.188%(c)	01/24/63	EUR	729	859,291
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		191	191,384
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,194	1,085,526
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.184%(c)	01/25/48		93	90,605
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		917	874,130
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54		1,884	1,832,652
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		1,106	1,110,488
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		2,400	2,413,574
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.899%(c)	06/24/71	EUR	216	254,086
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.525%(cc)	02/25/34		32	31,488

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	$1
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60		408		369,677

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $39,067,255)					39,234,327

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465		411,961
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		1,010		1,016,818
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		2,034		2,075,473
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37		1,615		1,683,638
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,500		1,495,781
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340		228,840
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514		461,405
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35		1,575		1,604,925
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28		1,690		1,717,040

TOTAL SOVEREIGN BONDS (cost $10,696,101)					10,695,881

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Federal Home Loan Bank
5.500%	07/15/36		850		925,330
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		715		636,752
1.500%	11/01/50		1,080		813,689
1.500%	04/01/51		570		428,990
2.000%	01/01/32		226		214,622
2.000%	06/01/40		594		520,273
2.000%	10/01/40		1,009		873,043
2.000%	09/01/50		2,427		1,937,003
2.000%	02/01/51		1,908		1,519,770
2.000%	03/01/51		977		777,739
2.000%	04/01/51		61		48,605
2.000%	05/01/51		500		397,821
2.000%	09/01/51		406		325,530

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/30	92	$89,284
2.500%	10/01/35	1,299	1,225,684
2.500%	01/01/51	1,335	1,119,278
2.500%	03/01/51	539	450,467
2.500%	04/01/51	4,761	3,976,389
2.500%	05/01/51	2,198	1,823,587
2.500%	08/01/51	407	338,746
2.500%	08/01/51	2,292	1,912,705
2.500%	09/01/51	3,818	3,195,207
2.500%	04/01/52	2,387	1,992,989
3.000%	10/01/28	53	51,862
3.000%	06/01/29	126	123,830
3.000%	01/01/37	62	59,126
3.000%	06/01/42	106	96,551
3.000%	10/01/42	267	241,350
3.000%	01/01/43	254	229,474
3.000%	07/01/43	679	614,083
3.000%	09/01/46	1,454	1,292,762
3.000%	12/01/46	4,259	3,772,990
3.000%	11/01/49	928	813,090
3.000%	02/01/50	1,157	1,013,376
3.000%	05/01/50	240	209,381
3.000%	06/01/51	1,416	1,229,033
3.000%	02/01/52	2,107	1,844,478
3.000%	02/01/52	3,172	2,749,805
3.000%	06/01/52	1,343	1,163,004
3.500%	06/01/42	114	107,202
3.500%	01/01/47	190	175,534
3.500%	02/01/47	294	271,771
3.500%	03/01/48	2,242	2,063,840
4.000%	06/01/26	15	14,543
4.000%	09/01/26	5	5,361
4.000%	09/01/37	132	129,086
4.000%	03/01/38	125	122,891
4.000%	10/01/39	196	190,283
4.000%	09/01/40	249	240,915
4.000%	12/01/40	118	114,537
4.000%	10/01/41	95	92,029
4.000%	01/01/42	38	36,942
4.000%	04/01/52	685	643,585
4.500%	09/01/39	39	38,915
4.500%	10/01/39	354	353,506
4.500%	12/01/39	37	37,380
4.500%	12/01/47	71	69,564
4.500%	08/01/48	148	144,334
5.000%	05/01/34	8	8,332
5.000%	05/01/34	90	91,373
5.000%	10/01/35	2	2,277
5.000%	07/01/37	134	136,775
5.000%	05/01/39	19	19,480
5.000%	05/01/40	2,515	2,533,645
5.000%	10/01/52	838	825,668
5.000%	02/01/53	1,392	1,369,182
5.000%	11/01/53	1,675	1,645,032
5.000%	10/01/54	2,630	2,578,622
5.000%	11/01/54	16,241	15,922,203
5.500%	12/01/33	16	15,923
5.500%	01/01/34	16	16,631

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	06/01/34	30	$30,292
5.500%	07/01/34	60	60,936
5.500%	05/01/37	17	17,995
5.500%	02/01/38	136	140,200
5.500%	05/01/38	15	15,647
5.500%	07/01/38	39	40,493
5.500%	02/01/53	8,128	8,145,375
5.500%	04/01/54	1,451	1,451,386
5.500%	04/01/55	2,001	2,000,937
5.500%	05/01/55	1,001	1,001,101
6.000%	03/01/32	67	69,844
6.000%	12/01/33	17	17,772
6.000%	11/01/36	17	17,897
6.000%	01/01/37	8	8,658
6.000%	05/01/37	7	6,916
6.000%	02/01/38	1	1,395
6.000%	08/01/39	20	21,136
6.750%	03/15/31	500	571,260
7.000%	05/01/31	2	2,178
7.000%	06/01/31	8	8,604
7.000%	08/01/31	67	71,138
Federal National Mortgage Assoc.
1.500%	01/01/36	374	333,659
1.500%	04/01/36	782	697,246
1.500%	02/01/42	405	333,280
1.500%	11/01/50	2,842	2,140,890
1.500%	12/01/50	3,002	2,259,174
1.500%	01/01/51	895	673,962
1.500%	07/01/51	721	542,112
2.000%	03/01/31	575	549,122
2.000%	08/01/31	221	210,281
2.000%	01/01/32	1,209	1,146,491
2.000%	02/01/41	1,265	1,091,959
2.000%	05/01/41(k)	2,836	2,437,924
2.000%	10/01/50	5,770	4,603,867
2.000%	11/01/50	1,343	1,072,115
2.000%	01/01/51	1,123	895,636
2.000%	02/01/51	54	42,911
2.000%	03/01/51	6,018	4,788,576
2.000%	04/01/51	2,311	1,838,839
2.000%	05/01/51(k)	17,958	14,286,972
2.000%	07/01/51	442	351,373
2.500%	TBA	1,500	1,243,456
2.500%	07/01/32	534	511,655
2.500%	08/01/32	589	565,810
2.500%	09/01/32	563	541,117
2.500%	01/01/35	3,648	3,441,398
2.500%	07/01/35	1,957	1,872,422
2.500%	10/01/37	435	408,018
2.500%	10/01/43	272	240,180
2.500%	12/01/46	585	498,557
2.500%	03/01/50	587	493,208
2.500%	08/01/50	2,050	1,718,603
2.500%	02/01/51	1,144	953,418
2.500%	02/01/51	1,409	1,173,725
2.500%	03/01/51	1,349	1,125,284
2.500%	04/01/51	2,365	1,974,508
2.500%	08/01/51	799	664,389

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	09/01/51	844	$703,632
2.500%	12/01/51	3,227	2,708,840
2.500%	02/01/52	396	332,246
2.500%	05/01/52	1,171	982,672
3.000%	02/01/27	114	112,192
3.000%	08/01/30	231	225,250
3.000%	05/01/35	2,184	2,093,555
3.000%	07/01/36	1,339	1,283,762
3.000%	11/01/36	466	440,674
3.000%	12/01/42	415	375,272
3.000%	03/01/43	92	83,454
3.000%	11/01/46	337	298,975
3.000%	01/01/47	503	446,114
3.000%	02/01/47	540	478,670
3.000%	03/01/47	281	248,607
3.000%	06/01/49	11	10,077
3.000%	12/01/49	1,058	926,549
3.000%	01/01/50	407	352,950
3.000%	02/01/50	413	358,367
3.000%	02/01/50	2,183	1,912,470
3.000%	03/01/50	222	193,811
3.000%	04/01/51	112	97,021
3.000%	05/01/51	1,907	1,650,733
3.000%	11/01/51	93	81,128
3.000%	12/01/51	3,820	3,345,693
3.000%	03/01/52	774	676,300
3.000%	04/01/52	1,256	1,088,874
3.000%	05/01/52	1,835	1,590,440
3.500%	07/01/31	159	156,845
3.500%	02/01/33	496	488,797
3.500%	06/01/39	190	178,690
3.500%	01/01/42	1,164	1,093,948
3.500%	05/01/42	593	557,126
3.500%	07/01/42	337	315,970
3.500%	08/01/42	125	116,967
3.500%	08/01/42	287	268,944
3.500%	09/01/42	179	167,875
3.500%	09/01/42	658	617,064
3.500%	11/01/42	89	83,385
3.500%	03/01/43	950	891,308
3.500%	04/01/43	193	181,377
3.500%	04/01/43	255	239,283
3.500%	01/01/46	522	483,785
3.500%	07/01/46	334	307,949
3.500%	11/01/46	401	369,963
3.500%	09/01/47	215	197,622
3.500%	01/01/48	1,845	1,690,981
3.500%	05/01/48	367	335,607
3.500%	06/01/48	371	338,738
3.500%	07/01/48	219	200,646
3.500%	03/01/49	4,320	3,977,401
3.500%	05/01/49	311	283,166
3.500%	06/01/49	181	166,470
3.500%	02/01/52	2,210	2,004,546
3.500%	03/01/52	775	706,625
4.000%	10/01/41	772	745,619
4.000%	09/01/44	529	506,142
4.000%	10/01/46	183	172,102

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/01/47	92		$87,073
4.000%	09/01/47	335		317,058
4.000%	11/01/47	229		216,948
4.000%	11/01/47	497		472,591
4.000%	03/01/49	2,139		2,023,138
4.000%	04/01/52	378		351,326
4.000%	06/01/52	9,347		8,709,936
4.000%	07/01/52	1,792		1,677,120
4.000%	10/01/52	835		776,596
4.000%	12/01/52	4,662		4,342,751
4.500%	07/01/33	14		13,944
4.500%	08/01/33	14		14,139
4.500%	09/01/33	35		34,678
4.500%	10/01/33	2		1,962
4.500%	10/01/33	14		13,456
4.500%	10/01/33	34		34,017
4.500%	01/01/35	—(r	)	469
4.500%	07/01/39	282		281,147
4.500%	08/01/39	386		385,353
4.500%	03/01/41	133		132,328
4.500%	11/01/47	777		753,801
4.500%	01/01/49	114		110,507
4.500%	06/01/52	1,353		1,296,488
4.500%	07/01/52	1,950		1,868,695
4.500%	08/01/52	1,178		1,128,926
4.500%	09/01/52	2,549		2,442,360
4.500%	12/01/52	1,373		1,316,374
4.500%	01/01/53	2,373		2,273,172
5.000%	03/01/34	71		71,852
5.000%	06/01/35	26		26,336
5.000%	07/01/35	38		38,135
5.000%	09/01/35	36		36,953
5.000%	11/01/35	41		41,280
5.000%	02/01/36	33		33,912
5.000%	05/01/36	17		16,923
5.000%	06/01/49	396		395,127
5.000%	06/01/52	397		390,725
5.000%	09/01/52	398		392,011
5.000%	10/01/52	883		869,766
5.000%	02/01/53	3,093		3,041,691
5.500%	TBA	3,000		2,999,314
5.500%	09/01/33	41		40,783
5.500%	10/01/33	33		33,666
5.500%	12/01/33	17		17,745
5.500%	01/01/34	—(r	)	376
5.500%	12/01/34	57		59,151
5.500%	10/01/35	110		112,100
5.500%	03/01/36	38		39,124
5.500%	05/01/36	76		77,320
5.500%	04/01/37	30		31,106
5.500%	04/01/53	882		883,045
5.500%	11/01/53	2,333		2,335,589
5.500%	07/01/55	1,501		1,501,211
6.000%	TBA	500		508,061
6.000%	04/01/33	2		1,985
6.000%	06/01/33	2		2,257
6.000%	10/01/33	85		86,694
6.000%	11/01/33	—(r	)	483

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/01/33	3		$3,317
6.000%	11/01/33	33		33,670
6.000%	01/01/34	149		154,911
6.000%	02/01/34	21		21,577
6.000%	03/01/34	13		13,252
6.000%	07/01/34	78		80,303
6.000%	08/01/34	—(r	)	434
6.000%	10/01/34	2		1,664
6.000%	11/01/34	2		1,889
6.000%	11/01/34	6		6,011
6.000%	01/01/35	38		39,527
6.000%	01/01/35	49		50,029
6.000%	02/01/35	70		71,103
6.000%	03/01/35	1		625
6.000%	04/01/35	—(r	)	291
6.000%	07/01/36	12		12,866
6.000%	02/01/37	26		27,776
6.000%	05/01/37	9		9,513
6.000%	06/01/37	—(r	)	209
6.000%	08/01/37	5		4,998
6.000%	09/01/37	—(r	)	181
6.000%	10/01/37	17		17,447
6.000%	05/01/38	23		23,668
6.000%	01/01/53	3,141		3,201,191
6.000%	09/01/53	1,243		1,264,877
6.500%	07/01/32	19		19,954
6.500%	09/01/32	1		970
6.500%	09/01/32	10		10,806
6.500%	09/01/32	27		27,596
6.500%	09/01/32	30		30,621
6.500%	04/01/33	27		28,583
6.500%	11/01/33	15		15,611
6.500%	01/01/34	7		6,920
6.500%	09/01/34	27		27,445
6.500%	09/01/36	31		32,883
6.500%	10/01/36	6		6,710
6.500%	01/01/37	31		32,190
6.500%	01/01/37	37		38,239
6.625%	11/15/30	995		1,124,447
7.000%	02/01/32	5		5,153
7.000%	05/01/32	5		5,792
7.000%	06/01/32	7		7,452
7.000%	07/01/32	11		11,471
7.125%	01/15/30	3,195		3,630,166
Government National Mortgage Assoc.
2.000%	10/20/50	4,189		3,412,497
2.000%	01/20/51	2,244		1,827,985
2.000%	03/20/51	630		512,945
2.000%	07/20/51	881		717,322
2.500%	03/20/43	103		89,999
2.500%	12/20/46	186		162,203
2.500%	08/20/50	56		47,783
2.500%	09/20/50	419		356,695
2.500%	10/20/50	1,917		1,631,636
2.500%	11/20/50	1,461		1,243,738
2.500%	02/20/51	1,762		1,498,799
2.500%	03/20/51	980		833,587
2.500%	05/20/51	1,833		1,558,335

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/20/44	69	$62,067
3.000%	03/15/45	203	181,059
3.000%	11/20/45	215	193,232
3.000%	03/20/46	434	389,373
3.000%	07/20/46	1,104	990,831
3.000%	08/20/46	295	264,858
3.000%	04/20/47	364	326,138
3.000%	12/20/49	123	109,363
3.000%	01/20/50	727	646,229
3.000%	06/20/51	533	471,795
3.000%	10/20/51	1,107	980,699
3.000%	11/20/51	389	344,256
3.000%	12/20/51	2,187	1,935,593
3.500%	12/20/42	417	390,384
3.500%	05/20/43	128	119,857
3.500%	04/20/45	369	343,228
3.500%	07/20/46	1,331	1,237,631
3.500%	04/20/47	454	419,726
3.500%	07/20/48	1,005	928,218
3.500%	11/20/48	334	308,113
3.500%	06/20/49	4,940	4,507,510
3.500%	02/20/52	5,213	4,761,049
3.500%	05/20/52	940	857,480
4.000%	06/15/40	25	23,938
4.000%	05/20/41	21	19,815
4.000%	12/20/42	237	227,056
4.000%	08/20/44	86	81,410
4.000%	11/20/45	164	156,005
4.000%	12/20/45	453	429,727
4.000%	09/20/47	1,221	1,151,415
4.000%	04/20/48	426	400,656
4.000%	02/20/49	432	407,220
4.000%	04/20/49	2,611	2,478,570
4.000%	01/20/50	462	434,648
4.000%	02/20/50	430	404,453
4.000%	07/20/50	649	610,369
4.000%	06/20/52	851	795,258
4.000%	08/20/52	466	435,507
4.500%	04/15/40	134	130,725
4.500%	01/20/41	159	157,898
4.500%	02/20/41	251	248,938
4.500%	03/20/41	124	123,204
4.500%	06/20/44	188	184,145
4.500%	09/20/46	147	144,224
4.500%	11/20/46	197	192,779
4.500%	03/20/47	104	101,184
4.500%	05/20/48	170	165,838
4.500%	08/20/48	299	290,802
4.500%	10/20/52	2,151	2,077,438
5.000%	10/20/37	41	41,653
5.000%	04/20/45	206	207,591
5.000%	03/20/53	1,337	1,320,057
5.000%	12/20/54	461	453,072
5.500%	08/15/33	92	92,040
5.500%	08/15/33	117	117,590
5.500%	12/15/33	5	5,271
5.500%	03/15/34	79	79,254
5.500%	12/15/34	110	111,830

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/15/35	23	$23,358
5.500%	04/15/36	18	18,394
5.500%	12/20/52	1,759	1,776,121
5.500%	05/20/53	1,474	1,483,299
6.000%	TBA	2,500	2,536,518
6.000%	TBA	6,500	6,587,584
6.000%	04/15/33	3	3,341
6.000%	12/15/33	40	41,268
6.000%	01/15/34	11	11,342
6.000%	01/15/34	15	15,284
6.000%	01/15/34	25	25,680
6.000%	06/20/34	38	39,562
6.000%	07/15/34	28	29,327
6.000%	06/20/54	2,459	2,501,878
6.500%	11/15/28	1	1,077
6.500%	08/15/31	1	830
6.500%	12/15/31	4	4,195
6.500%	02/15/32	11	10,907
6.500%	06/15/32	7	6,985
6.500%	07/15/32	10	10,483
6.500%	08/15/32	2	1,835
6.500%	08/15/32	2	2,494
6.500%	08/15/32	5	5,003
6.500%	08/15/32	13	13,557
6.500%	08/15/32	69	70,784
6.500%	08/15/34	15	15,775
6.500%	06/15/35	10	10,845
6.500%	09/15/36	14	14,604
7.000%	06/20/54	2,596	2,681,467
7.000%	07/20/54	1,274	1,316,273
7.000%	08/20/54	1,468	1,515,932
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	124,473
5.250%	02/01/55	1,010	982,578
7.125%	05/01/30	435	496,775
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	90	58,343

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $325,589,723)			310,099,001

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds
2.375%	02/15/42(h)	18,985	13,805,655
3.250%	05/15/42(h)	6,315	5,223,689
4.750%	05/15/55	155	154,152
U.S. Treasury Notes
4.250%	05/15/35	4,000	4,006,875
U.S. Treasury Strips Coupon
2.679%(s)	11/15/43	2,175	865,659
3.029%(s)	11/15/41(h)	7,460	3,328,779
4.327%(s)	08/15/43	600	241,894
4.349%(s)	02/15/43	20	8,309
4.568%(s)	11/15/42	310	130,575
4.608%(s)	11/15/48	160	49,649
4.924%(s)	02/15/49	465	142,550

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.928%(s)	11/15/45	145	$52,118

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,424,277)			28,009,904

TOTAL LONG-TERM INVESTMENTS (cost $1,327,889,583)			2,436,989,264

		Shares
SHORT-TERM INVESTMENTS — 12.6%
AFFILIATED MUTUAL FUNDS — 12.5%
PGIM Core Ultra Short Bond Fund(wb) .		310,015,068	310,015,068
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $30,716,661; includes $30,605,428 of cash collateral for securities on loan)(b)(wb)		30,788,983	30,767,431

TOTAL AFFILIATED MUTUAL FUNDS (cost $340,731,729)			340,782,499

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
4.269%	09/18/25	2,450	2,427,319

(cost $2,427,312)
OPTIONS PURCHASED*~ — 0.0%
(cost $81)			2,059

TOTAL SHORT-TERM INVESTMENTS (cost $343,159,122)			343,211,877

TOTAL INVESTMENTS, BEFORE OPTIONS
WRITTEN—101.8%
(cost $1,671,048,705)			2,780,201,141

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $3,882)			(3,452)

TOTAL INVESTMENTS, NET OF OPTIONS
WRITTEN—101.8%
(cost $1,671,044,823)			2,780,197,689
Liabilities in excess of other assets(z) — (1.8)%			(49,315,527)

NET ASSETS — 100.0%			$2,730,882,162

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $465,197 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,269,655; cash collateral of $30,605,428 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/14/25	$(1,000)	$(791,388)
Federal National Mortgage Assoc.	2.500%	TBA	08/13/25	(500)	(414,602)
Federal National Mortgage Assoc.	3.000%	TBA	07/14/25	(7,500)	(6,488,554)
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	(10,500)	(9,762,132)
Federal National Mortgage Assoc.	4.000%	TBA	08/13/25	(3,500)	(3,253,634)
Federal National Mortgage Assoc.	4.500%	TBA	08/13/25	(2,000)	(1,912,218)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/25	(3,000)	(2,938,294)
Government National Mortgage Assoc.	3.000%	TBA	07/21/25	(4,500)	(3,979,617)
Government National Mortgage Assoc.	4.000%	TBA	07/21/25	(500)	(464,810)
Government National Mortgage Assoc.	5.500%	TBA	07/21/25	(1,500)	(1,501,968)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $31,071,357)					$(31,507,217)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	4	10	$25

(cost $56)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%	215	$2,034
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	215	—

Total OTC Swaptions (cost $25)								$2,034

Total Options Purchased (cost $81)								$2,059

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	2	5	$(1,250)
3 Month SOFR	Put	12/12/25	$96.25	2	5	(850)

Total Exchange Traded (premiums received $ 3,882)						$(2,100)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/4.450%	3.21%(A)	430	$(1,352)

(premiums received $0)
Total Options Written (premiums received $3,882)								$(3,452)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
145	2 Year U.S. Treasury Notes	Sep. 2025	$30,163,399	$118,398
368	5 Year U.S. Treasury Notes	Sep. 2025	40,112,000	347,551
389	10 Year U.S. Treasury Notes	Sep. 2025	43,616,625	743,010
134	10 Year U.S. Ultra Treasury Notes	Sep. 2025	15,311,594	300,127
440	20 Year U.S. Treasury Bonds	Sep. 2025	50,806,250	1,578,371
196	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	23,348,500	805,175
2	Mini MSCI EAFE Index	Sep. 2025	268,170	2,029
48	S&P 500 E-Mini Index	Sep. 2025	15,009,000	530,473

				4,425,134

Short Position:
13	5 Year Euro-Bobl	Sep. 2025	1,802,075	5,034

				$4,430,168

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	CITI	GBP	4,755	$ 6,465,167	$ 6,527,638	$ 62,471	$—
Euro,
Expiring 07/02/25	BNP	EUR	1,170	1,353,639	1,378,383	24,744	—
Expiring 07/02/25	MSI	EUR	51,459	59,733,172	60,623,654	890,482	—

				$67,551,978	$68,529,675	977,697	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	HSBC	GBP	4,755	$ 6,420,891	$ 6,527,638	$ —	$ (106,747)
Expiring 08/04/25	CITI	GBP	4,755	6,466,078	6,528,730	—	(62,652)
Euro,
Expiring 07/02/25	BNY	EUR	48,216	54,679,498	56,803,550	—	(2,124,052)
Expiring 07/02/25	HSBC	EUR	3,504	4,008,271	4,128,322	—	(120,051)
Expiring 07/02/25	SCB	EUR	908	1,033,991	1,070,165	—	(36,174)
Expiring 08/04/25	MSI	EUR	51,459	59,864,469	60,762,977	—	(898,508)

				$132,473,198	$135,821,382	—	(3,348,184)

						$977,697	$(3,348,184)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(16,108)	$32,347	$(48,455)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(16,108)	31,552	(47,660)	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(16,108)	$35,493	$(51,601)	BARC

				$(48,324)	$99,392	$(147,716)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	1,230	0.239%	$4,798	$4,168	$630	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	1,230	0.252%	4,723	4,226	497	GSI
Hellenic Republic	06/20/27	1.000%(Q)	270	0.192%	4,262	3,713	549	BARC
Hellenic Republic	12/20/27	1.000%(Q)	200	0.251%	3,628	3,127	501	BARC
Kingdom of Norway	12/20/25	—%(Q)	2,700	0.042%	(533)	(629)	96	BARC
Morgan Stanley	12/20/25	1.000%(Q)	1,230	0.241%	4,785	4,168	617	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	520	0.223%	4,038	3,635	403	GSI

					$25,701	$22,408	$3,293

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	1,538	0.510%	$30,601	$34,533	$3,932

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
12,880	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	$ —	$ (28,802)	$ (28,802)
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(69,602)	(69,602)
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	261	(17,809)	(18,070)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	3,324	252,996	249,672
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(9,474)	(274,171)	(264,697)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	755,453	743,038	(12,415)
1,880	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	27,494	43,440	15,946
				$777,058	$ 649,090	$(127,968)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.910%	JPM	09/19/25	(5,016)	$(20,605)	$—	$(20,605)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	07/15/25	13,235	146,842	—	146,842
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 4.490%	GSI	07/24/25	12,240	(26,517)	—	(26,517)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	07/24/25	12,445	(51,517)	—	(51,517)
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 4.520%	JPM	07/30/25	10,220	(124,342)	—	(124,342)

					$(76,139)	$—	$(76,139)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$122,429	$(629)	$150,135	$(370,697)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$529,739

SEE NOTES TO FINANCIAL STATEMENTS.

A45

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$2,427,320
JPS	—	4,863,312

Total	$—	$7,820,371

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,353,228,030	$16,947,843	$—
Preferred Stocks	914,200	94,160	—
Unaffiliated Exchange-Traded Funds	16,755,844	—	—
Asset-Backed Securities
Automobiles	—	51,002,094	—
Collateralized Loan Obligations.	—	141,936,652	—
Consumer Loans	—	11,907,217	—
Credit Cards.	—	6,625,584	—
Equipment	—	3,640,479	—
Home Equity Loans	—	7,332,389	—
Other	—	462,479	—
Residential Mortgage-Backed Securities	—	—	465,196
Student Loans	—	2,646,545	—
Corporate Bonds	—	304,511,532	—
Commercial Mortgage-Backed Securities	—	122,822,498	—
Municipal Bonds	—	7,657,409	—
Residential Mortgage-Backed Securities	—	39,234,326	1
Sovereign Bonds	—	10,695,881	—
U.S. Government Agency Obligations	—	310,099,001	—
U.S. Treasury Obligations	—	28,009,904	—
Short-Term Investments
Affiliated Mutual Funds	340,782,499	—	—
U.S. Treasury Obligation	—	2,427,319	—
Options Purchased	25	2,034	—

Total	$1,711,680,598	$1,068,055,346	$465,197

Liabilities
Options Written	$(2,100)	$(1,352)	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,430,168	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	977,697	—
Centrally Cleared Credit Default Swap Agreement	—	3,932	—
OTC Credit Default Swap Agreements	—	26,234	—
Centrally Cleared Interest Rate Swap Agreements	—	265,618	—
OTC Total Return Swap Agreement	—	146,842	—

Total	$4,430,168	$1,420,323	$—

Liabilities
Forward Commitment Contracts	$—	$(31,507,217)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(3,348,184)	$—
OTC Credit Default Swap Agreements	—	(48,857)	—
Centrally Cleared Interest Rate Swap Agreements	—	(393,586)	—
OTC Total Return Swap Agreements	—	(222,981)	—

Total	$—	$(35,520,825)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	12.5%
U.S. Government Agency Obligations	11.4
Semiconductors & Semiconductor Equipment	6.3
Software	5.8
Collateralized Loan Obligations	5.2
Banks	5.1
Commercial Mortgage-Backed Securities	4.5
Interactive Media & Services	3.3
Technology Hardware, Storage & Peripherals	3.1
Automobiles	2.8
Financial Services	2.2
Broadline Retail	2.0
Capital Markets	1.7
Pharmaceuticals	1.7
Residential Mortgage-Backed Securities	1.4
Oil, Gas & Consumable Fuels	1.4
Aerospace & Defense	1.4
Insurance	1.2
Health Care Equipment & Supplies	1.2
U.S. Treasury Obligations	1.1
Hotels, Restaurants & Leisure	1.0
Electric	1.0
Consumer Staples Distribution & Retail	1.0
Entertainment	0.9
Health Care Providers & Services	0.9
Specialty Retail	0.9
Telecommunications	0.8
Chemicals	0.8
Pipelines	0.8
Biotechnology	0.8
Machinery	0.8
Electric Utilities	0.8
Beverages	0.6
Unaffiliated Exchange-Traded Funds	0.6
IT Services	0.6
Media	0.5
Household Products	0.5
Ground Transportation	0.5
Communications Equipment	0.5
Electrical Equipment	0.5
Specialized REITs	0.4

Consumer Loans	0.4%
Oil & Gas	0.4
Real Estate Investment Trusts (REITs)	0.4
Life Sciences Tools & Services	0.4
Sovereign Bonds	0.4
Auto Manufacturers	0.4
Diversified Telecommunication Services	0.4
Tobacco	0.4
Agriculture	0.4
Healthcare-Services	0.3
Electronic Equipment, Instruments & Components	0.3
Consumer Finance	0.3
Professional Services	0.3
Multi-Utilities	0.3
Food Products	0.3
Commercial Services & Supplies	0.3
Building Products	0.3
Municipal Bonds	0.3
Foods	0.3
Home Equity Loans	0.3
Diversified Financial Services	0.3
Credit Cards	0.3
Industrial Conglomerates	0.2
Packaging & Containers	0.2
Metals & Mining	0.2
Gas	0.2
Textiles, Apparel & Luxury Goods	0.2
Trading Companies & Distributors	0.1
Semiconductors	0.1
Household Durables	0.1
Air Freight & Logistics	0.1
Health Care REITs	0.1
Equipment	0.1
Retail REITs	0.1
Mining	0.1
Residential REITs	0.1
Airlines	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1
Commercial Services	0.1
Building Materials	0.1
Trucking & Leasing	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Student Loans	0.1%
Energy Equipment & Services	0.1
Industrial REITs	0.1
Miscellaneous Manufacturing	0.1
Passenger Airlines	0.1
Real Estate Management & Development	0.1
Engineering & Construction	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction Materials	0.1
Personal Care Products	0.1
Lodging	0.1
Construction & Engineering	0.1
Transportation	0.1
Office/Business Equipment	0.0	*
Distributors	0.0	*
Retail	0.0	*
Multi-National	0.0	*
Water Utilities	0.0	*
Home Builders	0.0	*
Iron/Steel	0.0	*
Gas Utilities	0.0	*

Automobile Components	0.0	*%
Apparel	0.0	*
Other	0.0	*
Healthcare-Products	0.0	*
Holding Companies-Diversified	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*
Housewares	0.0	*
Marine Transportation	0.0	*
Home Furnishings	0.0	*
Diversified REITs	0.0	*
Health Care Technology	0.0	*
Options Purchased	0.0	*

	101.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$3,932	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	122,429		Premiums received for OTC swap agreements	629
Credit contracts	Unrealized appreciation on OTC swap agreements	3,293		Unrealized depreciation on OTC swap agreements	147,716
Equity contracts	Due from/to broker-variation margin futures	532,502	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	977,697		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,348,184
Interest rate contracts	Due from/to broker-variation margin futures	3,897,666	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	265,618	*	Due from/to broker-variation margin swaps	393,586	*
Interest rate contracts	Unaffiliated investments	2,059		Options written outstanding, at value	3,452
Interest rate contracts	Unrealized appreciation on OTC swap agreements	146,842		Unrealized depreciation on OTC swap agreements	222,981

		$5,952,038			$4,116,548

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$544,382
Equity contracts	—	—	987,743	—	—
Foreign exchange contracts.	—	—	—	(4,165,915)	—
Interest rate contracts	(15,904)	9,194	(2,946,892)	—	(5,984,228)

Total	$(15,904)	$9,194	$(1,959,149)	$(4,165,915)	$(5,439,846)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$79,278
Equity contracts	—	—	1,012,886	—	—
Foreign exchange contracts	—	—	—	(2,655,069)	—
Interest rate contracts	10,344	8,245	5,567,493	—	4,853,052

Total	$10,344	$8,245	$6,580,379	$(2,655,069)	$4,932,330

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$8,080
Options Written (2)	17,685,000
Futures Contracts - Long Positions (2)	198,247,638
Futures Contracts - Short Positions (2)	1,763,039
Forward Foreign Currency Exchange Contracts - Purchased (3)	40,495,111
Forward Foreign Currency Exchange Contracts - Sold (3)	95,088,436
Interest Rate Swap Agreements (2)	99,016,667
Credit Default Swap Agreements - Buy Protection (2)	11,724,766
Credit Default Swap Agreements - Sell Protection (2)	8,451,057
Total Return Swap Agreements (2)	68,895,114

*

Average volume is based on average quarter end balances for the six months ended June 30, 2025.

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$30,269,655	$(30,269,655)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$107,378	$(148,345)	$(40,967)	$—	$(40,967)
BNP	24,744	—	24,744	—	24,744
BNY	—	(2,124,052)	(2,124,052)	1,945,090	(178,962)
CITI	62,471	(62,652)	(181)	—	(181)
DB	2,034	(1,352)	682	—	682
GSI	18,344	(26,517)	(8,173)	8,173	—
HSBC	—	(226,798)	(226,798)	—	(226,798)
JPM	146,842	(196,464)	(49,622)	49,622	—
MSI	890,482	(898,508)	(8,026)	—	(8,026)
SCB	—	(36,174)	(36,174)	—	(36,174)

	$1,252,295	$(3,720,862)	$(2,468,567)	$2,002,885	$(465,682)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $30,269,655:
Unaffiliated investments (cost $1,330,316,976)	$2,439,418,642
Affiliated investments (cost $340,731,729)	340,782,499
Cash segregated for counterparty — OTC	80,000
Foreign currency, at value (cost $214,935)	217,444
Receivable for investments sold	55,661,931
Dividends and interest receivable	7,868,343
Due from broker-variation margin futures	1,054,371
Unrealized appreciation on OTC forward foreign currency exchange contracts	977,697
Tax reclaim receivable	315,217
Unrealized appreciation on OTC swap agreements	150,135
Premiums paid for OTC swap agreements	122,429
Receivable for Portfolio shares sold	3,358
Receivable from affiliate	722
Prepaid expenses	4,031

Total Assets	2,846,656,819

LIABILITIES
Payable for investments purchased	47,409,567
Forward commitment contracts, at value (proceeds receivable $31,071,357)	31,507,217
Payable to broker for collateral for securities on loan	30,605,428
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,348,184
Management fee payable.	1,212,375
Payable for Portfolio shares purchased	932,584
Unrealized depreciation on OTC swap agreements	370,697
Accrued expenses and other liabilities	333,336
Payable to affiliate	32,240
Due to broker-variation margin swaps	15,382
Options written outstanding, at value (premiums received $3,882)	3,452
Distribution fee payable	2,051
Affiliated transfer agent fee payable	1,515
Premiums received for OTC swap agreements	629

Total Liabilities	115,774,657

NET ASSETS	$2,730,882,162

Net assets were comprised of:
Partners’ Equity	$2,730,882,162

Class I:
Net asset value and redemption price per share, $2,720,682,464 / 58,710,666 outstanding shares of beneficial interest	$46.34

Class III:
Net asset value and redemption price per share, $10,199,698 / 222,412 outstanding shares of beneficial interest.	$45.86

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$22,969,906
Unaffiliated dividend income (net of $28,471 foreign withholding tax, of which $6,922 is reimbursable by an affiliate)	9,025,887
Affiliated dividend income	6,785,106
Affiliated income from securities lending, net	19,166

Total income	38,800,065

EXPENSES
Management fee.	7,232,020
Distribution fee—Class III	11,959
Custodian and accounting fees	128,234
Shareholders’ reports	68,781
Audit fee	31,570
Trustees’ fees	25,097
Professional fees	20,265
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	57,475

Total expenses	7,581,323

NET INVESTMENT INCOME (LOSS)	31,218,742

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $6,444)	29,244,336
Futures transactions	(1,959,149)
Forward currency contract transactions	(4,165,915)
Options written transactions	9,194
Swap agreements transactions	(5,439,846)
Foreign currency transactions	(209,835)

17,478,785

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10,653))	71,071,671
Futures	6,580,379
Forward currency contracts	(2,655,069)
Options written	8,245
Swap agreements	4,932,330
Foreign currencies	17,847

79,955,403

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	97,434,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,652,930

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$31,218,742	$64,887,534
Net realized gain (loss) on investment and foreign currency transactions	17,478,785	160,843,383
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	79,955,403	94,689,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	128,652,930	320,420,825

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	12,447,384	16,795,349
Portfolio shares purchased	(92,781,171)	(188,507,083)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(80,333,787)	(171,711,734)

TOTAL INCREASE (DECREASE)	48,319,143	148,709,091
NET ASSETS:
Beginning of period	2,682,563,019	2,533,853,928

End of period	$2,730,882,162	$2,682,563,019

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period.	$44.16		$39.07	$33.84	$39.67	$34.99	$31.40

Income (Loss) From Investment Operations:
Net investment income (loss)	0.52		1.04	0.92	0.57	0.40	0.50
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.66		4.05	4.31	(6.40)	4.28	3.09

Total from investment operations	2.18		5.09	5.23	(5.83)	4.68	3.59

Net Asset Value, end of period	$46.34		$44.16	$39.07	$33.84	$39.67	$34.99

Total Return(b)	4.94%		13.03%	15.45%	(14.70)%	13.38%	11.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,721		$2,673	$2,526	$2,332	$2,896	$2,710
Average net assets (in millions)	$2,642		$2,624	$2,411	$2,513	$2,800	$2,540
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58	%(d)	0.58%	0.57%	0.57%	0.57%	0.58%
Expenses before waivers and/or expense reimbursement	0.58	%(d)	0.58%	0.57%	0.57%	0.57%	0.58%
Net investment income (loss)	2.38	%(d)	2.47%	2.54%	1.62%	1.06%	1.58%
Portfolio turnover rate(e)(f)	27%		60%	86%	96%	69%	75%

Class III
	Six Months Ended June 30,		Year Ended December 31,			April 26, 2021(g) through December 31, 2021
	2025		2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.75		$38.81	$33.70	$39.60	$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.46		0.92	0.83	0.52	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65		4.02	4.28	(6.42)	2.64

Total from investment operations	2.11		4.94	5.11	(5.90)	2.85

Net Asset Value, end of period	$45.86		$43.75	$38.81	$33.70	$39.60

Total Return(b)	4.82%		12.73%	15.16%	(14.90)%	7.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 10		$ 10	$ 8	$ 7	$ 3
Average net assets (in millions)	$ 10		$ 8	$ 7	$ 5	$ 1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.82%	0.82%	0.81	%(h)
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.82%	0.82%	0.81	%(h)
Net investment income (loss)	2.12	%(d)	2.21%	2.29%	1.48%	0.76	%(h)
Portfolio turnover rate(e)(f)	27%		60%	86%	96%	69%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.

(d)	Annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.

(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM BALLAST PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 47.2%
UNAFFILIATED EXCHANGE-TRADED FUND — 2.8%
Vanguard S&P 500 ETF		250	$142,008

(cost $137,222)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.4%
Federal Home Loan Bank
4.000%	06/09/28	500	504,073
Federal National Mortgage Assoc.
6.250%	05/15/29	500	544,508

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,047,757)			1,048,581

U.S. TREASURY OBLIGATION — 24.0%
U.S. Treasury Notes
3.625%	09/30/31	1,250	1,229,297

(cost $1,226,696)

TOTAL LONG-TERM INVESTMENTS (cost $2,411,675)			2,419,886

		Shares
SHORT-TERM INVESTMENTS — 52.5%
AFFILIATED MUTUAL FUND — 11.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%) (cost $572,995)(wb)		572,995	572,995

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 19.4%
U.S. Treasury Bills
4.298%	09/02/25	1,000	992,532

(cost $992,545)

Value
OPTION PURCHASED*~ — 21.9%
(cost $1,032,500)	$1,124,851

TOTAL SHORT-TERM INVESTMENTS (cost $2,598,040)	2,690,378

TOTAL INVESTMENTS—99.7% (cost $5,009,715)	5,110,264
Other assets in excess of liabilities(z) — 0.3%	17,073

NET ASSETS — 100.0%	$5,127,337

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/18/30	$6,003.00	70	7	$1,124,851

(cost $1,032,500)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	5 Year U.S. Treasury Notes	Sep. 2025	$218,000	$1,653
3	10 Year U.S. Treasury Notes	Sep. 2025	336,375	3,698

				$5,351

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM BALLAST PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$54,589

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Unaffiliated Exchange-Traded Fund	$142,008	$—	$—
U.S. Government Agency Obligations	—	1,048,581	—
U.S. Treasury Obligation	—	1,229,297	—
Short-Term Investments
Affiliated Mutual Fund	572,995	—	—
U.S. Treasury Obligation	—	992,532	—
Option Purchased	—	1,124,851	—

Total	$715,003	$4,395,261	$—

Other Financial Instruments*
Assets
Futures Contracts	$5,351	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

U.S. Treasury Obligations	43.3%
Option Purchased	21.9
U.S. Government Agency Obligations	20.5
Affiliated Mutual Fund	11.2
Unaffiliated Exchange-Traded Fund	2.8

99.7
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM BALLAST PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$1,124,851		—	$—
	Due from/to broker-variation
Interest rate contracts	margin futures	5,351	*	—	—

		$1,130,202			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$16,049

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures
Equity contracts	$92,351	$—
Interest rate contracts	—	5,351

Total	$92,351	$5,351

(1) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM BALLAST PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Unaffiliated investments (cost $4,436,720)	$4,537,269
Affiliated investments (cost $572,995)	572,995
Dividends and interest receivable	17,030
Due from Manager	6,532
Due from broker-variation margin futures	1,203

Total Assets	5,135,029

LIABILITIES
Custodian and accounting fees payable	2,741
Audit fee payable	1,878
Professional fees payable	918
Shareholders’ reports payable	735
Fund data services payable	508
Transfer agent’s fees and expenses payable	429
Trustees’ fees payable	306
Accrued expenses and other liabilities	177

Total Liabilities	7,692

NET ASSETS	$5,127,337

Net assets were comprised of:
Partners’ Equity	$5,127,337

Class I:
Net asset value and redemption price per share, $5,127,337 / 500,000 outstanding shares of beneficial interest	$10.25

STATEMENT OF OPERATIONS (unaudited)

For the Period June 18, 2025(a) through June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$3,849
Interest income	2,262
Unaffiliated dividend income	436

Total income	6,547

EXPENSES
Management fee	995
Custodian and accounting fees	2,741
Audit fee	1,878
Professional fees	918
Shareholders’ reports	735
Fund data services	508
Transfer agent’s fees and expenses	429
Trustees’ fees	306
Miscellaneous	175

Total expenses	8,685
Less: Fee waivers and/or expense reimbursement	(7,526)

Net expenses	1,159

NET INVESTMENT INCOME (LOSS)	5,388

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on futures transactions	16,049

Net change in unrealized appreciation (depreciation) on:
Investments	100,549
Futures	5,351

105,900

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	121,949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,337

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

June 18, 2025(a) through June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 5,388
Net realized gain (loss) on investment transactions	16,049
Net change in unrealized appreciation (depreciation) on investments	105,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	127,337

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	5,000,000

TOTAL INCREASE (DECREASE)	5,127,337
NET ASSETS:
Beginning of period.	—

End of period	$5,127,337

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM BALLAST PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	June 18, 2025(a) through June 30, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	0.24

Total from investment operations	0.25

Net Asset Value, end of period	$10.25

Total Return(c)	2.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 5
Average net assets (in millions)	$ 5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)
Expenses before waivers and/or expense reimbursement	4.14	%(e)
Net investment income (loss)	3.25	%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS — 61.1%
Aerospace & Defense — 1.5%
Airbus SE (France)	590	$123,429
Boeing Co. (The)*	75,000	15,714,750
Elbit Systems Ltd. (Israel)	102	45,434
General Dynamics Corp.	39,400	11,491,404
General Electric Co.	81,100	20,874,329
Howmet Aerospace, Inc.	54,100	10,069,633
Kongsberg Gruppen ASA (Norway)	3,295	127,787
Lockheed Martin Corp.	22,900	10,605,906
Northrop Grumman Corp.	9,500	4,749,810
Rheinmetall AG (Germany)	109	230,829
Rolls-Royce Holdings PLC (United Kingdom)	31,877	422,455
Saab AB (Sweden) (Class B Stock)	781	43,668
Safran SA (France)	792	258,290
Singapore Technologies Engineering Ltd. (Singapore)	18,000	110,370
Thales SA (France)	166	49,016

		74,917,110

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	9,600	921,120
DSV A/S (Denmark)	150	35,978
FedEx Corp.	40,600	9,228,786
United Parcel Service, Inc. (Class B Stock)	9,000	908,460

		11,094,344

Automobile Components — 0.1%
Aptiv PLC (United Kingdom)*	45,700	3,117,654
Cie Generale des Etablissements Michelin SCA (France)	2,310	85,919
Sumitomo Electric Industries Ltd. (Japan)	6,900	147,959

		3,351,532

Automobiles — 1.2%
Ferrari NV (Italy)	250	122,478
Ford Motor Co.(a)	506,500	5,495,525
General Motors Co.	352,600	17,351,446
Honda Motor Co. Ltd. (Japan)	10,200	98,357
Mercedes-Benz Group AG (Germany)	4,330	252,267
Stellantis NV	4,415	44,221
Subaru Corp. (Japan)	2,800	48,542
Suzuki Motor Corp. (Japan)	1,200	14,467
Tesla, Inc.*	120,400	38,246,264
Toyota Motor Corp. (Japan)	5,900	101,616

		61,775,183

Banks — 2.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,822	77,057
AIB Group PLC (Ireland)	10,673	88,083
ANZ Group Holdings Ltd. (Australia)	2,872	55,076
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,427	222,151
Banco Santander SA (Spain)	19,673	162,910
Bank Hapoalim BM (Israel)	5,412	103,954

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Bank Leumi Le-Israel BM (Israel)	6,853	$127,504
Bank of America Corp.	262,900	12,440,428
Barclays PLC (United Kingdom)	25,000	115,519
BNP Paribas SA (France)	1,616	144,958
BOC Hong Kong Holdings Ltd. (China) .	48,000	208,956
Citigroup, Inc.	60,800	5,175,296
Commonwealth Bank of Australia (Australia)	3,352	407,966
Credit Agricole SA (France)	5,950	112,564
Daishi Hokuetsu Financial Group, Inc. (Japan)	700	16,164
Danske Bank A/S (Denmark)	882	36,024
DBS Group Holdings Ltd. (Singapore)	250	8,825
DNB Bank ASA (Norway)	1,679	46,432
HSBC Holdings PLC (United Kingdom) .	31,095	376,131
ING Groep NV (Netherlands)	5,182	113,577
Intesa Sanpaolo SpA (Italy)	48,929	281,851
JPMorgan Chase & Co.	113,794	32,990,019
Lloyds Banking Group PLC (United Kingdom)	38,841	40,842
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,300	154,060
Mizuho Financial Group, Inc. (Japan)	2,400	66,624
NatWest Group PLC (United Kingdom) .	28,162	197,780
Nordea Bank Abp (Finland)	10,653	158,066
PNC Financial Services Group, Inc. (The)	85,500	15,938,910
Resona Holdings, Inc. (Japan)	800	7,389
Societe Generale SA (France)	310	17,733
Standard Chartered PLC (United Kingdom)	5,469	90,504
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	80,579
Sumitomo Mitsui Trust Group, Inc. (Japan)	1,100	29,257
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,026	27,123
Swedbank AB (Sweden) (Class A
Stock)	2,079	55,065
Truist Financial Corp.	207,200	8,907,528
U.S. Bancorp	341,400	15,448,350
UniCredit SpA (Italy)	3,177	213,124
United Overseas Bank Ltd. (Singapore).	700	19,813
Wells Fargo & Co.	153,700	12,314,444

		107,078,636

Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	945	65,016
Boston Beer Co., Inc. (The) (Class A Stock)*	11,500	2,194,315
Coca-Cola Co. (The)	343,700	24,316,775
Coca-Cola HBC AG (Italy)*	330	17,240
Diageo PLC (United Kingdom)	560	14,121
Monster Beverage Corp.*	20,700	1,296,648

		27,904,115

Biotechnology — 1.1%
AbbVie, Inc.	120,800	22,422,896

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Amgen, Inc.	47,200	$13,178,712
Biogen, Inc.*	20,200	2,536,918
CSL Ltd.	460	72,662
Exelixis, Inc.*	80,800	3,561,260
Genmab A/S (Denmark)*	400	83,067
Gilead Sciences, Inc.	112,400	12,461,788
Swedish Orphan Biovitrum AB (Sweden)*	1,654	50,340

		54,367,643

Broadline Retail — 2.3%
Amazon.com, Inc.*	527,400	115,706,286
Coupang, Inc. (South Korea)*	31,500	943,740
Next PLC (United Kingdom)	1,279	218,445
Prosus NV (China)*	4,945	277,447

		117,145,918

Building Products — 0.5%
AGC, Inc. (Japan)	600	17,601
Carrier Global Corp.	126,400	9,251,216
Cie de Saint-Gobain SA (France)	1,795	210,868
Geberit AG (Switzerland)	45	35,440
Hayward Holdings, Inc.*	190,800	2,633,040
Johnson Controls International PLC	10,000	1,056,200
ROCKWOOL A/S (Denmark) (Class B Stock)	730	34,217
Trane Technologies PLC	23,000	10,060,430

		23,299,012

Capital Markets — 2.1%
3i Group PLC (United Kingdom)	3,971	224,728
Amundi SA (France), 144A	1,608	130,338
Bank of New York Mellon Corp. (The)	161,200	14,686,932
Charles Schwab Corp. (The)	49,600	4,525,504
Deutsche Bank AG (Germany)	7,487	221,955
Euronext NV (Netherlands), 144A	561	96,123
Goldman Sachs Group, Inc. (The)	13,800	9,766,950
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,500	80,680
Intercontinental Exchange, Inc.	6,700	1,229,249
Invesco Ltd.	572,700	9,031,479
JAFCO Group Co. Ltd. (Japan)	1,800	30,796
Janus Henderson Group PLC	384,700	14,941,748
MarketAxess Holdings, Inc.	31,000	6,923,540
Nasdaq, Inc.	179,700	16,068,774
Nomura Holdings, Inc. (Japan)	36,400	239,865
Plus500 Ltd. (Israel)	405	18,899
Raymond James Financial, Inc.	75,100	11,518,087
S&P Global, Inc.	27,600	14,553,204
SBI Holdings, Inc. (Japan)	600	20,907
Singapore Exchange Ltd. (Singapore)	9,400	110,067
UBS Group AG (Switzerland)	5,254	178,382
Virtu Financial, Inc. (Class A Stock)	33,800	1,513,902

		106,112,109

Chemicals — 0.7%
Asahi Kasei Corp. (Japan)	23,100	164,444
DuPont de Nemours, Inc.	157,800	10,823,502

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	40,000	$2,986,400
Ecolab, Inc.	22,400	6,035,456
Linde PLC	22,200	10,415,796
Mitsubishi Chemical Group Corp. (Japan)	9,100	47,830
Nitto Denko Corp. (Japan)	1,300	25,105
Olin Corp.	153,000	3,073,770
Orica Ltd. (Australia)	1,866	23,960
Yara International ASA (Brazil)	2,966	109,453

		33,705,716

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	7,593	117,265
Cintas Corp.	13,400	2,986,458
Dai Nippon Printing Co. Ltd. (Japan)	3,500	53,129
TOPPAN Holdings, Inc. (Japan)	1,100	29,884
Veralto Corp.	86,100	8,691,795

		11,878,531

Communications Equipment — 0.7%
Arista Networks, Inc.*	49,600	5,074,576
Cisco Systems, Inc.	420,700	29,188,166
Nokia OYJ (Finland)	40,514	210,212
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	10,626	90,803

		34,563,757

Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)(a)	1,264	87,857
Bouygues SA (France)	533	24,105
Eiffage SA (France)	729	102,434
Koninklijke BAM Groep NV (Netherlands)	1,560	13,916
Vinci SA (France)	1,124	165,757

		394,069

Construction Materials — 0.0%
Heidelberg Materials AG (Germany)	860	202,527
Vulcan Materials Co.	3,400	886,788

		1,089,315

Consumer Finance — 0.4%
Capital One Financial Corp.	92,400	19,659,024

Consumer Staples Distribution & Retail — 1.1%
Carrefour SA (France)	4,204	59,303
Coles Group Ltd. (Australia)	7,338	100,619
Costco Wholesale Corp.	20,400	20,194,776
Dollar Tree, Inc.*	31,800	3,149,472
Kesko OYJ (Finland) (Class B Stock)	2,835	69,923
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	255,318
Kroger Co. (The)	72,800	5,221,944
Target Corp.	93,300	9,204,045
Tesco PLC (United Kingdom)	26,144	144,146
Walmart, Inc.	170,500	16,671,490

		55,071,036

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging — 0.0%
Crown Holdings, Inc.	9,000	$926,820

Diversified REITs — 0.0%
Covivio SA (France)	1,060	67,208
Stockland (Australia)	5,905	20,869

		88,077

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	638,900	18,489,766
Deutsche Telekom AG (Germany)	7,841	287,009
GCI Liberty, Inc. (Class A Stock)*^	343	—
Koninklijke KPN NV (Netherlands)	34,509	168,341
Orange SA (France)	3,431	52,248
Telia Co. AB (Sweden)	19,030	68,448
Verizon Communications, Inc.	115,288	4,988,512

		24,054,324

Electric Utilities — 0.8%
Alliant Energy Corp.	15,700	949,379
American Electric Power Co., Inc.	28,200	2,926,032
Chubu Electric Power Co., Inc. (Japan)	4,800	59,397
Enel SpA (Italy)	34,004	322,722
FirstEnergy Corp.	37,800	1,521,828
Fortum OYJ (Finland)	884	16,577
Iberdrola SA (Spain)	5,800	111,580
Kansai Electric Power Co., Inc. (The) (Japan)	7,600	90,135
NextEra Energy, Inc.	79,200	5,498,064
NRG Energy, Inc.	83,300	13,376,314
OGE Energy Corp.	42,700	1,895,026
Southern Co. (The)	157,800	14,490,774

		41,257,828

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	4,377	262,309
Emerson Electric Co.	20,200	2,693,266
Fujikura Ltd. (Japan)	1,900	99,950
GE Vernova, Inc.	27,400	14,498,710
Legrand SA (France)	338	45,302
Mitsubishi Electric Corp. (Japan)	2,900	62,376
nVent Electric PLC	57,600	4,219,200
Rockwell Automation, Inc.	33,800	11,227,346
Schneider Electric SE	407	109,273
Siemens Energy AG (Germany)*	2,202	257,372

		33,475,104

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	43,200	4,266,000
Corning, Inc.	63,700	3,349,983
Halma PLC (United Kingdom)	3,977	174,806
Keysight Technologies, Inc.*	5,700	934,002
Oki Electric Industry Co. Ltd. (Japan)	8,500	94,793
Vontier Corp.	41,600	1,535,040
Zebra Technologies Corp. (Class A Stock)*	27,900	8,603,244

		18,957,868

Entertainment — 1.0%
Konami Group Corp. (Japan)	1,100	173,912

	Shares	Value
COMMON STOCKS (continued)
Entertainment (cont’d.)
Netflix, Inc.*	22,200	$29,728,686
Nintendo Co. Ltd. (Japan)	900	86,427
Sea Ltd. (Singapore), ADR*	1,900	303,886
Spotify Technology SA*	300	230,202
Walt Disney Co. (The)	183,700	22,780,637

		53,303,750

Financial Services — 2.6%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	94,250	45,783,822
Edenred SE (France)	2,358	73,241
Industrivarden AB (Sweden) (Class A Stock)	188	6,834
Mastercard, Inc. (Class A Stock)	73,100	41,077,814
ORIX Corp. (Japan)	4,600	103,807
PayPal Holdings, Inc.*	133,500	9,921,720
Visa, Inc. (Class A Stock)	91,900	32,629,095
Washington H Soul Pattinson & Co. Ltd. (Australia)	3,904	107,928
Wise PLC (United Kingdom) (Class A Stock)*	2,200	31,428

		129,735,689

Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	900	24,411
Conagra Brands, Inc.	624,000	12,773,280
General Mills, Inc.	25,300	1,310,793
Hormel Foods Corp.	49,400	1,494,350
Ingredion, Inc.	58,400	7,920,208
JDE Peet’s NV (Netherlands)	3,069	87,665
Nestle SA.	4,283	425,843
WH Group Ltd. (Hong Kong), 144A	173,000	166,736
Wilmar International Ltd. (China)	48,800	110,155

		24,313,441

Gas Utilities — 0.0%
National Fuel Gas Co.	19,500	1,651,845
Osaka Gas Co. Ltd. (Japan)	1,100	28,215
Tokyo Gas Co. Ltd. (Japan)	2,000	66,524

		1,746,584

Ground Transportation — 0.7%
Central Japan Railway Co. (Japan)	2,700	60,357
CSX Corp.	40,500	1,321,515
Uber Technologies, Inc.*	187,400	17,484,420
Union Pacific Corp.	69,600	16,013,568

		34,879,860

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	202,900	27,596,429
Baxter International, Inc.(a)	29,700	899,316
Boston Scientific Corp.*	38,600	4,146,026
DENTSPLY SIRONA, Inc.	186,100	2,955,268
Dexcom, Inc.*	58,700	5,123,923
Eckert & Ziegler SE (Germany)	91	7,323
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,000	87,859
Hoya Corp. (Japan)	800	95,010

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	1,700	$911,778
Insulet Corp.*	36,300	11,404,734
Intuitive Surgical, Inc.*	9,600	5,216,736
Medtronic PLC	26,000	2,266,420
STERIS PLC	20,000	4,804,400

		65,515,222

Health Care Providers & Services — 1.2%
Ambea AB (Sweden), 144A	1,525	18,191
Cardinal Health, Inc.	81,000	13,608,000
Centene Corp.*	277,100	15,040,988
Cigna Group (The)	52,900	17,487,682
CVS Health Corp.	24,000	1,655,520
Fresenius Medical Care AG (Germany)	3,104	178,341
Humana, Inc.	13,200	3,227,136
McKesson Corp.	5,000	3,663,900
Sonic Healthcare Ltd. (Australia)	4,449	78,530
Tenet Healthcare Corp.*	14,600	2,569,600
UnitedHealth Group, Inc.	8,700	2,714,139

		60,242,027

Health Care REITs — 0.2%
Healthpeak Properties, Inc.(a)	481,200	8,425,812

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	312	58,386

Hotels, Restaurants & Leisure — 1.3%
Amadeus IT Group SA (Spain)	364	30,752
Aristocrat Leisure Ltd. (Australia)	1,375	58,912
Betsson AB (Sweden) (Class B Stock)	600	12,704
Booking Holdings, Inc.	4,600	26,630,504
Darden Restaurants, Inc.	73,400	15,998,998
Expedia Group, Inc.	10,200	1,720,536
Food & Life Cos. Ltd. (Japan)	1,700	82,666
Hiday Hidaka Corp. (Japan)	600	13,763
Marriott Vacations Worldwide Corp.(a)	18,200	1,316,042
Metaplanet, Inc. (Japan)*	3,500	39,965
Royal Caribbean Cruises Ltd.(a)	10,200	3,194,028
Sodexo SA (France)	140	8,616
Yum! Brands, Inc.	108,500	16,077,530

		65,185,016

Household Durables — 0.0%
De’ Longhi SpA (Italy)	192	6,446
Leggett & Platt, Inc.	130,000	1,159,600
Panasonic Holdings Corp. (Japan)	9,500	101,643
PulteGroup, Inc.	9,500	1,001,870
Sekisui House Ltd. (Japan)	1,200	26,411
Sony Group Corp. (Japan)	11,400	296,404

		2,592,374

Household Products — 0.6%
Colgate-Palmolive Co.	157,500	14,316,750
Essity AB (Sweden) (Class B Stock)	6,950	192,438
Henkel AG & Co. KGaA (Germany)	144	10,444
Kimberly-Clark Corp.	45,200	5,827,184
Procter & Gamble Co. (The)	50,105	7,982,728

	Shares	Value
COMMON STOCKS (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	1,732	$117,996

		28,447,540

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	253,100	2,662,612
RWE AG (Germany)	672	28,082
Vistra Corp.	29,700	5,756,157

		8,446,851

Industrial Conglomerates — 0.2%
3M Co.	48,200	7,337,968
CK Hutchison Holdings Ltd. (United Kingdom)	2,500	15,394
Hitachi Ltd. (Japan)	2,300	66,848
Sekisui Chemical Co. Ltd. (Japan)	6,900	124,964
Siemens AG (Germany)	1,654	424,844
Smiths Group PLC (United Kingdom)	4,777	147,343

		8,117,361

Industrial REITs — 0.1%
Prologis, Inc.	35,200	3,700,224

Insurance — 1.4%
Admiral Group PLC (United Kingdom)	2,094	94,034
AIA Group Ltd. (Hong Kong)	32,800	297,117
Allianz SE (Germany)	610	247,559
Allstate Corp. (The)	63,800	12,843,578
American International Group, Inc.	17,500	1,497,825
Arthur J. Gallagher & Co.	4,400	1,408,528
AXA SA (France)	6,739	330,919
Axis Capital Holdings Ltd.	9,000	934,380
Chubb Ltd.	69,400	20,106,568
Dai-ichi Life Holdings, Inc. (Japan)	9,100	69,184
Insurance Australia Group Ltd. (Australia)	14,419	85,721
Japan Post Holdings Co. Ltd. (Japan)	9,000	83,360
Kemper Corp.	14,500	935,830
Marsh & McLennan Cos., Inc.	53,000	11,587,920
Medibank Private Ltd. (Australia)	7,300	24,243
MetLife, Inc.	191,300	15,384,346
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	258	167,528
NN Group NV (Netherlands)	1,277	84,970
Phoenix Group Holdings PLC (United Kingdom)	8,627	78,050
Poste Italiane SpA (Italy), 144A	819	17,597
Progressive Corp. (The)	13,300	3,549,238
QBE Insurance Group Ltd. (Australia)	7,281	112,121
Suncorp Group Ltd. (Australia)	2,472	35,230
Swiss Re AG	792	137,006
Talanx AG (Germany)	1,216	157,644
Tokio Marine Holdings, Inc. (Japan)	200	8,476
Unipol Assicurazioni SpA (Italy)	4,416	87,458
Zurich Insurance Group AG (Switzerland)	133	93,063

		70,459,493

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services — 4.0%
Alphabet, Inc. (Class A Stock)	318,600	$56,146,878
Alphabet, Inc. (Class C Stock)	254,740	45,188,329
Meta Platforms, Inc. (Class A Stock)	137,350	101,376,661
REA Group Ltd. (Australia)	255	40,381
Scout24 SE (Germany), 144A	770	106,298

		202,858,547

IT Services — 0.8%
Accenture PLC (Ireland) (Class A Stock)	21,600	6,456,024
BIPROGY, Inc. (Japan)	400	16,725
Cognizant Technology Solutions Corp. (Class A Stock)	204,700	15,972,741
DTS Corp. (Japan)	200	7,169
Fujitsu Ltd. (Japan)	3,800	92,186
Gartner, Inc.*	13,000	5,254,860
International Business Machines Corp.	7,100	2,092,938
NEC Corp. (Japan)	8,900	259,658
Obic Co. Ltd. (Japan)	1,000	38,885
SCSK Corp. (Japan)	3,500	105,447
Simplex Holdings, Inc. (Japan)	1,600	43,290
Snowflake, Inc. (Class A Stock)*	43,200	9,666,864
Wix.com Ltd. (Israel)*	300	47,538

		40,054,325

Leisure Products — 0.0%
Asmodee Group AB (Sweden) (Class B Stock)*	1,128	14,981
Hasbro, Inc.	26,400	1,948,848

		1,963,829

Life Sciences Tools & Services — 0.4%
Danaher Corp.	37,800	7,467,012
Lonza Group AG (Switzerland)	124	88,680
QIAGEN NV	572	27,559
Sartorius Stedim Biotech (France)	242	57,902
Thermo Fisher Scientific, Inc.	27,700	11,231,242

		18,872,395

Machinery — 0.8%
Allison Transmission Holdings, Inc.	111,600	10,600,884
Atlas Copco AB (Sweden) (Class B Stock)	2,517	35,823
Crane Co.	34,500	6,551,205
Cummins, Inc.	4,600	1,506,500
Deere & Co.	15,700	7,983,293
Dover Corp.	39,800	7,292,554
Epiroc AB (Sweden) (Class B Stock)	550	10,545
FANUC Corp. (Japan)	1,000	27,147
Flowserve Corp.	88,100	4,612,035
GEA Group AG (Germany)	342	23,974
Komatsu Ltd. (Japan)	4,100	135,274
Mitsubishi Heavy Industries Ltd. (Japan)	5,900	147,644
Parker-Hannifin Corp.	3,700	2,584,339
Schindler Holding AG (Switzerland)	35	12,715
Schindler Holding AG (Switzerland) (Part. Cert.)	121	45,057

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Tsubakimoto Chain Co. (Japan)	600	$7,470
Wartsila OYJ Abp (Finland)	7,740	182,930
Yangzijiang Shipbuilding Holdings Ltd. (China)	9,400	16,404

		41,775,793

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	7,380
AP Moller - Maersk A/S (Denmark) (Class B Stock)	36	66,949
Kawasaki Kisen Kaisha Ltd. (Japan)	600	8,497
Mitsui OSK Lines Ltd. (Japan)	1,800	60,120
Nippon Yusen KK (Japan)	2,100	75,547
SITC International Holdings Co. Ltd. (China)	5,000	16,030

		234,523

Media — 0.3%
Comcast Corp. (Class A Stock)	452,700	16,156,863
Publicis Groupe SA (France)	819	92,502
WPP PLC (United Kingdom)	12,914	90,927

		16,340,292

Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)	2,185	69,383
BHP Group Ltd. (Australia)	10,661	256,478
BlueScope Steel Ltd. (Australia)	6,798	103,592
Boliden AB (Sweden)*	6,098	190,559
Fortescue Ltd. (Australia)	10,571	106,262
Freeport-McMoRan, Inc.	220,600	9,563,010
JFE Holdings, Inc. (Japan)	1,300	15,123
Newmont Corp.	86,000	5,010,360
Nippon Steel Corp. (Japan)	2,300	43,497
Northern Star Resources Ltd. (Australia)	3,175	39,218
Nucor Corp.(a)	12,000	1,554,480
Rio Tinto Ltd. (Australia)	576	40,775
Rio Tinto PLC (Australia)	2,801	163,030

		17,155,767

Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	16,095	35,711
CMS Energy Corp.	52,600	3,644,128
DTE Energy Co.	33,200	4,397,672
E.ON SE (Germany)	3,232	59,552
Engie SA (France)	11,665	274,160
NiSource, Inc.	220,100	8,878,834
Sembcorp Industries Ltd. (Singapore)	2,900	15,623

		17,305,680

Office REITs — 0.0%
Nippon Building Fund, Inc. (Japan)	20	18,468
Vornado Realty Trust	40,000	1,529,600

		1,548,068

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.(a)	103,500	14,820,165

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	29,100	$2,611,434
Devon Energy Corp.	136,000	4,326,160
ENEOS Holdings, Inc. (Japan)	17,300	85,753
EOG Resources, Inc.	146,300	17,498,943
Equinor ASA (Norway)	2,880	72,732
Exxon Mobil Corp.	287,400	30,981,720
Friedrich Vorwerk Group SE (Germany)	224	15,478
Idemitsu Kosan Co. Ltd. (Japan)	3,800	23,045
Marathon Petroleum Corp.	15,300	2,541,483
Phillips 66	24,100	2,875,130
Shell PLC	11,068	386,157
TotalEnergies SE (France)	4,212	257,449
Williams Cos., Inc. (The)	231,800	14,559,358

		91,055,007

Passenger Airlines — 0.0%
International Consolidated Airlines
Group SA (United Kingdom)	30,989	145,996
Qantas Airways Ltd. (Australia)	14,862	104,994

		250,990

Personal Care Products — 0.0%
Unilever PLC (United Kingdom)	4,623	282,124

Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	1,299	180,781
Bristol-Myers Squibb Co.	392,300	18,159,567
Elanco Animal Health, Inc.*	196,200	2,801,736
Eli Lilly & Co.	38,900	30,323,717
Galderma Group AG (Switzerland)	496	72,096
GSK PLC	13,749	262,145
Hikma Pharmaceuticals PLC (United Kingdom)	3,048	83,177
Johnson & Johnson	49,848	7,614,282
Merck & Co., Inc.	307,200	24,317,952
Novartis AG	4,842	587,708
Novo Nordisk A/S (Denmark) (Class B Stock)	2,881	199,636
Orion OYJ (Finland) (Class B Stock)	1,737	130,681
Otsuka Holdings Co. Ltd. (Japan)	600	29,748
Pfizer, Inc.	398,000	9,647,520
Roche Holding AG	1,692	552,302
Sandoz Group AG (Switzerland)	374	20,496
Sanofi SA	1,930	186,850
Takeda Pharmaceutical Co. Ltd. (Japan)	4,500	138,929

		95,309,323

Professional Services — 0.4%
Automatic Data Processing, Inc	49,300	15,204,120
Clarivate PLC*(a)	390,000	1,677,000
Computershare Ltd. (Australia)	5,943	155,909
Concentrix Corp.(a)	35,300	1,865,782
JAC Recruitment Co. Ltd. (Japan)	5,500	38,600
Recruit Holdings Co. Ltd. (Japan)	500	29,403
Teleperformance SE (France)	246	23,893

		18,994,707

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd. (Japan)	700	$76,243
Daiwa House Industry Co. Ltd. (Japan)	300	10,309
Howard Hughes Holdings, Inc.*(a)	16,800	1,134,000
Jones Lang LaSalle, Inc.*	28,600	7,315,308
Mitsui Fudosan Co. Ltd. (Japan)	1,300	12,585
Sumitomo Realty & Development Co. Ltd. (Japan)	800	30,895
Swiss Prime Site AG (Switzerland)	264	39,633
Vonovia SE (Germany)	364	12,905

		8,631,878

Residential REITs — 0.1%
Camden Property Trust	27,000	3,042,630

Retail REITs — 0.0%
Klepierre SA (France)	1,402	55,434
Realty Income Corp.	32,900	1,895,369
Scentre Group (Australia)	7,020	16,488
Vicinity Ltd. (Australia)	74,101	120,967

		2,088,258

Semiconductors & Semiconductor Equipment — 7.7%
Advantest Corp. (Japan)	1,200	88,957
Analog Devices, Inc.	93,100	22,159,662
Applied Materials, Inc.	25,500	4,668,285
ASML Holding NV (Netherlands)	558	447,146
Broadcom, Inc.	329,200	90,743,980
Disco Corp. (Japan)	100	29,624
Infineon Technologies AG (Germany)	3,069	130,961
KLA Corp.	3,600	3,224,664
Lam Research Corp.	82,000	7,981,880
Lasertec Corp. (Japan)	500	67,030
Micron Technology, Inc.	14,200	1,750,150
Nova Ltd. (Israel)*	213	60,382
NVIDIA Corp.	1,512,100	238,896,679
QUALCOMM, Inc.	57,500	9,157,450
Renesas Electronics Corp. (Japan)	1,500	18,557
SCREEN Holdings Co. Ltd. (Japan)	300	24,394
Teradyne, Inc.	22,400	2,014,208
Texas Instruments, Inc.	43,000	8,927,660
Tokyo Electron Ltd. (Japan)	1,300	248,962

		390,640,631

Software — 7.0%
Adobe, Inc.*	10,550	4,081,584
AppLovin Corp. (Class A Stock)*	6,400	2,240,512
Autodesk, Inc.*	19,800	6,129,486
Intuit, Inc.	34,100	26,858,183
Microsoft Corp.	463,600	230,599,276
Monday.com Ltd.*	200	62,896
Nice Ltd. (Israel)*	39	6,611
Oracle Corp.	137,400	30,039,762
Palantir Technologies, Inc. (Class A Stock)*	63,800	8,697,216
Salesforce, Inc.	106,900	29,150,561
SAP SE (Germany)	1,361	416,166
ServiceNow, Inc.*	12,600	12,953,808
Teradata Corp.*	45,000	1,003,950

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Xero Ltd. (New Zealand)*	392	$46,385

		352,286,396

Specialized REITs — 0.7%
American Tower Corp.	5,800	1,281,916
Crown Castle, Inc.	62,400	6,410,352
Digital Realty Trust, Inc.	5,400	941,382
Equinix, Inc.	15,900	12,647,973
Iron Mountain, Inc.	31,600	3,241,212
Public Storage	30,200	8,861,284

		33,384,119

Specialty Retail — 1.1%
Avolta AG (Switzerland)*	833	45,374
CarMax, Inc.*	72,400	4,866,004
Clas Ohlson AB (Sweden) (Class B Stock)	468	16,011
Fast Retailing Co. Ltd. (Japan)	100	34,286
Gap, Inc. (The)	89,800	1,958,538
Home Depot, Inc. (The)	58,500	21,448,440
Kingfisher PLC (United Kingdom)	27,556	110,048
Lowe’s Cos., Inc.	59,300	13,156,891
TJX Cos., Inc. (The)	77,500	9,570,475
Ulta Beauty, Inc.*	11,700	5,473,494
Zalando SE (Germany), 144A*	203	6,699

		56,686,260

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	894,500	183,524,565
HP, Inc.	55,000	1,345,300
Logitech International SA (Switzerland) .	164	14,872

		184,884,737

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	222	51,822
Amer Sports, Inc. (Finland)*	64,600	2,503,896
Asics Corp. (Japan)	5,300	135,152
LVMH Moet Hennessy Louis Vuitton SE (France)	130	68,039
OVS SpA (Italy), 144A	3,278	14,287
Pandora A/S (Denmark)	415	73,121
Ralph Lauren Corp.	18,700	5,129,036

		7,975,353

Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	1,424	67,706
Imperial Brands PLC (United Kingdom)	5,659	223,588
Japan Tobacco, Inc. (Japan)	1,000	29,459
Philip Morris International, Inc.	155,800	28,375,854
Scandinavian Tobacco Group A/S (Denmark), 144A	1,175	15,595

		28,712,202

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	400	46,800
ITOCHU Corp. (Japan)	500	26,182
Marubeni Corp. (Japan)	2,300	46,364

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	7,500	$149,864
Sumitomo Corp. (Japan)	5,300	136,776
Toyota Tsusho Corp. (Japan)	9,400	212,922
W.W. Grainger, Inc.	2,300	2,392,552
WESCO International, Inc.	53,400	9,889,680

		12,901,140

Water Utilities — 0.1%
American Water Works Co., Inc.	41,100	5,717,421
United Utilities Group PLC (United Kingdom)	9,984	156,776

		5,874,197

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	400	29,082
Tele2 AB (Sweden) (Class B Stock)	975	14,233
T-Mobile US, Inc.	45,200	10,769,352

		10,812,667

TOTAL COMMON STOCKS (cost $1,822,057,094)		3,089,258,539

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	7,225
Volkswagen AG (Germany) (PRFC)	335	35,414

		42,639

Banks — 0.0%
Citigroup Capital XIII, 10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	647,240

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,765	138,700

TOTAL PREFERRED STOCKS (cost $729,272)		828,579

UNAFFILIATED EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF(a)	588	52,561

(cost $28,543)

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 7.5%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	681	674,354
Series 2021-02, Class D
1.290%	06/18/27	10	9,801
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,275,516
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,143,339

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	993	$996,957
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,500	3,398,844
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,554,310
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	4,154,500
Series 2023-01A, Class A, 144A
5.250%	04/20/29	4,353	4,437,137
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,813,313
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,846,872
Series 2024-03A, Class A, 144A
5.230%	12/20/30	800	817,223
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,298	1,319,818
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	489	497,139
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	800	786,918
Series 2022-02, Class C
4.260%	12/15/27	25	24,863
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	991	1,000,647
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	482,363
Series 2023-01, Class A, 144A
4.850%	08/15/35	4,100	4,159,145
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,900	2,986,880
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	4,400	4,484,188
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	9,000	9,179,276
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27	25	25,031
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	192,851
Series 2024-01, Class A, 144A
4.980%	12/11/36	900	919,898
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	3,500	3,540,308
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	295	294,071
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600	2,557,147

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-01A, Class A, 144A
5.410%	11/14/29		4,700	$4,743,455
Series 2025-01A, Class A, 144A
5.360%	04/16/35		4,900	5,051,688
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27		274	273,438
Series 2023-01, Class C
5.090%	05/15/30		800	804,488
Series 2023-03, Class C
5.770%	11/15/30		1,500	1,523,779
Series 2023-04, Class C
6.040%	12/15/31		2,600	2,666,594
Series 2023-06, Class B
5.980%	04/16/29		700	711,977
Series 2023-06, Class C
6.400%	03/17/31		300	310,519
Series 2024-02, Class C
5.840%	06/17/30		500	511,224
Series 2024-04, Class C
4.950%	04/15/30		3,000	3,017,309
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		300	306,994
Series 2023-01A, Class C, 144A
5.970%	02/20/31		500	513,774
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38		4,000	4,053,382
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		2,251	2,265,643
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		2,040	2,060,343
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		434	430,413

				86,817,729

Collateralized Loan Obligations — 4.8%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.799%(c)	04/20/37		11,250	11,290,743
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.686%(c)	07/15/37		8,500	8,534,602
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.986%(c)	01/22/38	EUR	3,250	3,835,671
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		11,250	11,294,063

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.707%(c)	01/25/35		700	$701,530
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.879%(c)	04/15/31	EUR	2,995	3,518,216
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.518%(c)	07/15/30		1,513	1,514,188
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	10/15/35	EUR	5,000	5,878,058
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.879%(c)	04/20/37		6,250	6,273,276
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		7,000	7,026,661
Elmwood CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.424%(c)	04/17/38		9,000	8,990,533
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.528%(c)	04/15/31		427	426,502
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.574%(c)	04/26/31		769	769,499
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	8,500	10,007,875
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.891%(c)	01/26/38	EUR	14,500	17,114,845
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.701%(c)	10/20/34		11,500	11,521,587
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.786%(c)	04/15/37		11,000	11,038,500
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.733%(c)	05/15/37	EUR	11,000	13,001,091
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.343%(c)	04/15/38	EUR	8,000	9,423,600

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		8,000	$8,030,494
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.513%(c)	10/17/38	EUR	6,500	7,666,695
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.731%(c)	06/20/34		5,500	5,514,481
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.830%(c)	04/17/37		10,000	10,037,712
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.614%(c)	01/26/31		1,044	1,044,611
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
5.319%(c)	04/20/34		8,500	8,496,511
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		6,750	6,758,087
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38		8,000	7,991,841
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	9,000	10,613,255
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.139%(c)	01/20/36		11,000	11,049,967
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.148%(c)	07/25/34	EUR	4,500	5,293,762
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.459%(c)	01/20/37		5,000	4,997,348
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
5.648%(c)	04/15/34		10,000	10,016,350

				239,672,154

Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		1,400	1,406,368
Series 2024-X02, Class A, 144A
5.220%	12/17/29		1,893	1,894,269

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		4,300	$4,333,024
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,827,377
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.064%(c)	06/16/36		2,800	2,798,348
Series 2022-02A, Class A, 144A
4.890%	10/14/34		895	894,447
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,522,319

				19,676,152

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.402%(c)	03/15/32	GBP	5,400	7,462,625
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.122%(c)	07/15/32	GBP	2,100	2,890,342

				10,352,967

Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		2,900	2,945,939
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		161	160,766
Series 2019-A, Class A5, 144A
3.080%	11/12/41		182	182,055
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,362,314

				5,651,074

Home Equity Loans — 0.2%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.502%(c)	02/25/55		2,553	2,547,786
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		681	685,329
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,500	1,519,189
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		510	518,604
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		139	139,398
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		273	275,110

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		2,045		$2,064,172
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,571		1,564,139

					9,313,727

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		752		693,718

Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.382%(c)	03/15/26^	EUR	738		647,796

					647,797

Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		25		25,175
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		308		302,342
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		458		435,424
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.966%(c)	05/25/70		1,001		982,725
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		259		256,393
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		358		350,107
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		611		586,148
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		114		113,055
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		805		774,290

					3,825,659

TOTAL ASSET-BACKED SECURITIES (cost $368,884,945)					376,650,977

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54		8,000		7,449,925
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54		3,800		3,540,333
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		6,465		6,365,951

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-BN22, Class A3
2.726%	11/15/62	5,400	$5,025,604
Series 2020-BN25, Class A4
2.399%	01/15/63	6,700	6,102,782
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,359,134
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	7,800	8,138,179
Series 2024-05YR10, Class A3
5.302%	10/15/57	8,000	8,197,641
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57	6,540	6,860,903
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,273,233
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.586%(c)	11/15/34	10	88
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.566%(c)	10/15/37	20	20,000
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	4,671	4,592,297
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	8,053,108
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,661,408
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,235,278
Series 2023-B39, Class A2
6.792%(cc)	07/15/56	5,000	5,201,285
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	5,250	5,529,155
Series 2024-V09, Class A3
5.602%	08/15/57	7,800	8,064,740
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,829,236
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	9	8,693
Series 2016-C01, Class A3
2.944%	05/10/49	4,733	4,681,918
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,537,591
Series 2017-P07, Class A3
3.442%	04/14/50	4,869	4,793,500
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	6	5,501
Series 2015-CR27, Class A3
3.349%	10/10/48	1,820	1,817,595
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.464%(cc)	03/25/26	11,926	83,552

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K068, Class A1
2.952%	02/25/27	3	$2,543
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	1	1,246
Series 2016-GS03, Class A3
2.592%	10/10/49	5,313	5,212,920
Series 2016-GS04, Class A3
3.178%	11/10/49	4,328	4,261,380
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,837
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,328,175
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	5,020,115
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	7	6,717
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.777%(c)	04/15/38	2,400	2,400,000
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,940,091
Series 2016-UB11, Class A3
2.531%	08/15/49	10,155	9,938,402
Series 2018-H04, Class A3
4.043%	12/15/51	1,678	1,658,439
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,563,693
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,152,118
Series 2018-C14, Class A3
4.180%	12/15/51	3,027	2,986,274
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	2	1,596
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	1	1,231
Series 2016-NXS06, Class A3
2.642%	11/15/49	7,962	7,861,129
Series 2017-C38, Class A4
3.190%	07/15/50	4,079	3,994,943
Series 2018-C48, Class A4
4.037%	01/15/52	6,649	6,567,073
Series 2019-C53, Class A3
2.787%	10/15/52	2,500	2,336,997
Series 2020-C58, Class A3
1.810%	07/15/53	6,964	6,181,768
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57	7,575	7,933,536

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $209,855,458)			203,788,853

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 9.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		5,600	$5,513,573
2.750%	02/01/26		1,380	1,363,829
3.300%	03/01/35		2,900	2,399,107
3.550%	03/01/38		1,296	1,040,257
3.900%	05/01/49		2,570	1,845,520

				12,162,286

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41		2,045	1,516,127
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		5,140	4,858,056
3.557%	08/15/27		105	103,215
4.390%	08/15/37		1,675	1,490,369
6.343%	08/02/30		550	591,085
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28		1,500	1,502,092
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	06/30/28		1,800	1,799,503
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30		5,150	5,299,074
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		930	947,305

				18,106,826

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28		2	2,262
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,629	1,586,900
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33		18	16,729
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		905	913,154
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	(a)	20	18,932
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	834,029
4.625%	04/15/29		165	160,207

				3,532,213

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		725	$649,757

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	187,560
2.900%	02/10/29		1,095	995,605
3.375%	11/13/25		325	322,775
5.800%	03/08/29		775	776,800
5.875%	11/07/29		2,440	2,447,645
7.350%	03/06/30		1,255	1,324,405
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45		1,035	887,273
6.600%	04/01/36		760	803,538
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28		3,340	3,105,888
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	(a)	3,085	3,119,605
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30		2,490	2,542,074
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29		2,690	2,719,336

				19,232,504

Banks — 2.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30		1,000	1,029,461
Bank of America Corp.,
Sr. Unsec’d. Notes
5.080%(ff)	01/20/27		25	25,073
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		2,600	2,283,577
1.922%(ff)	10/24/31		7,385	6,437,326
2.496%(ff)	02/13/31		3,135	2,863,993
3.824%(ff)	01/20/28		955	946,857
4.271%(ff)	07/23/29		510	508,587
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		2,550	2,501,629
Sub. Notes, MTN
4.450%	03/03/26		8,455	8,443,503
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	433,064
Barclays PLC (United Kingdom),
Sub. Notes
5.088%(ff)	06/20/30		1,180	1,182,501
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		975	903,410
3.132%(ff)	01/20/33		1,505	1,336,469

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Capital One NA,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	$967,581
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29		2,400	2,492,686
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,260	1,116,218
3.887%(ff)	01/10/28		35	34,683
4.650%	07/23/48	(a)	785	677,086
Sub. Notes
4.450%	09/29/27		5,975	5,978,824
4.600%	03/09/26		10	9,991
6.020%(ff)	01/24/36		3,900	4,004,290
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		2,080	2,155,315
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26		440	435,543
5.373%(ff)	01/10/29		800	813,100
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32		4,510	3,978,318
3.102%(ff)	02/24/33		2,730	2,457,692
3.814%(ff)	04/23/29		540	531,142
3.850%	01/26/27		2,920	2,900,926
5.727%(ff)	04/25/30		4,315	4,491,499
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		5	4,494
Sub. Notes
6.750%	10/01/37		104	114,118
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
7.036%(c)	10/01/25	(oo)	1,045	1,050,843
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		4,560	3,955,923
3.782%(ff)	02/01/28		695	688,927
3.882%(ff)	07/24/38		20	17,643
3.964%(ff)	11/15/48		3,250	2,599,575
4.005%(ff)	04/23/29		2,170	2,150,134
4.452%(ff)	12/05/29	(a)	3,350	3,356,655
5.299%(ff)	07/24/29		2,740	2,813,253
Sub. Notes
2.956%(ff)	05/13/31		15	13,866
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		765	816,036
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27		25	24,111
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29		2,760	2,818,965
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29		6,225	6,333,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.449%(ff)	07/20/29	1,975	$2,030,896
6.407%(ff)	11/01/29	3,030	3,209,597
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,020	1,749,475
4.431%(ff)	01/23/30	515	513,820
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,465	2,199,873
3.591%(cc)	07/22/28	1,255	1,232,917
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,819,638
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	35,053
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	1,495	1,451,774
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	4,400	4,335,980
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	8,851
7.161%(ff)	10/30/29	1,190	1,287,444
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	885	802,951
4.282%	01/09/28	1,370	1,361,974
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35	3,220	3,233,214
5.389%(ff)	04/24/34	1,500	1,535,971
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,822,705
5.557%(ff)	07/25/34	3,130	3,232,301
5.574%(ff)	07/25/29	3,660	3,778,701

			128,341,680

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	584	531,471
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	24,118
8.000%	11/15/39	1,285	1,626,634
8.200%	01/15/39	250	316,635
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	880,451

			3,379,309

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	36,038

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		2,120	$2,169,570
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		269	257,044
3.875%	06/01/30		290	280,155
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		1,110	1,142,110
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		760	719,311
4.750%	01/15/28		700	692,640

				5,260,830

Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25		5	4,957
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		95	77,343
9.400%	05/15/39		155	203,071
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28		2,580	2,620,590
5.419%	11/15/48		255	257,024
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		1,065	1,076,981
6.750%	05/02/34		1,888	1,953,212
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		670	635,830

				6,829,008

Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		745	754,449
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	811,728
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		456	372,836
7.000%	10/15/37		380	435,878
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,229
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,036,398
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	12,367

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	$9,407
TR Finance LLC (Canada),
Gtd. Notes
3.350%	05/15/26	5	4,954
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	4,984
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	325	298,555
4.875%	01/15/28(a)	1,065	1,061,134
5.250%	01/15/30(a)	235	235,665
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52(a)	1,170	909,841

			5,952,425

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	13,359

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31	755	764,926
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,929,687
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	19,782
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28	2,600	2,696,574
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,807,224
6.070%	07/12/28	3,355	3,496,617

			13,714,810

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28(a)	525	488,880
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,874,296
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	622	456,285
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,107

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	$11,324
5.950%	05/15/37	305	324,888
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	1,250	1,185,756
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	665,772
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,363,600
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,220,543
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,840,801
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	223,199
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	4,425	4,499,733
6.050%	04/15/38	550	587,306
First Ref. Mortgage
4.000%	09/30/42	570	470,668
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35(a)	670	691,894
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	2,140	1,875,834
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	915,181
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	211	213,374
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,290,723
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,869
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,768
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	918,300
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,904,915
5.950%	10/01/33	295	316,748

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	$159,355
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	456,013
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,414
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	21,681
4.900%	02/28/28	3,800	3,853,266
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,178,661
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	69,050
3.875%	02/15/32	200	183,965
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	314,959
2.450%	12/02/27	1,395	1,324,253
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,475
3.950%	12/01/47	2,000	1,408,117
4.950%	07/01/50	1,345	1,083,822
PacifiCorp,
First Mortgage
5.350%	12/01/53	3,010	2,709,831
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	696,665
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	535,359
3.700%	05/01/28	1,280	1,268,887
4.900%	12/15/32	1,050	1,068,324
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	567,211
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	613,997
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,087,192
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,691,320
First Ref. Mortgage
4.000%	04/01/47	580	416,822
First Ref. Mortgage, Series C
3.600%	02/01/45	860	592,360
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	723,974

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	$421,453

			48,842,190

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	575	576,168
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	890,970
4.250%	10/31/26	882	875,385
5.500%	07/31/47	800	659,340

			3,001,863

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	621,658
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	405	272,156
5.141%	03/15/52	170	104,866

			998,680

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	18,203

Foods — 0.2%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	1,265	1,319,332
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.625%	01/15/32	1,870	1,709,629
5.125%	02/01/28	2,000	2,031,128
5.750%	04/01/33	1,325	1,359,160
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	262,201
4.375%	01/31/32	850	795,594
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	462,473
5.200%	03/01/35	4,315	4,365,797

			12,305,314

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	1,495	1,555,083
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	783,511
3.490%	05/15/27	1,425	1,403,637

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
3.600%	05/01/30	1,270	$1,219,865
3.950%	03/30/48	15	11,579
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	30,485

			5,004,160

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	18,709
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	648,094

			666,803

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	553,292
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,661
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,375
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	20,150
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	4,583
5.318%	12/01/34	4,270	4,290,441
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	341,644
4.650%	01/15/43	15	13,139
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,300
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,651
4.375%	03/15/42	10	8,331
Gtd. Notes, MTN
7.750%	07/15/36	450	515,174
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,541
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	11,886
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	770,126

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	$14,069
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	707,020
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/34(a)	2,240	2,229,436
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,753,554
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	605,605
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,098
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,948
3.250%	05/15/51	1,000	662,847
3.750%	07/15/25	5	4,996
5.200%	04/15/63	2,840	2,527,051
5.300%	06/15/35	210	214,016
5.500%	04/15/64	1,680	1,569,431
5.750%	07/15/64	945	918,844

			17,808,209

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	609,462
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	575	532,763
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	533,396

			1,066,159

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	130	131,203

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	220	213,944
6.625%	05/15/32	115	110,004

			323,948

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	28,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	$4,984
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	38,676
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52	35	27,997
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	3,785	3,925,752
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	889,739
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	807,068
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	314,355
5.000%	03/30/43	200	178,726
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,954
4.350%	01/30/47	5	4,225
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	740,328
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	17,829
4.625%	09/15/42	130	115,443
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	466,683
6.850%	12/16/39	124	139,821

			7,709,124

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	640	647,200
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	375	369,268
7.375%	05/01/33(a)	250	234,626
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	9,238

			1,260,332

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	564,481
5.000%	10/15/27	15	15,245

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	2,335	$2,123,193
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	288	289,339

			2,992,258

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.150%	09/15/27	25	25,053

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	124,573
5.500%	05/01/26	625	625,121
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,870	2,644,840
4.908%	07/23/25	3	3,000
6.484%	10/23/45	1,021	1,011,569
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,619,321
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	640	509,474
5.500%	09/01/41	360	327,175
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	49,230

			9,914,303

Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	515	524,201
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	2,750	2,600,781
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,313,806
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30(a)	400	413,590
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	695	705,431
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,683,346

			8,241,155

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,430	$1,463,262

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,764,992

Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	672,988
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	2,292,942
4.000%	01/15/31	770	730,344
5.125%	10/01/34	585	561,104
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,845
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	18,329
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,560	1,571,993
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	632,385
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,662
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	152,247
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	277,216
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	629,356
7.750%	02/01/32	1,520	1,491,500
8.625%	01/19/29	2,105	2,223,680
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/32	3,880	3,925,633
5.350%	01/15/36	4,310	4,369,070
EQT Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	50,976
7.500%	06/01/30	50	54,953
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	500	485,521
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	300	292,197
6.250%	04/15/32	500	478,024

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26(a)	510	$510,520
4.875%	04/03/28	530	537,945
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)	2,146	1,934,834
6.490%	01/23/27	471	467,703
6.500%	03/13/27	330	327,690
Gtd. Notes, MTN
6.875%	08/04/26(a)	670	669,685
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	577,026
2.250%	07/12/31	820	716,155
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,106,884

			27,793,407

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	381,311
6.000%	06/15/29	1,150	1,180,798
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	5,037,542
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	126,731
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35	500	505,461

			7,231,843

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,838
4.050%	11/21/39	250	219,041
4.550%	03/15/35	2,190	2,126,559
4.700%	05/14/45	735	658,252
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	685	683,149
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	18,508
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,777
3.750%	09/15/25	5	4,989
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	47,510
4.780%	03/25/38	3,750	3,440,448

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
5.300%	12/05/43	245	$222,734
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	311,660
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	685	543,523
5.400%	11/29/43	845	710,159
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	865,069
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	558,418
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	346,896

			10,781,530

Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	450	449,107
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,500,748
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,731,432
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	54,959
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	10,240
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,131,118
5.550%	05/15/34(a)	1,495	1,514,592
6.100%	02/15/42	25	24,779
6.125%	12/15/45	180	176,939
6.250%	04/15/49	1,900	1,876,330
6.400%	12/01/30	480	517,727
6.550%	12/01/33	1,265	1,372,460
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	715	738,692
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,260	1,557,864
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	538,644
4.000%	03/15/28	1,385	1,370,993
4.700%	04/15/48	135	109,511
5.200%	03/01/47	40	34,948
5.500%	02/15/49	272	246,049

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	$3,699,420
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	155,777
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,865,997
4.500%	03/15/50	85	65,511
6.050%	09/01/33	2,160	2,268,093
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,792
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	707,454
4.900%	09/15/30	2,140	2,159,127
6.125%	03/15/33	1,895	1,998,867
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	108,510
4.125%	08/15/31	90	83,364
6.250%	01/15/30	650	670,373
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	104,575
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	878,068
5.100%	09/15/45	500	453,407
5.150%	03/15/34	510	509,405
5.600%	03/15/35	1,615	1,660,578
8.750%	03/15/32	1,130	1,359,937

			37,720,387

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,506,497
2.950%	03/15/34	480	405,022
5.250%	05/15/36	2,445	2,396,661
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	28,986
3.600%	01/15/28	5,420	5,321,844
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	5	4,956
4.050%	07/01/30	5	4,854
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,110,008
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,734
3.700%	06/15/26	10	9,914

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.750%	05/15/47	5	$4,260
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	5	4,675
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,050,936
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,645
2.875%	01/15/31	5	4,560
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	3,194,975
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	673,103
5.000%	10/15/27	400	369,318
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,833
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	9,315
2.250%	11/09/31	1,288	1,124,770
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	19,987
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,657,586
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	19,469

			19,940,908

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	511,229
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	659,419
3.125%	04/21/26	5	4,941
3.750%	06/01/27	15	14,859
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	255,376
3.875%	10/01/31	250	223,890
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	48,668
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	30,301

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31		5	$4,312
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25		20	19,981

				1,772,976

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		320	269,925
3.187%	11/15/36		4,445	3,684,489
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.650%	02/15/32		25	21,753
3.150%	05/01/27		5	4,893
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30		25	22,739
3.250%	05/20/27		12	11,852
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		15	13,371

				4,029,022

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		10	9,887
5.450%	03/02/28		2,560	2,630,589
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29		5	4,723
3.800%	12/15/26		15	14,882

				2,660,081

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		8,790	7,568,203
2.550%	12/01/33		576	482,169
3.500%	09/15/53		850	575,453
3.650%	09/15/59		160	107,295
4.500%	05/15/35		545	519,269
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		100	93,402
Sr. Sec’d. Notes, 144A
11.000%	11/15/29		979	1,126,760
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32		6,890	7,006,388
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	(a)	4,030	3,742,109
4.500%	03/15/42		60	51,068

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	380	$407,912
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,385	1,240,777
3.875%	04/15/30	8,000	7,767,620
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	1,510	1,301,218
2.550%	03/21/31	1,074	963,437
2.650%	11/20/40	1,634	1,152,605
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	533	536,393

			34,642,078

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,383
6.700%	08/01/28	670	716,949
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,647
2.875%	11/15/29	5	4,694
3.500%	05/01/50	20	14,204
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	775,176
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	156,511

			1,685,564

TOTAL CORPORATE BONDS (cost $501,243,815)			489,615,514

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	236,687

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,392,927
Taxable, Revenue Bonds, Series S

3.176%	04/01/41	25	19,762
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,468,598
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	550,850
7.625%	03/01/40	220	263,600
7.550%	04/01/39	245	293,705

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	$4,515

			3,993,957

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	691,995

Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,142
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	32,493

			42,635

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	14,896

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,138,799

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,277,408

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	24,991

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	443,623

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	544,591

Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	11,639
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,803
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,221

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	$21,211

			63,874

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	369,620

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	14,038

TOTAL MUNICIPAL BONDS (cost $8,389,165)			8,857,114

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	11	9,735
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.118%(cc)	02/25/35	66	64,112
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,565	3,529,263
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	467	415,153
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.550%(cc)	02/25/37	34	33,488
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	2,149	2,131,288
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	539	538,619
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.305%(c)	12/25/41	2	2,015
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.205%(c)	12/25/41	1,260	1,270,183
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.605%(c)	01/25/43	7	6,730
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	10/25/43	346	347,047
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.305%(c)	05/25/45	1,702	1,702,339
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	522	506,035

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	2,941	$2,957,993
Fannie Mae Interest Strips,
Series 430, Class C56, IO
3.000%	08/25/52	794	128,183
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.630%(c)	04/25/50	930	118,323
Series 2020-073, Class ID, IO, 30 Day Average SOFR x (1) + 5.136% (Cap 5.250%, Floor 0.000%)
0.823%(c)	05/25/40	11,655	903,862
Series 2020-101, Class AI, IO
3.500%	01/25/51	3,984	750,561
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.645%(c)	08/25/52	2,190	230,643
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)
5.905%(c)	02/25/55	1,408	1,407,546
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	10,055	10,069,302
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.955%(c)	01/25/34	110	110,627
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.155%(c)	11/25/41	4	4,011
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.255%(c)	06/25/42	11	10,793
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.405%(c)	03/25/42	5	4,778
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	324	315,197
Series 4978, Class MI, IO
4.000%	05/25/40	758	113,176
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,328	103,801
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	360	9,717
Series 5251, Class PO, PO
2.290%(s)	08/25/52	2,069	1,428,039
Series 5281, Class AY
2.500%	08/25/52	811	661,080
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	6,375	6,380,616

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	4,149	$911,775
Series 406, Class PO, PO
1.207%(s)	10/25/53	3,355	2,745,533
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	1,347	37,653
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,743	53,681
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	4,054	59,575
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	2,753	68,344
Series 2021-114, Class TI, IO
3.000%	06/20/51	2,853	413,896
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	539	245
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	943	24,190
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	4,009	98,197
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,316	35,070
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,088	35,338
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	3,528	94,526
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,362	59,634
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	841	19,714
Series 2022-093, Class IO, IO
3.000%	08/20/51	9,370	1,038,870
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	4,914	99,774
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,803	44,625
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,881	35,449

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.813%(cc)	07/25/35		7	$7,129
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		5	4,789
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.188%(c)	01/24/63	EUR	1,276	1,503,759
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		274	274,317
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,703	1,548,609
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.184%(c)	01/25/48		145	142,379
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		1,591	1,597,697
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,559	1,486,021
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54		3,203	3,115,509
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		1,843	1,850,814
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		3,900	3,922,058
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.899%(c)	06/24/71	EUR	337	397,298
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.525%(cc)	02/25/34		26	25,190
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60		539	488,046
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55		1,949	1,958,064

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $59,685,769)				60,462,023

SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	629,016
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		1,640	1,651,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	3,317	$3,384,634
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	2,625	2,736,562
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	2,422	2,415,188
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	475	319,703
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	453	406,647
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	20	19,694
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	19,897
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	2,565	2,613,735
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	2,745	2,788,920

TOTAL SOVEREIGN BONDS (cost $16,915,370)			16,985,066

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Federal Home Loan Bank
5.500%	07/15/36	960	1,045,078
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	3,625	2,730,500
2.000%	01/01/32	246	233,726
2.000%	06/01/40	891	780,209
2.000%	10/01/40	1,345	1,163,891
2.000%	09/01/50	2,796	2,231,421
2.000%	03/01/51	1,471	1,170,884
2.000%	04/01/51	92	72,908
2.000%	05/01/51	1,500	1,193,464
2.000%	07/01/51	4,724	3,757,078
2.000%	09/01/51	406	325,530
2.500%	03/01/30	92	89,284
2.500%	10/01/32	261	249,583
2.500%	10/01/35	2,050	1,933,764
2.500%	01/01/51	1,335	1,119,278
2.500%	03/01/51	869	725,752
2.500%	04/01/51	6,972	5,822,964
2.500%	05/01/51	3,956	3,282,456
2.500%	08/01/51	407	338,746
2.500%	10/01/51	2,935	2,463,352
2.500%	12/01/51	2,825	2,348,959
2.500%	04/01/52	2,387	1,992,989
3.000%	10/01/28	53	51,862
3.000%	06/01/29	158	154,788
3.000%	03/01/32	242	234,984

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/37	146	$137,961
3.000%	01/01/43	338	305,965
3.000%	07/01/43	679	614,083
3.000%	09/01/46	1,938	1,723,683
3.000%	12/01/46	5,679	5,030,653
3.000%	01/01/47	1,736	1,544,134
3.000%	02/01/50	1,446	1,266,602
3.000%	03/01/51	1,335	1,157,289
3.000%	06/01/51	531	460,887
3.000%	07/01/51	880	763,519
3.000%	02/01/52	421	368,895
3.000%	06/01/52	2,687	2,326,008
3.500%	06/01/37	102	98,728
3.500%	03/01/42	159	149,269
3.500%	06/01/42	114	107,202
3.500%	01/01/47	285	263,377
3.500%	02/01/47	385	354,965
3.500%	03/01/48	4,072	3,749,041
3.500%	04/01/52	2,401	2,170,168
3.500%	09/01/52	4,877	4,392,832
4.000%	06/01/26	17	16,967
4.000%	09/01/26	9	9,033
4.000%	09/01/37	289	283,202
4.000%	10/01/39	262	253,711
4.000%	12/01/40	118	114,537
4.000%	10/01/41	95	92,029
4.000%	01/01/42	41	39,833
4.000%	10/01/45	130	123,840
4.000%	04/01/52	1,028	965,378
4.500%	09/01/39	78	77,830
4.500%	10/01/39	450	449,917
4.500%	12/01/39	150	149,518
4.500%	10/01/46	79	76,744
4.500%	12/01/47	336	327,252
4.500%	07/01/52	6,276	6,007,508
5.000%	05/01/34	7	6,957
5.000%	05/01/34	72	73,098
5.000%	08/01/35	7	7,510
5.000%	09/01/35	15	15,404
5.000%	10/01/36	13	12,786
5.000%	05/01/37	7	7,400
5.000%	07/01/37	140	142,192
5.000%	09/01/38	18	18,756
5.000%	09/01/38	19	19,581
5.000%	09/01/38	22	22,365
5.000%	02/01/39	7	7,495
5.000%	06/01/39	22	22,297
5.000%	05/01/40	4,024	4,053,832
5.000%	10/01/52	404	397,444
5.000%	11/01/52	1,261	1,241,710
5.000%	11/01/53	558	548,344
5.000%	10/01/54	2,630	2,578,622
5.000%	11/01/54	19,932	19,541,198
5.500%	02/01/34	10	10,523
5.500%	04/01/34	216	220,263
5.500%	06/01/34	28	28,266
5.500%	06/01/34	61	62,525
5.500%	05/01/37	17	17,995

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	02/01/38	136	$140,200
5.500%	05/01/38	25	26,078
5.500%	07/01/38	130	133,627
5.500%	02/01/53	12,644	12,670,583
5.500%	04/01/54	5,804	5,805,545
5.500%	04/01/55	4,001	4,001,874
5.500%	05/01/55	2,502	2,502,751
6.000%	03/01/32	67	69,844
6.000%	12/01/33	17	17,772
6.000%	07/01/36	2	1,708
6.000%	12/01/36	3	2,977
6.000%	05/01/37	4	4,395
6.000%	12/01/37	8	8,580
6.000%	01/01/38	2	1,540
6.000%	01/01/38	3	3,664
6.000%	01/01/38	81	84,594
6.000%	10/01/38	31	31,918
6.000%	08/01/39	14	14,722
6.000%	12/01/52	386	393,885
6.750%	03/15/31	455	519,847
7.000%	01/01/31	3	3,456
7.000%	06/01/31	2	1,922
7.000%	09/01/31	1	829
7.000%	10/01/31	13	13,258
7.000%	10/01/32	10	10,899
Federal National Mortgage Assoc.
1.500%	01/01/36	2,246	2,001,952
1.500%	02/01/42	405	333,280
1.500%	10/01/50	342	257,352
1.500%	11/01/50	3,681	2,772,686
1.500%	12/01/50	4,126	3,104,994
1.500%	01/01/51	1,791	1,347,925
1.500%	03/01/51	872	656,052
2.000%	03/01/31	920	878,260
2.000%	08/01/31	369	350,468
2.000%	01/01/32	1,933	1,833,688
2.000%	02/01/41	1,820	1,571,112
2.000%	05/01/41(k)	4,126	3,547,444
2.000%	08/01/50	987	782,006
2.000%	10/01/50	9,256	7,385,722
2.000%	12/01/50	36	28,529
2.000%	01/01/51	1,685	1,343,454
2.000%	02/01/51	12,965	10,324,531
2.000%	03/01/51	3,298	2,624,360
2.000%	04/01/51	3,467	2,758,258
2.000%	05/01/51(k)	22,238	17,691,558
2.000%	08/01/51	3,246	2,581,650
2.500%	TBA	1,500	1,243,456
2.500%	07/01/32	801	767,482
2.500%	08/01/32	884	848,715
2.500%	09/01/32	845	811,675
2.500%	07/01/35	2,935	2,808,632
2.500%	11/01/36	4,289	4,030,722
2.500%	10/01/37	851	797,376
2.500%	10/01/43	409	360,270
2.500%	12/01/46	757	645,191
2.500%	03/01/50	587	493,208
2.500%	08/01/50	2,563	2,148,375

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	12/01/50	252	$211,947
2.500%	12/01/50	3,222	2,691,982
2.500%	02/01/51	2,059	1,716,152
2.500%	02/01/51	2,537	2,112,705
2.500%	04/01/51	3,034	2,533,616
2.500%	08/01/51	799	664,389
2.500%	09/01/51	2,533	2,110,895
2.500%	10/01/51	876	728,071
2.500%	12/01/51	7,376	6,191,633
2.500%	02/01/52	396	332,246
2.500%	05/01/52	781	655,114
3.000%	02/01/27	126	124,125
3.000%	08/01/30	231	225,250
3.000%	05/01/35	2,184	2,093,555
3.000%	07/01/36	1,339	1,283,762
3.000%	11/01/36	621	587,566
3.000%	12/01/42	379	343,061
3.000%	12/01/42	498	450,326
3.000%	03/01/43	92	83,454
3.000%	11/01/46	94	83,147
3.000%	01/01/47	755	669,643
3.000%	02/01/47	540	478,670
3.000%	03/01/47	421	372,910
3.000%	11/01/49	412	360,690
3.000%	12/01/49	248	218,210
3.000%	12/01/49	357	312,785
3.000%	01/01/50	407	352,950
3.000%	02/01/50	358	314,804
3.000%	02/01/50	413	358,367
3.000%	02/01/50	4,447	3,895,636
3.000%	03/01/50	311	271,299
3.000%	05/01/51	715	619,025
3.000%	12/01/51	4,439	3,884,883
3.000%	12/01/51	14,326	12,546,349
3.000%	03/01/52	855	741,097
3.000%	03/01/52	1,549	1,352,601
3.000%	05/01/52	2,202	1,908,527
3.500%	07/01/31	159	156,845
3.500%	11/01/32	120	118,118
3.500%	02/01/33	245	241,899
3.500%	05/01/33	338	332,981
3.500%	06/01/39	237	223,362
3.500%	01/01/42	1,712	1,608,746
3.500%	05/01/42	831	779,914
3.500%	07/01/42	337	315,970
3.500%	08/01/42	125	116,967
3.500%	08/01/42	287	268,944
3.500%	09/01/42	358	335,750
3.500%	09/01/42	630	590,876
3.500%	11/01/42	178	166,770
3.500%	03/01/43	1,210	1,134,392
3.500%	04/01/43	193	181,377
3.500%	04/01/43	426	398,805
3.500%	07/01/43	90	84,088
3.500%	06/01/45	1,627	1,511,149
3.500%	07/01/46	207	190,842
3.500%	11/01/46	401	369,963
3.500%	09/01/47	388	357,083

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/48	4,023	$3,687,598
3.500%	05/01/48	367	335,607
3.500%	06/01/48	1,818	1,673,971
3.500%	02/01/52	4,419	4,009,094
3.500%	03/01/52	775	706,625
3.500%	06/01/52	395	356,989
4.000%	12/01/36	295	291,088
4.000%	10/01/41	965	932,024
4.000%	07/01/44	381	364,331
4.000%	09/01/44	605	578,448
4.000%	10/01/46	289	272,852
4.000%	06/01/47	268	254,270
4.000%	09/01/47	100	94,322
4.000%	11/01/47	320	303,509
4.000%	11/01/47	443	420,658
4.000%	12/01/47	1,373	1,302,792
4.000%	03/01/49	2,781	2,630,080
4.000%	01/01/50	1,200	1,133,480
4.000%	05/01/50	1,703	1,601,027
4.000%	05/01/52	799	744,057
4.000%	06/01/52	7,450	6,941,961
4.000%	07/01/52	2,688	2,515,681
4.000%	07/01/52	6,017	5,606,360
4.000%	09/01/52	986	918,478
4.000%	10/01/52	835	776,596
4.000%	12/01/52	6,060	5,645,576
4.500%	07/01/33	14	13,944
4.500%	08/01/33	4	4,309
4.500%	09/01/33	15	14,956
4.500%	10/01/33	34	34,017
4.500%	03/01/34	10	9,948
4.500%	01/01/35	1	845
4.500%	07/01/39	282	281,147
4.500%	08/01/39	193	192,676
4.500%	09/01/39	119	118,529
4.500%	12/01/39	2	1,843
4.500%	03/01/41	465	463,147
4.500%	06/01/50	583	562,995
4.500%	07/01/52	4,080	3,909,407
4.500%	08/01/52	1,141	1,093,197
4.500%	09/01/52	3,641	3,489,086
4.500%	12/01/52	1,827	1,751,167
4.500%	01/01/53	949	909,269
5.000%	03/01/34	71	71,852
5.000%	04/01/35	169	170,929
5.000%	06/01/35	41	41,835
5.000%	07/01/35	33	33,984
5.000%	07/01/35	45	45,761
5.000%	09/01/35	40	40,649
5.000%	11/01/35	45	45,407
5.000%	02/01/36	24	24,334
5.000%	06/01/49	396	395,127
5.000%	08/01/52	381	374,829
5.000%	09/01/52	398	392,010
5.000%	10/01/52	1,683	1,657,268
5.000%	02/01/53	14,278	14,041,349
5.000%	04/01/53	2,763	2,716,471
5.500%	TBA	3,000	2,999,314

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	02/01/33	33	$33,224
5.500%	08/01/33	75	76,723
5.500%	10/01/33	22	22,444
5.500%	12/01/33	17	17,745
5.500%	12/01/34	46	47,321
5.500%	10/01/35	99	100,890
5.500%	04/01/36	38	39,603
5.500%	01/01/37	25	26,089
5.500%	04/01/37	11	11,836
5.500%	05/01/37	72	74,512
5.500%	08/01/37	83	85,627
5.500%	04/01/53	882	883,045
5.500%	09/01/53	524	525,049
5.500%	11/01/53	673	673,633
5.500%	07/01/55	3,502	3,502,825
6.000%	10/01/33	73	74,309
6.000%	11/01/33	3	3,512
6.000%	11/01/33	5	5,334
6.000%	01/01/34	130	135,547
6.000%	02/01/34	33	34,583
6.000%	03/01/34	1	719
6.000%	03/01/34	9	8,835
6.000%	01/01/35	15	15,300
6.000%	01/01/35	37	37,522
6.000%	02/01/35	1	811
6.000%	02/01/35	60	61,479
6.000%	02/01/35	79	81,644
6.000%	04/01/35	6	6,001
6.000%	05/01/36	10	9,852
6.000%	06/01/36	10	10,571
6.000%	02/01/37	26	27,776
6.000%	06/01/37	10	10,059
6.000%	05/01/38	66	68,690
6.000%	01/01/53	5,484	5,589,737
6.000%	09/01/53	2,071	2,108,129
6.500%	09/01/32	1	647
6.500%	09/01/32	7	7,204
6.500%	09/01/32	9	9,194
6.500%	09/01/32	15	15,388
6.500%	10/01/32	15	15,528
6.500%	04/01/33	18	18,797
6.500%	11/01/33	15	15,611
6.500%	01/01/34	7	6,920
6.500%	09/01/34	22	22,755
6.500%	09/01/36	69	72,607
6.500%	10/01/36	9	9,629
6.500%	01/01/37	31	32,190
6.500%	01/01/37	37	38,239
6.500%	09/01/37	7	7,042
6.625%	11/15/30(k)	945	1,067,942
7.000%	02/01/32	5	5,153
7.000%	05/01/32	5	5,792
7.000%	06/01/32	5	5,323
7.000%	07/01/32	11	11,471
7.125%	01/15/30(kk)	3,600	4,090,328
Government National Mortgage Assoc.
2.000%	10/20/50	6,053	4,930,229
2.000%	01/20/51	4,039	3,290,374

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/20/51	1,259	$1,025,370
2.000%	07/20/51	1,377	1,121,381
2.500%	03/20/43	277	241,002
2.500%	12/20/46	256	223,029
2.500%	09/20/50	512	435,960
2.500%	10/20/50	2,343	1,994,223
2.500%	11/20/50	1,786	1,520,125
2.500%	02/20/51	3,525	2,997,598
2.500%	05/20/51	11,213	9,535,314
3.000%	03/15/45	254	226,323
3.000%	11/20/45	323	289,787
3.000%	03/20/46	1,879	1,687,281
3.000%	07/20/46	1,226	1,100,600
3.000%	02/20/47	627	562,030
3.000%	12/20/49	123	109,363
3.000%	01/20/50	1,090	969,344
3.000%	06/20/51	290	256,948
3.000%	10/20/51	3,837	3,397,966
3.000%	11/20/51	1,121	992,344
3.000%	12/20/51	1,293	1,144,031
3.500%	12/20/42	626	585,576
3.500%	05/20/43	128	119,857
3.500%	03/20/45	392	365,235
3.500%	04/20/45	527	490,325
3.500%	07/20/46	1,815	1,687,679
3.500%	04/20/47	1,814	1,678,905
3.500%	06/20/49	2,752	2,511,338
3.500%	08/20/49	1,300	1,189,117
3.500%	03/20/50	1,831	1,678,334
3.500%	06/20/50	256	233,917
3.500%	08/20/50	281	256,533
3.500%	01/20/51	3,653	3,345,400
3.500%	04/20/51	846	774,509
3.500%	01/20/52	2,717	2,481,135
3.500%	02/20/52	5,055	4,616,393
4.000%	06/15/40	52	48,795
4.000%	05/20/41	93	88,874
4.000%	12/20/42	237	227,056
4.000%	08/20/44	86	81,411
4.000%	11/20/45	411	390,012
4.000%	12/20/45	453	429,727
4.000%	11/20/46	97	91,667
4.000%	09/20/47	1,245	1,173,140
4.000%	04/20/48	852	801,312
4.000%	02/20/49	692	651,956
4.000%	04/20/49	5,235	4,968,615
4.000%	01/20/50	1,359	1,277,769
4.000%	02/20/50	932	876,314
4.000%	07/20/50	1,515	1,424,195
4.000%	06/20/52	1,711	1,598,446
4.000%	08/20/52	1,790	1,672,491
4.500%	04/15/40	167	163,407
4.500%	01/20/41	433	429,716
4.500%	02/20/41	260	258,387
4.500%	06/20/44	282	276,560
4.500%	09/20/46	147	144,224
4.500%	11/20/46	263	257,038
4.500%	03/20/47	207	202,368

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/20/48	211	$206,269
4.500%	06/20/48	273	266,429
4.500%	08/20/48	906	882,234
4.500%	10/20/52	3,913	3,778,737
5.000%	10/20/37	54	54,883
5.000%	04/20/45	273	274,247
5.000%	03/20/53	1,951	1,926,984
5.000%	12/20/54	634	622,974
5.500%	11/15/32	12	12,786
5.500%	02/15/33	17	17,246
5.500%	08/15/33	37	37,361
5.500%	08/15/33	52	53,483
5.500%	09/15/33	27	27,076
5.500%	10/15/33	27	27,171
5.500%	12/15/33	3	2,635
5.500%	04/15/34	100	102,939
5.500%	07/15/35	23	23,358
5.500%	02/15/36	66	67,748
5.500%	12/20/52	2,638	2,664,182
5.500%	05/20/53	1,965	1,977,732
6.000%	TBA	10,000	10,134,745
6.000%	02/15/33	1	1,172
6.000%	04/15/33	10	9,732
6.000%	09/15/33	6	6,661
6.000%	12/15/33	15	15,059
6.000%	12/15/33	40	41,268
6.000%	01/15/34	8	8,161
6.000%	01/15/34	11	11,342
6.000%	06/20/34	25	26,374
6.000%	07/15/34	56	58,654
6.000%	10/15/34	65	67,165
6.000%	06/20/54	3,688	3,752,818
6.000%	07/20/54	3,554	3,613,395
6.000%	08/20/54	3,500	3,556,452
6.500%	12/15/30	1	1,485
6.500%	01/15/32	7	6,923
6.500%	02/15/32	5	4,990
6.500%	07/15/32	11	11,209
6.500%	08/15/32	3	2,649
6.500%	08/15/32	5	5,287
6.500%	08/15/32	14	14,397
6.500%	08/15/32	73	75,183
6.500%	06/15/35	10	10,622
6.500%	07/15/35	5	5,194
7.000%	TBA	1,000	1,031,217
7.000%	06/20/54	4,080	4,213,734
7.000%	07/20/54	2,230	2,303,477
7.000%	08/20/54	1,101	1,136,949
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	450	386,297
5.250%	02/01/55	2,280	2,218,097
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	140	90,755

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $514,802,473)			492,819,810

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
1.625%	11/15/50	1,070	$563,924
3.250%	05/15/42(h)	6,045	5,000,349
4.750%	05/15/55	290	288,414
U.S. Treasury Notes
3.250%	06/30/27	8,155	8,081,732
4.500%	12/31/31(h)	7,040	7,260,000
4.625%	06/15/27	9,140	9,292,095
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44	3,095	1,182,982
3.364%(s)	11/15/41(k)	13,850	6,180,107
4.728%(s)	11/15/43	426	169,550
4.928%(s)	11/15/45	235	84,467
5.331%(s)	02/15/40	405	200,197

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,844,896)			38,303,817

TOTAL LONG-TERM INVESTMENTS (cost $3,543,436,800)			4,777,622,853

		Shares
SHORT-TERM INVESTMENTS — 6.3%
AFFILIATED MUTUAL FUNDS — 6.3%
PGIM Core Ultra Short Bond Fund(wb)		270,341,916	270,341,916
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $47,818,296; includes $47,619,862 of cash collateral for securities on loan)(b)(wb)		47,922,058	47,888,513

TOTAL AFFILIATED MUTUAL FUNDS (cost $318,160,212)			318,230,429

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
4.269%	09/18/25	50	49,537

(cost $49,537)

OPTIONS PURCHASED*~ — 0.0%
(cost $125)			3,348

TOTAL SHORT-TERM INVESTMENTS (cost $318,209,874)			318,283,314

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.9% (cost $3,861,646,674)			5,095,906,167

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.0)%
(premiums received $5,835)	$(5,351)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.9% (cost $3,861,640,839)	5,095,900,816
Liabilities in excess of other assets(z) — (0.9)%	(43,079,093)

NET ASSETS — 100.0%	$5,052,821,723

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $647,797 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,219,765; cash collateral of $47,619,862 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/14/25	$(1,000)	$(791,388)
Federal National Mortgage Assoc.	2.500%	TBA	08/13/25	(1,500)	(1,243,808)
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	(14,500)	(13,481,039)
Federal National Mortgage Assoc.	4.000%	TBA	08/13/25	(7,000)	(6,507,267)
Federal National Mortgage Assoc.	4.500%	TBA	08/13/25	(3,500)	(3,346,381)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/25	(4,500)	(4,407,441)
Federal National Mortgage Assoc.	6.000%	TBA	08/13/25	(1,000)	(1,015,224)
Government National Mortgage Assoc.	3.000%	TBA	07/21/25	(7,500)	(6,632,695)
Government National Mortgage Assoc.	5.500%	TBA	07/21/25	(3,000)	(3,003,937)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $39,938,574)					$(40,429,180)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	6	15	$37
(cost $84)

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%	350	$3,311
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	350	—

Total OTC Swaptions (cost $41)								$3,311

Total Options Purchased (cost $125)								$3,348

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	3	8	$(1,875)
3 Month SOFR	Put	12/12/25	$96.25	3	8	(1,275)

Total Exchange Traded (premiums received $5,835)						$(3,150)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/4.450%	3.21%(A)	700	$(2,201)

(premiums received $0)

Total Options Written (premiums received $5,835)								$(5,351)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
297	2 Year U.S. Treasury Notes	Sep. 2025	$61,782,961	$274,038
453	5 Year U.S. Treasury Notes	Sep. 2025	49,377,000	339,858
441	10 Year U.S. Treasury Notes	Sep. 2025	49,447,125	607,061
232	10 Year U.S. Ultra Treasury Notes	Sep. 2025	26,509,626	451,186
1,002	20 Year U.S. Treasury Bonds	Sep. 2025	115,699,688	3,385,162
401	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	47,769,125	1,722,153
3	Mini MSCI EAFE Index	Sep. 2025	402,255	3,043
1	S&P 500 E-Mini Index	Sep. 2025	312,688	11,052

				6,793,553

Short Positions:
7	5 Year Euro-Bobl	Sep. 2025	970,348	2,696
2	10 Year Euro-Bund	Sep. 2025	306,620	1,588

				4,284

				$6,797,837

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	CITI	GBP	7,278	$9,894,585	$9,990,193	$95,608	$—
Euro,
Expiring 07/02/25	BNP	EUR	1,145	1,324,715	1,348,930	24,215	—
Expiring 07/02/25	MSI	EUR	68,325	79,311,518	80,493,867	1,182,349	—

				$90,530,818	$91,832,990	1,302,172	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	HSBC	GBP	7,278	$9,826,680	$9,990,193	$—	$(163,513)
Expiring 08/04/25	CITI	GBP	7,278	9,895,980	9,991,866	—	(95,886)
Euro,
Expiring 07/02/25	BNY	EUR	63,489	72,000,105	74,796,984	—	(2,796,879)
Expiring 07/02/25	HSBC	EUR	5,981	6,840,922	7,045,813	—	(204,891)
Expiring 08/04/25	MSI	EUR	68,325	79,485,849	80,678,855	—	(1,193,006)
Expiring 08/04/25	MSI	EUR	7,967	9,362,283	9,407,392	—	(45,109)

				$187,411,819	$191,911,103	—	(4,499,284)

						$1,302,172	$(4,499,284)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(24,161)	$48,521	$(72,682)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(24,161)	47,328	(71,489)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(24,161)	53,240	(77,401)	BARC

				$(72,483)	$149,089	$(221,572)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	2,000	0.239%	$7,802	$6,778	$1,024	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	2,000	0.252%	7,680	6,871	809	GSI
Hellenic Republic	06/20/27	1.000%(Q)	435	0.192%	6,867	5,982	885	BARC
Hellenic Republic	12/20/27	1.000%(Q)	325	0.251%	5,895	5,081	814	BARC
Kingdom of Norway	12/20/25	—%(Q)	4,390	0.042%	(868)	(1,024)	156	BARC
Morgan Stanley	12/20/25	1.000%(Q)	2,000	0.241%	7,781	6,778	1,003	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	830	0.223%	6,446	5,803	643	GSI

					$41,603	$36,269	$5,334

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	26,842	$(533,811)	$(602,687)	$(68,876)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
29,210	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	$—	$(65,319)	$(65,319)
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(112,452)	(112,452)
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	416	(28,419)	(28,835)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	1,225,614	1,205,472	(20,142)

				$1,226,030	$999,282	$(226,748)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.910%	JPM	09/19/25	(7,357)	$(30,221)	$—	$(30,221)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Total return swap agreements outstanding at June 30, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	07/15/25	20,385	$226,172	$—	$226,172
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 4.490%	GSI	07/24/25	17,470	(37,848)	—	(37,848)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	07/24/25	17,675	(73,167)	—	(73,167)

					$84,936	$—	$84,936

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$186,382	$(1,024)	$231,506	$(362,808)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$884,663
GS	—	49,537
JPS	—	9,019,191

Total	$—	$9,953,391

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$3,058,920,348	$30,338,191	$—	**
Preferred Stocks	647,240	181,339	—
Unaffiliated Exchange-Traded Fund	52,561	—	—
Asset-Backed Securities
Automobiles	—	86,817,729	—
Collateralized Loan Obligations	—	239,672,154	—

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Consumer Loans	$—	$19,676,152	$—
Credit Cards	—	10,352,967	—
Equipment	—	5,651,074	—
Home Equity Loans	—	9,313,727	—
Other	—	693,718	—
Residential Mortgage-Backed Securities	—	—	647,797
Student Loans	—	3,825,659	—
Commercial Mortgage-Backed Securities	—	203,788,853	—
Corporate Bonds	—	489,615,514	—
Municipal Bonds	—	8,857,114	—
Residential Mortgage-Backed Securities	—	60,462,023	—
Sovereign Bonds	—	16,985,066	—
U.S. Government Agency Obligations	—	492,819,810	—
U.S. Treasury Obligations	—	38,303,817	—
Short-Term Investments
Affiliated Mutual Funds	318,230,429	—	—
U.S. Treasury Obligation	—	49,537	—
Options Purchased	37	3,311	—

Total	$3,377,850,615	$1,717,407,755	$647,797

Liabilities
Options Written	$(3,150)	$(2,201)	$—

Other Financial Instruments*
Assets
Futures Contracts	$6,797,837	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,302,172	—
OTC Credit Default Swap Agreements	—	42,471	—
OTC Total Return Swap Agreement	—	226,172	—

Total	$6,797,837	$1,570,815	$—

Liabilities
Forward Commitment Contracts	$—	$(40,429,180)	$—
OTC Forward Foreign Currency Exchange Contracts	—	(4,499,284)	—
Centrally Cleared Credit Default Swap Agreement	—	(68,876)	—
OTC Credit Default Swap Agreements	—	(73,351)	—
Centrally Cleared Interest Rate Swap Agreements	—	(226,748)	—
OTC Total Return Swap Agreements	—	(141,236)	—

Total	$—	$(45,438,675)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

U.S. Government Agency Obligations	9.8%
Semiconductors & Semiconductor Equipment	7.7
Software	7.1
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	6.3
Collateralized Loan Obligations	4.8

Banks	4.6%
Commercial Mortgage-Backed Securities	4.0
Interactive Media & Services	4.0
Technology Hardware, Storage & Peripherals	3.7
Automobiles	2.9
Financial Services	2.6

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Broadline Retail	2.3%
Capital Markets	2.1
Pharmaceuticals	2.1
Oil, Gas & Consumable Fuels	1.8
Aerospace & Defense	1.7
Insurance	1.6
Health Care Equipment & Supplies	1.3
Hotels, Restaurants & Leisure	1.3
Residential Mortgage-Backed Securities	1.2
Health Care Providers & Services	1.2
Specialty Retail	1.1
Consumer Staples Distribution & Retail	1.1
Biotechnology	1.1
Entertainment	1.0
Electric	1.0
Machinery	0.8
Electric Utilities	0.8
Chemicals	0.8
IT Services	0.8
U.S. Treasury Obligations	0.8
Pipelines	0.7
Ground Transportation	0.7
Telecommunications	0.7
Communications Equipment	0.7
Electrical Equipment	0.7
Specialized REITs	0.7
Beverages	0.6
Tobacco	0.6
Household Products	0.6
Oil & Gas	0.6
Media	0.5
Food Products	0.5
Diversified Telecommunication Services	0.5
Building Products	0.5
Real Estate Investment Trusts (REITs)	0.4
Consumer Loans	0.4
Consumer Finance	0.4
Auto Manufacturers	0.4
Professional Services	0.4
Electronic Equipment, Instruments & Components	0.4
Life Sciences Tools & Services	0.4
Agriculture	0.4
Healthcare-Services	0.4
Multi-Utilities	0.3
Metals & Mining	0.3
Sovereign Bonds	0.3
Diversified Financial Services	0.3
Trading Companies & Distributors	0.2
Foods	0.2
Commercial Services & Supplies	0.2
Air Freight & Logistics	0.2
Wireless Telecommunication Services	0.2
Credit Cards	0.2
Home Equity Loans	0.2
Municipal Bonds	0.2
Real Estate Management & Development	0.2

Independent Power & Renewable Electricity Producers	0.2%
Health Care REITs	0.2
Mining	0.2
Industrial Conglomerates	0.2
Textiles, Apparel & Luxury Goods	0.1
Packaging & Containers	0.1
Commercial Services	0.1
Water Utilities	0.1
Equipment	0.1
Building Materials	0.1
Gas	0.1
Semiconductors	0.1
Student Loans	0.1
Industrial REITs	0.1
Airlines	0.1
Automobile Components	0.1
Residential REITs	0.1
Engineering & Construction	0.1
Lodging	0.1
Household Durables	0.0	*
Retail REITs	0.0	*
Leisure Products	0.0	*
Retail	0.0	*
Office/Business Equipment	0.0	*
Gas Utilities	0.0	*
Transportation	0.0	*
Office REITs	0.0	*
Multi-National	0.0	*
Iron/Steel	0.0	*
Construction Materials	0.0	*
Home Builders	0.0	*
Containers & Packaging	0.0	*
Other	0.0	*
Healthcare-Products	0.0	*
Apparel	0.0	*
Holding Companies-Diversified	0.0	*
Construction & Engineering	0.0	*
Housewares	0.0	*
Personal Care Products	0.0	*
Passenger Airlines	0.0	*
Marine Transportation	0.0	*
Home Furnishings	0.0	*
Diversified REITs	0.0	*
Health Care Technology	0.0	*
Unaffiliated Exchange-Traded Fund	0.0	*
Machinery-Diversified	0.0	*
Environmental Control	0.0	*
Computers	0.0	*
Options Purchased	0.0	*

	100.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$68,876	*
Credit contracts	Premiums paid for OTC swap agreements	186,382		Premiums received for OTC swap agreements	1,024
Credit contracts	Unrealized appreciation on OTC swap agreements	5,334		Unrealized depreciation on OTC swap agreements	221,572
Equity contracts	Due from/to broker-variation margin futures	14,095	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,302,172		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,499,284
Interest rate contracts	Due from/to broker-variation margin futures	6,783,742	*	—	—
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	226,748	*
Interest rate contracts	Unaffiliated investments	3,348		Options written outstanding, at value	5,351
Interest rate contracts	Unrealized appreciation on OTC swap agreements	226,172		Unrealized depreciation on OTC swap agreements	141,236

		$8,521,245			$5,164,091

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(138,534)
Equity contracts	—	—	393,366	—	—
Foreign exchange contracts	—	—	—	(5,412,094)	—
Interest rate contracts	(25,820)	14,955	(5,105,210)	—	(9,966,147)

Total	$(25,820)	$14,955	$(4,711,844)	$(5,412,094)	$(10,104,681)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ —	$ —	$ —	$6,964
Equity contracts	—	—	86,946	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$ —	$ —	$ —	$(3,604,899)	$ —
Interest rate contracts	16,649	13,360	9,540,144	—	8,964,569

Total.	$16,649	$13,360	$9,627,090	$(3,604,899)	$8,971,533

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 13,118
Options Written (2)	28,680,000
Futures Contracts - Long Positions (2)	304,277,465
Futures Contracts - Short Positions (2)	13,325,832
Forward Foreign Currency Exchange Contracts - Purchased (3)	53,012,340
Forward Foreign Currency Exchange Contracts - Sold (3)	128,359,048
Interest Rate Swap Agreements (2)	131,350,667
Credit Default Swap Agreements - Buy Protection (2)	24,312,249
Credit Default Swap Agreements - Sell Protection (2)	25,699,617
Total Return Swap Agreements (2)	101,794,557

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$46,219,765	$(46,219,765)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$162,007	$(222,596)	$(60,589)	$—	$(60,589)
BNP	24,215	—	24,215	—	24,215
BNY	—	(2,796,879)	(2,796,879)	2,563,410	(233,469)
CITI	95,608	(95,886)	(278)	—	(278)
DB	3,311	(2,201)	1,110	—	1,110
GSI	29,709	(37,848)	(8,139)	8,139	—
HSBC	—	(368,404)	(368,404)	—	(368,404)
JPM	226,172	(103,388)	122,784	—	122,784
MSI	1,182,349	(1,238,115)	(55,766)	—	(55,766)

	$1,723,371	$(4,865,317)	$(3,141,946)	$2,571,549	$(570,397)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $46,219,765:
Unaffiliated investments (cost $3,543,486,462)	$4,777,675,738
Affiliated investments (cost $318,160,212)	318,230,429
Cash	4,062
Foreign currency, at value (cost $372,269)	376,926
Receivable for investments sold	196,441,661
Dividends and interest receivable	13,376,149
Due from broker-variation margin futures	1,827,045
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,302,172
Tax reclaim receivable	565,755
Unrealized appreciation on OTC swap agreements	231,506
Premiums paid for OTC swap agreements	186,382
Receivable for Portfolio shares sold	5,535
Receivable from affiliate	883
Prepaid expenses and other assets	511,793

Total Assets	5,310,736,036

LIABILITIES
Payable for investments purchased	160,483,860
Payable to broker for collateral for securities on loan	47,619,862
Forward commitment contracts, at value (proceeds receivable $39,938,574)	40,429,180
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,499,284
Management fee payable	2,437,580
Payable for Portfolio shares purchased	1,464,390
Accrued expenses and other liabilities	457,604
Unrealized depreciation on OTC swap agreements	362,808
Payable to affiliate	85,134
Distribution fee payable	37,683
Due to broker-variation margin swaps	29,038
Options written outstanding, at value (premiums received $5,835)	5,351
Affiliated transfer agent fee payable	1,515
Premiums received for OTC swap agreements	1,024

Total Liabilities	257,914,313

NET ASSETS	$5,052,821,723

Net assets were comprised of:
Partners’ Equity	$5,052,821,723

Class I:
Net asset value and redemption price per share, $4,868,019,588 / 90,498,169 outstanding shares of beneficial interest	$53.79

Class III:
Net asset value and redemption price per share, $184,802,135 / 3,471,115 outstanding shares of beneficial interest.	$53.24

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$38,226,611
Unaffiliated dividend income (net of $35,585 foreign withholding tax, of which $8,523 is reimbursable by an affiliate)	20,607,223
Affiliated dividend income	6,435,715
Income from securities lending, net (including affiliated income of $30,211)	30,378

Total income	65,299,927

EXPENSES
Management fee.	14,567,355
Distribution fee—Class III	237,682
Custodian and accounting fees	190,338
Shareholders’ reports	87,870
Trustees’ fees	43,241
Audit fee	43,051
Professional fees	39,742
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	81,293

Total expenses	15,296,494
Less: Fee waivers and/or expense reimbursement	(5,880)

Net expenses	15,290,614

NET INVESTMENT INCOME (LOSS)	50,009,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,359)	97,658,558
Futures transactions	(4,711,844)
Forward currency contract transactions	(5,412,094)
Options written transactions	14,955
Swap agreements transactions	(10,104,681)
Foreign currency transactions	(657,191)

76,787,703

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,684))	91,954,666
Futures	9,627,090
Forward currency contracts	(3,604,899)
Options written	13,360
Swap agreements	8,971,533
Foreign currencies	102,170

107,063,920

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	183,851,623

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$233,860,936

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$50,009,313	$102,330,998
Net realized gain (loss) on investment and foreign currency transactions	76,787,703	384,728,548
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	107,063,920	213,672,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	233,860,936	700,731,844

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	3,907,635	8,433,238
Portfolio shares purchased	(189,250,335)	(352,398,300)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(185,342,700)	(343,965,062)

TOTAL INCREASE (DECREASE)	48,518,236	356,766,782
NET ASSETS:
Beginning of period	5,004,303,487	4,647,536,705

End of period.	$5,052,821,723	$5,004,303,487

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period.	$51.29		$44.40	$37.65	$44.14	$37.61	$34.32

Income (Loss) From Investment Operations:
Net investment income (loss)	0.52		1.02	0.90	0.62	0.49	0.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98		5.87	5.85	(7.11)	6.04	2.73

Total from investment operations	2.50		6.89	6.75	(6.49)	6.53	3.29

Net Asset Value, end of period	$53.79		$51.29	$44.40	$37.65	$44.14	$37.61

Total Return(b)	4.87%		15.52%	17.93%	(14.70)%	17.36%	9.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,868		$4,797	$4,428	$3,994	$4,968	$4,479
Average net assets (in millions)	$4,704		$4,688	$4,175	$4,335	$4,766	$4,171
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62	%(d)	0.62%	0.61%	0.62%	0.61%	0.62%
Expenses before waivers and/or expense reimbursement	0.62	%(d)	0.63%	0.62%	0.62%	0.61%	0.62%
Net investment income (loss)	2.07	%(d)	2.10%	2.21%	1.55%	1.18%	1.64%
Portfolio turnover rate(e)(f)	61%		114%	149%	139%	119%	120%

Class III
	Six Months Ended June 30,		Year Ended December 31,			April 26, 2021(g) through December 31,
	2025		2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.83		$44.11	$37.49	$44.06	$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.46		0.89	0.81	0.55	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.95		5.83	5.81	(7.12)	3.07

Total from investment operations	2.41		6.72	6.62	(6.57)	3.33

Net Asset Value, end of period	$53.24		$50.83	$44.11	$37.49	$44.06

Total Return(b)	4.74%		15.23%	17.66%	(14.91)%	8.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$185		$207	$219	$4	$2
Average net assets (in millions)	$192		$217	$188	$3	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87	%(d)	0.87%	0.86%	0.87%	0.86	%(h)
Expenses before waivers and/or expense reimbursement	0.87	%(d)	0.88%	0.87%	0.87%	0.86	%(h)
Net investment income (loss)	1.82	%(d)	1.85%	1.98%	1.39%	0.86	%(h)
Portfolio turnover rate(e)(f)	61%		114%	149%	139%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 62.0%
Banco Bilbao Vizcaya Argentaria
4.39%, dated 06/30/25, due 07/01/25 in the amount of $100,012,194 collateralized by U.S. Treasury Securities (coupon rates 1.875%-5.000%, maturity dates 09/30/25-07/15/34) with the aggregate value, including accrued interest, of $102,012,481		100,000	$100,000,000
Bank of Nova Scotia
4.4%, dated 06/30/25, due 07/01/25 in the amount of $115,014,056 collateralized by FHLMC (coupon rate 5.000%, maturity date 04/01/53) and U.S. Treasury Securities (coupon rate 5.000%, maturity date 05/15/45) with the aggregate value, including accrued interest, of $117,314,346		115,000	115,000,000
Clear Street LLC
4.44%, dated 06/30/25, due 07/01/25 in the amount of $82,010,113 collateralized by FFCSB (coupon rate 5.470%, maturity date 08/14/34), FHLMC (coupon rates 4.500%-6.500%, maturity dates 11/01/52-07/01/55), FNMA (coupon rates 4.500%-7.000%, maturity dates 09/01/52-04/01/55) and U.S. Treasury Securities (coupon rate 4.000%, maturity date 11/15/52) with the aggregate value, including accrued interest, of $83,650,328		82,000	82,000,000
Credit Agricole Corporate & Investment Bank
4.33%, dated 06/20/25, due 08/01/25 in the amount of $15,075,775 collateralized by U.S. Treasury Securities (coupon rate 3.500%, maturity date 01/31/28) with the aggregate value, including accrued interest, of $15,300,024		15,000	15,000,000
4.33%, dated 06/23/25, due 07/23/25 in the amount of $50,180,417 collateralized by U.S. Treasury Securities (coupon rate 2.250%, maturity date 02/15/27) with the aggregate value, including accrued interest, of $51,000,043		50,000	50,000,000
ING Financial Markets LLC
4.4%, dated 06/30/25, due 07/01/25 in the amount of $75,009,167 collateralized by FNMA (coupon rates 3.500%-4.000%, maturity dates 09/01/47-06/01/52) with the aggregate value, including accrued interest, of $76,500,000		75,000	75,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Natixis
4.33%, dated 06/20/25, due 07/31/25 in the amount of $100,493,139 collateralized by FHLMC (coupon rates 3.850%-7.000%, maturity dates 02/01/50-06/01/55), FNMA (coupon rates 3.500%-7.000%, maturity dates 12/01/45-06/01/55) and U.S. Treasury Securities (coupon rates 1.250%-4.250%, maturity dates 11/30/26-08/31/29) with the aggregate value, including accrued interest, of $102,000,044		100,000	$100,000,000
NatWest Markets Securities, Inc.
4.33%, dated 06/24/25, due 07/01/25 in the amount of $80,067,356 collateralized by U.S. Treasury Securities (coupon rates 3.750%-4.125%, maturity dates 03/31/29-06/30/30) with the aggregate value, including accrued interest, of $81,668,749		80,000	80,000,000
4.39%, dated 06/30/25, due 07/01/25 in the amount of $45,005,488 collateralized by U.S. Treasury Securities (coupon rates 3.875%-4.125%, maturity dates 11/30/29-08/15/34) with the aggregate value, including accrued interest, of $45,905,627		45,000	45,000,000
RBC Dominion Securities, Inc.
4.4%, dated 06/30/25, due 07/01/25 in the amount of $36,382,446 collateralized by FHLMC (coupon rates 3.500%-5.000%, maturity dates 01/01/35-01/01/55) and FNMA (coupon rates 3.000%-6.000%, maturity dates 04/01/50-06/01/55) with the aggregate value, including accrued interest, of $37,105,560		36,378	36,378,000
SMBC Nikko Securities America, Inc.
4.4%, dated 06/30/25, due 07/01/25 in the amount of $25,003,056 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 10/01/51-06/01/55), FNMA (coupon rates 4.000%-6.000%, maturity dates 08/01/52-06/01/55) and U.S. Treasury Securities (coupon rates 2.750%-3.375%, maturity dates 09/15/27-08/15/32) with the aggregate value, including accrued interest, of $25,503,117		25,000	25,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
TD Securities (USA) LLC
4.41%, dated 06/30/25, due 07/01/25 in the amount of $65,007,963 collateralized by U.S. Treasury Securities (coupon rates 2.750%-4.500%, maturity dates 03/31/26-11/30/28) with the aggregate value, including accrued interest, of $66,300,014		65,000	$65,000,000
Wells Fargo Securities LLC
4.31%, dated 06/24/25, due 07/01/25 in the amount of $60,050,283 collateralized by FNMA (coupon rates 2.000%-6.500%, maturity dates 05/01/33-06/01/55) with the aggregate value, including accrued interest, of $61,251,289		60,000	60,000,000
4.4%, dated 06/30/25, due 07/01/25 in the amount of $60,007,333 collateralized by GNMA (coupon rates 3.000%-6.000%, maturity dates 11/20/43-04/20/54) with the aggregate value, including accrued interest, of $61,207,480		60,000	60,000,000

TOTAL REPURCHASE AGREEMENTS (cost $908,378,000)			908,378,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.0%
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
4.430%(c)	07/02/25	8,000	8,000,000
4.430%(c)	07/29/25	7,500	7,500,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
4.435%(c)	07/23/25	8,000	8,000,000
4.435%(c)	06/18/26	10,000	10,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.450%(c)	07/02/26	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.450%(c)	08/26/25	9,000	9,000,000
4.450%(c)	10/05/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
4.455%(c)	08/28/25	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
4.460%(c)	08/12/26	2,500	2,500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
4.470%(c)	11/21/25	7,500	7,500,000
4.470%(c)	01/08/26	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
4.475%(c)	12/29/25	8,000	8,000,000
4.475%(c)	03/20/26	2,500	2,500,000
4.475%(c)	05/15/26	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.480%(c)	08/26/25	8,000	8,000,489
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.490%(c)	02/25/26	9,000	8,999,973
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
4.495%(c)	01/08/26	7,000	7,000,839
4.495%(c)	02/23/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
4.510%(c)	05/08/26	5,000	5,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)
4.545%(c)	09/05/25	8,000	$8,001,186
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)
4.445%(c)	12/26/25	12,000	12,000,658
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
4.400%(c)	09/10/25	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.440%(c)	08/08/25	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.450%(c)	08/19/25	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.480%(c)	07/24/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.490%(c)	02/13/26	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)
4.505%(c)	07/10/25	11,000	11,000,000
Federal Home Loan Bank, SOFR + 0.140% (Cap N/A, Floor 0.000%)
4.530%(c)	07/16/26	6,750	6,750,180
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.480%(c)	01/26/26	15,750	15,751,235
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.490%(c)	02/09/26	8,000	8,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $220,504,560)			220,504,560

U.S. TREASURY OBLIGATIONS — 23.0%
U.S. Treasury Bills
4.181%(n)	09/18/25	23,000	22,793,360
4.186%(n)	11/06/25	7,000	6,897,980
4.187%(n)	09/04/25	11,000	10,918,559
4.187%(n)	09/11/25	11,000	10,909,789
4.227%(n)	08/28/25	7,000	6,953,304
4.233%(n)	07/10/25	16,000	15,983,288
4.240%(n)	07/15/25	15,000	14,975,611
4.240%(n)	07/22/25	27,000	26,934,150
4.243%(n)	10/30/25	16,000	15,779,141
4.253%(n)	08/05/25	12,000	11,951,058
4.254%(n)	10/28/25	23,000	22,681,249
4.257%(n)	07/17/25	11,000	10,979,611
4.269%(n)	08/26/25	13,000	12,914,864
4.290%(n)	10/14/25	13,000	12,839,556
4.295%(n)	10/21/25	17,000	16,776,016
4.313%(n)	08/21/25	7,400	7,355,755
4.346%(n)	08/12/25	20,000	19,899,723
4.418%(n)	08/07/25	22,500	22,398,368
4.468%(n)	08/19/25	25,500	25,345,984
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)
4.431%(c)	04/30/26	12,000	12,005,407
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.170% (Cap N/A, Floor 0.000%)
4.451%(c)	10/31/25	7,000	7,001,370
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)
4.463%(c)	07/31/26	11,000	11,010,362

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.245% (Cap N/A, Floor 0.000%)
4.526%(c)	01/31/26	12,000	$12,012,596

TOTAL U.S. TREASURY OBLIGATIONS (cost $337,317,101)			337,317,101

TOTAL INVESTMENTS—100.0% (cost $1,466,199,661)			1,466,199,661
Other assets in excess of liabilities — 0.0%			423,081

NET ASSETS — 100.0%			$1,466,622,742

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$908,378,000	$—
U.S. Government Agency Obligations	—	220,504,560	—
U.S. Treasury Obligations	45,329,037	291,988,064	—

Total	$45,329,037	$1,420,870,624	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Repurchase Agreements	62.0%
U.S. Treasury Obligations	23.0
U.S. Government Agency Obligations	15.0

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Bilbao Vizcaya Argentaria	$100,000,000	$(100,000,000)	$—
Repurchase Agreement	Bank of Nova Scotia	115,000,000	(115,000,000)	—
Repurchase Agreement	Clear Street LLC	82,000,000	(82,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	65,000,000	(65,000,000)	—
Repurchase Agreement	ING Financial Markets LLC	75,000,000	(75,000,000)	—
Repurchase Agreement	Natixis	100,000,000	(100,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	125,000,000	(125,000,000)	—
Repurchase Agreement	RBC Dominion Securities, Inc.	36,378,000	(36,378,000)	—
Repurchase Agreement	SMBC Nikko Securities America, Inc.	25,000,000	(25,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	65,000,000	(65,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	120,000,000	(120,000,000)	—

		$908,378,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Repurchase Agreements (cost $908,378,000)	$908,378,000
Unaffiliated investments (cost $557,821,661)	557,821,661
Cash	196
Receivable for investments sold	23,925,147
Receivable for Portfolio shares sold	7,400,216
Interest receivable	1,944,218
Prepaid expenses	1,859

Total Assets	1,499,471,297

LIABILITIES
Payable for investments purchased	30,681,249
Payable for Portfolio shares purchased	1,590,745
Management fee payable	365,577
Accrued expenses and other liabilities	136,343
Distribution fee payable	73,126
Affiliated transfer agent fee payable	1,515

Total Liabilities	32,848,555

NET ASSETS	$1,466,622,742

Net assets were comprised of:
Partners’ Equity	$1,466,622,742

Class I:
Net asset value and redemption price per share, $1,113,243,962 / 111,321,587 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $353,378,780 / 35,338,054 outstanding shares of beneficial interest.	$10.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
Interest income	$31,072,351

EXPENSES
Management fee	2,128,717
Distribution fee—Class III	427,122
Custodian and accounting fees	63,700
Shareholders’ reports	49,019
Professional fees	20,206
Audit fee	17,220
Trustees’ fees	14,420
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	19,370

Total expenses	2,745,696

NET INVESTMENT INCOME (LOSS)	28,326,655

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	17,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,343,857

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$28,326,655	$62,176,643
Net realized gain (loss) on investment transactions	17,202	43,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,343,857	62,220,405

DISTRIBUTIONS
Class I	(21,843,389)	(47,937,044)
Class III	(6,500,468)	(14,283,308)

	(28,343,857)	(62,220,352)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	932,774,078	1,405,805,895
Portfolio shares issued in reinvestment of distributions	28,343,857	62,220,352
Portfolio shares purchased	(870,203,932)	(1,260,849,322)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	90,914,003	207,176,925

TOTAL INCREASE (DECREASE)	90,914,003	207,176,978
NET ASSETS:
Beginning of period	1,375,708,739	1,168,531,761

End of period	$1,466,622,742	$1,375,708,739

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.20		0.49	0.48	0.14	—	(b)	0.03
Less Dividends and Distributions	(0.20)		(0.49)	(0.48)	(0.14)	(—	)(b)	(0.03)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00		$10.00

Total Return(c)	2.03%		5.02%	4.87%	1.39%	0.04%		0.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,113		$1,044	$931	$803	$725		$792
Average net assets (in millions)	$1,086		$981	$910	$780	$748		$667
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33	%(e)	0.33%	0.33%	0.27%	0.06%		0.21%
Expenses before waivers and/or expense reimbursement	0.33	%(e)	0.33%	0.33%	0.32%	0.32%		0.34%
Net investment income (loss)	4.05	%(e)	4.88%	4.78%	1.37%	—%		0.26%

Class III
	Six Months Ended June 30, 2025		Year Ended December 31,					May 18, 2020(f) through December 31, 2020
			2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.19		0.46	0.45	0.12	—	(b)	—	(b)
Less Dividends and Distributions:	(0.19)		(0.46)	(0.45)	(0.12)	(—	)(b)	(—	)(b)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00		$10.00

Total Return(c)	1.91%		4.75%	4.61%	1.22%	0.04%		—	%(b)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$353		$331	$237	$143	$144		$66
Average net assets (in millions)	$345		$309	$182	$137	$118		$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.58%	0.44%	0.06%		0.13	%(e)
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.58%	0.58%	0.58%		0.58	%(e)
Net investment income (loss)	3.80	%(e)	4.62%	4.57%	1.23%	—%		—	%(b)(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 79.9%
ASSET-BACKED SECURITIES — 1.2%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.598%(c)	07/15/31	1,112	$1,112,642
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.698%(c)	01/15/31	572	572,755
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.369%(c)	06/20/34	3,700	3,697,676
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.329%(c)	01/20/35	3,750	3,747,623

TOTAL ASSET-BACKED SECURITIES (cost $9,110,849)			9,130,696

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Trust,
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,165	1,067,993
ROCK Trust,
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41	425	447,133

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,481,992)			1,515,126

CORPORATE BONDS — 69.6%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	1,450	1,340,780
7.750%	04/15/28	225	212,922
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,375	1,359,076
9.000%	09/15/28(a)	875	916,860

			3,829,638

Aerospace & Defense — 1.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	550	541,512
5.805%	05/01/50	470	450,901
5.930%	05/01/60	290	275,515
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	1,340	1,345,387
6.750%	06/15/33	550	569,937
7.000%	06/01/32	395	411,665
7.125%	06/15/26	863	862,439
7.250%	07/01/31	850	891,412
7.450%	05/01/34	200	217,187
7.500%	02/01/29	775	812,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
7.875%	04/15/27	293	$294,843
8.750%	11/15/30	860	930,836
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	300	294,287
Gtd. Notes, 144A
6.375%	05/31/33	900	904,212
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	640	643,588
6.375%	03/01/29	1,490	1,532,177
6.625%	03/01/32	265	274,473
6.750%	08/15/28	370	377,894

			11,630,372

Airlines — 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	300	306,244
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	42	41,667
5.750%	04/20/29(a)	1,575	1,571,818
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,835	1,821,956
4.625%	04/15/29	1,915	1,859,376
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	1,010	946,875
7.875%	05/01/27	940	944,493
9.500%	06/01/28	1,345	1,381,987

			8,874,416

Apparel — 0.4%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	550	517,796
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	250	248,448
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	2,375	2,128,513

			2,894,757

Auto Manufacturers — 0.5%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	76,924
7.400%	11/01/46	275	282,255
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	400	389,483
3.375%	11/13/25	800	794,524
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	785	799,909

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A
9.250%	07/01/30	355	$374,639
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	2,125	1,481,434

			4,199,168

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	425	437,605
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	625	624,179
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	225	226,075
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	342	354,887
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	175,119
5.625%	06/15/28	475	476,187
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	830	863,971
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	255	258,912
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	225	232,017
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,300	3,263,131
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	1,130	1,132,152

			8,044,235

Banks — 0.9%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	392	394,719
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	815	831,871
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	800	789,578
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27(x)	1,225	1,228,185
7.625%	05/01/26(x)	925	925,151
12.000%	10/01/28(x)	325	349,483
12.250%	10/01/30(x)	350	388,072
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
6.850%(ff)	02/10/30(oo)	570	589,112

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	575	$527,497
4.950%(ff)	06/01/42	675	545,969
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	270	283,181

			6,852,818

Building Materials — 1.5%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	161,966
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	507,266
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	1,260	920,748
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/31	250	258,816
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	424,567
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	725	674,753
JH North America Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	01/31/31	130	131,139
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	218	223,682
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	735	699,283
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,060	1,090,664
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	760	783,962
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	533	531,776
8.875%	11/15/31(a)	1,070	1,122,544
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/32	530	542,575
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	1,405	1,261,835
4.375%	07/15/30	625	591,538
4.750%	01/15/28	525	519,480
5.000%	02/15/27	990	987,014

			11,433,608

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 1.5%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	$1,764,196
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%
7.100%	09/30/29	404	184,852
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	205	206,621
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28	575	604,108
Chemours Co. (The),
Gtd. Notes, 144A
8.000%	01/15/33	690	645,629
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^	605	574,421
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32(a)	530	528,211
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	475,862
7.250%	06/15/31	820	836,638
9.750%	11/15/28(a)	2,600	2,737,664
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	1,475	1,408,147
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	665	644,239
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	391,540
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	795	685,748

			11,687,876

Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	785	586,788

Commercial Services — 3.8%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	390	387,015
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	1,665	1,740,599
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30	790	800,635
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	1,375	1,337,458

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,260	$1,222,339
4.625%	06/01/28	1,265	1,222,698
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	615	573,575
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,375	1,275,744
4.625%	10/01/27	800	780,592
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	350	339,656
5.375%	03/01/29(a)	525	505,914
5.750%	07/15/27	192	191,097
5.750%	07/15/27(a)	184	183,271
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	500	531,052
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	850	801,189
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	680	688,624
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	745	744,700
6.625%	06/15/29	995	1,021,389
7.250%	06/15/33	370	387,769
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30	915	958,002
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	245	219,940
Sr. Sec’d. Notes, 144A
12.625%	07/15/29	220	230,079
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	3,075	3,022,740
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	1,250	1,214,898
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	1,700	1,565,907
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	560	582,016
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,025	941,596
3.875%	02/15/31	925	869,578
4.000%	07/15/30	100	95,430
4.875%	01/15/28(a)	2,200	2,192,014

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	1,000	$905,021
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	450	487,391
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	170	180,555
WEX, Inc.,
Gtd. Notes, 144A
6.500%	03/15/33	410	413,565
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	135	138,755
6.625%	04/15/30	310	321,947

			29,074,750

Computers — 0.9%
Amentum Holdings, Inc.,
Gtd. Notes, 144A
7.250%	08/01/32	340	349,321
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	705	739,578
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,585	2,440,264
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,680	1,838,918
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	700	692,438
5.125%	04/15/29	699	688,641
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A
5.875%	07/15/30	300	304,125

			7,053,285

Cosmetics/Personal Care — 0.1%
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32	650	656,422

Distribution/Wholesale — 0.1%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	175	174,584
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	750	803,756

			978,340

Diversified Financial Services — 4.1%
Azorra Finance Ltd.,
Gtd. Notes, 144A
7.250%	01/15/31	380	387,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
7.750%	04/15/30	655	$679,972
Bread Financial Holdings, Inc.,
Sub. Notes, 144A
8.375%(ff)	06/15/35	565	567,422
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/30	350	375,488
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)	160	161,467
9.125%	05/15/31(x)	495	510,449
9.250%	02/01/29(x)	310	321,921
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	675	695,729
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	292,059
8.000%	06/15/28	400	423,076
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	340	340,850
9.250%	12/01/28	55	58,026
Sr. Unsec’d. Notes, 144A
7.375%	10/01/30	690	703,018
7.625%	07/01/29	685	703,803
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	550	548,291
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	241,755
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	650	532,557
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	75	78,298
6.500%	03/26/31	455	480,393
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,150	1,157,181
5.500%	08/15/28	175	174,799
5.750%	11/15/31	570	576,038
6.000%	01/15/27	510	510,556
6.500%	08/01/29	945	964,750
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	600	591,087
5.000%	03/15/27	1,225	1,218,314
6.750%	06/15/26	425	430,251
7.875%	06/15/32	420	436,949
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes
7.000%(ff)	07/15/30(oo)	280	282,660
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	1,276	1,222,574
4.000%	09/15/30	425	392,087

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
5.375%	11/15/29	400	$393,513
6.625%	01/15/28	75	77,337
6.625%	05/15/29	1,650	1,696,827
6.750%	03/15/32	775	790,046
7.125%	03/15/26	296	300,331
7.125%	09/15/32	660	683,222
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	745	714,984
5.750%	09/15/31	800	784,602
6.875%	05/15/32	1,635	1,673,370
7.875%	12/15/29	75	79,734
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/29	620	618,166
PRA Group, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	100	92,199
8.875%	01/31/30	1,045	1,086,716
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.125%	08/01/30	1,215	1,238,173
6.375%	08/01/33	500	511,700
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	425	414,642
3.625%	03/01/29	300	285,174
3.875%	03/01/31	1,100	1,019,801
4.000%	10/15/33(a)	1,125	1,006,112
SLM Corp.,
Sr. Unsec’d. Notes
6.500%	01/31/30(x)	280	293,405
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	11/15/25	375	374,775
5.500%	04/15/29	75	72,882
UWM Holdings LLC,
Gtd. Notes, 144ASr. Unsec’d. Notes, 144A
6.625%	02/01/30	745	745,980

			31,013,462

Electric — 3.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	1,550	1,535,883
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	1,757	1,733,779
5.000%	02/01/31	2,350	2,323,760
5.125%	03/15/28	2,500	2,497,669
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)	125	120,862
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28	294	243,397

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	300	$283,093
3.625%	02/15/31	650	598,437
3.875%	02/15/32	575	528,900
5.250%	06/15/29	625	621,884
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	2,675	2,963,421
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	675	640,220
Sr. Sec’d. Notes
5.000%	07/01/28	725	706,189
5.250%	07/01/30	200	190,503
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,925	1,948,170
8.000%(ff)	10/15/26(oo)	3,125	3,198,888
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	675	731,968
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	975	950,048
5.000%	07/31/27	1,165	1,163,352
5.500%	09/01/26	1,050	1,050,505
5.625%	02/15/27	1,158	1,157,585

			25,188,513

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	750	710,261
4.750%	06/15/28	125	121,696
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	290	298,591
6.375%	03/15/33	525	542,502
6.625%	03/15/32	695	722,327
7.250%	06/15/28	335	338,970

			2,734,347

Electronics — 0.1%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	600	547,616

Engineering & Construction — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/32	280	277,526
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	354,790
4.125%	02/15/32	525	487,056

			1,119,372

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment — 2.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	2,350	$2,242,999
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	1,570	1,609,688
7.000%	02/15/30	700	725,268
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	450,236
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	325	326,132
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	925	894,286
6.750%	02/15/29	400	386,141
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,400	1,348,467
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	650	602,425
5.625%	01/15/27(a)	1,425	1,420,625
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	925	504,304
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	02/01/33	1,115	1,117,296
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	900	866,994
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	1,135	1,182,960
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	1,012,030
6.250%	03/15/33	425	427,803
7.125%	02/15/31(a)	990	1,054,853

			16,172,507

Environmental Control — 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	675	654,116
4.375%	08/15/29	1,290	1,250,694
4.750%	06/15/29	380	373,825
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	330	344,830
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30	1,295	1,225,990
Gtd. Notes, 144A
4.875%	12/01/29	1,120	1,065,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	02/01/33	375	$390,011
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	180	187,425

			5,492,197

Foods — 1.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	600	568,825
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	1,760	1,601,587
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	2,095	2,019,670
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	1,050	982,793
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	270,210
4.250%	04/15/31	601	579,723
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	960	923,396
5.500%	12/15/29	200	199,205
6.250%	10/15/34(a)	565	569,774
6.375%	03/01/33	125	126,175
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	1,175	1,091,642

			8,933,000

Forest Products & Paper — 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31	900	848,411

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	830	823,535
Sr. Unsec’d. Notes, 144A
9.500%	06/01/30	240	248,735
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/33	647	693,122
7.750%	05/01/35	577	625,107

			2,390,499

Healthcare-Products — 0.7%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	5,850	5,616,814

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 2.8%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	3,750	$3,410,364
4.625%	06/01/30	3,925	3,761,391
6.875%	09/01/32	300	311,090
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	425	484,795
Gtd. Notes, MTN
7.750%	07/15/36	400	457,932
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,350	2,192,296
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	903	745,277
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	622	615,036
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	1,510	1,498,624
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	2,425	2,353,651
4.375%	01/15/30	4,150	4,021,217
Sr. Unsec’d. Notes
6.875%	11/15/31	1,275	1,370,015

			21,221,688

Holding Companies-Diversified — 0.3%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	2,335	2,474,948

Home Builders — 3.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	900	859,576
4.625%	04/01/30	412	391,693
6.625%	01/15/28	550	552,156
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,302,301
7.250%	10/15/29(a)	2,300	2,317,003
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	940	953,933
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	2,000	1,793,220
6.250%	09/15/27	625	621,600
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	816,201
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	575	589,030

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	1,075	$1,059,514
6.500%	03/15/33	1,105	1,113,363
KB Home,
Gtd. Notes
4.000%	06/15/31	1,550	1,436,144
4.800%	11/15/29	775	761,900
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	600	562,492
4.950%	02/01/28	450	447,071
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	2,075	1,994,594
5.250%	12/15/27	1,350	1,343,817
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
8.500%	11/01/30	320	325,957
9.250%	10/01/29	430	445,460
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,065,061
4.750%	04/01/29	925	903,223
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	780	815,654
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	1,015,993
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,842	1,831,405
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	425	426,228
5.700%	06/15/28	1,165	1,175,931

			26,920,520

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	135	136,249

Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,525	1,348,127
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	2,155	1,561,028

			2,909,155

Housewares — 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	700	680,730
6.625%	05/15/32	640	612,199
7.000%(cc)	04/01/46	725	617,306

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	215	$226,408
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,225	1,123,648
4.375%	02/01/32	1,750	1,606,511
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,900	746,681

			5,613,483

Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	95	98,112
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29	175	170,612
8.250%	02/01/29	2,236	2,312,995
8.500%	06/15/29	1,825	1,903,501
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	900	874,538
Ardonagh Finco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.750%	02/15/31	400	418,324
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	1,085	1,084,820
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	600	593,047

			7,455,949

Internet — 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	1,325	1,277,385
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	1,495	1,448,338
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	636	653,812
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	575	543,891
Snap, Inc.,
Gtd. Notes, 144A
6.875%	03/01/33	720	738,401

			4,661,827

Iron/Steel — 1.0%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	270	283,745
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,213	1,222,170

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	510	$515,738
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	1,145	1,104,329
6.875%	11/01/29(a)	565	556,364
7.000%	03/15/32(a)	455	429,222
7.375%	05/01/33(a)	595	558,408
7.500%	09/15/31	965	930,771
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
8.125%	05/01/27	230	229,128
9.250%	10/01/28	1,210	1,237,225
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/01/27	270	269,276

			7,336,376

Leisure Time — 2.6%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	565	588,272
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	3,725	3,754,278
5.750%	03/15/30	775	787,594
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,525	1,486,799
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	11/15/31	425	432,250
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	700	732,116
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	850	855,766
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	252	252,315
Sr. Sec’d. Notes, 144A
8.125%	01/15/29	325	341,702
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	840	844,200
6.750%	02/01/32	880	898,700
7.750%	02/15/29	1,050	1,112,612
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,325	1,343,258
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	175	176,082
5.500%	04/01/28	775	784,200
5.625%	09/30/31	1,255	1,262,530
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	700	697,725

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
9.125%	07/15/31	700	$750,694
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	425	427,129
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	1,275	1,268,485
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	990,940

			19,787,647

Lodging — 1.2%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,325	1,270,268
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	769,550
4.000%	05/01/31	75	70,506
5.875%	04/01/29	480	490,283
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	375	374,169
4.750%	10/15/28	2,000	1,975,271
5.500%	04/15/27	600	602,480
6.125%	09/15/29	450	457,703
6.500%	04/15/32(a)	1,830	1,859,487
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,650	1,618,238

			9,487,955

Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	600	586,080
6.250%	10/15/32	685	686,487

			1,272,567

Machinery-Diversified — 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	845	901,260
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	759,369
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	1,557	1,067,449
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,505	1,588,640

			4,316,718

Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	1,590	1,479,762

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	235	$219,295
4.250%	01/15/34(a)	725	645,257
4.500%	06/01/33	470	429,705
4.750%	03/01/30	400	387,704
5.000%	02/01/28	980	971,050
5.125%	05/01/27	625	622,865
5.375%	06/01/29	25	24,905
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,190	822,897
4.125%	12/01/30	575	408,005
5.375%	02/01/28	1,415	1,295,774
5.500%	04/15/27	1,075	1,026,164
6.500%	02/01/29	400	325,063
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	2,400	1,116,233
5.000%	11/15/31	310	144,254
5.750%	01/15/30	2,325	1,150,869
7.500%	04/01/28	200	149,420
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)	2,190	1,459,514
7.375%	07/01/28	500	361,077
7.750%	07/01/26	4,150	3,686,532
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,325	1,364,214
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/30	725	561,420
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	125	119,659
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/25/30	1,714	1,592,637
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/33	1,035	1,048,314
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	270	245,686
6.625%	06/01/27	2,375	2,369,244
8.000%	08/15/28	730	740,836
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	375	347,700
5.500%	05/15/29	1,075	1,056,187
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	800	709,000

			26,881,242

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	825	$798,883

Mining — 1.6%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	435	464,385
Unsec’d. Notes, 144A
11.500%	10/01/31	535	600,605
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	390	397,804
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	1,305	1,307,571
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	836	832,949
8.000%	03/01/33	915	938,159
8.625%	06/01/31	625	647,200
Sec’d. Notes, 144A
9.375%	03/01/29	880	932,492
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	845	851,267
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	1,780	1,764,585
6.125%	04/01/29	1,470	1,489,110
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	255	261,974
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31(a)	235	210,941
4.750%	01/30/30	1,175	1,126,345
6.875%	01/30/30	510	527,328
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	235	245,953

			12,598,668

Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	920	884,714
6.375%	03/15/33	265	269,225
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/15/30	535	550,383
6.250%	03/15/33	435	449,371
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	760	791,627

			2,945,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	265	$272,483

Oil & Gas — 4.4%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	410	429,575
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,200	6,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	896	1,094,061
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	480	488,353
6.625%	07/15/33	450	456,759
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	530	543,329
8.625%	11/01/30	835	847,507
9.625%	06/15/33	525	538,085
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32	355	368,008
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	1,400	1,359,419
6.750%	03/01/29(a)	825	827,283
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	650	622,045
7.625%	04/01/32	620	605,585
9.250%	02/15/28	880	917,150
Sr. Unsec’d. Notes, 144A
8.375%	01/15/34	395	395,158
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	425	440,470
EQT Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	175	178,415
7.500%	06/01/30	435	478,094
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	530	514,652
5.375%	03/15/30	670	672,273
Gtd. Notes, 144A
5.875%	02/01/29	275	276,197
6.750%	04/15/29	110	111,382
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	675	666,368
6.000%	04/15/30	715	696,403
6.000%	02/01/31	900	870,581
6.250%	11/01/28	1,395	1,402,161
6.250%	04/15/32	435	415,881
7.250%	02/15/35	800	783,537

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.375%	11/01/33	160	$166,127
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	490	489,977
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	210	209,790
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	1,030	911,941
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	250	247,082
8.875%	08/15/31	1,295	964,349
9.125%	01/31/30	1,225	1,172,788
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.030%(c)	09/30/29^	162	159,730
10.030%(c)	09/30/29^	195	191,675
10.076%(c)	09/30/29^	162	159,730
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	780	794,350
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	975	937,433
4.625%	05/01/30	1,225	1,172,937
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	285	291,373
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	345	348,168
7.000%	01/15/32	400	414,621
8.000%	04/15/27	275	280,954
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	962	948,753
7.125%	01/15/26	66	65,979
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	219	212,915
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	235	234,199
Sunoco LP,
Gtd. Notes, 144A
6.250%	07/01/33	800	813,208
7.000%	05/01/29	380	395,756
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	375	363,904
4.500%	04/30/30	1,225	1,177,666
5.875%	03/15/28	175	175,301
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	197	194,065

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.250%	05/15/29	1,305	$1,202,831
8.500%	05/15/31	1,075	959,599
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	256	262,738
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	375	383,644
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	204,039

			33,512,853

Oil & Gas Services — 0.0%
Tidewater, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	07/15/30	265	272,618

Packaging & Containers — 1.9%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	935	956,167
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	525	538,059
6.875%	01/15/30	100	102,570
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	455	452,884
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	725	683,545
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	1,645	1,645,395
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	670	613,779
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	1,050	918,710
8.625%	10/01/31	590	504,452
9.500%	11/01/28	225	208,253
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	1,065	1,019,455
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27	1,820	1,851,197
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	215,437
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	170	170,283
7.250%	05/15/31	110	112,788
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	126,731

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A
9.500%	05/15/30	850	$865,912
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	2,810	2,991,299
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	850	807,648

			14,784,564

Pharmaceuticals — 1.6%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32	825	832,219
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,450	1,367,137
5.125%	03/01/30	1,525	1,450,061
6.125%	08/01/28	845	845,516
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,050	864,281
5.000%	02/15/29	850	595,000
5.250%	01/30/30	600	376,884
5.250%	02/15/31	550	323,812
6.250%	02/15/29	1,235	871,367
7.000%	01/15/28	250	209,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	700	592,984
11.000%	09/30/28	1,925	1,909,003
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	1,650	1,432,466
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%
12.000%	05/15/29	318	321,101

			11,991,581

Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	600	595,842
5.750%	01/15/28	1,370	1,367,282
6.625%	02/01/32	845	872,840
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	125,292
7.250%	07/15/32	675	715,336
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	407,083
Gtd. Notes, 144A
7.125%	07/01/33	300	304,170
8.250%	01/15/32	500	526,069

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	07/15/28	200	$209,916
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	995	964,376
6.750%	03/15/33	405	422,945
6.875%	04/15/40	1,254	1,252,227
7.500%	07/15/38	425	432,423
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	975	969,320
6.000%	12/31/30	515	505,684
6.000%	09/01/31	875	853,470
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	395	405,873
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	440	415,168
4.125%	08/15/31	765	708,598
6.250%	01/15/30	275	283,620
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	2,920	2,845,974
Sr. Sec’d. Notes, 144A
7.000%	01/15/30(a)	445	450,342
9.500%	02/01/29	2,765	3,013,003
9.875%	02/01/32	725	782,941
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.500%	01/15/34	440	440,000
6.750%	01/15/36	440	440,000

			20,309,794

Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28	1,299	1,322,365
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,125	1,070,747
4.375%	02/01/31	1,325	1,223,600
5.375%	08/01/28	795	789,677
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,675	1,614,936

			6,021,325

Real Estate Investment Trusts (REITs) — 1.8%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	950	801,767
Sr. Unsec’d. Notes
4.750%	02/15/28	1,000	925,905
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,700	1,204,500

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.000%	10/15/27	250	$230,824
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	300	314,142
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	585	601,403
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	200	193,603
5.875%	10/01/28	350	349,451
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	366,780
6.500%	04/01/32	855	879,197
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	07/15/30	260	260,960
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	555	524,203
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26	425	417,856
4.375%	01/15/27	75	74,242
6.000%	04/15/30	125	126,507
6.500%	07/01/30	325	335,810
6.500%	10/15/30	770	795,044
7.250%	04/01/29(a)	580	610,621
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	1,250	1,207,617
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	425	416,273
10.500%	02/15/28	2,121	2,247,278
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	1,175	1,152,284

			14,036,267

Retail — 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	3,390	3,157,751
4.375%	01/15/28	350	343,201
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	1,075	906,821
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	845	815,368
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	975	1,039,542
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28	1,147	1,176,562

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30	2,494	$2,622,358
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31	2,393	2,834,076
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	475	523,094
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	2,600	2,401,214
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,005	922,678
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	975	905,426
3.875%	10/01/31	825	738,836
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,100	957,372
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,125	1,093,860
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	700	668,061
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,620	1,311,908
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	375	306,442
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	600	582,407
6.375%	11/01/32	490	491,392
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/30/32	355	366,511
Saks Global Enterprises LLC,
Sr. Sec’d. Notes, 144A
11.000%	12/15/29	150	56,831
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	1,110	1,139,838
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	275,049
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,675	1,584,387
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	1,010	967,782
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	720	718,752

			28,907,519

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.1%
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	750	$729,836
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	275	272,297

			1,002,133

Software — 0.3%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30	875	894,580
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	05/15/33	510	515,848
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,075	1,075,393

			2,485,821

Telecommunications — 4.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	2,650	1,994,125
5.750%	08/15/29	1,500	1,094,671
9.625%	07/15/27	1,950	1,661,146
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	200	168,250
5.500%	10/15/29	625	517,969
8.125%	02/01/27	600	538,500
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29(a)	775	777,550
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	340	34
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	479	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL
US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%
11.250%	05/25/27(x)	2,283	2,306,010
Digicel Midco Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28(x)	1,174	1,165,513
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%
6.750%	11/30/30	956	874,186
Sr. Sec’d. Notes
10.750%	11/30/29(d)	1,100	1,130,898
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	2,850	2,881,523
Sec’d. Notes, 144A
6.000%	01/15/30	975	988,194
6.750%	05/01/29	500	506,653

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	1,300	$1,299,205
5.875%	10/15/27	1,275	1,275,495
8.750%	05/15/30	250	261,453
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28	1,050	1,069,206
7.000%	04/15/32	1,075	1,102,316
8.500%	04/15/31	310	329,251
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,105	1,127,100
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	200	168,934
Sec’d. Notes, 144A
4.000%	04/15/31	320	275,967
4.500%	04/01/30	235	212,702
4.875%	06/15/29	355	331,578
10.000%	10/15/32	200	202,204
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	1,060	1,078,497
10.750%	12/15/30	400	453,399
11.000%	11/15/29	1,965	2,261,883
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	900	902,531
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/28	175	165,410
7.500%	05/30/31	250	216,632
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	1,825	1,911,395
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	495	527,319

			31,777,699

Transportation — 0.3%
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	585	600,322
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	815	807,979
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	130,425
7.125%	02/01/32	450	471,311

			2,010,037

TOTAL CORPORATE BONDS (cost $535,152,755)			532,057,100

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS — 4.8%
Airlines — 0.0%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
8.048%(c)	04/01/31	225	$225,141

Auto Parts & Equipment — 0.6%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%
6.827%(c)	05/06/30	224	223,033
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32	1,125	1,123,243
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%
13.041%(c)	03/30/28	2,015	1,793,350
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28	1,207	1,175,346

			4,314,972

Building Materials — 0.1%
Eco Material Technologies, Inc.,
Initial Term Loan, 6 Month SOFR + 3.250%
7.467%(c)	02/12/32	617	620,085
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%
6.577%(c)	02/10/32	424	423,105

			1,043,190

Chemicals — 0.6%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%
8.833%(c)	11/15/30	915	864,605
Cornerstone Chemical Co.,
Term Loan, 3 Month SOFR + 5.000%
8.799%(c)	05/07/29^	457	457,032
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
9.130%(c)	06/28/28	703	682,153
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%
9.952%(c)	12/16/31	1,177	1,129,968
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%
14.261%(c)	12/31/25^	571	564,882
Term Loan, 1 Month SOFR + 8.000%
14.322%(c)	10/12/28	813	671,121
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 2.000%
15.299%(c)	07/16/26^	585	579,464

			4,949,225

Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
8.030%(c)	12/31/30	460	452,712
Second Out Term Loan, 3 Month SOFR + 4.862%
9.141%(c)	12/31/30	398	355,320

			808,032

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Computers — 0.2%
Bingo Holdings I LLC,
Term Loan
—%(p)	07/31/32	600	$590,250
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.316%(c)	03/01/29	602	580,872
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.500%
6.905%(c)	10/16/28^	226	223,288

			1,394,410

Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
9.796%(c)	07/20/28^	211	207,694

Electronics — 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%
10.027%(c)	08/15/29	491	471,000

Environmental Control — 0.1%
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%
6.824%(c)	03/03/32	400	400,000

Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%
8.583%(c)	11/04/31	249	243,464

Healthcare-Services — 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%
8.006%(c)	05/16/31	149	147,509

Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.780%(c)	12/19/30	802	794,742

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. (Canada), 2024 Initial Loan, 3 Month SOFR + 4.000%
8.296%(c)	07/08/31	620	549,863

Housewares — 0.0%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%
8.827%(c)	12/18/29	129	128,036
Tranche A-2, 1 Month SOFR + 4.114%
8.441%(c)	10/06/28	256	193,934

			321,970

Insurance — 0.3%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
7.327%(c)	11/06/30	298	296,637
Term Loan, 1 Month SOFR + 3.250%
7.577%(c)	06/21/32	500	498,959

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Insurance (cont’d.)
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
9.691%(c)	01/20/29	1,040	$962,557
New B-12 Term Loan, 1 Month SOFR + 4.250%
8.577%(c)	09/19/30	297	289,185

			2,047,338

Internet — 0.1%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%
7.312%(c)	11/30/27	381	381,902
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28	428	383,994

			765,896

Machinery-Diversified — 0.0%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 1 Month SOFR + 6.000%
10.320%(c)	12/21/29	294	295,364
Media — 1.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.256%(c)	10/31/27	877	699,351
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.812%(c)	01/18/28	3,276	3,224,162
iHeartCommunications, Inc.,
Refinanced Term B Loan, 1 Month SOFR + 5.889%
10.216%(c)	05/01/29	497	403,597
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.610%
7.691%(c)	09/25/29	3,681	3,165,380

			7,492,490

Metal Fabricate/Hardware — 0.3%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.796%(c)	04/23/30^	1,950	1,925,934

Oil & Gas — 0.0%
Hilcorp Energy I LP,
Term B Loan, 1 Month SOFR + 2.000%
6.314%(c)	02/11/30	374	373,907

Retail — 0.1%
Foundation Building Materials, Inc.,
2025 Incremental Term Loan, 3 Month SOFR + 5.250%
9.546%(c)	01/29/31	150	147,375
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%
7.577%(c)	01/23/32	301	298,941

			446,316

Software — 0.2%
AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	02/15/29	336	334,531

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Software (cont’d.)
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%
7.333%(c)	07/30/31	175	$173,199
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.691%(c)	07/14/28	1,087	989,382

			1,497,112

Telecommunications — 0.8%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.827%(c)	09/27/29	1,260	1,195,481
Level 3 Financing, Inc.,
Term B-3 Loan, 1 Month SOFR + 4.250%
8.577%(c)	03/27/32	550	554,813
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
6.791%(c)	04/15/29	2,500	2,468,356
Term B-2 Loan, 1 Month SOFR + 2.464%
6.791%(c)	04/15/30	282	278,517
Numericable U.S. LLC (France),
(USD) B14 Term Loan, 3 Month SOFR + 5.500%
10.156%(c)	08/15/28	200	180,333
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%
8.926%(c)	05/30/30	726	691,804
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%
9.594%(c)	10/24/29	114	107,616
Second Out Term Loan, 3 Month SOFR + 1.762%
6.094%(c)	10/24/31^	393	294,958

			5,771,878

TOTAL FLOATING RATE AND OTHER LOANS (cost $36,970,395)			36,487,447

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.466%(cc)	10/25/35	4	2,674
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.138%(cc)	10/25/35	1	1,191
Series 2006-HY13, Class 4A1
4.819%(cc)	02/25/37	1	1,020
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)
4.852%(c)	07/20/46	2	1,405
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
4.644%(c)	10/25/46	13	6,761
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.717%(cc)	03/20/36	2	1,978
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.783%(cc)	09/25/37	5	4,520

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
4.792%(c)	07/19/46		4	$2,027
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
4.814%(c)	09/25/46		3	2,296
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37		9	4,023
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
4.644%(c)	04/25/46		1	1,132
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.293%(cc)	02/25/36		5	4,194
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37		2	1,253
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.376%(cc)	02/25/37		1	1,141
Series 2007-HY01, Class 4A1
4.257%(cc)	02/25/37		2	1,748

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $46,533)				37,363

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Notes
3.750%	04/30/27		3,850	3,849,699
3.875%	11/30/27	(k)	2,275	2,283,709
3.875%	04/30/30		8,400	8,434,781
4.125%	07/31/28	(k)	2,000	2,024,219

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,450,849)				16,592,408

			Shares
COMMON STOCKS — 1.5%
Chemicals — 0.3%
Cornerstone Chemical Co.*^			26,744	205,929
TPC Group, Inc.*			49,934	1,189,053
Venator Materials PLC*^(x)			2,264	452,800

				1,847,782

Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)			11,836	355,080
Keycon Power Holdings LLC*^			21,440	499,123

				854,203

Gas Utilities — 0.2%
Ferrellgas Partners LP (Class B Stock)*(x)			12,116	1,578,906

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services — 0.1%
Diamond Sports Group LLC*	62,171	$854,851

Oil, Gas & Consumable Fuels — 0.3%
Expand Energy Corp.	6,749	789,228
Heritage Power LLC*(x)	28,339	1,608,238
Heritage Power LLC*(x)	1,246	70,711
Heritage Power LLC*^(x)	32,615	16,308

		2,484,485

Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd. (Jamaica)*(x)	264,007	1,848,049
Intelsat Emergence SA (Luxembourg)*	41,224	1,789,122
Stonepeak Falcon Holdings, Inc. (Canada)*	24,108	56,110
Stonepeak Falcon Holdings, Inc. (Canada) CVR*^	1,680	—

		3,693,281

TOTAL COMMON STOCKS (cost $8,318,475)		11,313,508

PREFERRED STOCKS — 0.4%
Diversified Telecommunication Services — 0.0%
Qwest Corp., 6.750%, Maturing 06/15/57	18,467	335,545

Electronic Equipment, Instruments & Components — 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	2,850	2,850,000

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	17,198	202,307

TOTAL PREFERRED STOCKS (cost $3,169,650)		3,387,852

	Units
WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26	116,279	25,814

(cost $0)
TOTAL LONG-TERM INVESTMENTS (cost $610,701,498)		610,547,314

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	13,563,884	$13,563,884
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $26,512,032; includes $26,424,373 of cash collateral for securities on loan)(b)(wb)	26,552,719	26,534,131

TOTAL SHORT-TERM INVESTMENTS (cost $40,075,916)		40,098,015

TOTAL INVESTMENTS—85.1% (cost $650,777,414)		650,645,329
Other assets in excess of liabilities(z) — 14.9%		113,493,697

NET ASSETS — 100.0%		$764,139,026

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,926,855 and 1.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,021,122; cash collateral of $26,424,373 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$34	$34	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	48	—	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance
Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%, 11.250%, 05/25/27	01/29/24-05/15/25	2,119,166	2,306,010	0.3
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	60,740	202,307	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-02/08/24	320,265	1,848,049	0.2
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-05/15/25	809,218	1,165,513	0.2
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21	2,850,000	2,850,000	0.4
Ferrellgas Partners LP (Class B Stock)*	01/30/17-04/08/20	3,327,240	1,578,906	0.2
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 6.625%, 01/15/27	02/01/24-02/05/25	1,193,906	1,228,185	0.2
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 7.625%, 05/01/26	10/14/20-05/16/24	915,125	925,151	0.1
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23-12/05/24	342,813	349,483	0.0
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.250%, 10/01/30	09/14/23	343,000	388,072	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(x) Restricted Securities (continued):

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	$160,000	$161,467	0.0%
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 9.125%, 05/15/31	05/06/24-06/24/24	491,100	510,449	0.1
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 9.250%, 02/01/29	01/24/24-05/06/24	312,313	321,921	0.0
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	1,273,580	355,080	0.1
Heritage Power LLC*	11/21/23	293,488	1,608,238	0.2
Heritage Power LLC*	11/21/23	—	70,711	0.0
Heritage Power LLC*^	11/21/23	16,308	16,308	0.0
SLM Corp., Sr. Unsec’d. Notes, 6.500%, 01/31/30	01/29/25	279,376	293,405	0.0
Venator Materials PLC*^	06/29/17-10/19/23	3,574,374	452,800	0.1

Total		$18,682,094	$16,632,089	2.2%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at June 30, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $79,865)^	81	$79,865	$—	$—

Unfunded loan commitments outstanding at June 30, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $168,149)	168	$169,410	$1,261	$—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $171,428)	171	170,714	—	(714)

		$340,124	$1,261	$(714)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
175	2 Year U.S. Treasury Notes	Sep. 2025	$36,404,102	$115,040
96	5 Year U.S. Treasury Notes	Sep. 2025	10,464,000	87,748
230	10 Year U.S. Treasury Notes	Sep. 2025	25,788,750	472,619
20	20 Year U.S. Treasury Bonds	Sep. 2025	2,309,375	61,166
19	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	2,263,375	94,827

				$831,400

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreement outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	5,715	3.183%	$360,337	$438,623	$78,286

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.450%	BNP	09/22/25	(3,560)	$(85,795)	$—	$(85,795)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.450%	MSI	09/22/25	(2,570)	(100,556)	—	(100,556)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.450%	MSI	12/20/25	(1,620)	(64,971)	—	(64,971)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.450%	MSI	12/22/25	(3,880)	(104,712)	—	(104,712)

					$(356,034)	$—	$(356,034)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(356,034)

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,922,296

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$9,130,696	$—
Commercial Mortgage-Backed Securities	—	1,515,126	—
Corporate Bonds.	—	530,965,044	1,092,056
Floating Rate and Other Loans	—	32,234,195	4,253,252
Residential Mortgage-Backed Securities	—	37,363	—
U.S. Treasury Obligations	—	16,592,408	—
Common Stocks	789,228	8,995,040	1,529,240
Preferred Stocks	335,545	—	3,052,307
Warrants.	—	25,814	—
Short-Term Investments
Affiliated Mutual Funds	40,098,015	—	—

Total	$41,222,788	$599,495,686	$9,926,855

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitment	—	1,261	—
Futures Contracts	831,400	—	—
Centrally Cleared Credit Default Swap Agreement	—	78,286	—

Total	$831,400	$79,547	$—	**

Liabilities
Unfunded Loan Commitment	$—	$(714)	$—
OTC Total Return Swap Agreements	—	(356,034)	—

Total	$—	$(356,748)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 12/31/24	$194,679	$4,054,091	$6,133,928	$3,161,326
Realized gain (loss)	(3,267)	345	—	13,546
Change in unrealized appreciation (depreciation)	(242,223)	11,724	15,794	(649)

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Purchase/Exchange/Issuances	$845,830	$1,205,582	$—	$—
Sales/Paydowns	(5,657)	(250,807)	—	(121,916)
Accrued discount/premium	3,806	30,166	—	—
Transfer into Level 3*	326,660	319,465	—	—
Transfer out of Level 3*	(27,772)	(1,117,314)	(4,620,482)	—

Balance as of 06/30/25	$1,092,056	$4,253,252	$1,529,240	$3,052,307

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(247,236)	$17,490	$15,794	$(649)

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitment
Balance as of 12/31/24	$—	$49
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(49)
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	——
Accrued discount/premium	—	—
Transfer into Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 06/30/25	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$574,421	Market	Enterprise Value	EBITDA Multiple	7.3x
			Last Vendor	Unadjusted Last
Corporate Bonds	6,500	Market	Evaluated Price	Vendor Price	NA
Corporate Bonds	—	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	511,135	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	457,032	Market	Enterprise Value	EBITDA Multiple	7.3x
Common Stocks	499,123	Market	Discounted Cash Flow	Discount Rate	40.00%
Common Stocks	205,929	Market	Enterprise Value	EBITDA Multiple	10x
Common Stocks	16,308	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	—	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	202,307	Market	Enterprise Value	Recovery Rate	11.76%
Preferred Stocks	2,850,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$5,322,755

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2025, the aggregate value of these securities and/or derivatives was $4,604,100. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	5.2%
Telecommunications	5.0
Media	4.5
Oil & Gas	4.4
Diversified Financial Services	4.1
Commercial Services	3.9
Retail	3.9
Home Builders	3.5
Electric	3.3
Healthcare-Services	2.8
Pipelines	2.7
Leisure Time	2.6
Chemicals	2.4
U.S. Treasury Obligations	2.2
Entertainment	2.1
Packaging & Containers	1.9
Real Estate Investment Trusts (REITs)	1.8
Auto Parts & Equipment	1.7
Mining	1.6
Building Materials	1.6
Pharmaceuticals	1.6
Aerospace & Defense	1.5
Insurance	1.3
Lodging	1.2
Collateralized Loan Obligations	1.2
Airlines	1.2
Foods	1.2
Computers	1.1
Iron/Steel	1.0
Banks	0.9
Real Estate	0.8
Environmental Control	0.8
Housewares	0.7
Healthcare-Products	0.7
Internet	0.7
Machinery-Diversified	0.6
Auto Manufacturers	0.5
Software	0.5
Wireless Telecommunication Services	0.5
Advertising	0.5
Household Products/Wares	0.5
Holding Companies-Diversified	0.4
Miscellaneous Manufacturing	0.4
Apparel	0.4
Electronic Equipment, Instruments & Components	0.4
Electrical Components & Equipment	0.4
Metal Fabricate/Hardware	0.4
Oil, Gas & Consumable Fuels	0.3
Gas	0.3
Transportation	0.3
Gas Utilities	0.2
Commercial Mortgage-Backed Securities	0.2
Machinery-Construction & Mining	0.2
Electronics	0.2
Engineering & Construction	0.1

Forest Products & Paper	0.1%
Semiconductors	0.1
Distribution/Wholesale	0.1
Interactive Media & Services	0.1
Electric Utilities	0.1
Cosmetics/Personal Care	0.1
Coal	0.1
Diversified Telecommunication Services	0.0	*
Oil & Gas Services	0.0	*
Office/Business Equipment	0.0	*
Home Furnishings	0.0	*
Residential Mortgage-Backed Securities	0.0	*

	85.1
Other assets in excess of liabilities	14.9

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$78,286	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	831,400	*	—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	356,034

		$909,686			$356,034

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$47,721	$—	$96,062
Interest rate contracts	—	(46,581)	476,128

Total	$47,721	$(46,581)	$572,190

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$161,423
Interest rate contracts	1,274,721	(798,753)

Total	$1,274,721	$(637,330)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 2,840,000
Futures Contracts - Long Positions (1)	73,859,587
Credit Default Swap Agreements - Sell Protection (1)	18,225,000
Total Return Swap Agreements (1)	13,333,333

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$26,021,122	$(26,021,122)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$—	$ (85,795)	$ (85,795)	$—	$ (85,795)
MSI	—	(270,239)	(270,239)	—	(270,239)

	$—	$(356,034)	$(356,034)	$—	$(356,034)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $26,021,122:
Unaffiliated investments (cost $610,701,498)	$610,547,314
Affiliated investments (cost $40,075,916)	40,098,015
Cash	62,128
Receivable for Portfolio shares sold	136,118,594
Dividends and interest receivable	9,881,652
Receivable for investments sold	2,609,006
Due from broker-variation margin futures	137,890
Due from broker-variation margin swaps	20,090
Unrealized appreciation on unfunded loan commitment	1,261
Tax reclaim receivable	305
Prepaid expenses and other assets	203,211

Total Assets	799,679,466

LIABILITIES
Payable to broker for collateral for securities on loan	26,424,373
Payable for investments purchased	8,093,983
Unrealized depreciation on OTC swap agreements	356,034
Accrued expenses and other liabilities	302,403
Management fee payable	260,716
Payable for Portfolio shares purchased	96,851
Distribution fee payable	3,406
Affiliated transfer agent fee payable	1,515
Unrealized depreciation on unfunded loan commitment	714
Payable to affiliate	305
Trustees’ fees payable	140

Total Liabilities	35,540,440

NET ASSETS	$764,139,026

Net assets were comprised of:
Partners’ Equity.	$764,139,026

Class I:
Net asset value and redemption price per share, $747,711,379 / 99,220,582 outstanding shares of beneficial interest	$7.54

Class III:
Net asset value and redemption price per share, $16,427,647 / 2,202,371 outstanding shares of beneficial interest	$7.46

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $4,001 foreign withholding tax)	$24,135,704
Affiliated dividend income.	227,080
Affiliated income from securities lending, net	33,183
Unaffiliated dividend income	15,802

Total income	24,411,769

EXPENSES
Management fee	1,855,052
Distribution fee—Class III	19,448
Custodian and accounting fees	44,457
Audit fee	37,310
Shareholders’ reports	30,787
Professional fees	15,459
Trustees’ fees	9,150
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	25,144

Total expenses	2,042,729
Less: Fee waivers and/or expense reimbursement	(100,772)

Net expenses	1,941,957

NET INVESTMENT INCOME (LOSS)	22,469,812

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,703)	(15,445,724)
Futures transactions	(46,581)
Options written transactions.	47,721
Swap agreements transactions	572,190

(14,872,394)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,322))	22,358,319
Futures	1,274,721
Swap agreements	(637,330)
Unfunded loan commitments	498

22,996,208

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	8,123,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,593,626

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,469,812	$37,303,287
Net realized gain (loss) on investment transactions	(14,872,394)	(10,974,138)
Net change in unrealized appreciation (depreciation) on investments	22,996,208	16,597,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,593,626	42,926,224

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	225,682,042	183,149,374
Portfolio shares purchased	(207,823,906)	(36,125,009)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	17,858,136	147,024,365

TOTAL INCREASE (DECREASE)	48,451,762	189,950,589
NET ASSETS:
Beginning of period	715,687,264	525,736,675

End of period	$764,139,026	$715,687,264

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.19		$6.62	$5.92	$6.67	$6.18	$5.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.47	0.41	0.36	0.33	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		0.10	0.29	(1.11)	0.16	0.06

Total from investment operations	0.35		0.57	0.70	(0.75)	0.49	0.41

Net Asset Value, end of period	$7.54		$7.19	$6.62	$5.92	$6.67	$6.18

Total Return(b)	4.73%		8.61%	11.82%	(11.24)%	7.93%	7.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$748		$701	$513	$476	$562	$529
Average net assets (in millions)	$664		$536	$486	$502	$550	$497
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.61%	0.61%	0.60%	0.59%	0.61%
Net investment income (loss)	6.67	%(d)	6.80%	6.66%	5.93%	5.11%	6.16%
Portfolio turnover rate(e)	33%		37%	26%	33%	48%	61%

Class III
	Six Months Ended June 30, 2025		Year Ended December 31,			April 26, 2021(f) through December 31, 2021
			2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.12		$6.58	$5.90	$6.66	$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.45	0.39	0.35	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		0.09	0.29	(1.11)	0.03

Total from investment operations	0.34		0.54	0.68	(0.76)	0.25

Net Asset Value, end of period	$7.46		$7.12	$6.58	$5.90	$6.66

Total Return(b)	4.78%		8.21%	11.53%	(11.41)%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16		$15	$12	$9	$6
Average net assets (in millions)	$16		$13	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.82%	0.82%	0.82%	0.80	%(g)
Expenses before waivers and/or expense reimbursement	0.85	%(d)	0.86%	0.86%	0.85%	0.82	%(g)
Net investment income (loss)	6.44	%(d)	6.53%	6.41%	5.76%	4.72	%(g)
Portfolio turnover rate(e)	33%		37%	26%	33%	48%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 2.1%
Boeing Co. (The)*	278,146	$58,279,932
General Electric Co.	230,488	59,325,306
Loar Holdings, Inc.*	440,406	37,949,785

		155,555,023

Automobiles — 1.1%
Tesla, Inc.*	254,338	80,793,009

Banks — 6.7%
East West Bancorp, Inc.	319,516	32,264,726
JPMorgan Chase & Co.	494,302	143,303,093
M&T Bank Corp.	212,438	41,210,847
NU Holdings Ltd. (Brazil) (Class A Stock)*	5,835,777	80,066,860
Pinnacle Financial Partners, Inc.	177,363	19,582,649
PNC Financial Services Group, Inc. (The)	845,385	157,596,672
Wintrust Financial Corp.	202,990	25,166,700

		499,191,547

Biotechnology — 2.2%
AbbVie, Inc.	97,957	18,182,778
Amgen, Inc.	331,705	92,615,353
Vertex Pharmaceuticals, Inc.*	114,332	50,900,607

		161,698,738

Broadline Retail — 4.1%
Amazon.com, Inc.*	1,219,545	267,555,977
MercadoLibre, Inc. (Brazil)*	14,806	38,697,406

		306,253,383

Building Products — 1.6%
Johnson Controls International PLC	1,138,443	120,242,350

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	54,904	38,858,306
Houlihan Lokey, Inc.	187,622	33,762,579

		72,620,885

Communications Equipment — 1.5%
Cisco Systems, Inc.	1,656,867	114,953,432

Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	97,491	96,510,241
Walmart, Inc.	1,405,563	137,435,950

		233,946,191

Containers & Packaging — 0.7%
Crown Holdings, Inc.	537,579	55,359,885

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	2,861,008	82,797,571

Electric Utilities — 0.7%
Southern Co. (The)	542,303	49,799,684

Electrical Equipment — 1.3%
AMETEK, Inc.	101,406	18,350,430
GE Vernova, Inc.	106,569	56,390,986
Generac Holdings, Inc.*	148,267	21,233,317

		95,974,733

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	453,071	$23,827,004

Energy Equipment & Services — 0.3%
TechnipFMC PLC (United Kingdom)	644,824	22,207,739

Entertainment — 3.3%
Netflix, Inc.*	85,093	113,950,589
ROBLOX Corp. (Class A Stock)*	228,075	23,993,490
Spotify Technology SA*	48,582	37,278,912
Walt Disney Co. (The)	542,371	67,259,428

		242,482,419

Financial Services — 2.3%
Apollo Global Management, Inc.	197,670	28,043,443
Mastercard, Inc. (Class A Stock)	44,795	25,172,102
Toast, Inc. (Class A Stock)*	1,687,935	74,758,641
Visa, Inc. (Class A Stock)	126,528	44,923,767

		172,897,953

Ground Transportation — 1.3%
Uber Technologies, Inc.*	1,057,466	98,661,578

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	350,652	47,692,179

Health Care Providers & Services — 2.7%
CVS Health Corp.	1,777,753	122,629,402
Encompass Health Corp.	313,533	38,448,552
UnitedHealth Group, Inc.	119,496	37,279,167

		198,357,121

Hotels, Restaurants & Leisure — 0.2%
Dutch Bros, Inc. (Class A Stock)*	267,169	18,266,345

Household Products — 0.6%
Procter & Gamble Co. (The)	274,477	43,729,676

Independent Power & Renewable Electricity Producers — 0.7%
Vistra Corp.	260,704	50,527,042

Industrial Conglomerates — 0.7%
3M Co.	355,672	54,147,505

Industrial REITs — 0.6%
Prologis, Inc.	419,862	44,135,893

Insurance — 7.3%
Axis Capital Holdings Ltd.	297,826	30,920,295
Chubb Ltd.	399,999	115,887,710
Markel Group, Inc.*	26,774	53,477,317
Marsh & McLennan Cos., Inc.	560,553	122,559,308
MetLife, Inc.	1,444,341	116,153,903
Progressive Corp. (The)	322,198	85,981,758
RenaissanceRe Holdings Ltd. (Bermuda)	81,094	19,697,733

		544,678,024

Interactive Media & Services — 8.3%
Alphabet, Inc. (Class A Stock)	1,831,719	322,803,840
Meta Platforms, Inc. (Class A Stock)	406,226	299,831,348

		622,635,188

IT Services — 0.4%
International Business Machines Corp.	104,908	30,924,780

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products — 0.3%
Hasbro, Inc.	268,496	$19,820,375

Machinery — 3.3%
Allison Transmission Holdings, Inc.	400,374	38,031,526
Caterpillar, Inc.	143,685	55,779,954
Gates Industrial Corp. PLC*	1,063,486	24,492,083
Parker-Hannifin Corp.	178,137	124,423,350

		242,726,913

Metals & Mining — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	129,100	18

Multi-Utilities — 1.8%
CenterPoint Energy, Inc.	940,261	34,545,189
NiSource, Inc.	2,383,149	96,136,231

		130,681,420

Office REITs — 0.3%
Cousins Properties, Inc.	771,842	23,178,415

Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy, Inc.	483,562	117,757,018
Chevron Corp.	465,951	66,719,524
Exxon Mobil Corp.	400,182	43,139,619
Shell PLC, ADR	650,930	45,831,981
Williams Cos., Inc. (The)	752,865	47,287,451

		320,735,593

Personal Care Products — 1.4%
Unilever PLC (United Kingdom), ADR(a)	1,669,816	102,142,645

Pharmaceuticals — 2.3%
AstraZeneca PLC (United Kingdom), ADR	1,546,226	108,050,273
Elanco Animal Health, Inc.*	1,409,363	20,125,703
Eli Lilly & Co.	57,294	44,662,392

		172,838,368

Residential REITs — 0.5%
Camden Property Trust	314,718	35,465,571

Semiconductors & Semiconductor Equipment — 10.2%
Broadcom, Inc.	597,596	164,727,337
Lam Research Corp.	357,074	34,757,583
NVIDIA Corp.	3,040,648	480,391,978
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	358,931	81,294,282

		761,171,180

Software — 10.5%
Adobe, Inc.*	246,738	95,457,998
AppLovin Corp. (Class A Stock)*	242,120	84,761,370
Cadence Design Systems, Inc.*	157,900	48,656,885
Docusign, Inc.*	266,351	20,746,079
Microsoft Corp.	1,040,474	517,542,172
Oracle Corp.	84,433	18,459,587

		785,624,091

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs — 0.5%
Gaming & Leisure Properties, Inc.	774,712	$36,163,556

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	238,685	52,957,041
TJX Cos., Inc. (The)	145,876	18,014,227

		70,971,268

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	1,914,439	392,785,450

Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	204,297	56,034,581

Trading Companies & Distributors — 0.3%
Core & Main, Inc. (Class A Stock)*	379,131	22,880,556

TOTAL LONG-TERM INVESTMENTS (cost $4,678,306,722)		7,417,576,877

SHORT-TERM INVESTMENTS — 1.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	44,138,885	44,138,885
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $30,611,988; includes $30,434,519 of cash collateral for securities on loan)(b)(wb)	30,641,131	30,619,683

TOTAL SHORT-TERM INVESTMENTS (cost $74,750,873)		74,758,568

TOTAL INVESTMENTS—100.5% (cost $4,753,057,595)		7,492,335,445
Liabilities in excess of other assets — (0.5)%		(36,522,529)

NET ASSETS — 100.0%		$7,455,812,916

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,373,100; cash collateral of $30,434,519 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$155,555,023	$—	$—
Automobiles	80,793,009	—	—
Banks	499,191,547	—	—
Biotechnology	161,698,738	—	—
Broadline Retail	306,253,383	—	—
Building Products	120,242,350	—	—
Capital Markets	72,620,885	—	—
Communications Equipment	114,953,432	—	—
Consumer Staples Distribution & Retail	233,946,191	—	—
Containers & Packaging	55,359,885	—	—
Diversified Telecommunication Services	82,797,571	—	—
Electric Utilities	49,799,684	—	—
Electrical Equipment	95,974,733	—	—
Electronic Equipment, Instruments & Components	23,827,004	—	—
Energy Equipment & Services	22,207,739	—	—
Entertainment	242,482,419	—	—
Financial Services	172,897,953	—	—
Ground Transportation	98,661,578	—	—
Health Care Equipment & Supplies	47,692,179	—	—
Health Care Providers & Services	198,357,121	—	—
Hotels, Restaurants & Leisure	18,266,345	—	—
Household Products	43,729,676	—	—
Independent Power & Renewable Electricity Producers	50,527,042	—	—
Industrial Conglomerates	54,147,505	—	—
Industrial REITs	44,135,893	—	—
Insurance	544,678,024	—	—
Interactive Media & Services	622,635,188	—	—
IT Services	30,924,780	—	—
Leisure Products	19,820,375	—	—
Machinery	242,726,913	—	—
Metals & Mining	—	—	18
Multi-Utilities	130,681,420	—	—
Office REITs	23,178,415	—	—
Oil, Gas & Consumable Fuels	320,735,593	—	—
Personal Care Products	102,142,645	—	—
Pharmaceuticals	172,838,368	—	—
Residential REITs	35,465,571	—	—
Semiconductors & Semiconductor Equipment	761,171,180	—	—
Software	785,624,091	—	—
Specialized REITs	36,163,556	—	—
Specialty Retail	70,971,268	—	—
Technology Hardware, Storage & Peripherals	392,785,450	—	—
Textiles, Apparel & Luxury Goods	56,034,581	—	—
Trading Companies & Distributors	22,880,556	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$74,758,568	$—	$—

Total	$7,492,335,427	$—	$18

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Software	10.5%
Semiconductors & Semiconductor Equipment	10.2
Interactive Media & Services	8.3
Insurance	7.3
Banks	6.7
Technology Hardware, Storage & Peripherals	5.3
Oil, Gas & Consumable Fuels	4.3
Broadline Retail	4.1
Machinery	3.3
Entertainment	3.3
Consumer Staples Distribution & Retail	3.1
Health Care Providers & Services	2.7
Financial Services	2.3
Pharmaceuticals	2.3
Biotechnology	2.2
Aerospace & Defense	2.1
Multi-Utilities	1.8
Building Products	1.6
Communications Equipment	1.5
Personal Care Products	1.4
Ground Transportation	1.3
Electrical Equipment	1.3
Diversified Telecommunication Services	1.1
Automobiles	1.1
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	1.0

Capital Markets	1.0%
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	0.7
Containers & Packaging	0.7
Industrial Conglomerates	0.7
Independent Power & Renewable Electricity Producers	0.7
Electric Utilities	0.7
Health Care Equipment & Supplies	0.6
Industrial REITs	0.6
Household Products	0.6
Specialized REITs	0.5
Residential REITs	0.5
IT Services	0.4
Electronic Equipment, Instruments & Components	0.3
Office REITs	0.3
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Leisure Products	0.3
Hotels, Restaurants & Leisure	0.2
Metals & Mining	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$29,373,100	$(29,373,100)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $29,373,100:
Unaffiliated investments (cost $4,678,306,722)	$7,417,576,877
Affiliated investments (cost $74,750,873)	74,758,568
Foreign currency, at value (cost $445)	462
Tax reclaim receivable	3,078,640
Dividends receivable	2,051,057
Receivable for investments sold	1,456,567
Receivable for Portfolio shares sold	5,565
Prepaid expenses and other assets	600,603

Total Assets	7,499,528,339

LIABILITIES
Payable to broker for collateral for securities on loan	30,434,519
Payable for investments purchased	6,771,041
Management fee payable.	2,564,343
Payable for Portfolio shares purchased	2,253,873
Payable to affiliate	1,388,388
Accrued expenses and other liabilities	277,596
Distribution fee payable	16,932
Administration fee payable.	7,216
Affiliated transfer agent fee payable	1,515

Total Liabilities	43,715,423

NET ASSETS	$7,455,812,916

Net assets were comprised of:
Partners’ Equity	$7,455,812,916

Class I:
Net asset value and redemption price per share, $7,371,008,173 / 56,052,366 outstanding shares of beneficial interest	$131.50

Class II:
Net asset value and redemption price per share, $60,285,593 / 476,841 outstanding shares of beneficial interest.	$126.43

Class III:
Net asset value and redemption price per share, $24,519,150 / 188,415 outstanding shares of beneficial interest.	$130.13

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $91,641 foreign withholding tax, of which $34,182 is reimbursable by an affiliate)	$42,461,257
Affiliated dividend income	1,228,443
Affiliated income from securities lending, net	49,953

Total income	43,739,653

EXPENSES
Management fee	15,130,548
Distribution fee—Class II	61,616
Distribution fee—Class III	15,149
Administration fee—Class II	36,970
Custodian and accounting fees	171,345
Shareholders’ reports	85,864
Trustees’ fees	56,463
Professional fees	50,870
Audit fee.	15,785
Transfer agent’s fees and expenses (including affiliated expense of $5,087)	5,922
Miscellaneous	79,718

Total expenses	15,710,250
Less: Fee waivers and/or expense reimbursement	(182,923)

Net expenses	15,527,327

NET INVESTMENT INCOME (LOSS)	28,212,326

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,180))	250,325,089
Foreign currency transactions	8,365

250,333,454

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(20,261))	250,227,789
Foreign currencies	19,759

250,247,548

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	500,581,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$528,793,328

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$28,212,326	$48,803,129
Net realized gain (loss) on investment and foreign currency transactions	250,333,454	968,484,103
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	250,247,548	432,513,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	528,793,328	1,449,800,508

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	4,939,371	101,159,472
Net asset value of shares issued in merger	466,292,620	—
Portfolio shares purchased	(276,546,121)	(505,102,237)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	194,685,870	(403,942,765)

TOTAL INCREASE (DECREASE)	723,479,198	1,045,857,743
NET ASSETS:
Beginning of period	6,732,333,718	5,686,475,975

End of period	$7,455,812,916	$6,732,333,718

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$122.98		$97.36	$73.47	$98.09	$81.50	$63.18

Income (Loss) From Investment Operations:
Net investment income (loss)	0.51		0.87	0.77	0.76	0.40	0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.01		24.75	23.12	(25.38)	16.19	17.79

Total from investment operations	8.52		25.62	23.89	(24.62)	16.59	18.32

Net Asset Value, end of period	$131.50		$122.98	$97.36	$73.47	$98.09	$81.50

Total Return(c)	6.94%		26.32%	32.52%	(25.10)%	20.36%	29.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,371.0		$6,684.1	$5,644.6	$4,482.9	$6,379.2	$5,672.4
Average net assets (in millions)	$6,718.5		$6,310.9	$5,012.2	$5,044.7	$6,084.1	$4,776.8
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.46	%(e)	0.46%	0.46%	0.46%	0.46%	0.47%
Expenses before waivers and/or expense reimbursement	0.47	%(e)	0.46%	0.46%	0.46%	0.46%	0.47%
Net investment income (loss)	0.84	%(e)	0.77%	0.90%	0.95%	0.45%	0.80%
Portfolio turnover rate(f)	49%		102%	77%	22%	29%	62%

Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$118.47		$94.17	$71.35		$95.64	$79.78	$62.09

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.40	(0.01	)(b)	0.43	0.04	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.71		23.90	22.83		(24.72)	15.82	17.43

Total from investment operations	7.96		24.30	22.82		(24.29)	15.86	17.69

Net Asset Value, end of period	$126.43		$118.47	$94.17		$71.35	$95.64	$79.78

Total Return(c)	6.72%		25.80%	31.98%		(25.40)%	19.88%	28.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$60.3		$44.6	$39.1		$1.6	$2.3	$2.0
Average net assets (in millions)	$49.7		$43.3	$4.1		$1.8	$2.2	$1.7
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement .	0.86	%(e)	0.86%	0.85%		0.86%	0.86%	0.87%
Expenses before waivers and/or expense reimbursement.	0.87	%(e)	0.86%	0.85%		0.86%	0.86%	0.87%
Net investment income (loss)	0.42	%(e)	0.37%	(0.01)%		0.55%	0.04%	0.40%
Portfolio turnover rate(f)	49%		102%	77%		22%	29%	62%

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2025					April 26, 2021(g) through December 31, 2021
			Year Ended December 31,
			2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$121.85		$96.71	$73.16	$97.92	$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.59	0.52	0.58	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.98		24.55	23.03	(25.34)	10.06

Total from investment operations	8.28		25.14	23.55	(24.76)	10.18

Net Asset Value, end of period	$130.13		$121.85	$96.71	$73.16	$97.92

Total Return(c)	6.80%		26.00%	32.19%	(25.29)%	11.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.5		$3.6	$2.7	$0.9	$0.6
Average net assets (in millions)	$12.2		$3.4	$1.4	$0.8	$0.2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.71%	0.71%	0.71%	0.70	%(h)
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.71%	0.71%	0.71%	0.70	%(h)
Net investment income (loss)	0.48	%(e)	0.52%	0.61%	0.74%	0.18	%(h)
Portfolio turnover rate(f)	49%		102%	77%	22%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 4.1%
Axon Enterprise, Inc.*	31,341	$25,948,468
Boeing Co. (The)*	479,595	100,489,540
General Electric Co.	233,189	60,020,517

		186,458,525

Automobiles — 2.1%
Tesla, Inc.*	299,220	95,050,225

Biotechnology — 2.1%
Vertex Pharmaceuticals, Inc.*	212,830	94,751,916

Broadline Retail — 8.6%
Amazon.com, Inc.*	1,520,816	333,651,822
MercadoLibre, Inc. (Brazil)*	21,337	55,767,024

		389,418,846

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	36,579	25,888,787
KKR & Co., Inc.	105,576	14,044,775
LPL Financial Holdings, Inc.	55,752	20,905,328
Moody’s Corp.	57,746	28,964,816

		89,803,706

Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	95,418	94,458,095
Walmart, Inc.	899,797	87,982,151

		182,440,246

Electric Utilities — 1.5%
Constellation Energy Corp.	206,160	66,540,202

Entertainment — 8.4%
Netflix, Inc.*	170,050	227,719,057
Spotify Technology SA*	78,269	60,058,934
Walt Disney Co. (The)	735,564	91,217,292

		378,995,283

Financial Services — 4.9%
Mastercard, Inc. (Class A Stock)	233,127	131,003,386
Visa, Inc. (Class A Stock)	255,112	90,577,516

		221,580,902

Ground Transportation — 1.2%
Uber Technologies, Inc.*	591,465	55,183,684

Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.*	105,112	11,290,080
Dexcom, Inc.*	432,215	37,728,047
Edwards Lifesciences Corp.*	517,363	40,462,960
Intuitive Surgical, Inc.*	90,792	49,337,281

		138,818,368

Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. (Class A Stock)*	159,539	21,113,391
Cava Group, Inc.*	117,671	9,911,428
Hilton Worldwide Holdings, Inc.	204,381	54,434,836
Starbucks Corp.	182,528	16,725,041

		102,184,696

	Shares	Value
COMMON STOCKS (continued)
Insurance — 0.9%
Progressive Corp. (The)	148,669	$39,673,809
Interactive Media & Services — 9.1%
Alphabet, Inc. (Class A Stock)	416,430	73,387,459
Alphabet, Inc. (Class C Stock)	413,536	73,357,151
Meta Platforms, Inc. (Class A Stock)	358,806	264,831,120

		411,575,730

IT Services — 1.6%
Shopify, Inc. (Canada) (Class A Stock)*	201,230	23,211,881
Snowflake, Inc. (Class A Stock)*	213,268	47,722,980

		70,934,861

Media — 0.8%
Trade Desk, Inc. (The) (Class A Stock)*	491,137	35,356,953

Pharmaceuticals — 4.4%
AstraZeneca PLC (United Kingdom), ADR	273,840	19,135,939
Eli Lilly & Co.	170,041	132,552,061
Novo Nordisk A/S (Denmark), ADR(a)	695,604	48,010,588

		199,698,588

Semiconductors & Semiconductor Equipment — 16.8%
Broadcom, Inc.	799,158	220,287,903
NVIDIA Corp.	2,701,558	426,819,148
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	287,838	65,192,429
Texas Instruments, Inc.	217,030	45,059,768

		757,359,248

Software — 13.4%
AppLovin Corp. (Class A Stock)*	66,544	23,295,724
Cadence Design Systems, Inc.*	262,214	80,801,244
Crowdstrike Holdings, Inc. (Class A Stock)*	160,112	81,546,643
Datadog, Inc. (Class A Stock)*	195,730	26,292,411
HubSpot, Inc.*	34,126	18,995,555
Microsoft Corp.	578,031	287,518,400
Salesforce, Inc.	65,880	17,964,817
ServiceNow, Inc.*	66,818	68,694,249

		605,109,043

Specialty Retail — 2.4%
Industria de Diseno Textil SA (Spain)	430,524	22,459,039
O’Reilly Automotive, Inc.*	554,880	50,011,334
TJX Cos., Inc. (The)	288,734	35,655,762

		108,126,135

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	933,582	191,543,019

Textiles, Apparel & Luxury Goods — 1.4%
adidas AG (Germany)	145,226	33,900,094
NIKE, Inc. (Class B Stock)	437,835	31,103,798

		65,003,892

TOTAL LONG-TERM INVESTMENTS (cost $1,937,957,931)		4,485,607,877

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	37,656,825	$37,656,825
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $46,361,767; includes $46,186,876 of cash collateral for securities on loan)(b)(wb)	46,398,790	46,366,310

TOTAL SHORT-TERM INVESTMENTS (cost $84,018,592)		84,023,135

TOTAL INVESTMENTS—101.2% (cost $2,021,976,523)		4,569,631,012
Liabilities in excess of other assets — (1.2)%		(53,987,971)

NET ASSETS — 100.0%		$4,515,643,041

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,608,416; cash collateral of $46,186,876 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$186,458,525	$—	$—
Automobiles	95,050,225	—	—
Biotechnology.	94,751,916	—	—
Broadline Retail	389,418,846	—	—
Capital Markets	89,803,706	—	—
Consumer Staples Distribution & Retail	182,440,246	—	—
Electric Utilities.	66,540,202	—	—
Entertainment	378,995,283	—	—
Financial Services	221,580,902	—	—
Ground Transportation	55,183,684	—	—
Health Care Equipment & Supplies	138,818,368	—	—
Hotels, Restaurants & Leisure	102,184,696	—	—
Insurance	39,673,809	—	—
Interactive Media & Services	411,575,730	—	—
IT Services	70,934,861	—	—
Media.	35,356,953	—	—
Pharmaceuticals	199,698,588	—	—
Semiconductors & Semiconductor Equipment	757,359,248	—	—
Software	605,109,043	—	—
Specialty Retail	85,667,096	22,459,039	—
Technology Hardware, Storage & Peripherals.	191,543,019	—	—
Textiles, Apparel & Luxury Goods	31,103,798	33,900,094	—

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$84,023,135	$—	$—

Total	$4,513,271,879	$56,359,133	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Semiconductors & Semiconductor Equipment	16.8%
Software	13.4
Interactive Media & Services	9.1
Broadline Retail	8.6
Entertainment	8.4
Financial Services	4.9
Pharmaceuticals	4.4
Technology Hardware, Storage & Peripherals	4.2
Aerospace & Defense	4.1
Consumer Staples Distribution & Retail	4.0
Health Care Equipment & Supplies	3.1
Specialty Retail	2.4
Hotels, Restaurants & Leisure	2.3
Automobiles	2.1
Biotechnology	2.1

Capital Markets	2.0%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	1.9
IT Services	1.6
Electric Utilities	1.5
Textiles, Apparel & Luxury Goods	1.4
Ground Transportation	1.2
Insurance	0.9
Media	0.8

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$45,608,416	$(45,608,416)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $45,608,416:
Unaffiliated investments (cost $1,937,957,931).	$4,485,607,877
Affiliated investments (cost $84,018,592)	84,023,135
Dividends receivable	795,448
Tax reclaim receivable	357,046
Receivable for Portfolio shares sold	30,931
Prepaid expenses and other assets	5,725

Total Assets	4,570,820,162

LIABILITIES
Payable to broker for collateral for securities on loan	46,186,876
Payable for investments purchased	4,526,350
Management fee payable.	2,143,360
Payable for Portfolio shares purchased	1,877,660
Accrued expenses and other liabilities	326,319
Payable to affiliate	106,446
Distribution fee payable	6,893
Administration fee payable.	1,702
Affiliated transfer agent fee payable	1,515

Total Liabilities	55,177,121

NET ASSETS	$4,515,643,041

Net assets were comprised of:
Partners’ Equity	$4,515,643,041

Class I:
Net asset value and redemption price per share, $4,480,869,953 / 22,536,142 outstanding shares of beneficial interest	$198.83

Class II:
Net asset value and redemption price per share, $14,310,937 / 77,049 outstanding shares of beneficial interest.	$185.74

Class III:
Net asset value and redemption price per share, $20,462,151 / 103,999 outstanding shares of beneficial interest.	$196.75

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $358,457 foreign withholding tax)	$9,435,683
Affiliated dividend income	1,358,663
Income from securities lending, net (including affiliated income of $22,297)	35,006

Total income	10,829,352

EXPENSES
Management fee.	11,581,792
Distribution fee—Class II	16,385
Distribution fee—Class III	20,806
Administration fee—Class II	9,831
Custodian and accounting fees	108,638
Shareholders’ reports	51,641
Trustees’ fees	32,903
Professional fees	29,960
Audit fee.	15,785
Transfer agent’s fees and expenses (including affiliated expense of $5,087)	5,922
Miscellaneous	48,338

Total expenses	11,922,001
Less: Fee waivers and/or expense reimbursement	(136,037)

Net expenses	11,785,964

NET INVESTMENT INCOME (LOSS)	(956,612)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,299))	79,966,689
Foreign currency transactions	(14,170)

79,952,519

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,543)	286,240,350
Foreign currencies	790

286,241,140

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	366,193,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$365,237,047

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(956,612)	$(4,533,230)
Net realized gain (loss) on investment and foreign currency transactions	79,952,519	419,163,706
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	286,241,140	514,431,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	365,237,047	929,062,334

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	109,806,266	46,807,146
Net asset value of shares issued in merger [2,377,171 and 0 shares, respectively]	386,185,687	—
Portfolio shares purchased	(153,195,116)	(257,299,190)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	342,796,837	(210,492,044)

TOTAL INCREASE (DECREASE)	708,033,884	718,570,290
NET ASSETS:
Beginning of period	3,807,609,157	3,089,038,867

End of period.	$4,515,643,041	$3,807,609,157

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$185.41		$141.67	$92.29	$147.90	$127.49	$81.62

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.21)	0.05	(0.01)	(0.45)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.46		43.95	49.33	(55.60)	20.86	46.00

Total from investment operations	13.42		43.74	49.38	(55.61)	20.41	45.87

Net Asset Value, end of period	$198.83		$185.41	$141.67	$92.29	$147.90	$127.49

Total Return(c)	7.24%		30.88%	53.51%	(37.60)%	16.01%	56.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,481		$3,778	$3,065	$2,111	$3,566	$3,260
Average net assets (in millions)	$3,863		$3,499	$2,635	$2,537	$3,435	$2,606
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.61	%(e)	0.62%	0.62%	0.62%	0.61%	0.62%
Expenses before waivers and/or expense reimbursement	0.62	%(e)	0.62%	0.62%	0.62%	0.61%	0.62%
Net investment income (loss)	(0.05	)%(e)	(0.13)%	0.04%	(0.01)%	(0.32)%	(0.13)%
Portfolio turnover rate(f)	19%		31%	32%	32%	40%	56%

Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$173.55		$133.14	$87.07		$140.11	$121.26	$77.94

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.38)		(0.82)	(0.37	)(b)	(0.43)	(0.95)	(0.49)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.57		41.23	46.44		(52.61)	19.80	43.81

Total from investment operations	12.19		40.41	46.07		(53.04)	18.85	43.32

Net Asset Value, end of period	$185.74		$173.55	$133.14		$87.07	$140.11	$121.26

Total Return(c)	7.02%		30.35%	52.89%		(37.85)%	15.55%	55.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14		$14	$12		$43	$82	$88
Average net assets (in millions)	$13		$13	$36		$55	$85	$72
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.01	%(e)	1.02%	1.02%		1.02%	1.01%	1.02%
Expenses before waivers and/or expense reimbursement	1.02	%(e)	1.02%	1.02%		1.02%	1.01%	1.02%
Net investment income (loss)	(0.45	)%(e)	(0.53)%	(0.35)%		(0.42)%	(0.72)%	(0.53)%
Portfolio turnover rate(f)	19%		31%	32%		32%	40%	56%

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2025						April 26, 2021(g) through December 31, 2021
			Year Ended December 31,
			2024	2023		2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$183.70		$140.72	$91.90		$147.64	$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.27)		(0.62)	(0.25	)(b)	(0.24)	(0.59)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.32		43.60	49.07		(55.50)	15.24

Total from investment operations	13.05		42.98	48.82		(55.74)	14.65

Net Asset Value, end of period	$196.75		$183.70	$140.72		$91.90	$147.64

Total Return(c)	7.10%		30.54%	53.12%		(37.75)%	11.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20		$16	$12		$6	$5
Average net assets (in millions)	$17		$14	$9		$6	$2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.86	%(e)	0.87%	0.87%		0.86%	0.86	%(h)
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.87%	0.87%		0.86%	0.86	%(h)
Net investment income (loss)	(0.30	)%(e)	(0.38)%	(0.21)%		(0.23)%	(0.58	)%(h)
Portfolio turnover rate(f)	19%		31%	32%		32%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 7.9%
Airbus SE (France)	126,402	$26,443,393
Boeing Co. (The)*	130,575	27,359,380
General Electric Co.	129,356	33,294,941
Northrop Grumman Corp.	50,763	25,380,485
RTX Corp.	267,968	39,128,687

		151,606,886

Automobiles — 1.6%
General Motors Co.	613,098	30,170,553

Banks — 11.9%
Bank of America Corp.	881,136	41,695,356
JPMorgan Chase & Co.	329,152	95,424,456
M&T Bank Corp.	121,087	23,489,667
PNC Financial Services Group, Inc. (The)	204,933	38,203,610
Truist Financial Corp.	690,510	29,685,025

		228,498,114

Beverages — 1.0%
PepsiCo, Inc.	143,330	18,925,293

Biotechnology — 2.3%
AbbVie, Inc.	136,716	25,377,224
Amgen, Inc.(a)	68,907	19,239,523

		44,616,747

Broadline Retail — 1.5%
Amazon.com, Inc.*	131,689	28,891,250

Building Products — 1.8%
Johnson Controls International PLC	330,929	34,952,721

Capital Markets — 3.5%
Blackstone, Inc	120,284	17,992,081
Goldman Sachs Group, Inc. (The)	70,298	49,753,409

		67,745,490

Chemicals — 2.9%
DuPont de Nemours, Inc.	287,184	19,697,950
Linde PLC	75,966	35,641,728

		55,339,678

Communications Equipment — 2.6%
Cisco Systems, Inc.	703,512	48,809,663

Consumer Staples Distribution & Retail — 3.4%
Walmart, Inc.	672,041	65,712,169

Electric Utilities — 0.7%
PG&E Corp.	892,636	12,443,346

Electronic Equipment, Instruments & Components — 0.0%
Ralliant Corp.*	10	485

Entertainment — 2.1%
Walt Disney Co. (The)	327,311	40,589,837

Ground Transportation — 1.4%
Union Pacific Corp.	118,744	27,320,619

Health Care Providers & Services — 2.6%
CVS Health Corp.	528,711	36,470,485

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	43,200	$13,477,104

		49,947,589

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	93,927	27,442,652

Household Durables — 1.3%
Toll Brothers, Inc.	210,537	24,028,588

Industrial Conglomerates — 1.7%
3M Co.	218,268	33,229,120

Industrial REITs — 1.0%
Prologis, Inc.	188,862	19,853,173

Insurance — 5.2%
Chubb Ltd.	100,549	29,131,056
Marsh & McLennan Cos., Inc.	154,927	33,873,239
MetLife, Inc.	453,659	36,483,257

		99,487,552

Interactive Media & Services — 2.9%
Alphabet, Inc. (Class A Stock)	109,839	19,356,927
Meta Platforms, Inc. (Class A Stock)	48,499	35,796,627

		55,153,554

Machinery — 2.4%
Fortive Corp.	226,281	11,796,028
Parker-Hannifin Corp.	48,210	33,673,239

		45,469,267

Multi-Utilities — 5.5%
CenterPoint Energy, Inc.	961,085	35,310,263
NiSource, Inc.	1,254,746	50,616,454
Public Service Enterprise Group, Inc.	228,431	19,229,321

		105,156,038

Oil, Gas & Consumable Fuels — 9.1%
Cheniere Energy, Inc.	112,770	27,461,750
Chevron Corp.(a)	129,774	18,582,339
Exxon Mobil Corp.	493,246	53,171,919
Shell PLC, ADR	391,587	27,571,641
Williams Cos., Inc. (The)	742,359	46,627,569

		173,415,218

Personal Care Products — 1.4%
Unilever PLC (United Kingdom), ADR	446,199	27,293,993

Pharmaceuticals — 3.9%
AstraZeneca PLC (United Kingdom), ADR	342,751	23,951,440
Eli Lilly & Co.	34,557	26,938,218
Roche Holding AG, ADR(a)	583,709	23,791,979

		74,681,637

Residential REITs — 1.8%
Camden Property Trust	302,284	34,064,384

Semiconductors & Semiconductor Equipment — 3.8%
Broadcom, Inc.	78,134	21,537,637
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	113,499	25,706,388

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	119,814	$24,875,783

		72,119,808

Software — 5.2%
Microsoft Corp.	85,287	42,422,607
Oracle Corp.	137,954	30,160,883
Salesforce, Inc.	99,713	27,190,738

		99,774,228

Specialized REITs — 1.5%
Gaming & Leisure Properties, Inc.	600,136	28,014,348

Specialty Retail — 1.2%
Lowe’s Cos., Inc.	101,704	22,565,066

Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc. (Class C Stock)	198,137	24,291,596

Trading Companies & Distributors — 0.7%
United Rentals, Inc.	17,837	13,438,396

TOTAL LONG-TERM INVESTMENTS (cost $1,204,520,102)		1,885,049,058

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	23,512,383	23,512,383
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $52,122,734; includes $51,917,904 of cash collateral for securities on loan)(b)(wb)	52,166,923	52,130,407

TOTAL SHORT-TERM INVESTMENTS (cost $75,635,117)		75,642,790

TOTAL INVESTMENTS—102.5% (cost $1,280,155,219)		1,960,691,848
Liabilities in excess of other assets — (2.5)%		(47,963,379)

NET ASSETS — 100.0%		$1,912,728,469

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,639,241; cash collateral of $51,917,904 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$125,163,493	$26,443,393	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Automobiles	$30,170,553	$—	$—
Banks	228,498,114	—	—
Beverages	18,925,293	—	—
Biotechnology	44,616,747	—	—
Broadline Retail	28,891,250	—	—
Building Products	34,952,721	—	—
Capital Markets	67,745,490	—	—
Chemicals	55,339,678	—	—
Communications Equipment	48,809,663	—	—
Consumer Staples Distribution & Retail	65,712,169	—	—
Electric Utilities	12,443,346	—	—
Electronic Equipment, Instruments & Components	485	—	—
Entertainment	40,589,837	—	—
Ground Transportation	27,320,619	—	—
Health Care Providers & Services	49,947,589	—	—
Hotels, Restaurants & Leisure	27,442,652	—	—
Household Durables	24,028,588	—	—
Industrial Conglomerates	33,229,120	—	—
Industrial REITs	19,853,173	—	—
Insurance	99,487,552	—	—
Interactive Media & Services	55,153,554	—	—
Machinery	45,469,267	—	—
Multi-Utilities	105,156,038	—	—
Oil, Gas & Consumable Fuels	173,415,218	—	—
Personal Care Products	27,293,993	—	—
Pharmaceuticals	74,681,637	—	—
Residential REITs	34,064,384	—	—
Semiconductors & Semiconductor Equipment	72,119,808	—	—
Software	99,774,228	—	—
Specialized REITs	28,014,348	—	—
Specialty Retail	22,565,066	—	—
Technology Hardware, Storage & Peripherals	24,291,596	—	—
Trading Companies & Distributors	13,438,396	—	—
Short-Term Investments
Affiliated Mutual Funds	75,642,790	—	—

Total	$1,934,248,455	$26,443,393	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Banks	11.9%
Oil, Gas & Consumable Fuels	9.1
Aerospace & Defense	7.9
Multi-Utilities	5.5
Software	5.2
Insurance	5.2
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	4.0
Pharmaceuticals	3.9
Semiconductors & Semiconductor Equipment	3.8
Capital Markets	3.5
Consumer Staples Distribution & Retail	3.4
Chemicals	2.9
Interactive Media & Services	2.9

Health Care Providers & Services	2.6%
Communications Equipment	2.6
Machinery	2.4
Biotechnology	2.3
Entertainment	2.1
Building Products	1.8
Residential REITs	1.8
Industrial Conglomerates	1.7
Automobiles	1.6
Broadline Retail	1.5
Specialized REITs	1.5
Hotels, Restaurants & Leisure	1.4
Ground Transportation	1.4
Personal Care Products	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Technology Hardware, Storage & Peripherals	1.3%
Household Durables	1.3
Specialty Retail	1.2
Industrial REITs	1.0
Beverages	1.0
Trading Companies & Distributors	0.7
Electric Utilities	0.7

Electronic Equipment, Instruments & Components	0.0 *%

102.5
Liabilities in excess of other assets	(2.5)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount

Securities on Loan	$50,639,241	$(50,639,241)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $50,639,241:
Unaffiliated investments (cost $1,204,520,102)	$1,885,049,058
Affiliated investments (cost $75,635,117)	75,642,790
Receivable for investments sold	3,608,258
Dividends receivable	908,383
Tax reclaim receivable	700,375
Receivable for Portfolio shares sold	30,789
Prepaid expenses and other assets	157,572

Total Assets	1,966,097,225

LIABILITIES
Payable to broker for collateral for securities on loan	51,917,904
Management fee payable	612,640
Payable for Portfolio shares purchased	337,419
Accrued expenses and other liabilities	296,153
Payable to affiliate	198,027
Distribution fee payable	3,704
Affiliated transfer agent fee payable	1,515
Administration fee payable	1,394

Total Liabilities	53,368,756

NET ASSETS	$1,912,728,469

Net assets were comprised of:
Partners’ Equity	$1,912,728,469

Class I:
Net asset value and redemption price per share, $1,894,168,900 / 29,445,437 outstanding shares of beneficial interest	$64.33

Class II:
Net asset value and redemption price per share, $11,577,376 / 187,861 outstanding shares of beneficial interest	$61.63

Class III:
Net asset value and redemption price per share, $6,982,193 / 109,678 outstanding shares of beneficial interest	$63.66

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $94,863 foreign withholding tax, of which $5,595 is reimbursable by an affiliate)	$19,192,050
Affiliated dividend income	906,633
Affiliated income from securities lending, net	43,669

Total income	20,142,352

EXPENSES
Management fee	3,565,906
Distribution fee—Class II	14,109
Distribution fee—Class III	7,380
Administration fee—Class II	8,466
Custodian and accounting fees	59,037
Shareholders’ reports	40,219
Professional fees	19,262
Trustees’ fees	17,964
Audit fee	15,785
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	28,472

Total expenses	3,782,522

NET INVESTMENT INCOME (LOSS)	16,359,830

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,362))	90,705,601
Foreign currency transactions	(7,178)

90,698,423

Net change in unrealized appreciation (depreciation) on:
investments (including affiliated of $6,223)	(8,625,416)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	82,073,007

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,432,837

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,359,830	$30,726,427
Net realized gain (loss) on investment and foreign currency transactions	90,698,423	148,144,061
Net change in unrealized appreciation (depreciation) on investments	(8,625,416)	140,189,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,432,837	319,059,650

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	97,827,999	36,344,201
Portfolio shares purchased	(74,713,719)	(131,319,778)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	23,114,280	(94,975,577)

TOTAL INCREASE (DECREASE)	121,547,117	224,084,073
NET ASSETS:
Beginning of period	1,791,181,352	1,567,097,279

End of period.	$1,912,728,469	$1,791,181,352

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$61.15		$50.55	$43.88	$47.64	$37.28	$35.99

Income (Loss) From Investment Operations:
Net investment income (loss)	0.56		1.03	0.85	0.74	0.61	0.66
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.62		9.57	5.82	(4.50)	9.75	0.63

Total from investment operations	3.18		10.60	6.67	(3.76)	10.36	1.29

Net Asset Value, end of period	$64.33		$61.15	$50.55	$43.88	$47.64	$37.28

Total Return(b)	5.20%		20.97%	15.20%	(7.89)%	27.79%	3.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,894.2		$1,774.0	$1,553.8	$1,431.5	$1,646.0	$1,371.2
Average net assets (in millions)	$1,780.4		$1,693.3	$1,451.0	$1,479.3	$1,543.8	$1,236.8
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42	%(d)	0.42%	0.42%	0.42%	0.42%	0.43%
Expenses before waivers and/or expense reimbursement	0.42	%(d)	0.42%	0.42%	0.42%	0.42%	0.43%
Net investment income (loss)	1.84	%(d)	1.80%	1.85%	1.68%	1.40%	2.03%
Portfolio turnover rate(e)	24%		23%	33%	23%	17%	32%

Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$58.70		$48.72	$42.46	$46.28	$36.36	$35.25

Income (Loss) From Investment Operations:
Net investment income (loss)	0.42		0.77	0.64	0.55	0.42	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.51		9.21	5.62	(4.37)	9.50	0.60

Total from investment operations	2.93		9.98	6.26	(3.82)	9.92	1.11

Net Asset Value, end of period	$61.63		$58.70	$48.72	$42.46	$46.28	$36.36

Total Return(b)	4.99%		20.48%	14.74%	(8.25)%	27.28%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.6		$11.7	$10.0	$9.2	$10.7	$9.0
Average net assets (in millions)	$11.4		$11.1	$9.4	$9.5	$10.1	$7.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.82%	0.82%	0.82%	0.82%	0.83%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.82%	0.82%	0.82%	0.82%	0.83%
Net investment income (loss)	1.44	%(d)	1.40%	1.45%	1.28%	1.00%	1.62%
Portfolio turnover rate(e)	24%		23%	33%	23%	17%	32%

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2025		Year Ended December 31,			April 26, 2021(f) through December 31, 2021
			2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$60.59		$50.22	$43.70	$47.56	$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.48		0.87	0.72	0.62	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	2.59		9.50	5.80	(4.48)	4.50

Total from investment operations	3.07		10.37	6.52	(3.86)	4.79

Net Asset Value, end of period	$63.66		$60.59	$50.22	$43.70	$47.56

Total Return(b)	5.07%		20.65%	14.92%	(8.12)%	11.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.0		$5.4	$3.4	$2.6	$1.0
Average net assets (in millions)	$6.0		$4.1	$2.6	$1.7	$0.4
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.67%	0.67%	0.67%	0.66	%(g)
Expenses before waivers and/or expense reimbursement	0.67	%(d)	0.67%	0.67%	0.67%	0.66	%(g)
Net investment income (loss)	1.59	%(d)	1.53%	1.58%	1.41%	0.92	%(g)
Portfolio turnover rate(e)	24%		23%	33%	23%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests. (d) Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher. (f) Commencement of offering.

(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.0%
AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 12 ETF - January*	705	$21,294
PGIM S&P 500 Buffer 12 ETF - February*	723	21,288
PGIM S&P 500 Buffer 12 ETF - March*	713	21,264
PGIM S&P 500 Buffer 12 ETF - April*	753	21,182
PGIM S&P 500 Buffer 12 ETF - May*	724	21,192
PGIM S&P 500 Buffer 12 ETF - June*	739	21,233
PGIM S&P 500 Buffer 12 ETF - July*	749	21,583
PGIM S&P 500 Buffer 12 ETF - August*	743	21,327
PGIM S&P 500 Buffer 12 ETF - September*	755	21,334
PGIM S&P 500 Buffer 12 ETF - October*	759	21,366
PGIM S&P 500 Buffer 12 ETF - November*	746	21,272
PGIM S&P 500 Buffer 12 ETF - December*	768	21,305

TOTAL LONG-TERM INVESTMENTS (cost $249,964)		255,640

	Shares	Value

SHORT-TERM INVESTMENT — 0.0%
AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.508%) (cost $153)	153	$153

TOTAL INVESTMENTS—100.0% (cost $250,117)(wa)		255,793
Liabilities in excess of other assets — (0.0)%		(71)

NET ASSETS — 100.0%		$255,722

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$255,640	$—	$—
Short-Term Investment
Affiliated Mutual Fund	153	—	—

Total	$255,793	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Exchange-Traded Funds	100.0%
Affiliated Mutual Fund	0.0	*

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $250,117)	$255,793
Due from Manager	6,679

Total Assets	262,472

LIABILITIES
Custodian and accounting fees payable	2,737
Audit fee payable	918
Professional fees payable	918
Shareholders’ reports payable	735
Fund data services payable	508
Transfer agent’s fees and expenses payable	429
Trustees’ fees payable	306
Accrued expenses and other liabilities	178
Distribution fee payable	21

Total Liabilities	6,750

NET ASSETS	$255,722

Net assets were comprised of:
Partners’ Equity	$255,722

Class III:
Net asset value and redemption price per share, $255,722 / 25,000 outstanding shares of beneficial interest	$10.23

STATEMENT OF OPERATIONS (unaudited)

For the Period June 18, 2025(a) through June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$117

EXPENSES
Management fee	41
Distribution fee—Class III	21
Custodian and accounting fees	2,737
Audit fee	918
Professional fees	918
Shareholders’ reports	735
Fund data services	508
Transfer agent’s fees and expenses	429
Trustees’ fees	306
Miscellaneous	178

Total expenses	6,791
Less: Fee waivers and/or expense reimbursement	(6,720)

Net expenses	71

NET INVESTMENT INCOME (LOSS)	46

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	5,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,722

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

June 18, 2025(a) through June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$46
Net change in unrealized appreciation (depreciation) on investments	5,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,722

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	250,000

TOTAL INCREASE (DECREASE)	255,722
NET ASSETS:
Beginning of period	—

End of period	$255,722

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	June 18, 2025(a) through June 30, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)
Net realized and unrealized gain (loss) on investment transactions	0.23

Total from investment operations	0.23

Net Asset Value, end of period	$10.23

Total Return(d)	2.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3
Average net assets (in millions)	$0.3
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)
Expenses before waivers and/or expense reimbursement	71.27	%(f)
Net investment income (loss)	0.56	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 20 ETF - January*	728	$21,178
PGIM S&P 500 Buffer 20 ETF - February*	741	21,200
PGIM S&P 500 Buffer 20 ETF - March*	734	21,171
PGIM S&P 500 Buffer 20 ETF - April*	761	21,105
PGIM S&P 500 Buffer 20 ETF - May*	733	21,079
PGIM S&P 500 Buffer 20 ETF - June*	742	21,138
PGIM S&P 500 Buffer 20 ETF - July*	745	21,158
PGIM S&P 500 Buffer 20 ETF - August*	753	21,211
PGIM S&P 500 Buffer 20 ETF - September*	762	21,166
PGIM S&P 500 Buffer 20 ETF - October*	767	21,209
PGIM S&P 500 Buffer 20 ETF - November*	756	21,141
PGIM S&P 500 Buffer 20 ETF - December*	774	21,223

TOTAL LONG-TERM INVESTMENTS (cost $249,956)		253,979

	Shares	Value
SHORT-TERM INVESTMENT — 0.0%
AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.508%) (cost $111)	111	$111

TOTAL INVESTMENTS—100.0% (cost $250,067)(wa)		254,090
Liabilities in excess of other assets — (0.0)%		(70)

NET ASSETS — 100.0%		$254,020

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$253,979	$—	$—
Short-Term Investment
Affiliated Mutual Fund	111	—	—

Total	$254,090	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Exchange-Traded Funds	100.0%
Affiliated Mutual Fund	0.0	*

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $250,067)	$254,090
Due from Manager	6,679

Total Assets	260,769

LIABILITIES
Custodian and accounting fees payable	2,737
Audit fee payable	918
Professional fees payable	918
Shareholders’ reports payable	735
Fund data services payable	508
Transfer agent’s fees and expenses payable	428
Trustees’ fees payable.	306
Accrued expenses and other liabilities	178
Distribution fee payable	21

Total Liabilities	6,749

NET ASSETS	$254,020

Net assets were comprised of:
Partners’ Equity	$254,020

Class III:
Net asset value and redemption price per share, $254,020 / 25,000 outstanding shares of beneficial interest	$10.16

STATEMENT OF OPERATIONS (unaudited)

For the Period June 18, 2025(a) through June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$67

EXPENSES
Management fee	41
Distribution fee—Class III	21
Custodian and accounting fees	2,737
Audit fee	918
Professional fees	918
Shareholders’ reports	735
Fund data services	508
Transfer agent’s fees and expenses	429
Trustees’ fees	306
Miscellaneous	177

Total expenses	6,790
Less: Fee waivers and/or expense reimbursement	(6,720)

Net expenses	70

NET INVESTMENT INCOME (LOSS)	(3)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,023

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	4,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,020

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

June 18, 2025(a) through June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(3)
Net change in unrealized appreciation (depreciation) on investments	4,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,020

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	250,000

TOTAL INCREASE (DECREASE)	254,020
NET ASSETS:
Beginning of period	—

End of period	$254,020

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	June 18, 2025(a) through June 30, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)
Net realized and unrealized gain (loss) on investment transactions	0.16

Total from investment operations	0.16

Net Asset Value, end of period	$10.16

Total Return(d)	1.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3
Average net assets (in millions)	$0.3
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)
Expenses before waivers and/or expense reimbursement	71.41	%(f)
Net investment income (loss)	(0.04	)%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.0%

ASSET-BACKED SECURITIES — 22.6%
Automobiles — 1.4%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32	308	$310,975
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	500	494,241
Series 2023-04A, Class A, 144A
5.490%	06/20/29	6,700	6,879,384
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600	1,641,664
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	421	421,051
Exeter Automobile Receivables Trust,
Series 2021-02A, Class D
1.400%	04/15/27	9	9,178
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.452%(c)	05/20/32	293	295,848
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	574	571,804
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	795,009
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,342,587
Series 2025-01A, Class A, 144A
5.360%	04/16/35	3,900	4,020,731
Series 2025-01A, Class B, 144A
5.560%	10/15/35	5,800	5,971,447
Series 2025-01A, Class C, 144A
5.760%	10/15/35	3,200	3,277,706
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A
11.366%	12/15/32	10	10,065
Series 2024-B, Class C, 144A
5.141%	01/18/33	4,250	4,260,420
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D
6.280%	08/15/31	500	516,200
Series 2025-01, Class D
5.430%	03/17/31	4,000	4,063,838

			34,882,148

Collateralized Debt Obligation — 0.2%
KREF Ltd. (Cayman Islands),
Series 2022-FL03, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.768%(c)	02/17/39	4,609	4,603,580

Collateralized Loan Obligations — 17.6%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 0.938% (Cap N/A, Floor 0.938%)
5.208%(c)	07/20/34	7,000	7,012,564

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.799%(c)	04/20/37		15,000	$15,054,324
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.686%(c)	07/15/37		8,500	8,534,602
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.602%(c)	01/22/38		1,000	1,002,507
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.049%(c)	04/15/32	EUR	6,993	8,221,195
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.442%(c)	04/15/39	EUR	5,550	6,552,726
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.006%(c)	07/15/30		956	956,892
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.776%(c)	07/15/37		7,500	7,531,495
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.559%(c)	10/20/35		1,000	1,002,207
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.609%(c)	01/20/38		1,000	1,003,445
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		16,750	16,815,605
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.707%(c)	01/25/35		9,000	9,019,675
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	10/15/35	EUR	6,500	7,641,476
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,906,235
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.893%(c)	11/15/31	EUR	5,037	5,919,080
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
5.644%(c)	01/22/31		782	783,014

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.869%(c)	04/20/37		1,500	$1,505,459
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		16,000	16,060,939
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	10/20/37		17,500	17,556,875
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.780%(c)	01/17/37		19,000	19,048,345
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
5.702%(c)	04/25/36		11,000	11,014,739
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.689%(c)	10/22/37		1,500	1,506,000
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.528%(c)	04/15/31		1,280	1,279,506
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.574%(c)	04/26/31		673	673,311
Hayfin Emerald CLO DAC (Ireland),
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.904%(c)	01/22/39	EUR	13,300	15,714,409
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.556%(c)	04/25/39	EUR	11,500	13,572,980
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)
5.389%(c)	04/20/34		2,000	2,000,796
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	11,500	13,540,066
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.891%(c)	01/26/38	EUR	10,000	11,803,342
LCM Ltd. (Cayman Islands),
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.636%(c)	01/15/38		1,000	1,004,584
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.786%(c)	04/15/37		14,000	14,049,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.486%(c)	03/15/38		1,000	$999,287
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.343%(c)	04/15/38	EUR	17,000	20,025,150
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.638%(c)	07/15/31		1,280	1,280,679
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.629%(c)	10/19/38		9,500	9,533,250
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.069%(c)	01/20/38		10,250	10,322,769
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.776%(c)	04/15/37		5,700	5,719,936
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		12,000	12,045,742
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		9,500	9,530,945
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.371%(c)	05/21/34		15,750	15,729,100
Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	12,000	14,114,197
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.698%(c)	10/15/34		7,000	7,007,505
Pikes Peak CLO (Cayman Islands),
Series 2022-10A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.972%(c)	01/22/38		10,000	10,019,327
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.657%(c)	07/24/32		5,890	5,899,313
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.731%(c)	06/20/34		3,250	3,258,557

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.656%(c)	01/15/38		1,000	$1,004,209
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.561%(c)	04/20/31		1,810	1,811,331
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.660%(c)	05/07/31		1,231	1,230,758
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.059%(c)	01/20/37		6,500	6,525,862
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.129%(c)	07/15/36	EUR	8,750	10,394,468
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.614%(c)	01/26/31		860	860,268
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)
5.430%(c)	10/29/34		7,000	6,999,618
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.139%(c)	01/20/36		4,500	4,520,441
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.456%(c)	07/15/34		8,750	8,798,900
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
5.492%(c)	02/25/38		1,500	1,499,344
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	07/15/34	EUR	8,000	9,391,575
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.459%(c)	01/20/37		12,000	11,993,635
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.631%(c)	07/18/31		148	148,188
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.513%(c)	04/25/31		702	702,797

				435,654,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans — 1.0%
Affirm Master Trust,
Series 2025-02A, Class C, 144A
5.260%	07/15/33	7,400	$7,424,707
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59	367	374,473
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31	300	292,246
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A
5.200%	07/14/38	2,700	2,706,750
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,500	1,462,436
Series 2023-01A, Class A, 144A
5.500%	06/14/38	5,500	5,669,454
Series 2023-02A, Class C, 144A
6.740%	09/15/36	700	721,406
Series 2023-02A, Class D, 144A
7.520%	09/15/36	800	823,483
Series 2024-01A, Class A, 144A
5.790%	05/14/41	2,700	2,825,353
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	688	682,944
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	2,132	2,155,656

			25,138,908

Credit Cards — 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A
5.870%	12/20/32	4,400	4,424,968

Home Equity Loans — 0.8%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	1,131	1,142,253
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	290	291,996
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
7.359%(c)	10/25/31	123	127,844
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.002%(c)	03/20/54	350	351,926
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.902%(c)	05/20/54	118	118,738
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.502%(c)	10/20/54	305	304,339

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	681	$685,329
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,500	1,519,189
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	3,227	3,242,606
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	765	777,906
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	278	278,795
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	273	275,110
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	909	917,410
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	3,149	3,137,379
Series 2024-CES05, Class A2, 144A
5.202%(cc)	09/25/64	1,750	1,743,924
Series 2025-CES02, Class A1, 144A
5.348%(cc)	07/25/65	3,000	2,999,979
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	2,793	2,812,743

			20,727,466

Other — 1.1%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.654%(c)	10/16/28	2,700	2,698,553
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	1,760	1,780,493
Series 2025-02A, Class A, 144A
5.320%	06/20/49	5,800	5,878,781
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	417	399,357
Series 2023-04C, Class A, 144A
6.480%	03/20/57	511	506,849
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	1,637	1,594,294
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41	2,700	2,593,966
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.069%(c)	12/25/27	3,500	3,523,742
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59	984	971,596
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59	556	536,365
Series 2024-03A, Class A2, 144A
5.880%	10/30/59	2,491	2,359,362

Interest Rate	Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.412%(c)	03/17/42		4,293		$4,293,289

					27,136,647

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.850%(c)	10/25/34		375		359,099
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.049%(c)	11/25/60	EUR	101		115,478
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.382%(c)	03/15/26^	EUR	1,090		956,478

					1,431,056

Student Loans — 0.2%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.755%(c)	06/25/47		1,349		1,353,776
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.905%(c)	06/25/47		805		805,387
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980		433,309
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		475		457,721
Series 2018-D, Class A, 144A
0.010%(cc)	11/25/43		496		472,171
Series 2019-A, Class R, 144A
0.000%	10/25/48		824		284,902
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		17		15,669
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56(x)		597		606,628
Series 2024-D, Class A1A, 144A
5.380%	07/15/53(x)		889		906,002

					5,335,565

TOTAL ASSET-BACKED SECURITIES (cost $548,676,319)					559,334,882

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.6%
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.812%(c)	04/15/42	2,240	$2,242,796
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	9,010,269
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,281	4,191,764
Series 2017-BNK06, Class A4
3.254%	07/15/60	861	842,413
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,975,927
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,438,411
Series 2020-BN29, Class A3
1.742%	11/15/53	996	863,771
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	918,341
BANK5,
Series 2024-05YR8, Class A3
5.884%	08/15/57	8,100	8,451,186
Series 2024-05YR9, Class A3
5.614%	08/15/57	8,400	8,696,911
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,128,158
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	485,935
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	402,059
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,431,681
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,129,088
Series 2019-C04, Class A4
2.661%	08/15/52	2,603	2,449,197
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.566%(c)	10/15/37	5,000	5,000,000
Series 2024-05C27, Class A3
6.014%	07/15/57	3,700	3,873,666
Series 2024-C24, Class XB, IO
1.570%(cc)	02/15/57	27,150	2,474,261
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,361	3,287,931
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,550,834
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	869,593
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,284,274
Series 2023-B40, Class A2
6.930%	12/15/56	2,680	2,840,297

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	$7,222,188
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,288,658
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,276,395
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,750,628
Series 2024-V09, Class A3
5.602%	08/15/57	8,100	8,374,922
Series 2024-V12, Class A3
5.738%	12/15/57	4,750	4,947,300
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.850%(c)	06/15/42	800	800,500
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.512%(c)	03/15/42	3,790	3,777,036
BMO Mortgage Trust,
Series 2024-5C05, Class XB, IO
0.509%(cc)	02/15/57	188,084	2,761,637
BPR Trust,
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	2,300	2,409,976
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
6.623%(c)	11/15/38	2,872	2,866,565
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
6.003%(c)	08/15/39	3,300	3,312,823
Series 2024-MDHS, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
5.953%(c)	05/15/41	2,574	2,577,223
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)
5.755%(c)	04/15/40	3,390	3,388,941
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.012%(c)	01/15/39	5,000	4,984,375
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.462%(c)	02/15/35	4,600	4,584,476
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
5.456%(c)	03/15/30	6,770	6,727,687
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,407,680
Series 2019-CD08, Class A3
2.657%	08/15/57	1,909	1,769,052

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
6.932%(c)	09/15/38	2,750	$2,753,418
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,784,715
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	2,163	2,119,594
Series 2020-GC46, Class A2
2.708%	02/15/53	1,126	1,104,655
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,431,254
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,733,730
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,159,425
Series 2024-277P, Class X, IO, 144A
0.894%(cc)	08/10/44	3,600	97,976
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,172	1,108,153
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,301,050
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,732,576
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,878,751
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053, Class X1, IO
1.022%(cc)	12/25/25	72,480	206,547
Series K055, Class X1, IO
1.464%(cc)	03/25/26	11,928	83,567
Series KG03, Class X1, IO
1.471%(cc)	06/25/30	28,746	1,550,692
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.762%(c)	12/15/39	2,200	2,200,000
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
5.372%(cc)	08/10/41	4,800	4,853,334
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,141	3,078,333
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,677,451
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	1,020,849
Series 2017-C05, Class A4
3.414%	03/15/50	1,321	1,292,148

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C07, Class A4
3.147%	10/15/50	3,511	$3,400,841
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,122	1,106,966
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	4,805	1,129,173
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,731,250
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,697,844
Series 2017-HR02, Class A3
3.330%	12/15/50	5,447	5,285,112
Series 2019-L03, Class A3
2.874%	11/15/52	1,058	991,699
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,170,710
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,644,093
New York City Housing Development Corp.,
Series 2024-08SPR, Class A
5.458%	12/15/43	8,530	8,761,724
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	5,600	5,706,347
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	4,100	4,194,239
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	1,230	1,273,982
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	2,760	2,882,409
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	136,881
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,829	1,788,517
Series 2017-C07, Class A3
3.418%	12/15/50	3,938	3,836,862
Series 2018-C10, Class A3
4.048%	05/15/51	2,044	2,017,874
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,418,874
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A3
3.294%	01/15/59	1,172	1,164,460
Series 2016-C34, Class A3
2.834%	06/15/49	6,500	6,426,014
Series 2016-C35, Class A3
2.674%	07/15/48	3,618	3,561,437
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,341,796
Series 2019-C54, Class A3
2.892%	12/15/52	1,152	1,081,020

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-05C3, Class A3
6.096%	01/15/58	8,000	$8,447,310

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $291,250,086)			286,432,477

CORPORATE BONDS — 31.5%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,403,757
3.400%	04/15/30	385	367,271
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	8,400	8,270,360
2.750%	02/01/26	2,140	2,114,922
2.950%	02/01/30	30	27,819
3.250%	02/01/28	1,700	1,648,901
3.375%	06/15/46	1,375	936,639
3.900%	05/01/49	1,230	883,264
3.950%	08/01/59	1,450	990,076
5.805%	05/01/50	1,900	1,822,792
5.930%	05/01/60	1,600	1,520,084
6.875%	03/15/39	20	21,817
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	75	75,301
6.750%	06/15/33	475	492,219
7.500%	02/01/29	60	62,873
7.875%	04/15/27	582	585,661
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	19,459
3.500%	04/01/27	30	29,761
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	37,597
4.400%	06/15/28	37	37,087
4.400%	06/15/28	15	15,042
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,268
4.500%	05/15/36	30	28,861
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,941

			22,402,772

Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	34,313
3.875%	09/16/46	10	7,383
4.400%	02/14/26	43	42,936
5.950%	02/14/49	30	29,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	$1,483,881
2.726%	03/25/31	10	9,004
3.462%	09/06/29	10	9,598
3.557%	08/15/27	422	414,827
4.390%	08/15/37	3,000	2,669,318
4.540%	08/15/47	14	11,243
5.834%	02/20/31	1,260	1,324,607
6.343%	08/02/30	960	1,031,711
7.750%	10/19/32	1,500	1,731,157
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	325,908
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	39,147
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	07/01/35	2,530	2,533,817
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	25,031
5.000%	11/17/25	10	10,010
5.125%	02/15/30	6,085	6,261,139
5.500%	09/07/30	2,125	2,221,657
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,950	1,986,285

			22,202,817

Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	49,344
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,153	1,116,370
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	31	29,545
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,560
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	3	3,247
4.750%	10/20/28	4,455	4,446,714
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	12	12,025
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,385,229
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	36	34,638

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33		45	$40,665
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	(a)	52	52,613
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27		8	8,298
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		825	819,135
4.625%	04/15/29		195	189,336

				10,196,719

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		675	604,946

Auto Manufacturers — 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		10	8,432
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26		490	477,117
2.900%	02/16/28		275	257,895
3.375%	11/13/25		725	720,038
4.134%	08/04/25		1,100	1,097,829
5.113%	05/03/29		1,745	1,706,420
5.125%	11/05/26		735	733,514
5.800%	03/08/29		2,230	2,235,178
5.850%	05/17/27		1,000	1,007,874
6.950%	03/06/26		400	403,217
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		1,365	1,287,458
5.150%	04/01/38		65	60,322
6.125%	10/01/25		26	26,054
6.600%	04/01/36		285	301,327
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		70	69,941
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)		5	4,965
Sr. Unsec’d. Notes
2.350%	01/08/31		20	17,316
2.400%	04/10/28		1,065	1,001,241
2.400%	10/15/28		1,180	1,097,290
2.700%	08/20/27		38	36,491
3.100%	01/12/32		20	17,552
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25		40	39,654
2.375%	10/15/27		15	14,265
5.400%	06/23/32		1,535	1,554,021

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	$13,983
5.300%	01/08/30	7,210	7,360,783
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	146,904
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	51,556
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	23,505
1.900%	04/06/28	50	47,126
2.150%	02/13/30	10	9,089
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
6.200%	11/16/28	4,000	4,152,524

			25,980,881

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	520	519,317
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.150%	05/01/52	20	14,276
4.650%	09/13/29	1,779	1,770,310
5.150%	09/13/34	1,320	1,272,303
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	150	155,652
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	350,237
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	299,043
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,800	3,757,545

			8,138,683

Banks — 7.7%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,029,461
Sub. Notes
2.749%	12/03/30	1,000	890,349
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	43,745
2.299%(ff)	07/21/32	20	17,426
2.572%(ff)	10/20/32	10	8,802
2.687%(ff)	04/22/32	2,565	2,303,121
3.419%(ff)	12/20/28	10	9,773
5.288%(ff)	04/25/34	7,795	7,953,784
5.819%(ff)	09/15/29(a)	7,630	7,953,547

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	$728,564
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	43,915
1.922%(ff)	10/24/31	20	17,434
2.496%(ff)	02/13/31	92	84,047
3.824%(ff)	01/20/28	3,410	3,380,926
3.974%(ff)	02/07/30	685	674,498
4.078%(ff)	04/23/40	2,340	2,032,221
4.271%(ff)	07/23/29	945	942,382
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,502,100
Sub. Notes, Series L, MTN
4.183%	11/25/27	50	49,816
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	14,904
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	1,245	1,206,575
4.837%(ff)	09/10/28	1,200	1,208,199
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	710	697,735
1.904%(ff)	09/30/28	2,200	2,073,102
2.871%(ff)	04/19/32	1,815	1,624,758
Sub. Notes, 144A
5.906%(ff)	11/19/35	4,325	4,359,340
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	2,595	2,508,288
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	300	293,194
Sub. Notes, 144A, MTN
4.875%	04/01/26	380	379,867
Capital One NA,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	276,857
4.250%	03/13/26	1,150	1,147,132
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	600	605,694
5.875%	04/30/29	2,400	2,492,686
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	3,430	3,453,790
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	890	883,519
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,880	1,855,508
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	24,378
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	875	775,152
2.572%(ff)	06/03/31	70	63,477
2.666%(ff)	01/29/31	1,225	1,122,339
2.976%(ff)	11/05/30	20	18,708

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.057%(ff)	01/25/33		10	$8,941
3.668%(ff)	07/24/28		30	29,532
3.785%(ff)	03/17/33		1,160	1,082,326
3.887%(ff)	01/10/28		1,725	1,709,381
3.980%(ff)	03/20/30		35	34,291
4.542%(ff)	09/19/30		8,000	7,960,515
5.174%(ff)	02/13/30		2,475	2,524,387
Sub. Notes
4.450%	09/29/27		2,735	2,736,751
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,175	5,260,186
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	110,376
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,169,990
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		4,000	4,211,992
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28(x)		300	322,600
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	930,305
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	48,428
1.992%(ff)	01/27/32		20	17,314
2.383%(ff)	07/21/32		1,480	1,292,551
2.600%	02/07/30		35	32,355
2.615%(ff)	04/22/32		4,715	4,193,937
2.650%(ff)	10/21/32		10	8,821
2.908%(ff)	07/21/42		25	17,870
3.436%(ff)	02/24/43		35	26,701
3.691%(ff)	06/05/28		50	49,308
3.750%	02/25/26		125	124,391
3.814%(ff)	04/23/29		1,080	1,062,284
3.850%	01/26/27		1,765	1,753,471
6.484%(ff)	10/24/29		3,230	3,427,168
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
6.294%(c)	10/28/27		21	21,341
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		20	17,975
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26		85	83,682
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		545	571,730
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.114%(ff)	09/11/34		870	921,187
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
7.036%(c)	10/01/25(oo)		1,350	1,357,549
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)		1,860	1,831,019

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	20	$19,728
1.578%(ff)	04/22/27	785	766,866
1.953%(ff)	02/04/32	130	112,779
2.069%(ff)	06/01/29	50	46,925
2.545%(ff)	11/08/32	1,135	999,126
2.580%(ff)	04/22/32	1,775	1,585,244
2.947%(ff)	02/24/28	1,715	1,675,996
3.300%	04/01/26	1,110	1,102,509
3.782%(ff)	02/01/28	1,235	1,224,208
3.897%(ff)	01/23/49	10	7,893
3.960%(ff)	01/29/27	930	927,398
3.964%(ff)	11/15/48	985	787,871
4.005%(ff)	04/23/29	1,200	1,189,014
4.452%(ff)	12/05/29	17	17,034
4.946%(ff)	10/22/35(a)	5,000	4,948,391
5.581%(ff)	04/22/30	2,050	2,129,114
Sub. Notes
2.956%(ff)	05/13/31	155	143,277
4.125%	12/15/26	40	39,960
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	364,603
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	860	884,339
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	14,553
2.239%(ff)	07/21/32	5,518	4,779,011
2.699%(ff)	01/22/31	2,640	2,433,184
4.431%(ff)	01/23/30	1,340	1,336,929
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	868,153
1.928%(ff)	04/28/32	193	165,025
2.511%(ff)	10/20/32	1,590	1,393,015
2.943%(ff)	01/21/33	1,470	1,311,892
3.125%	07/27/26	2,725	2,691,012
5.250%(ff)	04/21/34	8,555	8,704,550
5.831%(ff)	04/19/35	965	1,011,593
Sub. Notes
2.484%(ff)	09/16/36	20	16,991
Sub. Notes, GMTN
4.350%	09/08/26	756	754,940
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	2,390	2,475,594
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,146,101
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,319,374
3.337%(ff)	01/21/33	1,330	1,176,318
5.519%(ff)	01/19/28	2,390	2,422,973
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	4,215	4,290,588

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	$49,172
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	995	1,076,477
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	28,834
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	25,002
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,537,855
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	685	681,288
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,108,752
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,033,634
5.389%(ff)	04/24/34	12,985	13,296,386
6.303%(ff)	10/23/29	3,690	3,900,525
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	57,822
2.572%(ff)	02/11/31	3,525	3,227,553
Sub. Notes, MTN
4.100%	06/03/26	20	19,915

			191,029,054

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	30,239
4.900%	02/01/46	4,294	3,907,769
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	28,941
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,589
1.650%	06/01/30	10	8,872
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	64,774

			4,049,184

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53	15	13,091
5.150%	11/15/41	16	15,077
5.600%	03/02/43	3,180	3,153,980

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	$6,279
2.950%	03/01/27	7	6,875
4.750%	03/01/46	10	8,950

			3,204,252

Building Materials — 0.4%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	1,250	1,152,878
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,795	2,860,353
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	675	628,218
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	17,508
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27	1,470	1,502,563
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	960	987,771
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	180	185,675
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,250	1,247,130
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	14,354

			8,596,450

Chemicals — 0.9%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,448,606
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	183,762
4.500%	01/31/30	271	208,670
8.500%	01/12/31	3,385	2,948,335
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28	700	735,436
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	600,342
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	3,386
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	2,610	2,651,062

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		2,810	$2,617,614
5.650%	05/18/33		705	697,202
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		35	34,663
3.375%	10/01/40		60	44,352
3.625%	04/01/51		5	3,340
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	775,941
5.250%	01/15/45		305	281,050
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,230	1,103,310
6.750%	05/02/34		1,385	1,432,838
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28(a)		1,950	2,053,248
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	450,800
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	18,101
3.450%	08/01/25		449	448,332
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,411,422

				21,151,812

Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,256,528
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		755	704,144
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		455	458,413
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	212,421
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		1,515	1,534,215
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	919,489
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		770	883,226

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	145	$141,550
3.200%	08/15/29	30	28,362
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33	260	272,487
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30	585	612,493
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29	60	59,997
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	310	313,410
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	50	45,932
3.875%	02/15/31	392	368,513
4.875%	01/15/28	1,200	1,195,644
5.250%	01/15/30(a)	475	476,344
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)	1,690	1,558,198

			11,041,366

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	39,114
1.400%	08/05/28	29	26,874
1.650%	02/08/31	55	48,025
2.375%	02/08/41	40	27,938
2.950%	09/11/49	25	16,785
3.350%	02/09/27	70	69,307
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	227,518
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	966	1,057,378

			1,512,939

Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,775
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,095,503
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,936
Sub. Notes
2.359%(ff)	07/29/32	45	38,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	$18,528
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	34,462
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)	450	454,125
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28(a)	3,170	3,381,722
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,208,076
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	13,239
3.850%	03/26/50	20	15,781
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	75,468
5.500%	08/15/28	805	804,073
6.000%	01/15/27	275	275,300
6.500%	08/01/29	125	127,613
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	452,905
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	1,004,315
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	550,925
6.625%	05/15/29	665	683,873
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,850	1,775,464
7.875%	12/15/29	610	648,505
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	416,360
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	9,756
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	11/15/25	800	799,521
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,530

			14,906,905

Electric — 2.2%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	75,752

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	$34,335
2.450%	01/15/31	15	13,113
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30	5	4,750
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	306	224,521
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	33,899
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	45,021
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,798
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,465
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	22,152
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,444
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50	20	15,988
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	592,070
5.000%	02/01/31	1,575	1,557,413
5.125%	03/15/28	2,000	1,998,135
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	33,514
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,738
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,290,550
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,548
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,790
4.300%	12/01/56	235	184,810
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,797,253
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,971

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	$9,508
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,093
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	39,932
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,538
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	44,145
2.500%	12/01/29	75	69,628
3.850%	11/15/42	25	19,921
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,142
5.400%	04/01/53	3,500	3,337,219
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	27,026
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	43,833
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,400,975
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,921
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	103,533
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	17,588
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	905,069
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	1,762	1,781,823
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	218,928
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,959	2,052,053
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	38,951
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	19,330
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,954
4.050%	04/15/30	25	24,608

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	$3,402
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	267,769
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,160
3.150%	10/01/49	36	24,290
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	89,105
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,263,851
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	48,616
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	659,763
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,566,192
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,374
3.650%	04/15/29	20	19,626
3.650%	08/01/48	20	14,927
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	1,002,043
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	20	19,704
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	14,021
2.250%	06/01/30	20	18,028
2.440%	01/15/32	11	9,540
3.000%	01/15/52	58	36,361
5.749%	09/01/25	6,060	6,068,872
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	9,007
2.600%	06/01/51	4	2,415
3.600%	09/15/47	10	7,460
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	100	92,067
3.875%	02/15/32	625	574,891
5.250%	06/15/29	200	199,003
Jr. Sub. Notes, 144A	03/15/28(oo)	325	360,042
10.250%(ff)
Sr. Sec’d. Notes, 144A	12/02/25	285	280,510
2.000%

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
2.450%	12/02/27		1,245	$1,181,860
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	23,033
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	4,244
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,049
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	9,475
3.450%	07/01/25		13	13,000
3.750%	08/15/42		50	35,742
4.000%	12/01/46		15	10,729
4.450%	04/15/42		5	3,950
4.750%	02/15/44		75	60,751
4.950%	07/01/50		2,645	2,131,383
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,482,625
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	252,266
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	15,691
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	324	331,445
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		725	687,643
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,058
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	101,655
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34(h)		4,500	4,566,694
First Mortgage, Series 34
3.200%	03/01/50		5	3,326
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	23,971
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	30,267
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	44,173
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		20	15,531
5.350%	05/15/35		40	40,807
First Mortgage, Series WWW
2.950%	08/15/51		5	3,141

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	$8,710
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48		5	3,692
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		20	19,705
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		35	30,768
2.850%	08/01/29		40	37,024
3.650%	02/01/50		25	16,661
First Mortgage, Series 20A
2.950%	02/01/51		5	2,918
First Mortgage, Series A
4.200%	03/01/29		20	19,581
First Mortgage, Series G
2.500%	06/01/31		10	8,676
First Mortgage, Series H
3.650%	06/01/51		5	3,298
First Ref. Mortgage
5.500%	03/15/40		10	9,388
First Ref. Mortgage, Series C
4.125%	03/01/48		50	36,299
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49		30	21,778
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51		40	27,536
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28		10	9,409
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		1,500	1,128,096
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44		15	12,732
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)	2,050	2,074,675
8.000%(ff)	10/15/26	(oo)	2,325	2,379,973
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29	(oo)	1,600	1,735,036
Vistra Operations Co. LLC,
Gtd. Notes,144A
5.000%	07/31/27		600	599,151
5.625%	02/15/27		550	549,803
Sr. Sec’d. Notes, 144A	01/30/27		2,000	1,973,909

3.700%				54,659,114

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29			395	$406,701
6.625%	03/15/32			225	233,847
7.250%	06/15/28			450	455,333

					1,095,881

Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31			25	21,599

Engineering & Construction — 0.3%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30		EUR	2,800	3,064,842
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27			345	333,315
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29			380	393,569
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			201	194,870
4.250%	10/31/26			605	600,462
5.500%	10/31/46			415	342,738
5.500%	07/31/47			3,780	3,115,381

					8,045,177

Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	(a)		675	644,265
Sr. Sec’d. Notes, 144A
7.000%	02/15/30			400	414,439
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26			550	550,288
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29			650	628,417
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	(a)		800	797,544
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32			915	953,664
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42			195	131,038
5.141%	03/15/52			488	301,028
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33			340	342,242
7.125%	02/15/31	(a)		360	383,583

					5,146,508

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	$313,482
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,854
3.950%	05/15/28		20	19,911
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	34,227

				377,474

Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28(a)		375	383,930
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,600	1,455,989
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	3,000	3,865,726
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	775	914,703
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	2,184,380
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,862
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33		1,998	2,049,511
Mars, Inc.,
Gtd. Notes, 144A
4.125%	04/01/54		415	321,221
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		3,045	3,080,846
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	25,625
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		125	120,234
6.375%	03/01/33		565	570,312
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.625%	09/13/31		1,858	1,602,034
5.200%	04/01/29		3,726	3,750,510

				20,333,883

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	38,852

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	$46,995
2.625%	09/15/29		15	14,043
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,710
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25		75	74,645
1.700%	02/15/31		120	102,756
3.600%	05/01/30		36	34,579
4.800%	02/15/44		300	265,205
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	18,339
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	33,741
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	881,879
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/33		338	362,095
7.750%	05/01/35		551	596,939

				2,439,926

Healthcare-Products — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	39,865
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,248,181
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	595,786
3.650%	03/07/28		30	29,607

				1,913,439

Healthcare-Services — 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,225
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,053,420
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,165
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,627
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,293

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Cigna Group (The),
Gtd. Notes
3.875%	10/15/47	20	$15,010
4.500%	02/25/26	2,407	2,405,129
Sr. Unsec’d. Notes
2.375%	03/15/31	990	880,088
2.400%	03/15/30	122	111,301
3.200%	03/15/40	1,745	1,333,572
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	19,271
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	35	34,717
2.782%	10/01/30	5	4,583
3.910%	10/01/50	5	3,691
4.187%	10/01/49	30	23,296
5.205%	12/01/31	4,015	4,119,673
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,000	958,316
6.875%	09/01/32	620	642,919
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	19,784
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	385	337,227
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	500	570,348
Gtd. Notes, MTN
7.750%	07/15/36	500	572,415
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	2,060	2,100,300
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,481
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	23,507
4.350%	04/01/30	6,155	6,112,871
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,375	1,282,726
Mount Sinai Hospital (The),
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	19,459
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,171
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	19,848
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,856

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	$8,365
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	46,211
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	46,520
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,419
3.361%	08/15/50	4	2,773
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	388,231
4.375%	01/15/30	1,900	1,841,039
4.625%	06/15/28	435	429,359
5.125%	11/01/27	100	99,801
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,135
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,446
3.050%	05/15/41	895	657,528
3.250%	05/15/51	5	3,314
3.500%	08/15/39	25	20,177
3.950%	10/15/42	220	178,216
4.450%	12/15/48	10	8,279
5.200%	04/15/63	5,805	5,165,328
5.300%	06/15/35	685	698,099
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	22,280

			33,383,809

Holding Companies-Diversified — 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	4,315	4,573,618

Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,875	1,904,987
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	44,741

			1,949,728

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	195	196,804

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	240	233,393

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
6.625%	05/15/32	115	$110,005
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	355	373,837
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	950	872,106

			1,589,341

Insurance — 0.5%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	1,955	1,956,101
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	13,663
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	6,210	6,440,930
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,883
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	754,264
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	448,974
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	312,771
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,477
2.375%	12/15/31	15	13,124
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	18,461
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	133,203
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,319
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,499,988
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,698
4.270%	05/15/47	910	738,577
6.850%	12/16/39	196	221,008
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,435

			12,612,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	$17,272
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	97,374
1.200%	06/03/27	20	18,984
2.100%	05/12/31	30	26,638
2.500%	06/03/50	25	15,023
3.150%	08/22/27	45	44,262
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	23,932
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	326	335,130
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,094

			596,709

Iron/Steel — 0.1%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	935	945,519
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	515	507,128
7.375%	05/01/33(a)	250	234,625
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	475	485,688
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	20	18,646
3.250%	10/15/50	5	3,291
3.450%	04/15/30	5	4,758

			2,199,655

Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	800	806,288
5.750%	03/15/30	550	558,937
6.000%	05/01/29	150	151,547
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	850	828,707
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	1,525	1,535,346
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	230	230,288
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	50,250
6.750%	02/01/32	465	474,881

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	475	$481,546
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	551,952
5.500%	04/01/28	25	25,297
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	700	697,725
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	625	619,337

			7,012,101

Lodging — 0.3%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	30	29,581
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	10/01/25	5	4,983
5.500%	04/15/37	4,295	4,295,601
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,600	1,580,217
5.500%	04/15/27	700	702,893
6.500%	04/15/32(a)	560	569,023
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	401,860
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	723,323

			8,307,481

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,865
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,298

			19,163

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	650	680,814
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,506
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,400	1,477,805

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	$30,170

			2,198,295

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	450	418,800
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,765
4.750%	03/01/30	8	7,754
5.125%	05/01/27	400	398,634
5.375%	06/01/29	925	921,475
5.500%	05/01/26	1,375	1,375,266
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes
2.250%	01/15/29	40	36,862
2.300%	02/01/32(a)	94	79,238
2.800%	04/01/31	72	64,200
3.500%	06/01/41	45	32,654
3.500%	03/01/42	50	35,675
3.700%	04/01/51	620	413,250
4.908%	07/23/25	15	14,998
5.050%	03/30/29	85	85,854
5.375%	05/01/47	20	17,344
6.384%	10/23/35	2,487	2,612,376
6.484%	10/23/45	1,140	1,129,469
Comcast Corp., Gtd. Notes
2.350%	01/15/27	30	29,181
2.650%	02/01/30	10	9,289
2.937%	11/01/56	26	15,263
3.150%	02/15/28	80	77,945
3.250%	11/01/39	35	27,381
3.900%	03/01/38	25	21,657
3.999%	11/01/49	85	64,668
4.000%	03/01/48	40	30,875
4.150%	10/15/28	50	49,911
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	34,034
5.450%	09/01/34	1,290	1,272,229
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	65	63,744
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,000	691,510
4.125%	12/01/30	200	141,915
5.375%	02/01/28	400	366,297
5.500%	04/15/27	850	811,386
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	465,097
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)	375	249,917

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
7.375%	07/01/28		400	$288,862
7.750%	07/01/26		475	421,952
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,525	2,599,728
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	8,607
Sirius XM Radio LLC,
Gtd. Notes, 144A
3.125%	09/01/26		15	14,724
4.000%	07/15/28		15	14,406
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26(a)		750	764,589
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	29,270
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		1,075	1,072,395
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	1,109,376
4.250%	01/15/30	GBP	1,300	1,623,488
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	83,691

				20,102,001

Mining — 0.4%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		505	566,927
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		464	466,679
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	121,469
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33		310	316,203
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27		530	528,065
Sec’d. Notes, 144A
9.375%	03/01/29		1,250	1,324,562
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		25	23,274
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		450	449,836
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		325	327,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	$25,017
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	220	226,017
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	3,030	2,865,588
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,200	1,231,694
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	875	860,679
6.875%	01/30/30	325	336,042
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	44,761

			9,714,223

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,693
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	100,402
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	49,878
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	56,802

			219,775

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	240	245,582
6.000%	04/26/27	1,000	1,031,268
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,535,433
International Bank for Reconstruction & Development (Supranational Bank),
Unsec’d. Notes, MTN
4.470%(s)	09/17/30	235	188,098

			3,000,381

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	19,503
3.276%	12/01/28	25	23,943
4.250%	04/01/28	3,390	3,362,165

			3,405,611

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 2.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	3,775	$3,364,941
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,103,092
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,250	1,258,253
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	179	218,568
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	195	198,393
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,790
2.772%	11/10/50	145	88,625
2.939%	06/04/51	1,905	1,195,291
3.060%	06/17/41	7	5,166
3.379%	02/08/61	5	3,226
4.234%	11/06/28	50	50,042
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	9,165
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,845	1,859,184
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	230,075
5.250%	06/15/37	12	11,280
5.400%	06/15/47	1,325	1,173,543
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,769
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,409
3.850%	01/15/28	10	9,979
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	250	256,287
8.625%	11/01/30	125	126,872
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,671
Coterra Energy Operating Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29(a)	10	9,424
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	375	366,281
9.250%	02/15/28	215	224,076
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27	15	15,028
5.600%	07/15/41	870	803,927
5.850%	12/15/25	30	30,064

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	$21,075
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	22,914
3.250%	12/01/26	20	19,713
5.750%	04/18/54	960	891,242
6.250%	03/15/33	3,307	3,522,182
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	1,526	1,284,129
6.875%	04/29/30	497	491,036
7.750%	02/01/32	775	760,469
8.625%	01/19/29	2,520	2,662,078
8.875%	01/13/33	305	314,150
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	15,002
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,856
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	525	509,797
5.375%	02/01/29	700	700,921
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.482%	03/19/30	10	9,723
4.114%	03/01/46	25	20,530
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	45	44,907
5.600%	02/15/41	15	14,894
7.300%	08/15/31	5	5,674
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	1,108	1,150,428
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27	200	199,364
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	50,433
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.030%(c)	09/30/29^	243	239,595
10.030%	09/30/29^	292	287,513
10.076%	09/30/29^	243	239,594
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	385	393,609
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	675	689,614

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	$1,192,229
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		1,412	1,356,720
5.950%	01/28/31		20	18,032
6.490%	01/23/27		1,550	1,539,150
6.500%	03/13/27		1,023	1,015,839
6.500%	01/23/29		600	587,334
6.700%	02/16/32		16	14,854
6.840%	01/23/30		970	935,953
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,600	1,794,027
4.875%	02/21/28	EUR	1,395	1,603,194
Gtd. Notes, MTN
6.875%	08/04/26		2,200	2,198,966
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	21,549
2.150%	12/15/30		53	46,692
Phillips 66 Co.,
Gtd. Notes
4.680%	02/15/45		1,900	1,594,485
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		25	24,558
1.900%	08/15/30		795	704,866
2.150%	01/15/31		5	4,441
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50		10	6,848
4.000%	05/10/46		20	15,935
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
7.000%	09/15/28		1,250	1,288,238
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4	2,638
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		111	109,346
8.250%	05/15/29		295	271,904
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27		845	805,893
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28		2,000	2,116,949

				49,499,503

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	491,381

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	$5,583
3.800%	11/15/25	8	7,972

			504,936

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	50,019
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	2,375	2,438,605
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	88,292
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	10,000
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,380	1,411,241
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	500	512,437
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	29,208
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	101,385
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A
1.400%	04/01/26	6,233	6,064,687

			10,705,874

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	295,126
3.200%	11/21/29	49	46,859
4.050%	11/21/39	2,175	1,905,661
4.250%	11/14/28	50	50,247
4.550%	03/15/35	2,040	1,980,905
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	7,158
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	43,805
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	353,944
5.000%	02/15/29	250	175,000
5.250%	01/30/30	325	204,145
5.250%	02/15/31	225	132,469
6.250%	02/15/29	875	617,365
7.000%	01/15/28	225	188,775

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		225	$190,602
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31		20	17,355
3.794%	05/20/50		27	20,079
4.685%	12/15/44		9	7,826
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		10	6,867
CVS Health Corp.,
Jr. Sub. Notes
7.000%(ff)	03/10/55		1,420	1,467,595
Sr. Unsec’d. Notes
1.750%	08/21/30		60	51,844
2.125%	09/15/31		40	34,212
3.000%	08/15/26		12	11,811
3.250%	08/15/29		50	47,510
3.750%	04/01/30		110	105,509
5.000%	01/30/29		98	99,490
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		10	6,877
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30		25	21,864
2.350%	06/24/40		10	7,025
2.750%	12/10/51		15	9,216
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		890	706,184
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)	600	520,897
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26		20	19,724
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		87	85,820
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		525	390,738
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26		19	18,817
5.250%	06/15/46		185	149,721
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		5	3,690
4.000%	06/22/50		1,292	860,754
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28		30	29,779

				10,893,265

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		900	$893,763
6.625%	02/01/32		590	609,438
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		1,805	1,666,984
4.450%	07/15/27		60	59,993
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		4,660	4,892,313
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32		18	15,890
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29		25	25,599
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28	(oo)	10	9,956
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	895	912,681
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	1,365	1,371,766
Sr. Unsec’d. Notes
3.750%	05/15/30		60	57,573
4.200%	04/15/27		120	119,582
4.950%	06/15/28		20	20,289
5.000%	05/15/50		293	245,158
5.150%	03/15/45		55	48,483
5.300%	04/15/47		120	105,703
5.400%	10/01/47		60	53,497
5.500%	06/01/27		50	50,904
6.100%	02/15/42		5	4,956
6.125%	12/15/45		90	88,469
6.250%	04/15/49		3,633	3,587,740
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		20	20,097
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		30	28,693
3.700%	01/31/51		145	104,946
4.250%	02/15/48		45	36,502
4.850%	03/15/44		25	22,557
4.900%	05/15/46		2,115	1,900,786
Gtd. Notes, Series D
6.875%	03/01/33		10	11,259
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31		30	25,967
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42		5	4,335
5.400%	09/01/44		13	12,051
7.300%	08/15/33		10	11,281
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26		30	29,007

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.250%	08/01/50		782	$506,234
3.600%	02/15/51	(a)	1,178	812,019
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26		85	83,333
2.650%	08/15/30		12,565	11,374,901
4.125%	03/01/27		30	29,851
5.200%	03/01/47		115	100,477
5.500%	02/15/49		40	36,184
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27		255	253,767
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51		5	3,295
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25		40	40,286
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		1,250	1,364,931
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25		50	49,714
3.100%	03/15/30		75	70,115
4.200%	03/15/45		1,000	753,404
4.350%	03/15/29		100	99,264
4.500%	03/15/50		770	593,450
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		20	19,112
4.650%	10/15/25		10	9,993
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		425	443,831
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		10	11,382
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		860	863,410
6.500%	03/30/34		4,934	5,304,963
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30		15	15,217
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27		10	10,415
7.000%	10/15/28		10	10,759
Gtd. Notes, 144A
2.900%	03/01/30		10	9,234
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28		3,540	3,471,013
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30		80	75,485

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		115	$108,510
4.125%	08/15/31		80	74,102
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)	3,175	3,094,509
Sr. Sec’d. Notes, 144A
9.500%	02/01/29		200	217,939
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.500%	01/15/34		315	315,000
6.750%	01/15/36		315	315,000
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		5,925	5,701,087
5.250%	02/01/50		5	4,211
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		30	26,884
3.750%	06/15/27		25	24,718
4.000%	09/15/25		60	59,884
4.900%	01/15/45		1,200	1,053,682
5.600%	03/15/35		8,175	8,405,712
8.750%(c)	03/15/32		10	12,035

				62,877,530

Real Estate — 0.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(c)	01/15/28		1,875	1,908,018

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33		5	4,002
2.000%	05/18/32		5	4,150
3.800%	04/15/26		25	24,824
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		25	24,811
1.600%	04/15/26		50	48,876
2.700%	04/15/31		90	80,715
3.600%	01/15/28		17	16,692
4.400%	02/15/26		25	24,956
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		35	34,689
4.050%	07/01/30		1,145	1,111,490
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25		25	24,965
2.500%	07/15/31		35	30,539
3.300%	07/01/30		30	28,076
4.000%	03/01/27		10	9,937
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31		25	21,197

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Global Net Lease, Inc.,
Gtd. Notes, 144A
4.500%	09/30/28		10	$9,710
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27		20	19,170
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30		50	48,059
4.000%	01/15/31		10	9,432
5.750%	06/01/28		50	51,262
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27		15	14,309
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		20	17,328
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		925	655,390
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		75	78,535
Prologis LP,
Sr. Unsec’d. Notes
1.750%	02/01/31		25	21,677
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33		15	12,099
2.100%	03/15/28		15	14,205
2.200%	06/15/28		5	4,723
2.700%	02/15/32		2,190	1,930,321
2.850%	12/15/32		530	464,039
3.950%	08/15/27		91	90,477
4.875%	06/01/26		50	50,122
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		800	822,641
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	(a)	1,275	1,204,249
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28		50	47,167
3.250%	11/30/26		20	19,723
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		2,650	2,347,534
4.200%	04/15/32		4,361	4,140,623
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		2,735	2,897,834
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27		2,480	2,514,038
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		15	13,895

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.800%	06/01/31		35	$31,775
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,572,065

				20,592,321

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	1,397,235
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	14,343
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	21,505
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		775	826,303
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		626	642,581
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		2,025	2,129,540
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		1,225	1,450,512
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		25	23,967
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28		10	9,969
4.875%	02/15/44		10	9,232
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		950	906,654
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		20	18,503
1.700%	10/15/30		10	8,710
3.650%	04/05/29		30	29,294
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28		30	29,747
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31		2,155	1,852,602
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27		2	2,003
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	(a)	350	359,408
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		1,225	1,225,220

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	$47,661
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	1,875

			11,006,864

Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	79,471
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,855
Gtd. Notes, 144A
2.450%	02/15/31	30	26,825
Sr. Unsec’d. Notes
5.050%	07/12/29	2,503	2,563,195
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,535,603
3.187%	11/15/36	110	91,180
3.419%	04/15/33	1,442	1,306,111
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	1,705	1,748,349
6.150%	01/25/32	1,200	1,261,762
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	5,598
3.900%	03/25/30	20	19,388
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	22,313
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	28,067
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	65	57,033
2.650%	02/15/32	35	30,455
3.400%	05/01/30	40	37,858
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	9,762

			9,831,825

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	1,300	1,210,069
4.200%	05/01/30	20	19,531
5.353%	01/15/30	3,076	3,162,644

			4,392,244

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		400	$408,951
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31		65	56,419
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27		21	20,229
3.500%	07/01/29		40	38,515
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		10	9,832
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26		80	78,333
2.650%	07/15/26		50	49,092
2.950%	04/01/30		100	93,326
3.600%	04/01/50		5	3,494
3.950%	03/25/51		5	3,689
4.000%	11/15/47		25	19,127
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28		10	9,294
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26		1,860	1,864,300

				2,654,601

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		200	196,019
2.250%	02/01/32		4,525	3,896,032
2.300%	06/01/27		75	72,288
2.550%	12/01/33		347	290,473
2.750%	06/01/31		110	99,682
3.500%	06/01/41		5,500	4,313,649
3.550%	09/15/55		972	655,650
3.800%	12/01/57		13	9,095
4.250%	03/01/27		10	9,988
4.500%	05/15/35		900	857,509
4.500%	03/09/48		10	8,319
6.950%	01/15/28		10	10,580
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		10	11,781
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30	(x)	132	13
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^	(x)	89	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL
US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%
11.250%	05/25/27	(x)	1,249	1,261,871

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Midco Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28	(x)		698	$693,624
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	(d)		3,175	3,264,182
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28			1,025	1,024,373
5.875%	10/15/27			525	525,204
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30			2,550	2,217,684
4.000%	04/15/31			1,000	862,398
4.500%	04/01/30			1,300	1,176,650
4.875%	06/15/29			100	93,402
10.000%	10/15/32			875	884,643
Sr. Sec’d. Notes, 144A
6.875%	06/30/33			860	875,007
10.750%	12/15/30			594	673,298
11.000%	11/15/29			1,065	1,224,916
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29		EUR	2,000	2,453,593
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30			109	96,874
Sprint LLC,
Gtd. Notes
7.625%	03/01/26			785	791,791
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750 or PIK N/A
11.750%	03/01/28		GBP	432	62,314
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26			45	44,317
2.550%	02/15/31			10	8,959
2.625%	02/15/29			10	9,390
3.300%	02/15/51			5	3,313
3.750%	04/15/27			125	123,739
3.875%	04/15/30			137	133,021
4.375%	04/15/40			435	384,802
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30			75	64,788
2.355%	03/15/32			5,215	4,493,941
2.550%	03/21/31			54	48,441
2.650%	11/20/40			298	210,206
2.850%	09/03/41			10	7,071
2.875%	11/20/50			105	65,365
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37			634	637,160
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29		GBP	470	597,856

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		260	$272,308

				35,717,579

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51		5	3,469
4.900%	04/01/44		10	9,339
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		25	17,755
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	9,839
3.800%	03/01/28		16	15,860
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	(a)	480	442,085
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		80	80,645
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	13,808
3.800%	08/01/28		54	53,440
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,340	1,328,455
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	6,778
3.950%	08/15/59		35	25,819
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		850	886,893

				2,894,185

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25		20	19,734
1.700%	06/15/26		30	29,178
4.000%	07/15/25		25	24,993
5.550%	05/01/28		4,000	4,109,392

				4,183,297

TOTAL CORPORATE BONDS (cost $787,718,615)				777,834,246

FLOATING RATE AND OTHER LOANS — 1.0%
Auto Parts & Equipment — 0.1%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32		500	499,219

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		1,257	$1,223,698
Term B Loan, 3 Month SOFR + 5.100%
9.409%(c)	11/17/28		885	863,981

				2,586,898

Commercial Services — 0.0%
OCS Group Investments Ltd. (United Kingdom),
Facility B1 Loan, SONIA + 5.750%
9.970%(c)	11/27/31	GBP	625	853,188

Computers — 0.0%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.316%(c)	03/01/29		578	557,719

Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.780%(c)	12/19/30		1,525	1,512,038

Insurance — 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%
8.677%(c)	08/21/28		450	444,938

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		158	141,488

Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.812%(c)	01/18/28		336	330,614

Metal Fabricate/Hardware — 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%
10.796%(c)	04/23/30		399	394,013
Initial Term Loan, 3 Month SOFR + 6.500%
10.796%(c)	04/23/30		2,656	2,623,170

				3,017,183

Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%
6.691%(c)	04/23/26		40	40,135

Retail — 0.4%
CDR Firefly Bidco PLC (United Kingdom),
Facility B10, SONIA + 4.750%
9.027%(c)	04/29/29	GBP	1,100	1,500,289
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
6.454%(c)	02/07/28	EUR	3,474	4,099,576
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.730%(c)	07/01/31	EUR	3,425	4,026,228

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Retail (cont’d.)
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.500%
8.717%(c)	05/16/31	GBP	225	$309,104

				9,935,197

Telecommunications — 0.3%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
11.780%(c)	05/25/27		1,420	1,410,645
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 1 Month EURIBOR + 3.000%
5.657%(c)	07/17/29	EUR	4,250	4,983,939

				6,394,584

TOTAL FLOATING RATE AND OTHER LOANS (cost $24,353,480)				25,813,982

MUNICIPAL BONDS — 0.5%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	28,243

California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,266,070
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,792,384
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		725	868,682

				3,927,136

Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26		5	4,871
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		770	783,582

				788,453

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		1,380	1,525,769

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57		20	14,400

New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41		1,175	1,344,345

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
New Jersey (cont’d.)
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	$2,447,372

			3,791,717

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,661
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	26,727

			43,388

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	677,622

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	816,886

Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	13,296
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	349,732

			363,028

TOTAL MUNICIPAL BONDS (cost $10,905,583)			11,976,642

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%

Angel Oak Mortgage Trust,
Series 2025-07, Class A1, 144A
5.509%(cc)	06/25/70	5,100	5,118,389
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	4,062	3,897,152
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.314%(c)	07/01/26^	862	862,318
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.455%(c)	01/26/32	228	228,321
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.005%(c)	01/26/32	1,240	1,276,204
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	462	409,309
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,289	1,278,773

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
Series 2025-I01, Class A1, 144A
5.655%(cc)	10/25/69	2,767	$2,788,284
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.860%(cc)	09/25/47	207	191,726
Series 2025-RP01, Class A1, 144A
4.083%(cc)	01/25/64	6,954	6,564,761
Series 2025-RP01, Class A2, 144A
4.031%(cc)	01/25/64	311	234,646
Series 2025-RP01, Class B1, 144A
4.031%(cc)	01/25/64	124	74,439
Series 2025-RP01, Class B2, 144A
4.031%(cc)	01/25/64	79	39,671
Series 2025-RP01, Class B3, 144A
4.031%(cc)	01/25/64	99	39,588
Series 2025-RP01, Class B4, 144A
4.031%(cc)	01/25/64	95	35,707
Series 2025-RP01, Class M1, 144A
4.031%(cc)	01/25/64	265	189,183
Series 2025-RP01, Class M2, 144A
4.031%(cc)	01/25/64	166	108,756
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64	14	12,823
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64	8,140	814
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A
5.601%(cc)	02/25/70	2,791	2,806,200
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.555%(c)	03/25/42	260	276,800
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.406%(c)	06/25/43	1,400	1,460,673
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.005%(c)	07/25/44	250	250,915
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,057	1,004,294
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A
5.356%(cc)	03/25/70	2,983	2,982,865
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	3,600	3,599,565
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.755%(c)	04/25/34	554	558,054
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	3,860	3,882,366
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	2,488	2,509,002

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,348	$1,281,478
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,477,022
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.305%(c)	11/25/50	900	995,598
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.955%(c)	01/25/34	139	139,177
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.105%(c)	11/25/41	100	100,714
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.655%(c)	09/25/41	100	102,223
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.405%(c)	09/25/41	1,020	1,028,238
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.655%(c)	12/25/41	900	910,071
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.805%(c)	01/25/42	40	40,725
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.205%(c)	04/25/42	100	103,000
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)
5.655%(c)	01/25/45	3,900	3,895,157
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	600	545,885
Series 4768, Class GA
3.500%	09/15/45	303	297,044
Series 4939, Class KT
3.000%	07/15/48	352	315,371
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	7,503	7,513,914
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	4,700	4,704,140
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	122	119,323
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65	3,000	3,009,862
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.105%(c)	01/25/34	179	179,646

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust,
Series 2025-CES01, Class A1, 144A
5.666%(cc)	05/25/55		2,313	$2,323,825
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.188%(c)	01/24/63	EUR	1,276	1,503,759
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		6,757	6,738,489
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		1,000	1,005,245
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		3,200	3,209,742
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%
7.070%(c)	08/04/25^		3,777	3,777,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.049%(c)	05/26/66	EUR	1,832	2,152,690
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.549%(c)	05/26/66	EUR	4,200	4,914,628
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.184%(c)	01/25/48		238	232,983
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		4,892	4,917,219
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		548	551,191
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		942	946,442
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		7,424	61,671
Series 2025-INV01, Class B1, 144A
6.604%(cc)	02/25/70		281	275,746
Series 2025-INV01, Class B2, 144A
6.604%(cc)	02/25/70		221	210,255
Series 2025-INV01, Class B3, 144A
6.604%(cc)	02/25/70		139	125,907
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70		401	404,544
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^		7,424	248,690
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.205%(c)	04/25/34		687	693,676
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		2,287	2,296,689

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
7.805%(c)	05/25/33		3,566	$3,653,167
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.658%(c)	03/29/27		2,600	2,660,035
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,651	1,573,434
Series 2025-NPL01, Class A1, 144A
6.063%(cc)	02/25/55		4,088	4,100,541
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54		648	626,230
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55		2,691	2,619,102
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55		496	464,626
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55		293	269,442
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55		286	258,640
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55		101	89,528
PRPM Trust,
Series 2025-NQM02, Class A1, 144A
5.688%(cc)	04/25/70		4,624	4,649,991
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.005%(c)	11/25/31		467	474,414
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.005%(c)	07/25/33		405	407,004
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44		814	817,612
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		2,396	2,406,058
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45		2,796	2,812,529
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		5,800	5,832,805
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.899%(c)	06/24/71	EUR	306	360,340
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.525%(cc)	02/25/34		91	88,166
Series 2004-18, Class 3A1
5.103%(cc)	12/25/34		745	696,133
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64		1,864	1,873,396

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55		2,924	$2,937,097

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $144,565,346)				145,700,867

SOVEREIGN BONDS — 1.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	504,984
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		482	477,114
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	04/25/30(a)		954	986,913
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		151	143,450
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,648	2,636,084
6.000%	07/19/28		770	782,320
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,705	1,799,410
5.250%	03/22/30	EUR	2,175	2,450,753
5.875%	10/17/31	EUR	3,343	3,720,072
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,977
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	187,891
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		2,791	2,887,067
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	4,701	5,043,428
1.650%	03/03/33	EUR	582	561,952
3.125%	05/15/27	EUR	2,134	2,501,962
6.250%	05/26/28		952	982,940
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	338,909
3.125%	05/15/27	EUR	961	1,126,704
6.000%	06/12/34		1,333	1,343,497
6.250%	05/26/28		440	454,300

TOTAL SOVEREIGN BONDS (cost $27,320,785)				28,938,727

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.2%
Fannie Mae Interest Strips
4.262%(s)	05/15/30		75	61,377
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35		45	33,219
Federal Home Loan Bank
2.050%	03/19/35		153	120,469

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	371	$279,057
2.000%	11/01/50	4,469	3,564,569
2.000%	01/01/51	850	677,740
2.000%	04/01/51	937	745,699
2.000%	05/01/51(k)	6,445	5,127,148
2.000%	10/01/51	2,054	1,632,463
2.500%	11/01/46	214	182,920
2.500%	08/01/50	1,385	1,161,009
2.500%	08/01/50	3,083	2,584,663
2.500%	09/01/50	3,852	3,229,404
2.500%	12/01/50	1,044	881,538
2.500%	01/01/51	1,397	1,168,836
2.500%	03/01/51	2,600	2,167,220
2.500%	04/01/51	2,195	1,833,385
2.500%	05/01/51	5,363	4,453,010
2.500%	07/01/51	3,119	2,598,722
2.500%	07/01/51	8,384	6,991,645
2.500%	08/01/51	3,315	2,765,033
2.500%	08/01/51	10,808	9,107,059
2.500%	11/01/51	1,057	893,128
2.500%	01/01/52	1,989	1,676,329
2.500%	01/01/52	2,745	2,309,859
2.500%	04/01/52	469	394,393
3.000%	06/01/45	42	38,198
3.000%	01/01/48	174	154,062
3.000%	10/01/49	60	52,893
3.000%	07/01/51	2,130	1,853,913
3.000%	11/01/51	840	730,583
3.000%	01/01/52	4,250	3,730,795
3.000%	02/01/52	6,089	5,279,272
3.000%	03/01/52	1,025	901,911
3.000%	06/01/52	494	432,796
3.000%	06/01/52	910	800,977
3.500%	07/01/42	199	187,171
3.500%	09/01/45	124	114,959
3.500%	02/01/47	493	453,940
3.500%	01/01/52	1,987	1,795,844
3.500%	02/01/52	760	687,334
3.500%	03/01/52	2,526	2,289,175
3.500%	04/01/52	6,751	6,080,817
3.500%	05/01/52	6,157	5,553,255
4.000%	05/01/52	1,111	1,034,769
4.500%	06/01/52	7,147	6,848,657
4.500%	09/01/52	265	253,673
4.500%	10/01/52	1,822	1,745,762
5.000%	06/01/33	90	90,772
5.000%	05/01/34	43	43,799
5.000%	08/01/52	1,589	1,562,591
5.000%	10/01/52	5,417	5,334,943
5.000%	11/01/52	913	899,211
5.000%	12/01/52	666	655,905
5.000%	01/01/53	2,305	2,269,687
5.500%	10/01/33	232	237,546
5.500%	06/01/34	2	1,718
5.500%	10/01/52	1,014	1,016,263
5.500%	11/01/52	3,247	3,257,828
5.500%	04/01/55	5,501	5,502,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	05/01/55	3,003	$3,003,301
6.000%	11/01/33	22	22,271
6.000%	05/01/34	29	29,760
6.000%	06/01/34	55	56,503
6.000%	09/01/34	31	31,847
6.000%	01/01/37	15	15,984
6.000%	09/01/38	18	18,488
6.000%	08/01/39	20	21,136
6.000%	01/01/53	810	824,872
6.000%	03/01/53	836	850,955
6.000%	03/01/53	881	903,230
6.000%	04/01/53	838	853,894
6.000%	12/01/54	10,323	10,492,800
6.250%	07/15/32(k)	170	192,746
6.500%	07/01/32	3	3,292
6.500%	08/01/32	11	11,691
6.500%	08/01/32	11	11,835
6.500%	08/01/32	17	17,607
6.500%	09/01/32	9	9,198
6.500%	09/01/32	18	18,099
6.500%	09/01/32	45	46,746
6.750%	03/15/31	545	622,673
Federal Home Loan Mortgage Corp., MTN
2.311%(s)	11/15/38	95	51,416
Federal National Mortgage Assoc.
1.500%	11/01/50	1,142	860,482
1.500%	12/01/50	730	549,564
1.500%	02/01/51(k)	15,735	11,840,424
1.500%	03/01/51	350	263,182
1.500%	05/01/51	515	387,449
2.000%	TBA	25,000	19,784,690
2.000%	09/01/50	2,048	1,630,088
2.000%	10/01/50	1,145	913,262
2.000%	12/01/50	337	268,444
2.000%	03/01/51	6,212	4,942,838
2.000%	04/01/51	6,063	4,824,098
2.000%	06/01/51	20,497	16,250,807
2.000%	07/01/51	2,921	2,323,475
2.000%	10/01/51	8,055	6,384,259
2.500%	TBA	17,000	14,092,501
2.500%	02/01/43	76	66,697
2.500%	12/01/46	275	234,615
2.500%	01/01/50	563	472,906
2.500%	03/01/50	183	154,088
2.500%	06/01/50	2,170	1,823,695
2.500%	09/01/50	1,217	1,030,336
2.500%	10/01/50	9,360	7,803,374
2.500%	01/01/51	2,333	1,950,193
2.500%	02/01/51	1,899	1,585,213
2.500%	03/01/51	4,778	3,984,658
2.500%	04/01/51	864	726,447
2.500%	04/01/51	1,457	1,216,516
2.500%	05/01/51	1,205	1,003,334
2.500%	07/01/51	3,073	2,561,136
2.500%	09/01/51	3,341	2,784,024
2.500%	10/01/51	7,266	6,041,216
2.500%	11/01/51	4,510	3,743,259
2.500%	02/01/52	1,274	1,074,402

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/52	570	$479,478
2.500%	05/01/52	781	655,114
3.000%	03/01/43	280	252,742
3.000%	07/01/43	346	312,550
3.000%	07/01/43	468	422,890
3.000%	01/01/47	1,002	905,810
3.000%	12/01/47	335	298,330
3.000%	04/01/48	5,599	5,050,126
3.000%	11/01/48	734	662,580
3.000%	02/01/50	143	124,860
3.000%	07/01/50	1,153	1,009,315
3.000%	07/01/51	472	411,071
3.000%	11/01/51	1,347	1,175,899
3.000%	11/01/51	1,482	1,293,136
3.000%	11/01/51	12,404	10,791,080
3.000%	12/01/51	2,509	2,205,363
3.000%	12/01/51	4,250	3,703,971
3.000%	01/01/52	1,128	976,775
3.000%	02/01/52	819	714,914
3.000%	02/01/52	1,603	1,390,050
3.000%	03/01/52	1,709	1,481,521
3.000%	04/01/52	781	679,616
3.000%	04/01/52	785	691,221
3.000%	04/01/52	2,004	1,735,227
3.000%	04/01/52	12,885	11,170,292
3.500%	06/01/39	95	89,345
3.500%	04/01/42	168	158,026
3.500%	06/01/42	234	219,150
3.500%	07/01/42	126	118,064
3.500%	07/01/42	337	315,970
3.500%	12/01/46	307	288,002
3.500%	05/01/51	3,321	3,018,554
3.500%	07/01/51	948	859,779
3.500%	02/01/52	5,031	4,563,793
3.500%	03/01/52	591	534,033
3.500%	04/01/52	3,418	3,082,818
3.500%	05/01/52	5,138	4,634,564
3.500%	06/01/52	2,143	1,940,789
4.000%	03/01/48	10,425	10,025,002
4.000%	04/01/52	864	803,499
4.000%	05/01/52	10,972	10,222,941
4.000%	06/01/52	7,654	7,132,399
4.500%	08/01/40	659	657,370
4.500%	09/01/49	1,279	1,243,784
4.500%	06/01/52	5,153	4,938,104
4.500%	07/01/52	2,740	2,625,422
4.500%	10/01/52	1,876	1,797,553
5.000%	TBA	36,500	35,766,356
5.000%	12/01/31	16	15,957
5.000%	03/01/34	95	95,802
5.000%	06/01/35	41	41,835
5.000%	07/01/35	23	22,881
5.000%	05/01/36	29	29,088
5.000%	07/01/52	392	385,924
5.000%	08/01/52	495	487,278
5.000%	03/01/53	7,295	7,201,738
5.000%	05/01/53	658	650,234
5.500%	TBA	13,500	13,496,911

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	02/01/33	2		$2,505
5.500%	02/01/33	5		5,467
5.500%	03/01/33	6		6,223
5.500%	03/01/33	12		12,187
5.500%	03/01/33	16		16,001
5.500%	04/01/33	2		1,954
5.500%	04/01/33	7		7,403
5.500%	04/01/33	10		10,010
5.500%	04/01/33	12		11,904
5.500%	07/01/33	9		9,149
5.500%	07/01/33	10		10,490
5.500%	08/01/33	11		10,675
5.500%	02/01/34	9		9,474
5.500%	04/01/34	10		9,847
5.500%	06/01/34	14		13,957
5.500%	11/01/52	10,944		11,007,915
5.500%	04/01/53	2,703		2,707,072
5.500%	07/01/55	5,003		5,004,036
6.000%	10/01/33	1		1,270
6.000%	10/01/33	126		128,140
6.000%	12/01/33	7		6,654
6.000%	02/01/34	33		34,583
6.000%	03/01/34	17		17,669
6.000%	08/01/34	—(r	)	144
6.000%	11/01/34	—(r	)	112
6.000%	02/01/35	57		58,442
6.000%	01/01/36	44		45,682
6.000%	11/01/36	18		18,326
6.000%	05/01/38	14		15,007
6.000%	11/01/52	835		851,342
6.000%	12/01/52	2,638		2,693,361
6.000%	04/01/53	410		418,465
6.000%	12/01/54	3,347		3,403,679
6.500%	07/01/32	39		40,412
6.500%	08/01/32	19		19,348
6.500%	08/01/32	42		43,541
6.500%	09/01/32	17		18,010
6.500%	09/01/32	51		52,479
6.500%	10/01/32	29		30,126
6.500%	10/01/32	48		49,466
6.500%	04/01/33	46		48,343
6.500%	11/01/33	1		1,422
6.500%	10/01/37	52		55,453
6.625%	11/15/30(k)	830		937,981
7.000%	12/01/31	14		14,514
7.000%	05/01/32	16		16,875
7.000%	06/01/32	3		2,999
7.000%	01/01/36	10		10,082
7.000%	03/01/53	258		272,032
7.125%	01/15/30	785		891,919
4.523%(s)	03/17/31	315		247,547
Freddie Mac Coupon Strips
4.919%(s)	03/15/31	105		83,061
Freddie Mac Strips
5.076%(s)	07/15/32	330		244,607
Government National Mortgage Assoc.
2.000%	10/20/50	2,261		1,841,707
2.000%	12/20/50	4,040		3,291,012

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/20/51	6,016	$4,903,553
2.000%	09/20/51	258	209,891
2.000%	10/20/51	1,266	1,031,270
2.500%	12/20/46	70	60,826
2.500%	09/20/50	3,066	2,609,101
2.500%	03/20/51	937	796,731
2.500%	05/20/51	798	678,804
3.000%	03/15/45	305	271,588
3.000%	07/20/46	279	250,774
3.000%	09/20/46	301	269,819
3.000%	10/20/46	76	68,126
3.000%	04/20/47	355	318,373
3.000%	12/20/48	241	215,472
3.000%	04/20/49	213	191,143
3.000%	07/20/49	55	49,362
3.000%	12/20/49	236	209,935
3.000%	08/20/51	8,950	7,926,356
3.500%	01/20/43	334	312,336
3.500%	04/20/43	159	148,418
3.500%	03/20/45	196	182,618
3.500%	04/20/45	158	146,901
3.500%	04/20/47	3,204	2,964,980
3.500%	01/20/48	85	78,249
3.500%	11/20/51	3,774	3,448,558
3.500%	12/20/51	9,636	8,803,831
3.500%	01/20/52	2,634	2,404,706
3.500%	03/20/52	2,568	2,342,940
3.500%	04/20/52	1,294	1,180,259
4.000%	06/15/40	52	49,715
4.000%	08/20/46	160	151,352
4.000%	11/20/46	97	91,667
4.000%	09/20/47	127	119,486
4.000%	06/20/48	191	180,352
4.000%	02/20/49	342	322,551
4.000%	04/20/52	128	119,387
4.000%	06/20/52	3,014	2,816,292
4.000%	08/20/52	4,942	4,617,984
4.500%	02/20/41	151	149,363
4.500%	03/20/41	126	125,164
4.500%	06/20/44	98	95,714
4.500%	09/20/46	109	107,353
4.500%	11/20/46	197	192,779
4.500%	01/20/47	25	24,439
4.500%	05/20/52	417	402,591
4.500%	08/20/52	13,261	12,800,185
5.000%	07/15/33	44	44,043
5.000%	09/15/33	68	68,743
5.000%	04/15/34	26	26,878
5.000%	10/20/48	35	35,314
5.000%	07/20/52	2,910	2,872,606
5.000%	09/20/52	1,179	1,164,903
5.500%	TBA	2,500	2,501,230
5.500%	01/15/33	19	19,510
5.500%	02/15/33	12	12,566
5.500%	05/15/33	68	69,514
5.500%	06/15/33	80	80,328
5.500%	09/15/33	17	17,062
5.500%	03/15/34	85	87,813

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/15/35	23	$23,358
5.500%	03/15/36	23	23,547
5.500%	04/20/52	1,029	1,037,559
5.500%	05/20/52	1,082	1,090,487
5.500%	06/20/52	946	955,326
5.500%	09/20/52	1,262	1,275,425
5.500%	11/20/52	1,135	1,146,789
6.000%	12/15/32	37	39,352
6.000%	11/15/33	17	17,341
6.000%	01/15/34	4	4,604
6.000%	06/20/34	114	118,685
6.000%	11/15/34	138	142,897
6.000%	09/20/52	1,429	1,461,047
6.000%	02/20/53	1,127	1,151,473
6.000%	06/20/53	863	880,652
6.500%	07/15/32	4	4,596
6.500%	08/15/32	1	1,092
6.500%	08/15/32	2	2,171
6.500%	08/15/32	6	5,999
6.500%	08/15/32	30	30,926
6.500%	09/15/32	24	23,722
6.500%	09/15/32	57	59,350
6.500%	09/15/32	83	85,214
6.500%	11/15/33	44	44,897
6.500%	07/20/54	5,250	5,397,109
7.000%	08/15/28	5	5,047
7.500%	12/15/25	1	1,474
Resolution Funding Corp. Interest Strips, Bonds
3.228%(s)	01/15/30	450	373,933
3.606%(s)	04/15/30	535	440,259
Resolution Funding Corp. Principal Strips, Bonds
3.729%(s)	01/15/30	1,770	1,476,497
Tennessee Valley Authority Generic Strips, Bonds
4.722%(s)	07/15/34	10	6,483

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $555,122,757)			549,803,458

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds
1.625%	11/15/50	1,340	706,222
1.875%	02/15/51	2,130	1,196,794
1.875%	11/15/51	4,815	2,679,848
2.375%	11/15/49(h)(k)	36,190	23,280,348
2.375%	05/15/51	715	453,466
2.875%	05/15/43	815	627,932
3.000%	11/15/44(h)	19,830	15,266,002
3.000%	02/15/49	1,535	1,131,343
4.000%	11/15/52	330	288,647
4.250%	08/15/54	690	630,272
4.500%	11/15/54	1,165	1,110,755
4.625%	11/15/44(h)	1,990	1,948,334
4.750%	05/15/55	840	835,406
U.S. Treasury Notes
3.875%	06/30/30	130	130,508
U.S. Treasury Strips Coupon
2.344%(s)	08/15/44	2,710	1,035,826
2.364%(s)	05/15/45	3,420	1,259,255
2.377%(s)	08/15/45	1,250	454,349

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.722%(s)	05/15/44	16,895	$6,543,040
3.922%(s)	05/15/39(h)	1,445	746,865
4.146%(s)	05/15/43	11,475	4,693,962
4.308%(s)	11/15/45	3,260	1,171,753
4.327%(s)	08/15/43	120	48,379
4.366%(s)	11/15/41	4,975	2,219,930
4.500%(s)	05/15/46	865	303,228
4.652%(s)	05/15/49	2,720	822,267
4.655%(s)	02/15/42(h)(k)	23,565	10,353,837
4.663%(s)	02/15/50	1,090	318,195
4.920%(s)	08/15/48	830	260,496

TOTAL U.S. TREASURY OBLIGATIONS (cost $88,614,263)			80,517,259

		Shares
COMMON STOCKS — 0.1%
Chemicals — 0.0%
TPC Group, Inc.*		14,880	354,330

Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)*^(x)		5,622	732,636

Interactive Media & Services — 0.0%
Diamond Sports Group LLC*		22,907	314,971

Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.		12,213	1,428,188

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*(x)		65,188	456,316

TOTAL COMMON STOCKS (cost $808,034)			3,286,441

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40		45,000	1,323,900

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)		25,000	543,000

Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)		402	402,000

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)		4,217	49,606

TOTAL PREFERRED STOCKS (cost $2,170,800)			2,318,506

	Units	Value
WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26	42,843	$9,511

(cost $0)
TOTAL LONG-TERM INVESTMENTS (cost $2,481,506,068)		2,471,966,998

	Shares
SHORT-TERM INVESTMENTS — 3.9%
AFFILIATED MUTUAL FUNDS — 3.9%
PGIM Core Ultra Short Bond Fund(wb) .	75,428,407	75,428,407
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $21,915,079; includes $21,842,762 of cash collateral for securities on loan)(b)(wb)	21,944,318	21,928,957

TOTAL AFFILIATED MUTUAL FUNDS (cost $97,343,486)		97,357,364

OPTIONS PURCHASED*~ — 0.0% (cost $241,107)		208,604

TOTAL SHORT-TERM INVESTMENTS (cost $97,584,593)		97,565,968

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.9% (cost $2,579,090,661)		2,569,532,966

OPTIONS WRITTEN*~ — (0.0)% (premiums received $775,354)		(936,285)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.9% (cost $2,578,315,307)		2,568,596,681
Liabilities in excess of other assets(z) — (3.9)%		(96,539,579)

NET ASSETS — 100.0%		$2,472,057,102

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,226,144 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,452,531; cash collateral of $21,842,762 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)

Perpetual security. Maturity date represents next call date. (p) Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$13	$13	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	9	—	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL
US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%, 11.250%, 05/25/27	01/30/24-05/15/25	1,161,435	1,261,871	0.1
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	14,780	49,606	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	78,452	456,316	0.0
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-05/15/25	481,585	693,624	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	406,020	402,000	0.0
Ferrellgas Partners LP (Class B Stock)*^	10/25/19	1,543,888	732,636	0.0
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23-04/22/25	302,843	322,600	0.0
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	450,000	454,125	0.0
SMB Private Education Loan Trust, Series 2024-A, Class A1A, 144A, 5.240%, 03/15/56	03/07/24	596,379	606,628	0.0
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 144A, 5.380%, 07/15/53	06/25/24	888,281	906,002	0.1

Total		$5,923,685	$5,885,421	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at June 30, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $119,797)	121,622	$119,797	$—	$—

Unfunded loan commitment outstanding at June 30, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/23/30 (cost $600,000)	600	$602,250	$2,250	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	$(3,500)	$(3,254,044)
Federal National Mortgage Assoc.	4.000%	TBA	08/13/25	(2,000)	(1,859,219)
Federal National Mortgage Assoc.	4.500%	TBA	08/13/25	(9,500)	(9,083,035)
Government National Mortgage Assoc.	4.000%	TBA	07/21/25	(1,000)	(929,621)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $15,018,477)					$(15,125,919)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	42	105	$263

(cost $592)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	1,280	$129
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	1,289	5
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	1,276	291
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	1,294	861
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		1,472	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		896	58
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		1,481	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		17,861	955
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		1,473	1
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		1,480	5
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		1,475	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		4,180	55
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		1,479	5
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		736	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		741	437
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		2,986	63
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		736	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	1,294	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	644	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	1,728	2
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		4,438	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		736	1
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		17,861	57,739
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		8,249	1,090
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		2,302	305
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		4,180	62,658
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		1,494	125
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		1,494	125
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		896	18

Total OTC Traded (cost $127,727)								$124,928

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%	2,335	$22,089
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	2,335	1
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	33,990	37,328
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	25,870	23,995

Total OTC Swaptions (cost $112,788)								$83,413

Total Options Purchased (cost $241,107)								$208,604

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	23	58	$(14,375)
3 Month SOFR	Put	12/12/25	$96.25	23	58	(9,774)

Total Exchange Traded (premiums received $43,046)						$(24,149)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	1,280	$(12,667)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	1,289	(4,219)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	1,276	(12,576)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	1,294	(14,946)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		1,472	—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		896	(2,907)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		1,481	(4,834)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		17,861	(41,123)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		1,473	(732)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		1,480	(6,599)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		1,475	(896)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		4,180	(40,192)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		1,479	(798)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		736	(247)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		741	(3,783)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		2,986	(24,233)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		736	(50)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	1,294	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	644	(27)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	1,728	(727)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		4,438	(461,214)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		736	(10,555)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		5,271	(91,522)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		747	(2,260)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		747	(2,260)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		747	(5,364)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		747	(5,364)

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—	896	$(10,473)

Total OTC Traded (premiums received $ 573,282)							$(760,568)

OTC Swaption

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/4.450%	3.21%(A)	4,670	$(14,685)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	33,990	(53,176)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	25,870	(58,390)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)	4,230	(1,544)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	21,340	(1,641)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	33,990	(13,810)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	25,870	(8,322)

Total OTC Swaptions (premiums received $159,026)								$(151,568)

Total Options Written (premiums received $775,354)								$(936,285)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
784	2 Year U.S. Treasury Notes	Sep. 2025	$163,090,375	$630,686
1,428	5 Year U.S. Treasury Notes	Sep. 2025	155,652,000	1,611,097
1,048	10 Year U.S. Treasury Notes	Sep. 2025	117,507,000	1,975,159
872	10 Year U.S. Ultra Treasury Notes	Sep. 2025	99,639,629	1,953,940
1,685	20 Year U.S. Treasury Bonds	Sep. 2025	194,564,844	5,740,922
42	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	5,003,250	24,923

				11,936,727

Short Positions:
52	5 Year Euro-Bobl	Sep. 2025	7,208,300	20,089
73	10 Year Euro-Bund	Sep. 2025	11,191,644	55,382
11	Euro Schatz Index	Sep. 2025	1,389,687	1,999

				77,470

				$12,014,197

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/25	GSI	BRL	58,575	$10,281,608	$10,775,847	$494,239	$—
Expiring 08/04/25	GSI	BRL	50,407	9,092,526	9,197,323	104,797	—
British Pound,
Expiring 07/22/25	JPM	GBP	1,997	2,702,018	2,742,086	40,068	—
Chilean Peso,
Expiring 09/17/25	DB	CLP	832,384	896,000	893,325	—	(2,675)
Euro,
Expiring 07/22/25	BOA	EUR	648	740,000	763,985	23,985	—
Expiring 07/22/25	CITI	EUR	1,319	1,491,950	1,556,102	64,152	—
Expiring 07/22/25	CITI	EUR	1,278	1,472,000	1,507,149	35,149	—
Expiring 07/22/25	CITI	EUR	677	773,000	798,979	25,979	—
Expiring 07/22/25	CITI	EUR	649	741,512	765,663	24,151	—
Expiring 07/22/25	DB	EUR	653	745,000	770,423	25,423	—
Expiring 07/22/25	DB	EUR	639	736,000	754,081	18,081	—
Expiring 07/22/25	MSI	EUR	6,208	7,052,762	7,324,015	271,253	—
Expiring 07/22/25	MSI	EUR	1,319	1,496,357	1,556,102	59,745	—
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	244,134	676,844	718,747	41,903	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	226,890	2,635,500	2,639,793	4,293	—
Expiring 09/17/25	UAG	INR	571,912	6,658,961	6,648,523	—	(10,438)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	4,948,301	299,000	305,544	6,544	—
Expiring 09/17/25	HSBC	IDR	159,698,000	9,779,125	9,860,904	81,779	—
Expiring 09/17/25	HSBC	IDR	45,718,332	2,803,000	2,822,979	19,979	—
Japanese Yen,
Expiring 07/22/25	BOA	JPY	72,735	503,000	506,397	3,397	—
Expiring 07/22/25	GSI	JPY	79,733	544,000	555,118	11,118	—
Expiring 07/22/25	HSBC	JPY	135,056	947,000	940,293	—	(6,707)
Expiring 07/22/25	SCB	JPY	265,378	1,877,917	1,847,629	—	(30,288)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	55,964	2,880,193	2,957,712	77,519	—
New Taiwanese Dollar,
Expiring 09/17/25	MSI	TWD	30,904	1,070,000	1,081,799	11,799	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	3,508	979,703	988,072	8,369	—
Expiring 09/17/25	CITI	PEN	2,217	620,760	624,382	3,622	—
Expiring 09/17/25	CITI	PEN	1,858	515,015	523,213	8,198	—
Expiring 09/17/25	CITI	PEN	1,747	487,975	492,059	4,084	—
Expiring 09/17/25	MSI	PEN	4,932	1,352,110	1,389,173	37,063	—
Expiring 09/17/25	SCB	PEN	4,820	1,337,700	1,357,525	19,825	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	89,331	1,559,250	1,583,551	24,301	—
Expiring 09/17/25	BOA	PHP	71,154	1,237,500	1,261,327	23,827	—
Expiring 09/17/25	HSBC	PHP	185,391	3,312,911	3,286,377	—	(26,534)
Expiring 09/17/25	HSBC	PHP	124,226	2,153,250	2,202,130	48,880	—
South African Rand,
Expiring 09/17/25	BARC	ZAR	40,378	2,264,834	2,267,730	2,896	—
South Korean Won,
Expiring 09/17/25	SCB	KRW	6,706,216	4,933,000	4,980,542	47,542	—
Thai Baht,
Expiring 09/17/25	UAG	THB	27,083	829,000	838,051	9,051	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	132,268	3,246,032	3,296,711	50,679	—
Expiring 07/23/25	HSBC	TRY	40,155	980,000	988,794	8,794	—
Expiring 07/23/25	UAG	TRY	54,764	1,337,500	1,348,547	11,047	—

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 07/30/25	BARC	TRY	83,463	$2,026,242	$2,041,223	$14,981	$—

				$98,068,055	$99,759,925	1,768,512	(76,642)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/25	GSI	BRL	50,407	$9,161,603	$9,273,178	$—	$(111,575)
Expiring 07/02/25	HSBC	BRL	8,168	1,470,000	1,502,668	—	(32,668)
British Pound,
Expiring 07/22/25	DB	GBP	13,353	17,667,186	18,331,149	—	(663,963)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	140,794	19,747,222	19,792,974	—	(45,752)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	40,911	1,862,563	1,950,398	—	(87,835)
Expiring 07/22/25	MSI	CZK	34,640	1,544,000	1,651,464	—	(107,464)
Euro,
Expiring 07/22/25	GSI	EUR	582	651,000	686,047	—	(35,047)
Expiring 07/22/25	GSI	EUR	536	602,000	632,271	—	(30,271)
Expiring 07/22/25	HSBC	EUR	45,976	50,588,321	54,240,101	—	(3,651,780)
Expiring 07/22/25	HSBC	EUR	15,376	18,052,786	18,139,974	—	(87,188)
Expiring 07/22/25	HSBC	EUR	1,012	1,156,000	1,194,151	—	(38,151)
Expiring 07/22/25	HSBC	EUR	133	149,297	157,013	—	(7,716)
Expiring 07/22/25	JPM	EUR	5,037	5,748,492	5,942,057	—	(193,565)
Expiring 07/22/25	JPM	EUR	2,874	3,241,000	3,391,179	—	(150,179)
Expiring 07/22/25	JPM	EUR	774	908,974	912,957	—	(3,983)
Expiring 07/22/25	MSI	EUR	7,135	8,011,249	8,417,578	—	(406,329)
Expiring 07/22/25	SSB	EUR	49,741	56,959,620	58,682,691	—	(1,723,071)
Expiring 07/22/25	TD	EUR	48,989	55,986,920	57,795,161	—	(1,808,241)
Indian Rupee,
Expiring 09/17/25	JPM	INR	335,076	3,847,000	3,895,285	—	(48,285)
Japanese Yen,
Expiring 07/22/25	CITI	JPY	93,027	653,000	647,679	5,321	—
Expiring 07/22/25	DB	JPY	91,136	644,000	634,513	9,487	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	22,026	1,133,650	1,164,062	—	(30,412)
Expiring 09/17/25	DB	MXN	22,001	1,133,650	1,162,780	—	(29,130)
Expiring 09/17/25	DB	MXN	18,670	971,700	986,714	—	(15,014)
Expiring 09/17/25	MSI	MXN	13,226	690,000	698,995	—	(8,995)
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	237,349	8,081,237	8,308,489	—	(227,252)
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	7,109	5,570,605	5,623,432	—	(52,827)
Expiring 09/17/25	GSI	SGD	6,779	5,305,730	5,361,668	—	(55,938)
Expiring 09/17/25	MSI	SGD	3,362	2,613,270	2,658,929	—	(45,659)
South African Rand,
Expiring 09/17/25	GSI	ZAR	18,490	1,021,000	1,038,461	—	(17,461)
South Korean Won,
Expiring 09/17/25	MSI	KRW	10,712,217	7,965,717	7,955,699	10,018	—

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/17/25	HSBC	THB	253,293	$7,838,017	$7,837,956	$61	$—

				$300,976,809	$310,667,673	24,887	(9,715,751)

						$1,793,399	$(9,792,393)

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	454	JPY	72,804	$28,653	$—	MSI
07/22/25	Buy	EUR	1,299	PLN	5,554	—	(7,550)	CITI
07/22/25	Buy	JPY	73,178	EUR	454	—	(26,054)	CITI
07/22/25	Buy	JPY	146,495	EUR	908	—	(51,136)	MSI
07/22/25	Buy	PLN	5,901	EUR	1,365	25,986	—	BNP

						$54,639	$(84,740)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,050	*	$8,081	$(2,783)	$10,864	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000	%(Q)	EUR	1,755	$(48,330)	$(32,207)	$(16,123)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	2,120		0.239%	$8,270	$7,184	$1,086	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	2,120		0.252%	8,140	7,283	857	GSI
Hellenic Republic	06/20/27	1.000%(Q)	575		0.192%	9,077	7,908	1,169	BARC
Hellenic Republic	12/20/27	1.000%(Q)	430		0.251%	7,800	6,723	1,077	BARC
Kingdom of Norway	12/20/25	—%(Q)	5,780		0.042%	(1,143)	(1,348)	205	BARC
Morgan Stanley	12/20/25	1.000%(Q)	2,120		0.241%	8,247	7,184	1,063	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)	1,861		3.104%	7,119	—	7,119	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	2,280	*		15,594	—	15,594	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	1,632	*		24,738	—	24,738	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	National Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	1,245	0.223%	$9,669	$8,704	$965	GSI

					$97,511	$43,638	$53,873

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000	%(Q)	2,240	$(49,842)	$(171,919)	$(122,077)
CDX.NA.IG.44.V1	06/20/30	1.000	%(Q)	34,040	(627,093)	(764,306)	(137,213)

					$(676,935)	$(936,225)	$(259,290)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	$(184,608)	$153,495	$338,103

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.217%	$150,731	$201,501	$50,770
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/4.217%	(145,549)	335,329	480,878
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/4.217%	(9,088)	64,958	74,046
	42,315	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.450%	—	(94,624)	(94,624)
	51,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.450%	215,424	366,729	151,305
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.450%	—	(474,119)	(474,119)
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.450%	1,772	(121,001)	(122,773)
	22,980	12/20/44	3.995%(A)	1 Day SOFR(1)(A)/4.450%	—	46,922	46,922
	6,285	12/16/49	3.805%(A)	1 Day SOFR(1)(A)/4.450%	(44,442)	(174,452)	(130,010)
	6,862	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/4.450%	—	22,217	22,217
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.450%	1,278,108	1,257,104	(21,004)
	20,455	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.450%	299,149	472,651	173,502
	5,565	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/4.450%	43,136	213,390	170,254
	17,515	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/4.450%	—	335,117	335,117

					$1,604,633	$2,605,217	$1,000,584

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL47,424	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(349,153)	$—	$(349,153)	GSI
BRL47,424	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	424,109	—	424,109	GSI

				$74,956	$—	$74,956

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(18,681)	$57,525	$—	$57,525
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	07/15/25	19,625	217,740	—	217,740
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 4.490%	GSI	07/24/25	15,820	(34,273)	—	(34,273)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	07/24/25	16,055	(66,461)	—	(66,461)
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 4.520%	JPM	07/30/25	12,265	(149,223)	—	(149,223)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	15,220	128,801	—	128,801

					$154,109	$—	$154,109

(1) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$44,986	$(36,338)	$892,912	$(615,233)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$2,543,633
JPS	—	15,494,543

Total	$—	$18,038,176

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$34,882,148	$—
Collateralized Debt Obligation	—	4,603,580	—
Collateralized Loan Obligations	—	435,654,544	—
Consumer Loans	—	25,138,908	—
Credit Cards	—	4,424,968	—
Home Equity Loans	—	20,727,466	—
Other	—	27,136,647	—
Residential Mortgage-Backed Securities	—	474,577	956,479
Student Loans	—	5,335,565	—
Commercial Mortgage-Backed Securities	—	286,432,477	—
Corporate Bonds	—	775,972,041	1,862,205
Floating Rate and Other Loans	—	22,796,799	3,017,183
Municipal Bonds	—	11,976,642	—
Residential Mortgage-Backed Securities	—	140,812,859	4,888,008
Sovereign Bonds	—	28,938,727	—
U.S. Government Agency Obligations	—	549,803,458	—
U.S. Treasury Obligations	—	80,517,259	—
Common Stocks	1,428,188	1,858,253	—
Preferred Stocks	1,866,900	—	451,606
Warrants	—	9,511	—
Short-Term Investments
Affiliated Mutual Funds	97,357,364	—	—
Options Purchased	263	208,341	—

Total	$100,652,715	$2,457,704,770	$11,175,481

Liabilities
Options Written	$(24,149)	$(912,136)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitment	—	—	2,250
Futures Contracts	12,014,197	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,793,399	—
OTC Cross Currency Exchange Contracts	—	54,639	—
OTC Credit Default Swap Agreements	—	58,322	48,413
Centrally Cleared Interest Rate Swap Agreements	—	1,843,114	—
OTC Interest Rate Swap Agreement	—	424,109	—
OTC Total Return Swap Agreements	—	404,066	—

Total	$12,014,197	$4,577,649	$50,663

Liabilities
Forward Commitment Contracts	$—	$(15,125,919)	$—
OTC Forward Foreign Currency Exchange Contracts	—	(9,792,393)	—
OTC Cross Currency Exchange Contracts	—	(84,740)	—
Centrally Cleared Credit Default Swap Agreements	—	(259,290)	—
OTC Credit Default Swap Agreements	—	(49,473)	—
Centrally Cleared Interest Rate Swap Agreements	—	(842,530)	—
OTC Interest Rate Swap Agreement	—	(349,153)	—
OTC Total Return Swap Agreements	—	(249,957)	—

Total	$—	$(26,753,455)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

U.S. Government Agency Obligations	22.2%
Collateralized Loan Obligations	17.6
Commercial Mortgage-Backed Securities	11.6
Banks	7.8
Residential Mortgage-Backed Securities	6.0
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	3.9
U.S. Treasury Obligations	3.3
Pipelines	2.5
Electric	2.2
Oil & Gas	2.0
Telecommunications	1.7
Automobiles	1.4
Healthcare-Services	1.4
Sovereign Bonds	1.2
Other	1.1
Auto Manufacturers	1.1
Consumer Loans	1.0
Aerospace & Defense	0.9
Agriculture	0.9
Chemicals	0.9
Retail	0.9
Home Equity Loans	0.8
Real Estate Investment Trusts (REITs)	0.8
Media	0.8
Foods	0.8

Diversified Financial Services	0.6%
Insurance	0.5
Municipal Bonds	0.5
Commercial Services	0.5
Pharmaceuticals	0.4
Auto Parts & Equipment	0.4
Packaging & Containers	0.4
Airlines	0.4
Semiconductors	0.4
Mining	0.4
Building Materials	0.4
Lodging	0.3
Engineering & Construction	0.3
Leisure Time	0.3
Holding Companies-Diversified	0.3
Student Loans	0.2
Entertainment	0.2
Collateralized Debt Obligation	0.2
Credit Cards	0.2
Shipbuilding	0.2
Trucking & Leasing	0.2
Beverages	0.2
Office/Business Equipment	0.1
Biotechnology	0.1
Metal Fabricate/Hardware	0.1
Multi-National	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Transportation	0.1%
Software	0.1
Gas	0.1
Iron/Steel	0.1
Machinery-Diversified	0.1
Computers	0.1
Home Builders	0.1
Healthcare-Products	0.1
Real Estate	0.1
Housewares	0.1
Oil, Gas & Consumable Fuels	0.1
Electrical Components & Equipment	0.1
Internet	0.0	*
Gas Utilities	0.0	*
Apparel	0.0	*
Capital Markets	0.0	*
Wireless Telecommunication Services	0.0	*

Oil & Gas Services	0.0	*%
Electronic Equipment, Instruments & Components	0.0	*
Environmental Control	0.0	*
Interactive Media & Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Options Purchased	0.0	*
Home Furnishings	0.0	*
Forest Products & Paper	0.0	*
Electronics	0.0	*
Machinery-Construction & Mining	0.0	*

	103.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Stateme nt of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
				Due from/to broker-variation
Credit contracts	—	$—		margin swaps	$259,290	*
Credit contracts	Premiums paid for OTC swap agreements	44,986		Premiums received for OTC swap agreements	36,338
Credit contracts	Unaffiliated investments	61,323		Options written outstanding, at value	136,883
Credit contracts	Unrealized appreciation on OTC swap agreements	64,737		Unrealized depreciation on OTC swap agreements	16,123
Foreign exchange contracts	Unaffiliated investments	124,928		Options written outstanding, at value	760,568
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	54,639		Unrealized depreciation on OTC cross currency exchange contracts	84,740
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,793,399		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,792,393
Interest rate contracts	Due from/to broker-variation margin futures	12,014,197	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	1,843,114	*	Due from/to broker-variation margin swaps	842,530	*
Interest rate contracts	Unaffiliated investments	22,353		Options written outstanding, at value	38,834
Interest rate contracts	Unrealized appreciation on OTC swap agreements	828,175		Unrealized depreciation on OTC swap agreements	599,110

		$16,851,851			$12,566,809

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts.	$(110,415)	$315,355	$ —	$ —	$(751,215)
Foreign exchange contracts	(149,076)	1,098,057	—	(10,969,004)	—
Interest rate contracts	7,946	79,925	(5,271,848)	—	(2,561,147)

Total	$(251,545)	$1,493,337	$(5,271,848)	$(10,969,004)	$(3,312,362)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$5,777	$(29,583)	$ —	$ —	$(159,443)
Foreign exchange contracts	(25,587)	(231,030)	—	(10,682,273)	—
Interest rate contracts	(48,864)	110,354	15,927,107	—	3,159,360

Total	$(68,674)	$(150,259)	$15,927,107	$(10,682,273)	$2,999,917

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 203,783
Options Written (2)	289,449,180
Futures Contracts - Long Positions (2)	649,363,337
Futures Contracts - Short Positions (2)	28,745,166
Forward Foreign Currency Exchange Contracts - Purchased (3)	92,892,397
Forward Foreign Currency Exchange Contracts - Sold (3)	266,143,050
Cross Currency Exchange Contracts (4)	1,698,181
Interest Rate Swap Agreements (2)	441,740,609
Credit Default Swap Agreements - Buy Protection (2)	19,267,506
Credit Default Swap Agreements - Sell Protection (2)	72,916,754
Total Return Swap Agreements (2)	103,689,255

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions - Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$21,452,531	$(21,452,531)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$76,862	$(49,678)	$27,184	$—	$27,184
BNP	25,986	—	25,986	—	25,986
BOA	75,510	(83,239)	(7,729)	—	(7,729)
CITI	186,102	(398,873)	(212,771)	212,771	—
DB	133,774	(766,590)	(632,816)	560,237	(72,579)
GSI	1,184,429	(639,686)	544,743	—	544,743
HSBC	291,984	(3,896,496)	(3,604,512)	3,198,777	(405,735)
JPM	513,193	(904,877)	(391,684)	391,684	—
MSI	418,972	(1,129,363)	(710,391)	499,031	(211,360)
SCB	67,367	(30,288)	37,079	—	37,079
SSB	—	(1,723,071)	(1,723,071)	1,428,386	(294,685)
TD	—	(1,808,241)	(1,808,241)	1,640,581	(167,660)
UAG	20,098	(10,438)	9,660	—	9,660

	$2,994,277	$(11,440,840)	$(8,446,563)	$7,931,467	$(515,096)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $21,452,531:
Unaffiliated investments (cost $2,481,747,175)	$2,472,175,602
Affiliated investments (cost $97,343,486)	97,357,364
Cash	48,170
Foreign currency, at value (cost $635,781)	648,858
Receivable for investments sold	21,717,689
Dividends and interest receivable	20,377,436
Due from broker-variation margin futures	2,772,821
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,793,399
Unrealized appreciation on OTC swap agreements	892,912
Receivable for Portfolio shares sold	296,135
Unrealized appreciation on OTC cross currency exchange contracts	54,639
Premiums paid for OTC swap agreements	44,986
Unrealized appreciation on unfunded loan commitment	2,250
Prepaid expenses and other assets	246,454

Total Assets	2,618,428,715

LIABILITIES
Payable for investments purchased	95,417,609
Payable to broker for collateral for securities on loan	21,842,762
Forward commitment contracts, at value (proceeds receivable $15,018,477)	15,125,919
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,792,393
Payable for Portfolio shares purchased	1,297,278
Options written outstanding, at value (premiums received $775,354)	936,285
Management fee payable	803,876
Unrealized depreciation on OTC swap agreements	615,233
Accrued expenses and other liabilities	277,463
Due to broker-variation margin swaps	135,051
Unrealized depreciation on OTC cross currency exchange contracts	84,740
Premiums received for OTC swap agreements	36,338
Distribution fee payable	5,151
Affiliated transfer agent fee payable	1,515

Total Liabilities	146,371,613

NET ASSETS	$2,472,057,102

Net assets were comprised of: Partners’ Equity	$2,472,057,102

Class I:
Net asset value and redemption price per share, $2,447,066,873 / 159,310,305 outstanding shares of beneficial interest	$15.36

Class III:
Net asset value and redemption price per share, $24,990,229 / 1,643,872 outstanding shares of beneficial interest	$15.20

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS) INCOME
Interest income (net of $262 foreign withholding tax)	$61,607,423
Affiliated dividend income	1,187,686
Unaffiliated dividend income	93,731
Income from securities lending, net (including affiliated income of $25,400)	25,431

Total income	62,914,271

EXPENSES
Management fee	4,656,462
Distribution fee—Class III	26,560
Custodian and accounting fees	70,076
Audit fee	57,401
Shareholders’ reports	38,263
Professional fees	22,162
Trustees’ fees	20,722
Transfer agent’s fees and expenses (including affiliated expense of $5,087)	5,922
Miscellaneous	43,729

Total expenses	4,941,297

NET INVESTMENT INCOME (LOSS)	57,972,974

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(110))	(17,465,025)
Futures transactions	(5,271,848)
Forward and cross currency contract transactions	(10,969,004)
Options written transactions	1,493,337
Swap agreements transactions	(3,312,362)
Foreign currency transactions	(2,634,239)

(38,159,141)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,671))	70,149,620
Futures	15,927,107
Forward and cross currency contracts	(10,682,273)
Options written	(150,259)
Swap agreements	2,999,917
Foreign currencies.	80,074
Unfunded loan commitments	2,184

78,326,370

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	40,167,229

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,140,203

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$57,972,974	$85,540,645
Net realized gain (loss) on investment and foreign currency transactions	(38,159,141)	(34,973,120)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	78,326,370	(6,258,662)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,140,203	44,308,863

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	44,537,059	917,574,180
Net asset value of shares issued in merger	153,342,672	—
Portfolio shares purchased	(95,251,392)	(102,332,586)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	102,628,339	815,241,594

TOTAL INCREASE (DECREASE)	200,768,542	859,550,457
NET ASSETS:
Beginning of period	2,271,288,560	1,411,738,103

End of period	$2,472,057,102	$2,271,288,560

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.74		$14.31	$13.33	$15.66	$15.78	$14.55

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.73	0.64	0.45	0.40	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		(0.30)	0.34	(2.78)	(0.52)	0.78

Total from investment operations	0.62		0.43	0.98	(2.33)	(0.12)	1.23

Net Asset Value, end of period	$15.36		$14.74	$14.31	$13.33	$15.66	$15.78

Total Return(b)	4.21%		3.00%	7.27%	(14.81)%	(0.76)%	8.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,447		$2,252	$1,398	$1,085	$1,298	$1,293
Average net assets (in millions)	$2,326		$1,690	$1,279	$1,155	$1,292	$1,235
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42	%(d)	0.43%	0.43%	0.43%	0.42%	0.43%
Expenses before waivers and/or expense reimbursement	0.42	%(d)	0.43%	0.43%	0.43%	0.42%	0.43%
Net investment income (loss)	4.98	%(d)	5.02%	4.68%	3.25%	2.55%	2.99%
Portfolio turnover rate(e)(f)	55%		111%	224%	182%	49%	35%

Class III
	Six Months Ended					April 26, 2021(g) through
	June 30, 2025		Year Ended December 31,			December 31, 2021
			2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.60		$14.22	$13.28	$15.64	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.35		0.69	0.60	0.43	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		(0.31)	0.34	(2.79)	0.05	(h)

Total from investment operations	0.60		0.38	0.94	(2.36)	0.29

Net Asset Value, end of period	$15.20		$14.60	$14.22	$13.28	$15.64

Total Return(b)	4.11%		2.67%	7.08%	(15.09)%	1.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25		$19	$13	$9	$5
Average net assets (in millions)	$21		$16	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.68%	0.68%	0.68%	0.66	%(i)
Expenses before waivers and/or expense reimbursement	0.67	%(d)	0.68%	0.68%	0.68%	0.66	%(i)
Net investment income (loss)	4.73	%(d)	4.76%	4.43%	3.08%	2.24	%(i)
Portfolio turnover rate(e)(f)	55%		111%	224%	182%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(i)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A207

PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.0%
Aerospace & Defense — 2.1%
AAR Corp.*	32,031	$2,203,413
AeroVironment, Inc.*(a)	25,313	7,212,939
Kratos Defense & Security Solutions,
Inc.*(a)	148,950	6,918,728
Mercury Systems, Inc.*	45,500	2,450,630
Moog, Inc. (Class A Stock)	25,424	4,600,981
National Presto Industries, Inc.	4,657	456,200
Triumph Group, Inc.*	70,451	1,814,113

		25,657,004

Air Freight & Logistics — 0.2%
Forward Air Corp.*	18,051	442,972
Hub Group, Inc. (Class A Stock)	54,480	1,821,266

		2,264,238

Automobile Components — 1.9%
Adient PLC*	74,800	1,455,608
American Axle & Manufacturing
Holdings, Inc.*	108,150	441,252
BorgWarner, Inc.	197,350	6,607,278
Dana, Inc.	116,550	1,998,832
Dorman Products, Inc.*	24,351	2,987,137
Fox Factory Holding Corp.*	37,150	963,671
Gentherm, Inc.*	28,219	798,315
LCI Industries(a)	22,838	2,082,597
Patrick Industries, Inc.	30,165	2,783,325
Phinia, Inc.	35,800	1,592,742
Standard Motor Products, Inc.	18,973	582,851
XPEL, Inc.*	20,052	719,867

		23,013,475

Automobiles — 0.1%
Winnebago Industries, Inc.	25,296	733,584

Banks — 8.9%
Ameris Bancorp	58,002	3,752,729
Atlantic Union Bankshares Corp.(a)	127,968	4,002,839
Axos Financial, Inc.*	48,130	3,659,805
Banc of California, Inc.	115,000	1,615,750
BancFirst Corp.	17,867	2,208,719
Bancorp, Inc. (The)*	41,976	2,391,373
Bank of Hawaii Corp.(a)	35,650	2,407,444
BankUnited, Inc.	67,037	2,385,847
Banner Corp.	30,937	1,984,609
Berkshire Hills Bancorp, Inc.(a)	40,623	1,017,200
Brookline Bancorp, Inc.	81,111	855,721
Capitol Federal Financial, Inc.	112,331	685,219
Cathay General Bancorp	63,000	2,868,390
Central Pacific Financial Corp.	24,734	693,294
City Holding Co.	13,188	1,614,475
Community Financial System, Inc.	47,236	2,686,311
Customers Bancorp, Inc.*	26,446	1,553,438
CVB Financial Corp.	117,723	2,329,738
Dime Community Bancshares, Inc.	34,990	942,631
Eagle Bancorp, Inc.	27,735	540,278
FB Financial Corp.	31,405	1,422,647
First Bancorp(a)	37,112	1,636,268
First BanCorp. (Puerto Rico)	144,161	3,002,874

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
First Commonwealth Financial Corp.	93,982	$1,525,328
First Financial Bancorp	85,624	2,077,238
First Hawaiian, Inc.(a)	113,382	2,830,015
Fulton Financial Corp.	163,250	2,945,030
Hanmi Financial Corp.	27,552	679,983
Heritage Financial Corp.	30,286	722,018
Hilltop Holdings, Inc.	41,009	1,244,623
Hope Bancorp, Inc.	113,495	1,217,801
Independent Bank Corp.(a)	38,135	2,398,119
Lakeland Financial Corp.(a)	22,928	1,408,926
National Bank Holdings Corp. (Class A Stock)	33,919	1,275,694
NBT Bancorp, Inc.	46,617	1,936,936
Northwest Bancshares, Inc.	113,673	1,452,741
OFG Bancorp (Puerto Rico)(a)	40,356	1,727,237
Pacific Premier Bancorp, Inc.	86,475	1,823,758
Park National Corp.(a)	13,045	2,181,907
Pathward Financial, Inc.	21,403	1,693,405
Preferred Bank	10,398	899,895
Provident Financial Services, Inc.	117,009	2,051,168
Renasant Corp.(a)	82,645	2,969,435
S&T Bancorp, Inc.	34,379	1,300,214
Seacoast Banking Corp. of Florida	76,057	2,100,694
ServisFirst Bancshares, Inc.	45,021	3,489,578
Simmons First National Corp. (Class A Stock)	112,649	2,135,825
Southside Bancshares, Inc.	26,093	767,917
Stellar Bancorp, Inc.	41,192	1,152,552
Tompkins Financial Corp.	11,313	709,664
Triumph Financial, Inc.*	19,695	1,085,391
TrustCo Bank Corp.	17,380	580,840
Trustmark Corp.	54,733	1,995,565
United Community Banks, Inc.(a)	109,158	3,251,817
Veritex Holdings, Inc.	48,560	1,267,416
WaFd, Inc.	72,041	2,109,360
Westamerica BanCorp.	23,805	1,153,114
WSFS Financial Corp.	51,010	2,805,550

		107,224,353

Beverages — 0.1%
MGP Ingredients, Inc.	12,773	382,807
National Beverage Corp.*	21,003	908,170

		1,290,977

Biotechnology — 2.5%
ACADIA Pharmaceuticals, Inc.*	110,450	2,382,407
ADMA Biologics, Inc.*	214,450	3,905,135
Alkermes PLC*(a)	148,150	4,238,572
Arcus Biosciences, Inc.*	60,673	493,878
Arrowhead Pharmaceuticals, Inc.*(a)	113,200	1,788,560
Catalyst Pharmaceuticals, Inc.*	103,019	2,235,512
Dynavax Technologies Corp.*(a)	100,310	995,075
Krystal Biotech, Inc.*(a)	22,690	3,118,967
Myriad Genetics, Inc.*	82,794	439,636
Protagonist Therapeutics, Inc.*(a)	55,700	3,078,539
TG Therapeutics, Inc.*(a)	121,850	4,385,381
Vericel Corp.*	45,236	1,924,792
Vir Biotechnology, Inc.*	84,017	423,446

SEE NOTES TO FINANCIAL STATEMENTS.

A208

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Xencor, Inc.*	62,305	$489,717

		29,899,617

Broadline Retail — 0.5%
Etsy, Inc.*	93,700	4,699,992
Kohl’s Corp.(a)	101,300	859,024

		5,559,016

Building Products — 2.6%
American Woodmark Corp.*	13,420	716,225
Apogee Enterprises, Inc.	19,745	801,647
Armstrong World Industries, Inc	39,080	6,348,155
AZZ, Inc.	26,811	2,533,103
CSW Industrials, Inc.	15,050	4,316,792
Gibraltar Industries, Inc.*	26,533	1,565,447
Griffon Corp.	35,405	2,562,260
Hayward Holdings, Inc.*	127,550	1,760,190
Insteel Industries, Inc.	17,693	658,357
Masterbrand, Inc.*	113,287	1,238,227
Quanex Building Products Corp.	42,827	809,430
Resideo Technologies, Inc.*	133,407	2,942,958
Zurn Elkay Water Solutions Corp.(a)	126,950	4,642,562

		30,895,353

Capital Markets — 2.9%
Acadian Asset Management, Inc.	24,131	850,376
Artisan Partners Asset Management, Inc. (Class A Stock)	62,850	2,786,141
BGC Group, Inc. (Class A Stock)	340,200	3,480,246
Cohen & Steers, Inc.	24,050	1,812,168
Donnelley Financial Solutions, Inc.*	22,886	1,410,922
Moelis & Co. (Class A Stock)(a)	66,650	4,153,628
Piper Sandler Cos	14,762	4,102,950
PJT Partners, Inc. (Class A Stock)(a)	21,950	3,621,969
StepStone Group, Inc. (Class A Stock)	59,200	3,285,600
StoneX Group, Inc.*	39,125	3,565,852
Virtu Financial, Inc. (Class A Stock)	72,450	3,245,036
Virtus Investment Partners, Inc.	5,873	1,065,362
WisdomTree, Inc.	104,198	1,199,319

		34,579,569

Chemicals — 3.2%
AdvanSix, Inc.	24,343	578,146
Balchem Corp.	29,145	4,639,884
Celanese Corp.	98,100	5,427,873
Chemours Co. (The)	133,200	1,525,140
Element Solutions, Inc.	199,750	4,524,338
FMC Corp.(a)	111,950	4,673,913
Hawkins, Inc.	17,074	2,426,215
HB Fuller Co.	49,028	2,949,034
Ingevity Corp.*	32,400	1,396,116
Innospec, Inc.	22,369	1,881,009
Koppers Holdings, Inc.	18,469	593,778
Minerals Technologies, Inc.	28,621	1,576,158
Quaker Chemical Corp.(a)	12,205	1,366,228
Sensient Technologies Corp.(a)	38,000	3,743,760
Stepan Co.	18,829	1,027,687

		38,329,279

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	55,762	$2,632,524
Brady Corp. (Class A Stock)	39,680	2,697,050
CoreCivic, Inc.*	98,523	2,075,880
Deluxe Corp.	40,784	648,873
Enviri Corp.*	73,676	639,508
GEO Group, Inc. (The)*	124,467	2,980,985
Healthcare Services Group, Inc.*	65,539	985,051
HNI Corp.	41,847	2,058,035
Interface, Inc.	53,100	1,111,383
Liquidity Services, Inc.*	20,391	481,024
MillerKnoll, Inc.	60,717	1,179,124
OPENLANE, Inc.*(a)	95,787	2,341,992
Pitney Bowes, Inc	140,925	1,537,492
UniFirst Corp.	13,463	2,534,006
Vestis Corp.	104,150	596,779

		24,499,706

Communications Equipment — 1.0%
Calix, Inc.*	52,950	2,816,410
Digi International, Inc.*(a)	33,048	1,152,053
Extreme Networks, Inc.*	118,328	2,123,988
Harmonic, Inc.*	101,608	962,228
NetScout Systems, Inc.*	63,937	1,586,277
Viasat, Inc.*	77,915	1,137,559
Viavi Solutions, Inc.*	199,187	2,005,813

		11,784,328

Construction & Engineering — 2.5%
Arcosa, Inc.	43,773	3,795,557
Dycom Industries, Inc.*	25,858	6,319,437
Everus Construction Group, Inc.*(a)	45,712	2,904,083
Granite Construction, Inc.(a)	39,324	3,677,187
MYR Group, Inc.*	13,950	2,531,227
Sterling Infrastructure, Inc.*	27,320	6,303,544
WillScot Holdings Corp.(a)	163,850	4,489,490

		30,020,525

Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	41,830	2,389,329
Encore Capital Group, Inc.*	21,283	823,865
Enova International, Inc.*	22,813	2,544,106
EZCORP, Inc. (Class A Stock)*	47,332	656,968
Navient Corp.	66,100	932,010
PRA Group, Inc.*	35,893	529,422
PROG Holdings, Inc.	36,279	1,064,789
World Acceptance Corp.*	2,804	462,996

		9,403,485

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	28,628	1,052,079
Chefs’ Warehouse, Inc. (The)*	31,527	2,011,738
Grocery Outlet Holding Corp.*(a)	87,100	1,081,782
PriceSmart, Inc.(a)	22,249	2,337,035
SpartanNash Co.	31,040	822,249
United Natural Foods, Inc.*	53,786	1,253,752

		8,558,635

SEE NOTES TO FINANCIAL STATEMENTS.

A209

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging — 0.5%
O-I Glass, Inc.*	137,325	$2,024,170
Sealed Air Corp.	132,100	4,099,063

		6,123,233

Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.*	32,270	4,105,712
Frontdoor, Inc.*	66,102	3,896,052
Matthews International Corp. (Class A Stock)(a)	27,807	664,865
Mister Car Wash, Inc.*(a)	85,106	511,487
Perdoceo Education Corp.	55,056	1,799,781
Strategic Education, Inc.	21,525	1,832,423
Stride, Inc.*	38,560	5,598,527

		18,408,847

Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	64,655	1,152,799
American Assets Trust, Inc.	41,952	828,552
Armada Hoffler Properties, Inc.	72,554	498,446
Essential Properties Realty Trust, Inc.(a)	177,435	5,661,951
Global Net Lease, Inc.	172,210	1,300,185

		9,441,933

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	37,896	1,826,966
Lumen Technologies, Inc.*	921,468	4,036,030

		5,862,996

Electric Utilities — 0.5%
MGE Energy, Inc.	32,500	2,874,300
Otter Tail Corp.(a)	37,499	2,890,798

		5,765,098

Electrical Equipment — 0.4%
Powell Industries, Inc.(a)	8,440	1,776,198
Sunrun, Inc.*(a)	205,250	1,678,945
Vicor Corp.*	20,700	938,952

		4,394,095

Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	33,776	4,475,320
Arlo Technologies, Inc.*	92,888	1,575,381
Badger Meter, Inc.	26,373	6,460,066
Benchmark Electronics, Inc.(a)	32,065	1,245,084
CTS Corp.	27,026	1,151,578
ePlus, Inc.*	23,644	1,704,732
Insight Enterprises, Inc.*(a)	24,501	3,383,221
Itron, Inc.*	40,950	5,390,249
Knowles Corp.*	78,149	1,376,985
OSI Systems, Inc.*(a)	14,012	3,150,738
PC Connection, Inc.	10,762	707,924
Plexus Corp.*	24,242	3,280,185
Ralliant Corp.*	96,700	4,688,983
Rogers Corp.*	15,255	1,044,662
Sanmina Corp.*	48,038	4,699,558
ScanSource, Inc.*	19,231	804,048
TTM Technologies, Inc.*	91,442	3,732,663

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Vishay Intertechnology, Inc.	100,150	$1,590,382

		50,461,759

Energy Equipment & Services — 1.6%
Archrock, Inc.	158,827	3,943,674
Atlas Energy Solutions, Inc.(a)	64,000	855,680
Bristow Group, Inc.*(a)	22,300	735,231
Cactus, Inc. (Class A Stock)(a)	61,500	2,688,780
Core Laboratories, Inc.(a)	42,748	492,457
Helix Energy Solutions Group, Inc.*	127,225	793,884
Helmerich & Payne, Inc.	89,136	1,351,302
Innovex International, Inc.*(a)	34,268	535,266
Liberty Energy, Inc.	145,200	1,666,896
Oceaneering International, Inc.*	90,648	1,878,227
Patterson-UTI Energy, Inc.(a)	315,273	1,869,569
ProPetro Holding Corp.*	73,095	436,377
RPC, Inc.	75,967	359,324
Tidewater, Inc.*(a)	40,900	1,886,717

		19,493,384

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	90,671	2,736,451
Madison Square Garden Sports Corp.*	15,020	3,138,429

		5,874,880

Financial Services — 2.7%
Enact Holdings, Inc.	26,200	973,330
EVERTEC, Inc. (Puerto Rico)	57,032	2,056,004
HA Sustainable Infrastructure Capital, Inc.(a)	108,650	2,918,339
Jackson Financial, Inc. (Class A Stock)	64,180	5,698,542
Mr. Cooper Group, Inc.*	57,471	8,575,248
NCR Atleos Corp.*(a)	66,000	1,882,980
NMI Holdings, Inc.*	70,357	2,968,362
Payoneer Global, Inc.*	233,918	1,602,338
Radian Group, Inc.	120,669	4,346,497
Walker & Dunlop, Inc.	29,175	2,056,254

		33,077,894

Food Products — 1.2%
B&G Foods, Inc.(a)	72,107	305,012
Cal-Maine Foods, Inc.	38,717	3,857,375
Fresh Del Monte Produce, Inc.	30,176	978,306
Freshpet, Inc.*(a)	43,950	2,986,842
J & J Snack Foods Corp.	13,982	1,585,699
John B. Sanfilippo & Son, Inc.	8,108	512,750
Simply Good Foods Co. (The)*	82,455	2,604,753
Tootsie Roll Industries, Inc.(a)	15,525	519,311
TreeHouse Foods, Inc.*	40,278	782,199
WK Kellogg Co.(a)	59,100	942,054

		15,074,301

Gas Utilities — 0.6%
Chesapeake Utilities Corp.	20,957	2,519,451
MDU Resources Group, Inc.	182,800	3,047,276
Northwest Natural Holding Co.	36,000	1,429,920

		6,996,647

SEE NOTES TO FINANCIAL STATEMENTS.

A210

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation — 0.7%
ArcBest Corp.	20,916	$1,610,741
Heartland Express, Inc.	39,284	339,414
Hertz Global Holdings, Inc.*	111,700	762,911
Marten Transport Ltd.	53,066	689,327
RXO, Inc.*(a)	126,769	1,992,809
Schneider National, Inc. (Class B Stock)(a)	42,800	1,033,620
Werner Enterprises, Inc.(a)	55,100	1,507,536

		7,936,358

Health Care Equipment & Supplies — 3.6%
Artivion, Inc.*	34,334	1,067,787
Avanos Medical, Inc.*	41,848	512,220
CONMED Corp.(a)	27,705	1,442,876
Embecta Corp.	52,562	509,326
Enovis Corp.*	50,850	1,594,656
Glaukos Corp.*	51,324	5,301,256
ICU Medical, Inc.*	21,950	2,900,693
Inspire Medical Systems, Inc.*(a)	26,600	3,451,882
Integer Holdings Corp.*	31,343	3,854,249
Integra LifeSciences Holdings Corp.*	59,150	725,771
LeMaitre Vascular, Inc.	18,383	1,526,708
Merit Medical Systems, Inc.*	53,100	4,963,788
Neogen Corp.*	176,000	841,280
Omnicell, Inc.*	42,150	1,239,210
QuidelOrtho Corp.*(a)	59,150	1,704,703
STAAR Surgical Co.*	44,800	751,744
Tandem Diabetes Care, Inc.*	59,844	1,115,492
Teleflex, Inc.	39,690	4,697,708
TransMedics Group, Inc.*(a)	30,390	4,072,564
UFP Technologies, Inc.*	6,540	1,596,806

		43,870,719

Health Care Providers & Services — 2.0%
AdaptHealth Corp.*	96,765	912,494
Addus HomeCare Corp.*(a)	16,311	1,878,864
AMN Healthcare Services, Inc.*	33,903	700,775
Astrana Health, Inc.*(a)	37,015	920,933
Concentra Group Holdings Parent, Inc.	97,074	1,996,812
CorVel Corp.*	24,404	2,508,243
National HealthCare Corp.	11,100	1,187,811
NeoGenomics, Inc.*	114,355	835,935
Owens & Minor, Inc.*	67,944	618,290
Pediatrix Medical Group, Inc.*	75,182	1,078,862
Premier, Inc. (Class A Stock)(a)	79,900	1,752,207
Privia Health Group, Inc.*	94,200	2,166,600
Progyny, Inc.*	66,450	1,461,900
RadNet, Inc.*	59,332	3,376,584
Select Medical Holdings Corp.	93,737	1,422,928
U.S. Physical Therapy, Inc.	13,624	1,065,397

		23,884,635

Health Care REITs — 0.8%
CareTrust REIT, Inc.	172,185	5,268,861
LTC Properties, Inc.	40,608	1,405,443
Medical Properties Trust, Inc.(a)	538,300	2,320,073
Universal Health Realty Income Trust	11,750	469,647

		9,464,024

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology — 0.2%
Certara, Inc.*	99,695	$1,166,431
HealthStream, Inc.	21,271	588,569
Schrodinger, Inc.*(a)	49,700	999,964
Simulations Plus, Inc.	14,781	257,928

		3,012,892

Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.(a)	200,050	2,334,583
DiamondRock Hospitality Co.	185,054	1,417,514
Pebblebrook Hotel Trust	106,581	1,064,744
Ryman Hospitality Properties, Inc.(a)	54,000	5,328,180
Summit Hotel Properties, Inc.(a)	99,699	507,468
Sunstone Hotel Investors, Inc.	179,092	1,554,519
Xenia Hotels & Resorts, Inc.(a)	90,705	1,140,162

		13,347,170

Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.*	19,875	886,425
Bloomin’ Brands, Inc.	69,418	597,689
Brinker International, Inc.*	39,814	7,179,659
Cheesecake Factory, Inc. (The)(a)	40,935	2,564,987
Cracker Barrel Old Country Store, Inc.(a)	20,216	1,234,793
Dave & Buster’s Entertainment, Inc.*(a)	24,849	747,458
Golden Entertainment, Inc.	18,696	550,223
Jack in the Box, Inc.(a)	17,400	303,804
Monarch Casino & Resort, Inc.	11,439	988,787
Papa John’s International, Inc.(a)	29,100	1,424,154
Penn Entertainment, Inc.*	130,700	2,335,609
Pursuit Attractions & Hospitality, Inc.*	19,466	561,205
Sabre Corp.*(a)	343,956	1,086,901
Shake Shack, Inc. (Class A Stock)*	36,129	5,079,737
Six Flags Entertainment Corp.(a)	83,650	2,545,470

		28,086,901

Household Durables — 2.6%
Cavco Industries, Inc.*	7,190	3,123,552
Century Communities, Inc.	24,441	1,376,517
Champion Homes, Inc.*	47,250	2,958,322
Dream Finders Homes, Inc. (Class A Stock)*(a)	25,750	647,098
Ethan Allen Interiors, Inc.	20,623	574,351
Green Brick Partners, Inc.*	27,534	1,731,338
Helen of Troy Ltd.*	20,350	577,533
Installed Building Products, Inc.(a)	20,473	3,691,691
La-Z-Boy, Inc.	37,267	1,385,214
Leggett & Platt, Inc.	122,300	1,090,916
LGI Homes, Inc.*	18,570	956,726
M/I Homes, Inc.*	24,063	2,697,944
Meritage Homes Corp.	64,896	4,346,085
Newell Brands, Inc.	373,000	2,014,200
Sonos, Inc.*	106,143	1,147,406
Tri Pointe Homes, Inc.*	81,455	2,602,487

		30,921,380

Household Products — 0.5%
Central Garden & Pet Co.*	7,616	267,931

SEE NOTES TO FINANCIAL STATEMENTS.

A211

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (cont’d.)
Central Garden & Pet Co. (Class A Stock)*	45,002	$1,408,113
Energizer Holdings, Inc.(a)	58,950	1,188,432
WD-40 Co.	12,146	2,770,381

		5,634,857

Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	31,600	956,216
Clearway Energy, Inc. (Class C Stock)	74,300	2,377,600

		3,333,816

Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.	25,432	1,404,355
LXP Industrial Trust(a)	265,137	2,190,032
Terreno Realty Corp.(a)	92,850	5,206,099

		8,800,486

Insurance — 2.6%
AMERISAFE, Inc.	16,897	738,906
Assured Guaranty Ltd.	41,465	3,611,601
Employers Holdings, Inc.	22,410	1,057,304
Genworth Financial, Inc. (Class A Stock)*	372,263	2,896,206
Goosehead Insurance, Inc. (Class A Stock)(a)	22,540	2,378,195
HCI Group, Inc.	8,364	1,273,001
Horace Mann Educators Corp.	36,561	1,571,026
Lincoln National Corp.	152,750	5,285,150
Mercury General Corp.	23,685	1,594,948
Palomar Holdings, Inc.*	24,029	3,706,473
ProAssurance Corp.*	45,594	1,040,911
Safety Insurance Group, Inc.	13,334	1,058,586
SiriusPoint Ltd. (Sweden)*	82,243	1,676,935
Stewart Information Services Corp.	24,926	1,622,683
Trupanion, Inc.*(a)	30,065	1,664,098
United Fire Group, Inc.	19,348	555,288

		31,731,311

Interactive Media & Services — 1.0%
Angi, Inc.*	39,333	600,222
Cargurus, Inc.*	76,050	2,545,393
Cars.com, Inc.*(a)	54,250	642,863
IAC, Inc.*	58,550	2,186,257
QuinStreet, Inc.*	51,526	829,569
Shutterstock, Inc.	22,091	418,845
TripAdvisor, Inc.*	106,100	1,384,605
Yelp, Inc.*	57,382	1,966,481
Ziff Davis, Inc.*	38,100	1,153,287

		11,727,522

IT Services — 0.4%
DigitalOcean Holdings, Inc.*	57,100	1,630,776
DXC Technology Co.*	162,350	2,482,331
Grid Dynamics Holdings, Inc.*	56,200	649,110

		4,762,217

Leisure Products — 0.3%
Acushnet Holdings Corp.(a)	23,750	1,729,475

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (cont’d.)
Sturm Ruger & Co., Inc.	15,274	$548,337
Topgolf Callaway Brands Corp.*	128,850	1,037,242

		3,315,054

Life Sciences Tools & Services — 0.3%
Azenta, Inc.*	40,700	1,252,746
BioLife Solutions, Inc.*(a)	32,947	709,679
Cytek Biosciences, Inc.*	96,257	327,274
Fortrea Holdings, Inc.*	81,700	403,598
Mesa Laboratories, Inc.	4,938	465,258

		3,158,555

Machinery — 5.0%
Alamo Group, Inc.	9,305	2,032,026
Albany International Corp. (Class A Stock)	27,169	1,905,362
Astec Industries, Inc.	20,765	865,693
Enerpac Tool Group Corp.	48,796	1,979,166
Enpro, Inc.	18,827	3,606,312
ESCO Technologies, Inc.	23,138	4,439,488
Federal Signal Corp.	54,803	5,832,135
Franklin Electric Co., Inc.	35,235	3,161,989
Gates Industrial Corp. PLC*	206,100	4,746,483
Greenbrier Cos., Inc. (The)	27,931	1,286,223
Hillenbrand, Inc.	62,759	1,259,573
JBT Marel Corp.	41,400	4,978,764
Kadant, Inc.(a)	10,530	3,342,748
Kennametal, Inc.	68,955	1,583,207
Lindsay Corp.(a)	9,672	1,395,186
Mueller Water Products, Inc. (Class A Stock)	140,400	3,375,216
Proto Labs, Inc.*	21,354	855,014
SPX Technologies, Inc.*	41,960	7,035,853
Standex International Corp.	10,851	1,697,964
Tennant Co.	16,945	1,312,899
Titan International, Inc.*	44,126	453,174
Trinity Industries, Inc.	73,703	1,990,718
Worthington Enterprises, Inc.	27,650	1,759,646

		60,894,839

Marine Transportation — 0.3%
Matson, Inc.	29,328	3,265,673

Media — 0.6%
Cable One, Inc.(a)	4,140	562,253
DoubleVerify Holdings, Inc.*	121,189	1,814,199
John Wiley & Sons, Inc. (Class A Stock)	36,800	1,642,384
Scholastic Corp.	21,169	444,126
TechTarget, Inc.*(a)	23,815	185,043
TEGNA, Inc.	144,450	2,420,982
Thryv Holdings, Inc.*	36,725	446,576

		7,515,563

Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.*(a)	9,820	1,104,554
Century Aluminum Co.*	46,318	834,650
Kaiser Aluminum Corp.	14,311	1,143,449
Materion Corp.	18,628	1,478,504

SEE NOTES TO FINANCIAL STATEMENTS.

A212

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Metallus, Inc.*(a)	34,383	$529,842
MP Materials Corp.*(a)	108,300	3,603,141
SunCoke Energy, Inc.	77,326	664,230
Warrior Met Coal, Inc.(a)	47,106	2,158,868
Worthington Steel, Inc.	31,450	938,154

		12,455,392

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.	115,746	1,120,421
Arbor Realty Trust, Inc.(a)	172,600	1,846,820
ARMOUR Residential REIT, Inc.(a)	73,446	1,234,627
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	152,000	2,926,000
Ellington Financial, Inc.(a)	84,930	1,103,241
Franklin BSP Realty Trust, Inc.(a)	74,475	796,138
KKR Real Estate Finance Trust, Inc.(a)	51,308	449,971
New York Mortgage Trust, Inc.	82,480	552,616
PennyMac Mortgage Investment Trust(a)	77,306	994,155
Ready Capital Corp.(a)	154,983	677,276
Redwood Trust, Inc.(a)	120,463	711,936
Two Harbors Investment Corp.(a)	92,429	995,461

		13,408,662

Multi-Utilities — 0.3%
Avista Corp.	72,404	2,747,732
Unitil Corp.	14,561	759,356

		3,507,088

Office REITs — 1.0%
Brandywine Realty Trust(a)	157,261	674,650
Douglas Emmett, Inc.(a)	150,150	2,258,256
Easterly Government Properties, Inc.(a)	37,917	841,757
Highwoods Properties, Inc.	96,550	3,001,740
JBG SMITH Properties(a)	65,661	1,135,935
SL Green Realty Corp.(a)	63,793	3,948,787

		11,861,125

Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.	62,500	2,854,375
Comstock Resources, Inc.*(a)	81,579	2,257,291
Core Natural Resources, Inc.	44,949	3,134,743
Crescent Energy Co. (Class A Stock)	163,050	1,402,230
CVR Energy, Inc.	31,130	835,840
Dorian LPG Ltd.	33,112	807,271
International Seaways, Inc.(a)	36,250	1,322,400
Magnolia Oil & Gas Corp. (Class A Stock)(a)	167,950	3,775,516
Northern Oil & Gas, Inc.(a)	89,054	2,524,681
Par Pacific Holdings, Inc.*	46,346	1,229,559
Peabody Energy Corp.	108,300	1,453,386
REX American Resources Corp.*	13,143	640,196
SM Energy Co.	102,602	2,535,295
Talos Energy, Inc.*	113,070	958,834
Vital Energy, Inc.*	24,731	397,922

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Kinect Corp.(a)	51,770	$1,467,679

		27,597,218

Paper & Forest Products — 0.1%
Sylvamo Corp.	30,572	1,531,657

Passenger Airlines — 0.5%
Allegiant Travel Co.*(a)	13,046	716,878
JetBlue Airways Corp.*(a)	271,700	1,149,291
SkyWest, Inc.*	36,476	3,755,934
Sun Country Airlines Holdings, Inc.*	35,971	422,659

		6,044,762

Personal Care Products — 0.3%
Edgewell Personal Care Co	42,965	1,005,810
Interparfums, Inc.	16,087	2,112,384
USANA Health Sciences, Inc.*	10,213	311,803

		3,429,997

Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.*	33,058	759,012
ANI Pharmaceuticals, Inc.*	15,280	997,020
Collegium Pharmaceutical, Inc.*(a)	28,719	849,221
Corcept Therapeutics, Inc.*	84,792	6,223,733
Harmony Biosciences Holdings, Inc.*	34,029	1,075,316
Innoviva, Inc.*	50,056	1,005,625
Ligand Pharmaceuticals, Inc.*(a)	17,331	1,970,188
Organon & Co.(a)	233,500	2,260,280
Pacira BioSciences, Inc.*	42,018	1,004,230
Phibro Animal Health Corp. (Class A Stock)	18,450	471,213
Prestige Consumer Healthcare, Inc.*	44,430	3,547,735
Supernus Pharmaceuticals, Inc.*	50,350	1,587,032

		21,750,605

Professional Services — 1.4%
Amentum Holdings, Inc.*	134,900	3,184,989
CSG Systems International, Inc	24,781	1,618,447
Heidrick & Struggles International, Inc.	18,356	839,971
Korn Ferry	46,282	3,393,859
NV5 Global, Inc.*	47,390	1,094,235
Robert Half, Inc.	90,050	3,696,552
Verra Mobility Corp.*	143,213	3,636,178

		17,464,231

Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC*	205,757	2,277,730
eXp World Holdings, Inc.(a)	77,650	706,615
Kennedy-Wilson Holdings, Inc.(a)	105,317	716,155
Marcus & Millichap, Inc.	21,580	662,722
St. Joe Co. (The)	33,837	1,614,025

		5,977,247

Residential REITs — 0.3%
Centerspace	14,893	896,410
Elme Communities	78,459	1,247,498
NexPoint Residential Trust, Inc.	20,195	672,897

SEE NOTES TO FINANCIAL STATEMENTS.

A213

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (cont’d.)
Veris Residential, Inc.	71,979	$1,071,767

		3,888,572

Retail REITs — 1.6%
Acadia Realty Trust	117,676	2,185,243
Curbline Properties Corp.	84,772	1,935,345
Getty Realty Corp.	45,111	1,246,868
Macerich Co. (The)	226,950	3,672,051
Phillips Edison & Co., Inc.	112,250	3,932,117
Saul Centers, Inc.	10,878	371,375
SITE Centers Corp.	43,236	488,999
Tanger, Inc.	101,698	3,109,925
Urban Edge Properties	112,516	2,099,549
Whitestone REIT	40,587	506,526

		19,547,998

Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd.*	21,745	557,977
Axcelis Technologies, Inc.*(a)	28,950	2,017,526
CEVA, Inc.*	21,643	475,713
Cohu, Inc.*	42,452	816,776
Diodes, Inc.*	41,600	2,200,224
FormFactor, Inc.*	69,443	2,389,534
Ichor Holdings Ltd.*	30,901	606,896
Impinj, Inc.*(a)	21,090	2,342,466
Kulicke & Soffa Industries, Inc. (Singapore)(a)	47,584	1,646,406
MaxLinear, Inc.*	69,905	993,350
PDF Solutions, Inc.*	28,218	603,301
Penguin Solutions, Inc.*	48,530	961,379
Photronics, Inc.*	56,421	1,062,407
Qorvo, Inc.*	83,750	7,111,213
Semtech Corp.*	77,846	3,513,968
SiTime Corp.*(a)	18,660	3,976,073
SolarEdge Technologies, Inc.*	52,750	1,076,100
Ultra Clean Holdings, Inc.*	41,000	925,370
Veeco Instruments, Inc.*	53,849	1,094,212

		34,370,891

Software — 4.0%
A10 Networks, Inc.	65,696	1,271,218
ACI Worldwide, Inc.*	94,050	4,317,835
Adeia, Inc.(a)	97,409	1,377,363
Agilysys, Inc.*(a)	20,123	2,306,901
Alarm.com Holdings, Inc.*	44,789	2,533,714
BlackLine, Inc.*(a)	46,500	2,632,830
Box, Inc. (Class A Stock)*	130,100	4,445,517
Cleanspark, Inc.*(a)	249,250	2,749,227
Clear Secure, Inc. (Class A Stock)	82,900	2,301,304
InterDigital, Inc.(a)	23,305	5,225,680
LiveRamp Holdings, Inc.*	58,994	1,949,162
MARA Holdings, Inc.*(a)	316,100	4,956,448
N-able, Inc.*	64,288	520,733
NCR Voyix Corp.*	123,750	1,451,588
Progress Software Corp.	38,912	2,484,142
Sprinklr, Inc. (Class A Stock)*	101,050	854,883
SPS Commerce, Inc.*	34,023	4,630,190

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Teradata Corp.*	85,800	$1,914,198

		47,922,933

Specialized REITs — 0.8%
Four Corners Property Trust, Inc.	89,625	2,411,809
Millrose Properties, Inc.*	107,850	3,074,804
Outfront Media, Inc.(a)	123,554	2,016,401
Safehold, Inc.(a)	41,633	647,809
Uniti Group, Inc.	222,331	960,470

		9,111,293

Specialty Retail — 3.1%
Academy Sports & Outdoors, Inc.(a)	59,760	2,677,846
Advance Auto Parts, Inc.(a)	53,750	2,498,837
American Eagle Outfitters, Inc.	141,629	1,362,471
Asbury Automotive Group, Inc.*(a)	17,566	4,190,194
Boot Barn Holdings, Inc.*(a)	27,427	4,168,904
Buckle, Inc. (The)	26,827	1,216,604
Caleres, Inc.	29,977	366,319
Foot Locker, Inc.*(a)	73,550	1,801,975
Group 1 Automotive, Inc.	11,389	4,973,690
Guess?, Inc.(a)	25,075	303,157
MarineMax, Inc.*	17,009	427,606
Monro, Inc.	27,255	406,372
National Vision Holdings, Inc.*	70,158	1,614,336
Sally Beauty Holdings, Inc.*	92,761	858,967
Shoe Carnival, Inc.	15,999	299,341
Signet Jewelers Ltd.(a)	38,530	3,065,061
Sonic Automotive, Inc. (Class A Stock)	13,186	1,053,957
Upbound Group, Inc.	45,499	1,142,025
Urban Outfitters, Inc.*(a)	50,905	3,692,649
Victoria’s Secret & Co.*	71,750	1,328,810

		37,449,121

Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc.*	41,902	395,136
Sandisk Corp.*	121,400	5,505,490
Xerox Holdings Corp.(a)	106,400	560,728

		6,461,354

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	32,100	967,173
G-III Apparel Group Ltd.*	34,406	770,694
Hanesbrands, Inc.*	314,806	1,441,812
Kontoor Brands, Inc.(a)	44,930	2,964,032
Oxford Industries, Inc.	12,580	506,345
Steven Madden Ltd.	64,347	1,543,041
Wolverine World Wide, Inc.(a)	72,904	1,318,104

		9,511,201

Tobacco — 0.1%
Universal Corp.	22,190	1,292,346

Trading Companies & Distributors — 1.4%
Air Lease Corp.	93,400	5,462,966
Boise Cascade Co.	33,834	2,937,468
DNOW, Inc.*	94,183	1,396,734
DXP Enterprises, Inc.*	11,412	1,000,262
GMS, Inc.*	34,819	3,786,566

SEE NOTES TO FINANCIAL STATEMENTS.

A214

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Rush Enterprises, Inc. (Class A Stock)	55,000	$2,833,050

		17,417,046

Water Utilities — 0.6%
American States Water Co.	33,902	2,598,927
California Water Service Group	53,327	2,425,312
H2O America	27,985	1,454,381
Middlesex Water Co.	16,157	875,386

		7,354,006

Wireless Telecommunication Services — 0.4%
Gogo, Inc.*(a)	54,244	796,302
Shenandoah Telecommunications Co.	41,738	570,141
Telephone & Data Systems, Inc.	88,610	3,152,744

		4,519,187

TOTAL COMMON STOCKS (cost $880,119,701)		1,193,226,115

UNAFFILIATED EXCHANGE-TRADED FUND — 0.4%
iShares Core S&P Small-Cap ETF(a) (cost $4,653,787)	46,520	5,084,171

TOTAL LONG-TERM INVESTMENTS
(cost $884,773,488)		1,198,310,286

SHORT-TERM INVESTMENTS — 22.2%
AFFILIATED MUTUAL FUNDS — 22.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	6,044,479	6,044,479
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $261,354,795; includes $260,513,708 of cash collateral forsecurities on loan)(b)(wb)	261,736,258	261,553,043

TOTAL AFFILIATED MUTUAL FUNDS (cost $267,399,274)		267,597,522

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
4.269%	09/18/25	800	$792,594

(cost $792,592)

TOTAL SHORT-TERM INVESTMENTS (cost $268,191,866)			268,390,116

TOTAL INVESTMENTS—121.6% (cost $1,152,965,354)			1,466,700,402
Liabilities in excess of other assets(z) — (21.6)%			(261,008,677)

NET ASSETS — 100.0%			$1,205,691,725

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $253,796,541; cash collateral of $260,513,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
64	Russell 2000 E-Mini Index	Sep. 2025	$7,013,440	$234,224

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$792,594

SEE NOTES TO FINANCIAL STATEMENTS.

A215

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$25,657,004	$—	$—
Air Freight & Logistics	2,264,238	—	—
Automobile Components	23,013,475	—	—
Automobiles	733,584	—	—
Banks	107,224,353	—	—
Beverages	1,290,977	—	—
Biotechnology	29,899,617	—	—
Broadline Retail	5,559,016	—	—
Building Products	30,895,353	—	—
Capital Markets	34,579,569	—	—
Chemicals	38,329,279	—	—
Commercial Services & Supplies	24,499,706	—	—
Communications Equipment	11,784,328	—	—
Construction & Engineering	30,020,525	—	—
Consumer Finance	9,403,485	—	—
Consumer Staples Distribution & Retail	8,558,635	—	—
Containers & Packaging	6,123,233	—	—
Diversified Consumer Services	18,408,847	—	—
Diversified REITs	9,441,933	—	—
Diversified Telecommunication Services	5,862,996	—	—
Electric Utilities	5,765,098	—	—
Electrical Equipment	4,394,095	—	—
Electronic Equipment, Instruments & Components	50,461,759	—	—
Energy Equipment & Services	19,493,384	—	—
Entertainment	5,874,880	—	—
Financial Services	33,077,894	—	—
Food Products	15,074,301	—	—
Gas Utilities	6,996,647	—	—
Ground Transportation	7,936,358	—	—
Health Care Equipment & Supplies	43,870,719	—	—
Health Care Providers & Services	23,884,635	—	—
Health Care REITs	9,464,024	—	—
Health Care Technology	3,012,892	—	—
Hotel & Resort REITs	13,347,170	—	—
Hotels, Restaurants & Leisure	28,086,901	—	—
Household Durables	30,921,380	—	—
Household Products	5,634,857	—	—
Independent Power & Renewable Electricity Producers	3,333,816	—	—
Industrial REITs	8,800,486	—	—
Insurance	31,731,311	—	—
Interactive Media & Services	11,727,522	—	—
IT Services	4,762,217	—	—
Leisure Products	3,315,054	—	—
Life Sciences Tools & Services	3,158,555	—	—
Machinery.	60,894,839	—	—
Marine Transportation	3,265,673	—	—
Media	7,515,563	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A216

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Metals & Mining	$12,455,392	$—	$—
Mortgage Real Estate Investment Trusts (REITs)	13,408,662	—	—
Multi-Utilities	3,507,088	—	—
Office REITs	11,861,125	—	—
Oil, Gas & Consumable Fuels	27,597,218	—	—
Paper & Forest Products	1,531,657	—	—
Passenger Airlines	6,044,762	—	—
Personal Care Products	3,429,997	—	—
Pharmaceuticals	21,750,605	—	—
Professional Services	17,464,231	—	—
Real Estate Management & Development	5,977,247	—	—
Residential REITs	3,888,572	—	—
Retail REITs	19,547,998	—	—
Semiconductors & Semiconductor Equipment	34,370,891	—	—
Software	47,922,933	—	—
Specialized REITs	9,111,293	—	—
Specialty Retail	37,449,121	—	—
Technology Hardware, Storage & Peripherals	6,461,354	—	—
Textiles, Apparel & Luxury Goods	9,511,201	—	—
Tobacco	1,292,346	—	—
Trading Companies & Distributors	17,417,046	—	—
Water Utilities	7,354,006	—	—
Wireless Telecommunication Services	4,519,187	—	—
Unaffiliated Exchange-Traded Fund	5,084,171	—	—
Short-Term Investments
Affiliated Mutual Funds	267,597,522	—	—
U.S. Treasury Obligation	—	792,594	—

Total	$1,465,907,808	$792,594	$—

Other Financial Instruments*
Assets
Futures Contracts	$234,224	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (21.6% represents investments purchased with collateral from securities on loan)	22.2%
Banks	8.9
Machinery	5.0
Electronic Equipment, Instruments & Components	4.2
Software	4.0
Health Care Equipment & Supplies	3.6
Chemicals	3.2
Specialty Retail	3.1
Capital Markets	2.9
Semiconductors & Semiconductor Equipment	2.8
Financial Services	2.7
Insurance	2.6
Household Durables	2.6
Building Products	2.6

Construction & Engineering	2.5%
Biotechnology	2.5
Hotels, Restaurants & Leisure	2.3
Oil, Gas & Consumable Fuels	2.3
Aerospace & Defense	2.1
Commercial Services & Supplies	2.0
Health Care Providers & Services	2.0
Automobile Components	1.9
Pharmaceuticals	1.8
Retail REITs	1.6
Energy Equipment & Services	1.6
Diversified Consumer Services	1.5
Professional Services	1.4
Trading Companies & Distributors	1.4
Food Products	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A217

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Mortgage Real Estate Investment Trusts (REITs)	1.1%
Hotel & Resort REITs	1.1
Metals & Mining	1.0
Office REITs	1.0
Communications Equipment	1.0
Interactive Media & Services	1.0
Textiles, Apparel & Luxury Goods	0.8
Health Care REITs	0.8
Diversified REITs	0.8
Consumer Finance	0.8
Specialized REITs	0.8
Industrial REITs	0.7
Consumer Staples Distribution & Retail	0.7
Ground Transportation	0.7
Media	0.6
Water Utilities	0.6
Gas Utilities	0.6
Technology Hardware, Storage & Peripherals	0.5
Containers & Packaging	0.5
Passenger Airlines	0.5
Real Estate Management & Development	0.5
Entertainment	0.5
Diversified Telecommunication Services	0.5
Electric Utilities	0.5
Household Products	0.5

Broadline Retail	0.5%
Unaffiliated Exchange-Traded Fund	0.4
IT Services	0.4
Wireless Telecommunication Services	0.4
Electrical Equipment	0.4
Residential REITs	0.3
Multi-Utilities	0.3
Personal Care Products	0.3
Independent Power & Renewable Electricity Producers	0.3
Leisure Products	0.3
Marine Transportation	0.3
Life Sciences Tools & Services	0.3
Health Care Technology	0.2
Air Freight & Logistics	0.2
Paper & Forest Products	0.1
Tobacco	0.1
Beverages	0.1
Automobiles	0.1
U.S. Treasury Obligation	0.0 *

121.6
Liabilities in excess of other assets	(21.6)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$234,224*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(282,638)

SEE NOTES TO FINANCIAL STATEMENTS.

A218

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$432,821

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$4,299,915

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$253,796,541	$(253,796,541)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A219

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $253,796,541:
Unaffiliated investments (cost $885,566,080)	$1,199,102,880
Affiliated investments (cost $267,399,274)	267,597,522
Receivable for investments sold	4,865,061
Dividends and interest receivable	1,411,361
Due from broker-variation margin futures	9,280
Receivable for Portfolio shares sold	9,061
Tax reclaim receivable	7,795
Prepaid expenses	2,181

Total Assets	1,473,005,141

LIABILITIES
Payable to broker for collateral for securities on loan	260,513,708
Payable for investments purchased	4,688,983
Accrued expenses and other liabilities	1,112,714
Payable for Portfolio shares purchased	645,249
Management fee payable	340,515
Payable to affiliate	7,156
Distribution fee payable	2,655
Affiliated transfer agent fee payable	1,515
Trustees’ fees payable	921

Total Liabilities	267,313,416

NET ASSETS	$1,205,691,725

Net assets were comprised of:
Partners’ Equity	$1,205,691,725

Class I:
Net asset value and redemption price per share, $1,192,388,603 / 19,755,734 outstanding shares of beneficial interest	$60.36

Class III:
Net asset value and redemption price per share, $13,303,122 / 222,720 outstanding shares of beneficial interest	$59.73

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $10,892 foreign withholding tax)	$8,455,715
Income from securities lending, net (including affiliated income of $191,252)	209,529
Affiliated dividend income	89,794
Interest income	12,119

Total income	8,767,157

EXPENSES
Management fee	2,058,158
Distribution fee—Class III	15,903
Custodian and accounting fees	46,705
Shareholders’ reports	44,804
Audit fee	20,090
Professional fees	17,865
Trustees’ fees	14,101
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	23,658

Total expenses	2,247,206

NET INVESTMENT INCOME (LOSS)	6,519,951

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,805)	11,589,551
Futures transactions	(282,638)

11,306,913

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(21,219))	(74,656,589)
Futures	432,821

(74,223,768)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(62,916,855)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,396,904)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,519,951	$14,833,952
Net realized gain (loss) on investment transactions	11,306,913	71,791,445
Net change in unrealized appreciation (depreciation) on investments	(74,223,768)	12,546,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,396,904)	99,171,860

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	41,705,169	42,062,884
Portfolio shares purchased	(50,372,594)	(98,991,223)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(8,667,425)	(56,928,339)

TOTAL INCREASE (DECREASE)	(65,064,329)	42,243,521
NET ASSETS:
Beginning of period	1,270,756,054	1,228,512,533

End of period	$1,205,691,725	$1,270,756,054

SEE NOTES TO FINANCIAL STATEMENTS.

A220

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$63.28		$58.40	$50.46	$60.34	$47.76	$43.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.33		0.73	0.75	0.59	0.51	0.40
Net realized and unrealized gain (loss) on investment transactions	(3.25)		4.15	7.19	(10.47)	12.07	4.33

Total from investment operations	(2.92)		4.88	7.94	(9.88)	12.58	4.73

Net Asset Value, end of period	$60.36		$63.28	$58.40	$50.46	$60.34	$47.76

Total Return(b)	(4.61)%		8.36%	15.74%	(16.37)%	26.34%	10.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,192		$1,258	$1,217	$806	$1,024	$858
Average net assets (in millions)	$1,173		$1,225	$979	$870	$1,002	$701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.40%
Expenses before waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.40%
Net investment income (loss)	1.11	%(d)	1.20%	1.43%	1.11%	0.89%	1.07%
Portfolio turnover rate(e)	12%		23%	31%	17%	18%	18%

Class III
	Six Months Ended June 30,		Year Ended December 31,			April 26, 2021(f) through December 31,
	2025		2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$62.70		$58.01	$50.25	$60.24	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.57	0.61	0.47	0.31
Net realized and unrealized gain (loss) on investment transactions	(3.22)		4.12	7.15	(10.46)	2.20

Total from investment operations	(2.97)		4.69	7.76	(9.99)	2.51

Net Asset Value, end of period	$59.73		$62.70	$58.01	$50.25	$60.24

Total Return(b)	(4.74)%		8.08%	15.44%	(16.58)%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13		$13	$11	$9	$6
Average net assets (in millions)	$13		$12	$10	$8	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.63%	0.63%	0.62	%(g)
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.63%	0.63%	0.62	%(g)
Net investment income (loss)	0.87	%(d)	0.95%	1.18%	0.90%	0.76	%(g)
Portfolio turnover rate(e)	12%		23%	31%	17%	18%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A221

PSF STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 96.8%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.*	12,600	$10,432,044
Boeing Co. (The)*	128,436	26,911,195
General Dynamics Corp.	43,060	12,558,880
General Electric Co.	181,655	46,756,180
Howmet Aerospace, Inc.	69,192	12,878,707
Huntington Ingalls Industries, Inc.(a)	6,600	1,593,636
L3Harris Technologies, Inc.(a)	32,080	8,046,947
Lockheed Martin Corp.	35,568	16,472,964
Northrop Grumman Corp.	23,066	11,532,539
RTX Corp.	227,648	33,241,161
Textron, Inc.	30,750	2,468,917
TransDigm Group, Inc.	9,520	14,476,493

		197,369,663

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	19,900	1,909,405
Expeditors International of Washington, Inc.(a)	23,900	2,730,575
FedEx Corp.	37,640	8,555,948
United Parcel Service, Inc. (Class B Stock)	125,000	12,617,500

		25,813,428

Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	37,100	2,530,962

Automobiles — 1.8%
Ford Motor Co.(a)	662,059	7,183,340
General Motors Co.	163,800	8,060,598
Tesla, Inc.*	477,450	151,666,767

		166,910,705

Banks — 3.5%
Bank of America Corp.	1,116,332	52,824,830
Citigroup, Inc.	318,822	27,138,129
Citizens Financial Group, Inc.	73,900	3,307,025
Fifth Third Bancorp	114,749	4,719,626
Huntington Bancshares, Inc.	246,275	4,127,569
JPMorgan Chase & Co.	474,995	137,705,801
KeyCorp.	167,800	2,923,076
M&T Bank Corp.	27,361	5,307,760
PNC Financial Services Group, Inc. (The)	67,443	12,572,724
Regions Financial Corp.	155,212	3,650,586
Truist Financial Corp.	224,726	9,660,971
U.S. Bancorp	264,581	11,972,290
Wells Fargo & Co.	554,376	44,416,605

		320,326,992

Beverages — 1.1%
Brown-Forman Corp. (Class B Stock)	31,125	837,574
Coca-Cola Co. (The)	657,650	46,528,737
Constellation Brands, Inc. (Class A Stock)	26,100	4,245,948
Keurig Dr. Pepper, Inc.	231,400	7,650,084
Molson Coors Beverage Co. (Class B Stock)(a)	29,800	1,433,082
Monster Beverage Corp.*	119,590	7,491,118

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	233,144	$30,784,334

		98,970,877

Biotechnology — 1.5%
AbbVie, Inc.	300,989	55,869,578
Amgen, Inc.	91,394	25,518,119
Biogen, Inc.*	24,655	3,096,421
Gilead Sciences, Inc.	211,900	23,493,353
Incyte Corp.*	27,070	1,843,467
Moderna, Inc.*(a)	57,400	1,583,666
Regeneron Pharmaceuticals, Inc.	17,690	9,287,250
Vertex Pharmaceuticals, Inc.*	43,800	19,499,760

		140,191,614

Broadline Retail — 3.9%
Amazon.com, Inc.*	1,609,700	353,152,083
eBay, Inc.	81,100	6,038,706

		359,190,789

Building Products — 0.5%
A.O. Smith Corp.	20,300	1,331,071
Allegion PLC(a)	14,733	2,123,320
Builders FirstSource, Inc.*	18,900	2,205,441
Carrier Global Corp.	135,867	9,944,106
Johnson Controls International PLC	112,115	11,841,586
Lennox International, Inc.(a)	5,420	3,106,961
Masco Corp.	37,030	2,383,251
Trane Technologies PLC	38,300	16,752,803

		49,688,539

Capital Markets — 3.3%
Ameriprise Financial, Inc.	16,230	8,662,438
Bank of New York Mellon Corp. (The)	121,849	11,101,662
Blackrock, Inc.(a)	24,820	26,042,385
Blackstone, Inc.	124,300	18,592,794
Cboe Global Markets, Inc.	17,700	4,127,817
Charles Schwab Corp. (The)	289,600	26,423,104
CME Group, Inc.	61,460	16,939,605
Coinbase Global, Inc. (Class A Stock)*(a)	36,000	12,617,640
FactSet Research Systems, Inc.(a)	6,500	2,907,320
Franklin Resources, Inc.(a)	52,300	1,247,355
Goldman Sachs Group, Inc. (The)	52,270	36,994,092
Intercontinental Exchange, Inc.	97,390	17,868,143
Invesco Ltd.	76,300	1,203,251
KKR & Co., Inc.	115,300	15,338,359
MarketAxess Holdings, Inc.	6,500	1,451,710
Moody’s Corp.	26,290	13,186,801
Morgan Stanley	210,778	29,690,189
MSCI, Inc.	13,190	7,607,201
Nasdaq, Inc.	70,200	6,277,284
Northern Trust Corp.	33,400	4,234,786
Raymond James Financial, Inc.	30,850	4,731,465
S&P Global, Inc.	53,506	28,213,179
State Street Corp.	48,575	5,165,466
T. Rowe Price Group, Inc.(a)	37,700	3,638,050

		304,262,096

SEE NOTES TO FINANCIAL STATEMENTS.

A222

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals — 1.2%
Air Products & Chemicals, Inc.	37,950	$10,704,177
Albemarle Corp.(a)	19,900	1,247,133
CF Industries Holdings, Inc.	27,600	2,539,200
Corteva, Inc.	117,356	8,746,543
Dow, Inc.(a)	118,822	3,146,406
DuPont de Nemours, Inc.	70,756	4,853,154
Eastman Chemical Co.	19,800	1,478,268
Ecolab, Inc.	42,900	11,558,976
International Flavors & Fragrances, Inc.	43,340	3,187,657
Linde PLC	80,900	37,956,662
LyondellBasell Industries NV (Class A
Stock)(a)	44,100	2,551,626
Mosaic Co. (The)	54,000	1,969,920
PPG Industries, Inc.	38,700	4,402,125
Sherwin-Williams Co. (The)	39,400	13,528,384

		107,870,231

Commercial Services & Supplies — 0.5%
Cintas Corp.	58,100	12,948,747
Copart, Inc.*	148,500	7,286,895
Republic Services, Inc.	34,635	8,541,337
Rollins, Inc.	47,625	2,687,002
Veralto Corp.	41,966	4,236,468
Waste Management, Inc.	61,930	14,170,823

		49,871,272

Communications Equipment — 0.9%
Arista Networks, Inc.*	175,600	17,965,636
Cisco Systems, Inc.	677,775	47,024,030
F5, Inc.*(a)	9,750	2,869,620
Juniper Networks, Inc.	55,800	2,228,094
Motorola Solutions, Inc.	28,427	11,952,416

		82,039,796

Construction & Engineering — 0.1%
Quanta Services, Inc.	25,300	9,565,424

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,360	5,687,226
Vulcan Materials Co.	22,300	5,816,286

		11,503,512

Consumer Finance — 0.6%
American Express Co.	94,250	30,063,865
Capital One Financial Corp.	108,992	23,189,138
Synchrony Financial	65,830	4,393,494

		57,646,497

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	75,592	74,831,545
Dollar General Corp.	37,300	4,266,374
Dollar Tree, Inc.*	34,247	3,391,823
Kroger Co. (The)	112,600	8,076,798
Sysco Corp.(a)	83,400	6,316,716
Target Corp.	77,868	7,681,678
Walgreens Boots Alliance, Inc.	121,500	1,394,820
Walmart, Inc.	737,600	72,122,528

		178,082,282

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging — 0.2%
Amcor PLC	390,400	$3,587,776
Avery Dennison Corp.	13,700	2,403,939
Ball Corp.	47,300	2,653,057
International Paper Co.(a)	89,167	4,175,691
Packaging Corp. of America	15,100	2,845,595
Smurfit WestRock PLC(a)	83,661	3,609,972

		19,276,030

Distributors — 0.1%
Genuine Parts Co.	23,625	2,865,949
LKQ Corp.(a)	44,600	1,650,646
Pool Corp.(a)	6,620	1,929,597

		6,446,192

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,225,871	35,476,707
Verizon Communications, Inc.	718,288	31,080,322

		66,557,029

Electric Utilities — 1.5%
Alliant Energy Corp.	43,500	2,630,445
American Electric Power Co., Inc.	90,240	9,363,302
Constellation Energy Corp.	53,324	17,210,854
Duke Energy Corp.	131,748	15,546,264
Edison International	65,500	3,379,800
Entergy Corp.	76,100	6,325,432
Evergy, Inc.	39,000	2,688,270
Eversource Energy	62,000	3,944,440
Exelon Corp.	171,973	7,467,068
FirstEnergy Corp.	86,880	3,497,789
NextEra Energy, Inc.	350,700	24,345,594
NRG Energy, Inc.	33,300	5,347,314
PG&E Corp.	370,300	5,161,982
Pinnacle West Capital Corp.	19,300	1,726,771
PPL Corp.	125,100	4,239,639
Southern Co. (The)	187,300	17,199,759
Xcel Energy, Inc.	97,595	6,646,220

		136,720,943

Electrical Equipment — 0.9%
AMETEK, Inc.	39,300	7,111,728
Eaton Corp. PLC.	66,711	23,815,160
Emerson Electric Co.	95,800	12,773,014
GE Vernova, Inc.	46,488	24,599,125
Generac Holdings, Inc.*	10,200	1,460,742
Hubbell, Inc.(a)	9,100	3,716,531
Rockwell Automation, Inc.	19,220	6,384,307

		79,860,607

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	205,700	20,312,875
CDW Corp.	22,600	4,036,134
Corning, Inc.	130,600	6,868,254
Jabil, Inc.(a)	18,600	4,056,660
Keysight Technologies, Inc.*	29,600	4,850,256
Ralliant Corp.*	19,300	935,857
TE Connectivity PLC (Switzerland)	50,600	8,534,702
Teledyne Technologies, Inc.*	7,779	3,985,259

SEE NOTES TO FINANCIAL STATEMENTS.

A223

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Trimble, Inc.*	41,400	$3,145,572
Zebra Technologies Corp. (Class A Stock)*	8,780	2,707,401

		59,432,970

Energy Equipment & Services — 0.2%
Baker Hughes Co	168,448	6,458,296
Halliburton Co.(a)	149,700	3,050,886
Schlumberger NV	231,698	7,831,393

		17,340,575

Entertainment — 1.7%
Electronic Arts, Inc.	38,900	6,212,330
Live Nation Entertainment, Inc.*	26,600	4,024,048
Netflix, Inc.*	72,500	97,086,925
Take-Two Interactive Software, Inc.*	28,850	7,006,222
TKO Group Holdings, Inc.	11,300	2,056,035
Walt Disney Co. (The)	306,322	37,986,991
Warner Bros Discovery, Inc.*	378,408	4,336,556

		158,709,107

Financial Services — 4.2%
Apollo Global Management, Inc.	76,900	10,909,803
Berkshire Hathaway, Inc. (Class B
Stock)*	311,350	151,244,489
Corpay, Inc.*	12,000	3,981,840
Fidelity National Information Services,
Inc.	90,000	7,326,900
Fiserv, Inc.*	94,500	16,292,745
Global Payments, Inc.	42,013	3,362,721
Jack Henry & Associates, Inc.	12,350	2,225,100
Mastercard, Inc. (Class A Stock)	138,330	77,733,160
PayPal Holdings, Inc.*	165,700	12,314,824
Visa, Inc. (Class A Stock)	291,500	103,497,075

		388,888,657

Food Products — 0.6%
Archer-Daniels-Midland Co.(a)	81,038	4,277,186
Bunge Global SA	22,600	1,814,328
Conagra Brands, Inc.	81,200	1,662,164
General Mills, Inc.	94,400	4,890,864
Hershey Co. (The)	25,000	4,148,750
Hormel Foods Corp.	49,300	1,491,325
J.M. Smucker Co. (The)	18,000	1,767,600
Kellanova	47,550	3,781,651
Kraft Heinz Co. (The)	149,437	3,858,463
Lamb Weston Holdings, Inc.(a)	24,400	1,265,140
McCormick & Co., Inc.	42,700	3,237,514
Mondelez International, Inc. (Class A
Stock)	219,711	14,817,310
The Campbell’s Co.(a)	33,400	1,023,710
Tyson Foods, Inc. (Class A Stock)	48,500	2,713,090

		50,749,095

Gas Utilities — 0.1%
Atmos Energy Corp.	26,900	4,145,559

Ground Transportation — 0.9%
CSX Corp.	320,016	10,442,122

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
J.B. Hunt Transport Services, Inc.	13,700	$1,967,320
Norfolk Southern Corp.	38,600	9,880,442
Old Dominion Freight Line, Inc.(a)	32,000	5,193,600
Uber Technologies, Inc.*	356,300	33,242,790
Union Pacific Corp.	102,650	23,617,712

		84,343,986

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	294,725	40,085,547
Align Technology, Inc.*	11,920	2,256,814
Baxter International, Inc.(a)	86,500	2,619,220
Becton, Dickinson & Co.(a)	48,699	8,388,403
Boston Scientific Corp.*	252,049	27,072,583
Cooper Cos., Inc. (The)*	33,720	2,399,515
Dexcom, Inc.*	66,120	5,771,615
Edwards Lifesciences Corp.*	99,850	7,809,268
GE HealthCare Technologies, Inc.	77,518	5,741,758
Hologic, Inc.*	38,050	2,479,338
IDEXX Laboratories, Inc.*(a)	13,700	7,347,858
Insulet Corp.*	11,900	3,738,742
Intuitive Surgical, Inc.*	61,060	33,180,615
Medtronic PLC.	218,528	19,049,086
ResMed, Inc.(a)	24,800	6,398,400
Solventum Corp.*(a)	23,397	1,774,428
STERIS PLC.	16,700	4,011,674
Stryker Corp.	58,370	23,092,923
Zimmer Biomet Holdings, Inc.	33,686	3,072,500

		206,290,287

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	40,675	6,833,400
Cencora, Inc.	29,300	8,785,605
Centene Corp.*	84,168	4,568,639
Cigna Group (The)	46,432	15,349,491
CVS Health Corp.	215,499	14,865,121
DaVita, Inc.*	7,100	1,011,395
Elevance Health, Inc.(a)	38,540	14,990,518
HCA Healthcare, Inc.(a)	30,300	11,607,930
Henry Schein, Inc.*(a)	21,500	1,570,575
Humana, Inc.	20,430	4,994,726
Labcorp Holdings, Inc.	14,200	3,727,642
McKesson Corp.	21,287	15,598,688
Molina Healthcare, Inc.*	9,400	2,800,260
Quest Diagnostics, Inc.(a)	18,900	3,395,007
UnitedHealth Group, Inc.	154,570	48,221,203
Universal Health Services, Inc. (Class B Stock)	10,100	1,829,615

		160,149,815

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	26,380	1,915,979
Healthpeak Properties, Inc.(a)	119,300	2,088,943
Ventas, Inc.	76,904	4,856,488
Welltower, Inc.	105,900	16,280,007

		25,141,417

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	119,126	1,829,775

SEE NOTES TO FINANCIAL STATEMENTS.

A224

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	73,300	$9,700,522
Booking Holdings, Inc.	5,550	32,130,282
Caesars Entertainment, Inc.*	36,700	1,041,913
Carnival Corp.*	175,900	4,946,308
Chipotle Mexican Grill, Inc.*	230,750	12,956,613
Darden Restaurants, Inc.	20,100	4,381,197
Domino’s Pizza, Inc.	5,900	2,658,540
DoorDash, Inc. (Class A Stock)*	58,400	14,396,184
Expedia Group, Inc.	21,100	3,559,148
Hilton Worldwide Holdings, Inc.	40,800	10,866,672
Las Vegas Sands Corp.(a)	57,800	2,514,878
Marriott International, Inc. (Class A Stock)	38,873	10,620,492
McDonald’s Corp.	121,760	35,574,619
MGM Resorts International*	35,300	1,213,967
Norwegian Cruise Line Holdings Ltd.*	75,500	1,531,140
Royal Caribbean Cruises Ltd.(a)	42,600	13,339,764
Starbucks Corp.	193,000	17,684,590
Wynn Resorts Ltd.(a)	15,000	1,405,050
Yum! Brands, Inc.	47,100	6,979,278

		187,501,157

Household Durables — 0.3%
D.R. Horton, Inc.	47,100	6,072,132
Garmin Ltd.	26,100	5,447,592
Lennar Corp. (Class A Stock)	39,600	4,380,156
Mohawk Industries, Inc.*	8,900	933,076
NVR, Inc.*	500	3,692,830
PulteGroup, Inc.	34,385	3,626,242

		24,152,028

Household Products — 1.0%
Church & Dwight Co., Inc.	41,500	3,988,565
Clorox Co. (The)	21,000	2,521,470
Colgate-Palmolive Co.	138,600	12,598,740
Kimberly-Clark Corp.	56,438	7,275,987
Procter & Gamble Co. (The)	398,276	63,453,332

		89,838,094

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	120,500	1,267,660
Vistra Corp.	57,600	11,163,456

		12,431,116

Industrial Conglomerates — 0.4%
3M Co.	92,190	14,035,006
Honeywell International, Inc.	110,550	25,744,884

		39,779,890

Industrial REITs — 0.2%
Prologis, Inc.	158,080	16,617,370

Insurance — 2.0%
Aflac, Inc.	84,600	8,921,916
Allstate Corp. (The)	45,128	9,084,718
American International Group, Inc.	98,229	8,407,420
Aon PLC (Class A Stock)(a)	36,625	13,066,335
Arch Capital Group Ltd.	63,500	5,781,675
Arthur J. Gallagher & Co.	43,650	13,973,238

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Assurant, Inc.	8,800	$1,737,912
Brown & Brown, Inc.	46,900	5,199,803
Chubb Ltd.	63,530	18,405,911
Cincinnati Financial Corp.	26,528	3,950,550
Erie Indemnity Co. (Class A Stock)	4,260	1,477,325
Everest Group Ltd.	7,300	2,480,905
Globe Life, Inc.	14,175	1,761,811
Hartford Insurance Group, Inc. (The)	48,900	6,203,943
Loews Corp.	30,026	2,752,183
Marsh & McLennan Cos., Inc.	84,000	18,365,760
MetLife, Inc.	96,080	7,726,754
Principal Financial Group, Inc.	36,100	2,867,423
Progressive Corp. (The)	99,900	26,659,314
Prudential Financial, Inc.	60,500	6,500,120
Travelers Cos., Inc. (The)	38,648	10,339,886
W.R. Berkley Corp.	50,950	3,743,296
Willis Towers Watson PLC(a)	16,900	5,179,850

		184,588,048

Interactive Media & Services — 6.4%
Alphabet, Inc. (Class A Stock)	991,480	174,728,521
Alphabet, Inc. (Class C Stock)	799,800	141,876,522
Match Group, Inc.	43,700	1,349,893
Meta Platforms, Inc. (Class A Stock)	369,880	273,004,729

		590,959,665

IT Services — 1.1%
Accenture PLC (Ireland) (Class A Stock)	106,650	31,876,619
Akamai Technologies, Inc.*	25,700	2,049,832
Cognizant Technology Solutions Corp.
(Class A Stock)	84,100	6,562,323
EPAM Systems, Inc.*	9,640	1,704,545
Gartner, Inc.*	13,170	5,323,577
GoDaddy, Inc. (Class A Stock)*	23,900	4,303,434
International Business Machines Corp.	158,325	46,671,043
VeriSign, Inc.	13,800	3,985,440

		102,476,813

Leisure Products — 0.0%
Hasbro, Inc.	22,250	1,642,495

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	48,582	5,733,162
Bio-Techne Corp.	26,720	1,374,744
Charles River Laboratories International, Inc.*	8,800	1,335,224
Danaher Corp.	108,700	21,472,598
IQVIA Holdings, Inc.*	28,400	4,475,556
Mettler-Toledo International, Inc.*	3,600	4,228,992
Revvity, Inc.(a)	20,000	1,934,400
Thermo Fisher Scientific, Inc.	64,300	26,071,078
Waters Corp.*(a)	10,050	3,507,852
West Pharmaceutical Services, Inc.	12,300	2,691,240

		72,824,846

Machinery — 1.5%
Caterpillar, Inc.	80,150	31,115,031
Cummins, Inc.	23,350	7,647,125

SEE NOTES TO FINANCIAL STATEMENTS.

A225

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Deere & Co.	42,950	$21,839,645
Dover Corp.	23,300	4,269,259
Fortive Corp.	57,900	3,018,327
IDEX Corp.	12,800	2,247,296
Illinois Tool Works, Inc.(a)	45,375	11,218,969
Ingersoll Rand, Inc.	68,437	5,692,590
Nordson Corp.(a)	9,200	1,972,204
Otis Worldwide Corp.	67,883	6,721,775
PACCAR, Inc.	88,892	8,450,074
Parker-Hannifin Corp.	21,767	15,203,596
Pentair PLC	28,107	2,885,465
Snap-on, Inc.	8,950	2,785,061
Stanley Black & Decker, Inc.(a)	26,135	1,770,646
Westinghouse Air Brake Technologies Corp.	29,112	6,094,597
Xylem, Inc.	41,200	5,329,632

		138,261,292

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	16,450	6,724,924
Comcast Corp. (Class A Stock)	634,492	22,645,019
Fox Corp. (Class A Stock)(a)	36,466	2,043,555
Fox Corp. (Class B Stock)	22,366	1,154,757
Interpublic Group of Cos., Inc. (The)	63,662	1,558,446
News Corp. (Class A Stock)	64,125	1,905,795
News Corp. (Class B Stock)(a)	19,000	651,890
Omnicom Group, Inc.(a)	33,200	2,388,408
Paramount Global (Class B Stock)(a)	100,866	1,301,171

		40,373,965

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	243,612	10,560,580
Newmont Corp.	189,603	11,046,271
Nucor Corp.	39,300	5,090,922
Steel Dynamics, Inc.	23,500	3,008,235

		29,706,008

Multi-Utilities — 0.6%
Ameren Corp.	46,100	4,427,444
CenterPoint Energy, Inc.	110,510	4,060,138
CMS Energy Corp.	50,700	3,512,496
Consolidated Edison, Inc.	61,400	6,161,490
Dominion Energy, Inc.(a)	145,340	8,214,617
DTE Energy Co.	35,100	4,649,346
NiSource, Inc.	79,350	3,200,979
Public Service Enterprise Group, Inc.	84,500	7,113,210
Sempra	111,108	8,418,653
WEC Energy Group, Inc.	54,376	5,665,979

		55,424,352

Office REITs — 0.0%
BXP, Inc.(a)	24,600	1,659,762

Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	62,750	1,147,698
Chevron Corp.	276,759	39,629,121
ConocoPhillips	215,118	19,304,689
Coterra Energy, Inc.(a)	130,100	3,301,938

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Devon Energy Corp.	111,200	$3,537,272
Diamondback Energy, Inc.	31,800	4,369,320
EOG Resources, Inc.	93,000	11,123,730
EQT Corp.	102,000	5,948,640
Expand Energy Corp.	36,900	4,315,086
Exxon Mobil Corp.	734,219	79,148,808
Hess Corp.	46,875	6,494,063
Kinder Morgan, Inc.	327,443	9,626,824
Marathon Petroleum Corp.	52,387	8,702,005
Occidental Petroleum Corp.(a)	120,728	5,071,783
ONEOK, Inc.	106,440	8,688,697
Phillips 66	69,864	8,334,775
Targa Resources Corp.	37,100	6,458,368
Texas Pacific Land Corp.(a)	3,200	3,380,448
Valero Energy Corp.	53,600	7,204,912
Williams Cos., Inc. (The)	208,000	13,064,480

		248,852,657

Passenger Airlines — 0.1%
Delta Air Lines, Inc.(a)	111,300	5,473,734
Southwest Airlines Co.	97,137	3,151,124
United Airlines Holdings, Inc.*	55,800	4,443,354

		13,068,212

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,500	3,191,600
Kenvue, Inc.	324,800	6,798,064

		9,989,664

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	346,690	16,048,280
Eli Lilly & Co.	134,020	104,472,611
Johnson & Johnson	409,146	62,497,052
Merck & Co., Inc.	427,803	33,864,885
Pfizer, Inc.	968,523	23,476,998
Viatris, Inc.	202,394	1,807,378
Zoetis, Inc.	76,000	11,852,200

		254,019,404

Professional Services — 0.6%
Automatic Data Processing, Inc.	68,910	21,251,844
Broadridge Financial Solutions, Inc.	19,800	4,811,994
Dayforce, Inc.*(a)	26,800	1,484,452
Equifax, Inc.(a)	20,950	5,433,802
Jacobs Solutions, Inc.	20,500	2,694,725
Leidos Holdings, Inc.	22,250	3,510,160
Paychex, Inc.(a)	54,350	7,905,751
Paycom Software, Inc.	8,200	1,897,480
Verisk Analytics, Inc.	24,100	7,507,150

		56,497,358

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	50,200	7,034,024
CoStar Group, Inc.*	71,300	5,732,520

		12,766,544

SEE NOTES TO FINANCIAL STATEMENTS.

A226

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Residential REITs — 0.2%
AvalonBay Communities, Inc.	24,068	$4,897,838
Camden Property Trust	18,100	2,039,689
Equity Residential	57,900	3,907,671
Essex Property Trust, Inc.	10,870	3,080,558
Invitation Homes, Inc.	96,600	3,168,480
Mid-America Apartment Communities, Inc.(a)	19,800	2,930,598
UDR, Inc.	50,900	2,078,247

		22,103,081

Retail REITs — 0.2%
Federal Realty Investment Trust	12,800	1,215,872
Kimco Realty Corp.	114,300	2,402,586
Realty Income Corp.	147,700	8,508,997
Regency Centers Corp.	27,600	1,965,948
Simon Property Group, Inc.	52,011	8,361,288

		22,454,691

Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.*	275,795	39,135,310
Analog Devices, Inc.	84,494	20,111,262
Applied Materials, Inc.	138,000	25,263,660
Broadcom, Inc.	802,900	221,319,385
Enphase Energy, Inc.*	23,000	911,950
First Solar, Inc.*(a)	18,100	2,996,274
Intel Corp.	743,100	16,645,440
KLA Corp.(a)	22,560	20,207,894
Lam Research Corp.	217,900	21,210,386
Microchip Technology, Inc.	91,000	6,403,670
Micron Technology, Inc.	190,400	23,466,800
Monolithic Power Systems, Inc.	8,120	5,938,806
NVIDIA Corp.	4,154,600	656,385,254
NXP Semiconductors NV (Netherlands).	43,200	9,438,768
ON Semiconductor Corp.*(a)	72,600	3,804,966
QUALCOMM, Inc.	186,950	29,773,657
Skyworks Solutions, Inc.	25,600	1,907,712
Teradyne, Inc.	27,700	2,490,784
Texas Instruments, Inc.	154,700	32,118,814

		1,139,530,792

Software — 11.1%
Adobe, Inc.*	72,595	28,085,554
ANSYS, Inc.*	14,800	5,198,056
Autodesk, Inc.*	36,670	11,351,932
Cadence Design Systems, Inc.*	46,400	14,298,160
Crowdstrike Holdings, Inc. (Class A Stock)*	42,500	21,645,675
Fair Isaac Corp.*	4,120	7,531,195
Fortinet, Inc.*(a)	107,700	11,386,044
Gen Digital, Inc.	91,811	2,699,243
Intuit, Inc.	47,640	37,522,693
Microsoft Corp.	1,264,580	629,014,738
Oracle Corp.	277,095	60,581,280
Palantir Technologies, Inc. (Class A Stock)*	362,400	49,402,368
Palo Alto Networks, Inc.*	112,800	23,083,392
PTC, Inc.*(a)	20,400	3,515,736
Roper Technologies, Inc.	18,180	10,305,151

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Salesforce, Inc.	163,500	$44,584,815
ServiceNow, Inc.*	35,260	36,250,101
Synopsys, Inc.*(a)	26,240	13,452,723
Tyler Technologies, Inc.*(a)	7,240	4,292,162
Workday, Inc. (Class A Stock)*	36,900	8,856,000

		1,023,057,018

Specialized REITs — 0.9%
American Tower Corp.	79,200	17,504,784
Crown Castle, Inc.	73,650	7,566,065
Digital Realty Trust, Inc.	53,700	9,361,521
Equinix, Inc.	16,535	13,153,096
Extra Space Storage, Inc.	35,900	5,293,096
Iron Mountain, Inc.	49,730	5,100,806
Public Storage	26,750	7,848,985
SBA Communications Corp.(a)	18,230	4,281,133
VICI Properties, Inc.	180,000	5,868,000
Weyerhaeuser Co.	123,330	3,168,348

		79,145,834

Specialty Retail — 1.7%
AutoZone, Inc.*	2,850	10,579,856
Best Buy Co., Inc.(a)	33,325	2,237,107
CarMax, Inc.*	26,500	1,781,065
Home Depot, Inc. (The)	169,369	62,097,450
Lowe’s Cos., Inc.	95,375	21,160,851
O’Reilly Automotive, Inc.*	146,400	13,195,032
Ross Stores, Inc.	56,000	7,144,480
TJX Cos., Inc. (The)	190,200	23,487,798
Tractor Supply Co.(a)	91,500	4,828,455
Ulta Beauty, Inc.*	7,670	3,588,180
Williams-Sonoma, Inc.	20,900	3,414,433

		153,514,707

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	2,544,420	522,038,651
Dell Technologies, Inc. (Class C Stock)	51,100	6,264,860
Hewlett Packard Enterprise Co.	220,366	4,506,485
HP, Inc.	159,266	3,895,646
NetApp, Inc.	34,900	3,718,595
Seagate Technology Holdings PLC(a)	35,650	5,145,365
Super Micro Computer, Inc.*(a)	87,500	4,288,375
Western Digital Corp.(a)	58,468	3,741,367

		553,599,344

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.*	25,840	2,663,329
Lululemon Athletica, Inc.*	19,000	4,514,020
NIKE, Inc. (Class B Stock)	201,600	14,321,664
Ralph Lauren Corp.	6,700	1,837,676
Tapestry, Inc.	35,100	3,082,131

		26,418,820

Tobacco — 0.7%
Altria Group, Inc.	287,000	16,826,810
Philip Morris International, Inc.	265,200	48,300,876

		65,127,686

SEE NOTES TO FINANCIAL STATEMENTS.

A227

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 0.3%
Fastenal Co.(a)	194,200	$8,156,400
United Rentals, Inc.	11,100	8,362,740
W.W. Grainger, Inc.	7,530	7,833,007

		24,352,147

Water Utilities — 0.1%
American Water Works Co., Inc.	33,050	4,597,586

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	81,400	19,394,364

TOTAL COMMON STOCKS (cost $1,664,610,152)		8,944,443,533
UNAFFILIATED EXCHANGE-TRADED FUND — 1.4%
iShares Core S&P 500 ETF	209,000	129,768,100

(cost $84,229,696)

TOTAL LONG-TERM INVESTMENTS (cost $1,748,839,848)		9,074,211,633

SHORT-TERM INVESTMENTS — 4.9%
AFFILIATED MUTUAL FUNDS — 4.7%
PGIM Core Ultra Short Bond Fund(wb)	149,774,017	149,774,017
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $285,573,128; includes $284,646,278 of cash collateral for securities on loan)(b)(wb)	285,947,886	285,747,723

TOTAL AFFILIATED MUTUAL FUNDS (cost $435,347,145)		435,521,740

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
4.269%(s)	09/18/25	14,300	$14,167,621

(cost $14,167,574)

TOTAL SHORT-TERM INVESTMENTS (cost $449,514,719)			449,689,361

TOTAL INVESTMENTS—103.1% (cost $2,198,354,567)			9,523,900,994
Liabilities in excess of other assets(z) — (3.1)%			(282,313,532)

NET ASSETS — 100.0%			$9,241,587,462

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $280,389,681; cash collateral of $284,646,278 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)

Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment. (k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date. (s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)

Represents an investment in a Fund affiliated with the Manager. (z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
520	S&P 500 E-Mini Index	Sep. 2025	$162,597,500	$5,717,908

SEE NOTES TO FINANCIAL STATEMENTS.

A228

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$14,167,621

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$197,369,663	$—	$—
Air Freight & Logistics	25,813,428	—	—
Automobile Components	2,530,962	—	—
Automobiles	166,910,705	—	—
Banks	320,326,992	—	—
Beverages	98,970,877	—	—
Biotechnology	140,191,614	—	—
Broadline Retail	359,190,789	—	—
Building Products	49,688,539	—	—
Capital Markets	304,262,096	—	—
Chemicals	107,870,231	—	—
Commercial Services & Supplies	49,871,272	—	—
Communications Equipment	82,039,796	—	—
Construction & Engineering	9,565,424	—	—
Construction Materials	11,503,512	—	—
Consumer Finance	57,646,497	—	—
Consumer Staples Distribution & Retail	178,082,282	—	—
Containers & Packaging	19,276,030	—	—
Distributors	6,446,192	—	—
Diversified Telecommunication Services	66,557,029	—	—
Electric Utilities	136,720,943	—	—
Electrical Equipment	79,860,607	—	—
Electronic Equipment, Instruments & Components	59,432,970	—	—
Energy Equipment & Services	17,340,575	—	—
Entertainment	158,709,107	—	—
Financial Services	388,888,657	—	—
Food Products	50,749,095	—	—
Gas Utilities	4,145,559	—	—
Ground Transportation	84,343,986	—	—
Health Care Equipment & Supplies	206,290,287	—	—
Health Care Providers & Services	160,149,815	—	—
Health Care REITs	25,141,417	—	—
Hotel & Resort REITs	1,829,775	—	—
Hotels, Restaurants & Leisure	187,501,157	—	—
Household Durables	24,152,028	—	—
Household Products	89,838,094	—	—
Independent Power & Renewable Electricity Producers	12,431,116	—	—
Industrial Conglomerates	39,779,890	—	—
Industrial REITs	16,617,370	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A229

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Insurance	$184,588,048	$—	$—
Interactive Media & Services	590,959,665	—	—
IT Services	102,476,813	—	—
Leisure Products	1,642,495	—	—
Life Sciences Tools & Services	72,824,846	—	—
Machinery	138,261,292	—	—
Media	40,373,965	—	—
Metals & Mining	29,706,008	—	—
Multi-Utilities	55,424,352	—	—
Office REITs	1,659,762	—	—
Oil, Gas & Consumable Fuels	248,852,657	—	—
Passenger Airlines	13,068,212	—	—
Personal Care Products	9,989,664	—	—
Pharmaceuticals	254,019,404	—	—
Professional Services	56,497,358	—	—
Real Estate Management & Development.	12,766,544	—	—
Residential REITs	22,103,081	—	—
Retail REITs	22,454,691	—	—
Semiconductors & Semiconductor Equipment	1,139,530,792	—	—
Software	1,023,057,018	—	—
Specialized REITs	79,145,834	—	—
Specialty Retail	153,514,707	—	—
Technology Hardware, Storage & Peripherals.	553,599,344	—	—
Textiles, Apparel & Luxury Goods	26,418,820	—	—
Tobacco	65,127,686	—	—
Trading Companies & Distributors	24,352,147	—	—
Water Utilities	4,597,586	—	—
Wireless Telecommunication Services	19,394,364	—	—
Unaffiliated Exchange-Traded Fund	129,768,100	—	—
Short-Term Investments
Affiliated Mutual Funds	435,521,740	—	—
U.S. Treasury Obligation	—	14,167,621	—

Total	$9,509,733,373	$14,167,621	$—

Other Financial Instruments*
Assets
Futures Contracts	$5,717,908	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Semiconductors & Semiconductor Equipment	12.3%
Software	11.1
Interactive Media & Services	6.4
Technology Hardware, Storage & Peripherals	6.0
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	4.7
Financial Services	4.2
Broadline Retail	3.9
Banks	3.5
Capital Markets	3.3
Pharmaceuticals	2.8

Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.2
Aerospace & Defense	2.1
Hotels, Restaurants & Leisure	2.0
Insurance	2.0
Consumer Staples Distribution & Retail	1.9
Automobiles	1.8
Health Care Providers & Services	1.7
Entertainment	1.7
Specialty Retail	1.7
Biotechnology	1.5

SEE NOTES TO FINANCIAL STATEMENTS.

A230

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Machinery	1.5%
Electric Utilities	1.5
Unaffiliated Exchange-Traded Fund	1.4
Chemicals	1.2
IT Services	1.1
Beverages	1.1
Household Products	1.0
Ground Transportation	0.9
Communications Equipment	0.9
Electrical Equipment	0.9
Specialized REITs	0.9
Life Sciences Tools & Services	0.8
Diversified Telecommunication Services	0.7
Tobacco	0.7
Electronic Equipment, Instruments & Components	0.7
Consumer Finance	0.6
Professional Services	0.6
Multi-Utilities	0.6
Food Products	0.6
Commercial Services & Supplies	0.5
Building Products	0.5
Media	0.4
Industrial Conglomerates	0.4
Metals & Mining	0.3
Textiles, Apparel & Luxury Goods	0.3
Air Freight & Logistics	0.3
Health Care REITs	0.3
Trading Companies & Distributors	0.3

Household Durables	0.3%
Retail REITs	0.2
Residential REITs	0.2
Wireless Telecommunication Services	0.2
Containers & Packaging	0.2
Energy Equipment & Services	0.2
Industrial REITs	0.2
U.S. Treasury Obligation	0.2
Passenger Airlines	0.1
Real Estate Management & Development	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction Materials	0.1
Personal Care Products	0.1
Construction & Engineering	0.1
Distributors	0.1
Water Utilities	0.1
Gas Utilities	0.1
Automobile Components	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*

	103.1
Liabilities in excess of other assets	(3.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives				Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$5,717,908	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(3,805,244)

SEE NOTES TO FINANCIAL STATEMENTS.

A231

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$11,061,009

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$151,975,334

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$280,389,681	$(280,389,681)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A232

PSF STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $280,389,681:
Unaffiliated investments (cost $1,763,007,422)	$9,088,379,254
Affiliated investments (cost $435,347,145)	435,521,740
Dividends and interest receivable	4,503,065
Tax reclaim receivable	1,096,719
Due from broker-variation margin futures	792,598
Receivable for Portfolio shares sold	11,494
Prepaid expenses and other assets	560,814

Total Assets	9,530,865,684

LIABILITIES
Payable to broker for collateral for securities on loan	284,646,278
Management fee payable	1,783,766
Payable for Portfolio shares purchased	1,689,338
Accrued expenses and other liabilities	1,144,544
Distribution fee payable	12,781
Affiliated transfer agent fee payable	1,515

Total Liabilities	289,278,222

NET ASSETS	$9,241,587,462

Net assets were comprised of:
Partners’ Equity	$9,241,587,462

Class I:
Net asset value and redemption price per share, $9,177,113,918 / 60,035,848 outstanding shares of beneficial interest	$152.86

Class III:
Net asset value and redemption price per share, $64,473,544 / 426,201 outstanding shares of beneficial interest	$151.28

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$56,089,719
Affiliated dividend income	2,896,024
Interest income	260,026
Affiliated income from securities lending, net	122,820

Total income	59,368,589

EXPENSES
Management fee	11,699,059
Distribution fee—Class III	73,035
Custodian and accounting fees	213,368
Shareholders’ reports	89,741
Trustees’ fees	72,375
Professional fees	38,431
Audit fee.	15,785
Transfer agent’s fees and expenses (including affiliated expense of $3,896)	5,922
Miscellaneous	95,902

Total expenses	12,303,618
Less: Fee waivers and/or expense reimbursement	(1,284,874)

Net expenses	11,018,744

NET INVESTMENT INCOME (LOSS)	48,349,845

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(29,094))	18,273,885
Futures transactions	(3,805,244)

14,468,641

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,004))	455,052,597
Futures	11,061,009
466,113,606

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	480,582,247

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$528,932,092

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$48,349,845	$98,150,450
Net realized gain (loss) on investment and foreign currency transactions	14,468,641	360,459,753
Net change in unrealized appreciation (depreciation) on investments	466,113,606	1,378,332,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	528,932,092	1,836,942,869

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	181,816,224	395,283,655
Portfolio shares purchased	(234,136,622)	(880,032,406)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(52,320,398)	(484,748,751)

TOTAL INCREASE (DECREASE)	476,611,694	1,352,194,118
NET ASSETS:
Beginning of period	8,764,975,768	7,412,781,650

End of period	$9,241,587,462	$8,764,975,768

SEE NOTES TO FINANCIAL STATEMENTS.

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PSF STOCK INDEX PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$144.12		$115.63	$91.83	$112.45	$87.66	$74.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.80		1.54	1.44	1.29	1.06	1.12
Net realized and unrealized gain (loss) on investment transactions	7.94		26.95	22.36	(21.91)	23.73	12.30

Total from investment operations	8.74		28.49	23.80	(20.62)	24.79	13.42

Net Asset Value, end of period	$152.86		$144.12	$115.63	$91.83	$112.45	$87.66

Total Return(b)	6.06%		24.65%	25.92%	(18.34)%	28.28%	18.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9,177		$8,708	$7,372	$5,880	$7,244	$5,620
Average net assets (in millions)	$8,578		$8,378	$6,589	$6,252	$6,427	$4,802
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26	%(d)	0.27%	0.29%	0.29%	0.29%	0.31%
Expenses before waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.31%
Net investment income (loss)	1.13	%(d)	1.17%	1.40%	1.32%	1.06%	1.50%
Portfolio turnover rate(e)	1%		3%	3%	3%	2%	4%

Class III
	Six Months Ended June 30, 2025		Year Ended December 31,			April 26, 2021(f) through December 31,
			2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$142.80		$114.86	$91.45	$112.26	$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.62		1.20	1.18	1.06	0.54
Net realized and unrealized gain (loss) on investment transactions	7.86		26.74	22.23	(21.87)	13.82

Total from investment operations	8.48		27.94	23.41	(20.81)	14.36

Net Asset Value, end of period	$151.28		$142.80	$114.86	$91.45	$112.26

Total Return(b)	5.93%		24.33%	25.60%	(18.54)%	14.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$64		$57	$40	$25	$17
Average net assets (in millions)	$59		$49	$32	$21	$7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51	%(d)	0.52%	0.54%	0.54%	0.54	%(g)
Expenses before waivers and/or expense reimbursement	0.54	%(d)	0.54%	0.54%	0.54%	0.54	%(g)
Net investment income (loss)	0.88	%(d)	0.91%	1.15%	1.09%	0.74	%(g)
Portfolio turnover rate(e)	1%		3%	3%	3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A234

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 14 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 14 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for PSF PGIM Ballast Portfolio which, is non-diversified for purposes of the 1940 Act.

The PSF PGIM Government Money Market Portfolio seeks to maintain a stable $10.00 net asset value (“NAV”). The Series Fund’s Board of Trustees (the “Board”) has determined that the PSF PGIM Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

PSF Global Portfolio	Long-term growth of capital.

PSF PGIM 50/50 Balanced Portfolio	Total investment return consistent with a conservatively managed diversified portfolio.

PSF PGIM Ballast Portfolio	Long-term capital growth with reduced volatility compared to equity market.

PSF PGIM Flexible Managed Portfolio	Total return consistent with an aggressively managed diversified portfolio.

PSF PGIM Government Money Market Portfolio	Maximum current income consistent with the stability of capital and maintenance of liquidity.

PSF PGIM High Yield Bond Portfolio	High total return.

PSF PGIM Jennison Blend Portfolio	Long-term growth of capital.

PSF PGIM Jennison Growth Portfolio	Long-term growth of capital.

PSF PGIM Jennison Value Portfolio	Capital appreciation.

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	Capital appreciation.

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Capital appreciation.

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Portfolio	Investment Objective(s)

PSF PGIM Total Return Bond Portfolio	High level of income over a longer term while providing reasonable safety of capital.

PSF Small-Cap Stock Index Portfolio	Long-term growth of capital.

PSF Stock Index Portfolio	Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies.The following is a summary of significant accounting policies followed by the Series Fund in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where

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the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

B3

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.Across currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss)

B4

on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging

B5

country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be

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delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets

B7

and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

B8

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the Code) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Series Fund, on behalf of the Portfolios, has entered into investment management agreements with the Manager which provide that the Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

PSF Global Portfolio	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Prior to May 1, 2025, Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM; LSV Asset Management (“LSV”); Massachusetts Financial Services Company (“MFS”); T. Rowe Price Associates, Inc. (“T. Rowe”); William Blair Investment Management, LLC (“William Blair”)*

PSF PGIM 50/50 Balanced Portfolio	PFI, PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions

PSF PGIM Ballast Portfolio	PGIM Quantitative Solutions

PSF PGIM Flexible Managed Portfolio	PFI; PGIM Limited; PGIM Quantitative Solutions

PSF PGIM Government Money Market Portfolio	PFI

PSF PGIM High Yield Bond Portfolio	PFI; PGIM Limited

PSF PGIM Jennison Blend Portfolio	Jennison

PSF PGIM Jennison Growth Portfolio	Jennison

PSF PGIM Jennison Value Portfolio	Jennison

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PGIM Quantitative Solutions

B9

Portfolio	Subadviser(s)

PSF PGIM Laddered Allocation S&P 500	PGIM Quantitative Solutions

Buffer 20 Portfolio

PSF PGIM Total Return Bond Portfolio	PFI; PGIM Limited

PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions

PSF Stock Index Portfolio	PGIM Quantitative Solutions

*The asset allocation strategy for the Portfolio is determined by the Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended April 30, 2025, Jennison and PFI were not allocated assets to manage.

The Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

PSF Global Portfolio	0.75%	0.61%

PSF PGIM 50/50 Balanced Portfolio	0.55	0.55

PSF PGIM Ballast Portfolio	0.60	—	#

PSF PGIM Flexible Managed Portfolio	0.60	0.60

PSF PGIM Government Money Market Portfolio	0.30	0.30

PSF PGIM High Yield Bond Portfolio	0.55	0.52

PSF PGIM Jennison Blend Portfolio	0.45	0.44

PSF PGIM Jennison Growth Portfolio	0.60	0.59

PSF PGIM Jennison Value Portfolio	0.40	0.40

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	0.50	—	#

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	0.50	—	#

PSF PGIM Total Return Bond Portfolio	0.40	0.40

PSF Small-Cap Stock Index Portfolio	0.35	0.35

PSF Stock Index Portfolio	0.30% up to $4billion
	0.25% over $4billion	0.24

Portfolio	Fee Waivers and/or Expense Limitations

PSF Global Portfolio*	contractually waive 0.0465% through April 30, 2025; effective May 1, 2025, contractully limit expenses to 0.705% through June 30, 2026
PSF PGIM Ballast Portfolio	contractually limit expenses to 0.70% through June 30, 2027
PSF PGIM Flexible Managed Portfolio	contractually limit expenses to 0.62% through June 30, 2025
PSF PGIM High Yield Bond Portfolio	contractually limit expenses to 0.57% through June 30, 2026

B10

Portfolio	Fee Waivers and/or Expense Limitations

PSF PGIM Jennison Blend Portfolio	effective April 12, 2025, contractually waive 0.012% through June 30, 2026
PSF PGIM Jennison Growth Portfolio	effective April 12, 2025, contractually waive 0.015% through June 30, 2026
PSF PGIM Laddered Allocation S&P Buffer 12 Portfolio**	contractually limit expenses to 0.60% through June 30, 2027
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio**	contractually limit expenses to 0.60% through June 30, 2027
PSF Stock Index Portfolio	voluntarily waive 0.03%

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

*

The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other affiliated funds to the Portfolio due to the Portfolio’s investment in any such affiliated funds.

**	The Manager has contractually agreed to waive a portion of its investment management fee equal to the amount of acquired expenses as a result of investment in the affiliated Underlying ETFs.

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended June 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
PSF Global Portfolio	$85
PSF PGIM Jennison Growth Portfolio	43,224
PSF PGIM Jennison Value Portfolio	29,773

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential

B11

Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2025, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)

PSF Global Portfolio	$130,848	$186,682	$(96,906)

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments

PSF Global Portfolio	$63,517

PSF PGIM 50/50 Balanced Portfolio	6,922

PSF PGIM Flexible Managed Portfolio	8,523
PSF PGIM Jennison Blend Portfolio	34,182
PSF PGIM Jennison Value Portfolio	5,595

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments

PSF Global Portfolio	$68,963

B12

Portfolio	2025 Payments
PSF PGIM 50/50 Balanced Portfolio	$6,778
PSF PGIM Flexible Managed Portfolio	8,572
PSF PGIM Jennison Blend Portfolio	41,909

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

PSF Global Portfolio	$831,955,588	$860,549,884

PSF PGIM 50/50 Balanced Portfolio	602,038,954	688,848,934

PSF PGIM Ballast Portfolio	2,217,607	—

PSF PGIM Flexible Managed Portfolio	2,806,476,961	3,027,870,746

PSF PGIM Government Money Market Portfolio	—	—

PSF PGIM High Yield Bond Portfolio	187,307,388	251,136,678

PSF PGIM Jennison Blend Portfolio	3,291,528,804	3,524,923,623

PSF PGIM Jennison Growth Portfolio	738,275,802	740,813,649

PSF PGIM Jennison Value Portfolio	486,827,900	427,737,998

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	249,964	—

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	249,956	—

PSF PGIM Total Return Bond Portfolio	1,250,230,908	1,000,475,907

PSF Small-Cap Stock Index Portfolio	138,368,801	141,610,400

PSF Stock Index Portfolio	85,853,394	76,525,945

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2025, is presented as follows:

PSF Global Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Jennison International Opportunities Fund

$ —	$ 34,447,422	$—	$3,817,908	$—	$38,265,330	1,084,618	$—	$—

PGIM Quant Solutions International Equity Fund

—	43,432,689	1,800,000	4,896,993	117,966	46,647,648	5,048,447	—	—

PSF PGIM Jennison Growth Portfolio*

—	85,110,515	150,000	13,911,114	12,471	98,884,100	497,330	—	—

PSF PGIM Jennison Value Portfolio*

—	83,982,083	—	8,196,578	—	92,178,661	1,432,903	—	—

PSF Small-Cap Stock Index Portfolio*

—	20,487,291	—	1,934,884	—	22,422,175	371,474	—	—

$ —	$267,460,000	$1,950,000	$32,757,477	$130,437	$298,397,914		$—	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)

1,788	20,292,592	20,294,380	—	—	—	—	9,504	—

PGIM Core Ultra Short Bond Fund(wa)

7,250,484	418,188,124	411,723,490	—	—	13,715,118	13,715,118	301,346	—

B13

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)

$37,675,153	$217,073,799	$220,612,401	$(17,784)	$15,172	$34,133,939	34,157,849	$17,549	(1)	$—

$44,927,425	$655,554,515	$652,630,271	$(17,784)	$15,172	$47,849,057		$328,399		$—

$44,927,425	$923,014,515	$654,580,271	$32,739,693	$145,609	$346,246,971		$328,399		$—

PSF PGIM 50/50 Balanced Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wb)

$297,490,301	$377,650,435	$365,125,668	$ —	$ —	$310,015,068	310,015,068	$6,785,106		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

38,595,179	137,797,876	145,621,415	(10,653)	6,444	30,767,431	30,788,983	19,166	(1)	—

$336,085,480	$515,448,311	$510,747,083	$(10,653)	$6,444	$340,782,499		$6,804,272		$—

PSF PGIM Ballast Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)

$—	$5,025,647	$4,452,652	$ —	$ —	$572,995	572,995	$3,849	$—

$—	$5,025,647	$4,452,652	$ —	$ —	$572,995		$3,849	$—

PSF PGIM Flexible Managed Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wb)

$272,258,983	$720,591,567	$722,508,634	$ —	$ —	$270,341,916	270,341,916	$6,435,715		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

96,075,965	467,505,434	515,687,561	(9,684)	4,359	47,888,513	47,922,058	30,211	(1)	—

$368,334,948	$1,188,097,001	$1,238,196,195	$(9,684)	$4,359	$318,230,429		$6,465,926		$—

PSF PGIM High Yield Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)

$ —	$21,409,405	$7,845,521	$ —	$ —	$13,563,884	13,563,884	$28,390	$—

PGIM Core Ultra Short Bond Fund(wb)

19,820,827	137,816,405	157,637,232	—	—	—	—	198,690	—

B14

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

$38,595,002	$ 93,763,157	$105,820,409	$(9,322)	$5,703	$26,534,131	26,552,719	$ 33,183	(1)	$—

$58,415,829	$252,988,967	$271,303,162	$(9,322)	$5,703	$40,098,015		$260,263		$—

PSF PGIM Jennison Blend Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)

$ —	$ 152,214,508	$ 108,075,623	$ —	$ —	$44,138,885	44,138,885	$ 221,521	$—

PGIM Core Ultra Short Bond Fund(wb)

37,074,843	454,229,976	491,304,819	—	—	—	—	1,006,922	—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

226,393,605	1,024,045,649	1,219,790,130	(20,261)	(9,180)	30,619,683	30,641,131	49,953(1)	—

$263,468,448	$1,630,490,133	$1,819,170,572	$(20,261)	$(9,180)	$74,758,568		$1,278,396	$—

PSF PGIM Jennison Growth Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield4.508%)(wb)

$ —	$ 97,147,249	$ 59,490,424	$ —	$ —	$37,656,825	37,656,825	$ 107,526		$—

PGIM Core Ultra Short Bond Fund(wb)

50,056,889	483,828,235	533,885,124	—	—	—	—	1,251,137		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

24,284,011	247,549,569	225,470,514	4,543	(1,299)	46,366,310	46,398,790	22,297	(1)	—

$74,340,900	$828,525,053	$818,846,062	$4,543	$(1,299)	$84,023,135		$1,380,960		$—

PSF PGIM Jennison Value Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)

$ —	$ 64,309,825	$ 40,797,442	$ —	$ —	$23,512,383	23,512,383	$136,406		$—

PGIM Core Ultra Short Bond Fund(wb)

45,598,859	246,986,332	292,585,191	—	—	—	—	770,227		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

99,838,366	208,864,785	256,569,605	6,223	(9,362)	52,130,407	52,166,923	43,669	(1)	—

$145,437,225	$520,160,942	$589,952,238	$6,223	$(9,362)	$75,642,790		$950,302		$—

B15

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 12 ETF - January*

$—	$ 20,843	$—	$ 451	$—	$ 21,294	705	$ —	$—

PGIM S&P 500 Buffer 12 ETF - February*

—	20,833	—	455	—	21,288	723	—	—

PGIM S&P 500 Buffer 12 ETF - March*

—	20,830	—	434	—	21,264	713	—	—

PGIM S&P 500 Buffer 12 ETF - April*

—	20,847	—	335	—	21,182	753	—	—

PGIM S&P 500 Buffer 12 ETF - May*

—	20,840	—	352	—	21,192	724	—	—

PGIM S&P 500 Buffer 12 ETF - June*

—	20,829	—	404	—	21,233	739	—	—

PGIM S&P 500 Buffer 12 ETF - July*

—	20,856	—	727	—	21,583	749	—	—

PGIM S&P 500 Buffer 12 ETF - August*

—	20,719	—	608	—	21,327	743	—	—

PGIM S&P 500 Buffer 12 ETF - September*

—	20,849	—	485	—	21,334	755	—	—

PGIM S&P 500 Buffer 12 ETF - October*

—	20,869	—	497	—	21,366	759	—	—

PGIM S&P 500 Buffer 12 ETF - November*

—	20,825	—	447	—	21,272	746	—	—

PGIM S&P 500 Buffer 12 ETF - December*

—	20,824	—	481	—	21,305	768	—	—

$—	$249,964	$—	$5,676	$—	$255,640		$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)

$—	$250,117	$249,964	$ —	$—	$ 153	153	$117	$—

$—	$500,081	$249,964	$5,676	$—	$255,793		$117	$—

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 20 ETF - January*

$—	$ 20,854	$—	$ 324	$—	$ 21,178	728	$ —	$—

PGIM S&P 500 Buffer 20 ETF - February*

—	20,855	—	345	—	21,200	741	—	—

PGIM S&P 500 Buffer 20 ETF - March*

—	20,857	—	314	—	21,171	734	—	—

PGIM S&P 500 Buffer 20 ETF - April*

—	20,840	—	265	—	21,105	761	—	—

PGIM S&P 500 Buffer 20 ETF - May*

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

$—	$ 20,835	$ —	$ 244	$—	$ 21,079	733	$ —		$—

PGIM S&P 500 Buffer 20 ETF - June*

—	20,839	—	299	—	21,138	742	—		—

PGIM S&P 500 Buffer 20 ETF - July*

—	20,677	—	481	—	21,158	745	—		—

PGIM S&P 500 Buffer 20 ETF - August*

—	20,847	—	364	—	21,211	753	—		—

PGIM S&P 500 Buffer 20 ETF - September*

—	20,829	—	337	—	21,166	762	—		—

PGIM S&P 500 Buffer 20 ETF - October*

—	20,874	—	335	—	21,209	767	—		—

PGIM S&P 500 Buffer 20 ETF - November*

—	20,832	—	309	—	21,141	756	—		—

PGIM S&P 500 Buffer 20 ETF - December*

—	20,817	—	406	—	21,223	774	—		—

$—	$249,956	$ —	$4,023	$—	$253,979		$ —		$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)

$—	$250,067	$249,956	$ —	$—	$ 111	111	$67		$—

$—	$500,023	$249,956	$4,023	$—	$254,090		$67		$—
PSF PGIM Total Return Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wb)

$33,254,976	$408,166,772	$365,993,341	$ —	$ —	$75,428,407	75,428,407	$1,187,686		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

19,743,291	134,446,878	132,259,431	(1,671)	(110)	21,928,957	21,944,318	25,400	(1)	—

$52,998,267	$542,613,650	$498,252,772	$(1,671)	$(110)	$97,357,364		$1,213,086		$—
PSF Small-Cap Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)

$ —	$ 9,569,205	$ 3,524,726	$ —	$ —	$ 6,044,479	6,044,479	$ 15,919		$—

PGIM Core Ultra Short Bond Fund(wb)

2,896,448	57,678,067	60,574,515	—	—	—	—	73,875		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

295,066,421	486,559,176	520,059,140	(21,219)	7,805	261,553,043	261,736,258	191,252	(1)	—

$297,962,869	$553,806,448	$584,158,381	$(21,219)	$7,805	$267,597,522		$281,046		$—

B17

PSF Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(wb)

$172,512,127	$ 187,575,392	$210,313,502	$—	$ —	$149,774,017	149,774,017	$2,896,024		$—
PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)

335,061,665	1,244,596,817	1,293,877,661	(4,004)	(29,094)	285,747,723	285,947,886	122,820	(1)	—

$507,573,792	$1,432,172,209	$1,504,191,163	$(4,004)	$(29,094)	$435,521,740		$3,018,844		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the PSF PGIM Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

B18

The Portfolios indicated below utilized the SCA during the reporting period ended June 30, 2025. The average balance outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2025

PSF Global Portfolio	$5,621,333	5.40%	3	$7,684,000	$—

PSF PGIM Jennison Blend Portfolio	2,714,000	5.44	2	3,035,000	—

PSF PGIM Jennison Growth Portfolio	879,000	5.44	1	879,000	—

PSF PGIM Jennison Value Portfolio	473,000	5.40	3	473,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios. The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Global Portfolio–Class I	14,031,823	100.0%
PSF Global Portfolio–Class III	24,531	100.0
PSF PGIM 50/50 Balanced Portfolio–Class I	58,710,666	100.0
PSF PGIM 50/50 Balanced Portfolio–Class III	222,412	100.0
PSF PGIM Ballast Portfolio–Class I	500,000	100.0
PSF PGIM Flexible Managed Portfolio–Class I	90,498,169	100.0
PSF PGIM Flexible Managed Portfolio–Class III	3,471,115	100.0
PSF PGIM Government Money Market Portfolio–Class I	109,133,571	98.0
PSF PGIM Government Money Market Portfolio–Class III	32,188,790	91.1
PSF PGIM High Yield Bond Portfolio–Class I	99,165,546	99.9
PSF PGIM High Yield Bond Portfolio–Class III	2,202,371	100.0
PSF PGIM Jennison Blend Portfolio–Class I	56,052,366	100.0
PSF PGIM Jennison Blend Portfolio–Class III	188,415	100.0
PSF PGIM Jennison Growth Portfolio–Class I	22,536,142	100.0
PSF PGIM Jennison Growth Portfolio–Class III	103,999	100.0
PSF PGIM Jennison Value Portfolio–Class I	29,445,437	100.0
PSF PGIM Jennison Value Portfolio–Class III	109,678	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio–Class III	25,000	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio–Class III	25,000	100.0
PSF PGIM Total Return Bond Portfolio–Class I	158,153,134	99.3
PSF PGIM Total Return Bond Portfolio–Class III	1,643,872	100.0
PSF Small-Cap Stock Index Portfolio–Class I	19,755,734	100.0
PSF Small-Cap Stock Index Portfolio–Class III	222,720	100.0
PSF Stock Index Portfolio–Class I	60,035,848	100.0
PSF Stock Index Portfolio–Class III	426,201	100.0

B19

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PSF Global Portfolio	2	95.6%
PSF PGIM 50/50 Balanced Portfolio	3	100.0
PSF PGIM Ballast Portfolio	1	99.9
PSF PGIM Flexible Managed Portfolio	3	100.0
PSF PGIM Government Money Market Portfolio	3	97.8
PSF PGIM High Yield Bond Portfolio	5	95.2
PSF PGIM Jennison Blend Portfolio	3	98.1
PSF PGIM Jennison Growth Portfolio	3	97.5
PSF PGIM Jennison Value Portfolio	2	89.3
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	2	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	2	100.0
PSF PGIM Total Return Bond Portfolio	3	99.3
PSF Small-Cap Stock Index Portfolio	3	98.1
PSF Stock Index Portfolio	3	100.0
Unaffiliated:
PSF Global Portfolio	—	—
PSF PGIM 50/50 Balanced Portfolio	—	—
PSF PGIM Ballast Portfolio	—	—
PSF PGIM Flexible Managed Portfolio	—	—
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	—	—
PSF PGIM Jennison Blend Portfolio	—	—
PSF PGIM Jennison Growth Portfolio	—	—
PSF PGIM Jennison Value Portfolio	—	—
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	—	—
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	—	—
PSF PGIM Total Return Bond Portfolio	—	—
PSF Small-Cap Stock Index Portfolio	—	—
PSF Stock Index Portfolio	—	—

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	181,867	$11,768,201
Portfolio shares purchased	(695,520)	(45,289,670)

Net increase (decrease) in shares outstanding	(513,653)	$(33,521,469)

Year ended December 31, 2024:
Portfolio shares sold	279,165	$17,194,743
Portfolio shares purchased	(5,287,502)	(321,584,953)

Net increase (decrease) in shares outstanding	(5,008,337)	$(304,390,210)

B20

Share Class	Shares	Amount

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	4,450	$284,251
Portfolio shares purchased	(1,191)	(76,724)

Net increase (decrease) in shares outstanding	3,259	$207,527

Year ended December 31, 2024:
Portfolio shares sold	4,505	$270,573
Portfolio shares purchased	(3,193)	(198,136)

Net increase (decrease) in shares outstanding	1,312	$72,437

PSF PGIM 50/50 Balanced Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	254,965	$11,359,777
Portfolio shares purchased	(2,075,607)	(91,842,197)

Net increase (decrease) in shares outstanding	(1,820,642)	$(80,482,420)

Year ended December 31, 2024:
Portfolio shares sold	347,727	$14,799,280
Portfolio shares purchased	(4,477,604)	(187,626,063)

Net increase (decrease) in shares outstanding	(4,129,877)	$(172,826,783)

Class III:

Six months ended June 30, 2025:
Portfolio shares sold	24,616	$1,087,607
Portfolio shares purchased	(21,312)	(938,974)

Net increase (decrease) in shares outstanding	3,304	$148,633

Year ended December 31, 2024:
Portfolio shares sold	47,042	$1,996,069
Portfolio shares purchased	(21,223)	(881,020)

Net increase (decrease) in shares outstanding	25,819	$1,115,049

PSF PGIM Ballast Portfolio

Share Class	Shares	Amount

Class I

Period ended June 30, 2025*:
Portfolio shares sold	500,000	$5,000,000

Net increase (decrease) in shares outstanding	500,000	$5,000,000

*	Commencement of operations was June 18, 2025.

B21

PSF PGIM Flexible Managed Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	71,604	$3,664,275
Portfolio shares purchased	(3,100,469)	(158,599,122)
Net increase (decrease) in shares outstanding	(3,028,865)	$(154,934,847)

Year ended December 31, 2024:
Portfolio shares sold	162,587	$7,798,541
Portfolio shares purchased	(6,365,043)	(308,597,699)
Net increase (decrease) in shares outstanding	(6,202,456)	$(300,799,158)

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	4,702	$243,360
Portfolio shares purchased	(604,661)	(30,651,213)
Net increase (decrease) in shares outstanding	(599,959)	$(30,407,853)

Year ended December 31, 2024:
Portfolio shares sold	13,324	$634,697
Portfolio shares purchased	(910,712)	(43,800,601)
Net increase (decrease) in shares outstanding	(897,388)	$(43,165,904)

PSF PGIM Government Money Market Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	78,339,408	$783,394,083
Shares issued in reinvestment of dividends and distributions	2,184,339	21,843,389
Portfolio shares purchased	(73,631,065)	(736,310,653)
Net increase (decrease) in shares outstanding	6,892,682	$68,926,819

Year ended December 31, 2024:
Portfolio shares sold	107,943,838	$1,079,438,373
Shares issued in reinvestment of dividends and distributions	4,793,704	47,937,044
Portfolio shares purchased	(101,452,468)	(1,014,524,676)
Net increase (decrease) in shares outstanding	11,285,074	$112,850,741

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	14,937,999	$149,379,995
Shares issued in reinvestment of dividends and distributions	650,047	6,500,468
Portfolio shares purchased	(13,389,328)	(133,893,279)
Net increase (decrease) in shares outstanding	2,198,718	$21,987,184

B22

Share Class	Shares	Amount

Year ended December 31, 2024:
Portfolio shares sold	32,636,748	$326,367,522
Shares issued in reinvestment of dividends and distributions	1,428,331	14,283,308
Portfolio shares purchased	(24,632,465)	(246,324,646)
Net increase (decrease) in shares outstanding	9,432,614	$94,326,184

PSF PGIM High Yield Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	29,995,834	$223,402,436
Portfolio shares purchased	(28,294,265)	(206,365,581)
Net increase (decrease) in shares outstanding	1,701,569	$17,036,855

Year ended December 31, 2024:
Portfolio shares sold	24,955,911	$179,615,048
Portfolio shares purchased	(4,949,564)	(34,081,342)
Net increase (decrease) in shares outstanding	20,006,347	$145,533,706

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	315,567	$2,279,606
Portfolio shares purchased	(199,621)	(1,458,325)
Net increase (decrease) in shares outstanding	115,946	$821,281

Year ended December 31, 2024:
Portfolio shares sold	510,157	$3,534,326
Portfolio shares purchased	(299,862)	(2,043,667)
Net increase (decrease) in shares outstanding	210,295	$1,490,659

PSF PGIM Jennison Blend Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	18,841	$2,322,298
Shares issued in merger	3,901,432	436,063,063
Portfolio shares purchased	(2,220,979)	(271,849,970)
Net increase (decrease) in shares outstanding	1,699,294	$166,535,391

Year ended December 31, 2024:
Portfolio shares sold	787,989	$98,055,848
Portfolio shares purchased	(4,410,496)	(497,779,783)
Net increase (decrease) in shares outstanding	(3,622,507)	$(399,723,935)

B23

Share Class	Shares	Amount

Class II:
Six months ended June 30, 2025:
Portfolio shares sold	17,071	$1,910,427
Shares issued in merger	115,096	12,378,593
Portfolio shares purchased	(31,509)	(3,656,753)
Net increase (decrease) in shares outstanding	100,658	$10,632,267

Year ended December 31, 2024:
Portfolio shares sold	20,329	$2,098,935
Portfolio shares purchased	(59,345)	(6,436,935)
Net increase (decrease) in shares outstanding	(39,016)	$(4,338,000)

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	6,018	$706,646
Shares issued in merger	161,299	17,850,964
Portfolio shares purchased	(8,651)	(1,039,398)
Net increase (decrease) in shares outstanding	158,666	$17,518,212

Year ended December 31, 2024:
Portfolio shares sold	9,102	$1,004,689
Portfolio shares purchased	(7,723)	(885,519)
Net increase (decrease) in shares outstanding	1,379	$119,170

PSF PGIM Jennison Growth Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	622,780	$107,529,846
Shares issued in merger	2,358,690	383,216,419
Portfolio shares purchased	(819,844)	(150,085,039)
Net increase (decrease) in shares outstanding	2,161,626	$340,661,226

Year ended December 31, 2024:
Portfolio shares sold	251,543	$42,124,512
Portfolio shares purchased	(1,508,516)	(251,038,412)
Net increase (decrease) in shares outstanding	(1,256,973)	$(208,913,900)

Class II:
Six months ended June 30, 2025:
Portfolio shares sold	2,076	$336,324
Shares issued in merger	405	61,519
Portfolio shares purchased	(4,306)	(727,395)
Net increase (decrease) in shares outstanding	(1,825)	$(329,552)

Year ended December 31, 2024:
Portfolio shares sold	6,272	$984,769
Portfolio shares purchased	(19,239)	(2,862,851)
Net increase (decrease) in shares outstanding	(12,967)	$(1,878,082)

B24

Share Class	Shares	Amount

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	10,973	$1,940,096
Shares issued in merger	18,076	2,907,749
Portfolio shares purchased	(13,301)	(2,382,682)

Net increase (decrease) in shares outstanding	15,748	$2,465,163

Year ended December 31, 2024:
Portfolio shares sold	22,047	$3,697,865
Portfolio shares purchased	(20,554)	(3,397,927)

Net increase (decrease) in shares outstanding	1,493	$299,938

PSF PGIM Jennison Value Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	1,633,172	$96,173,619
Portfolio shares purchased	(1,198,700)	(73,585,221)

Net increase (decrease) in shares outstanding	434,472	$22,588,398

Year ended December 31, 2024:
Portfolio shares sold	556,919	$33,453,172
Portfolio shares purchased	(2,280,577)	(129,493,904)

Net increase (decrease) in shares outstanding	(1,723,658)	$(96,040,732)

Class II:
Six months ended June 30, 2025:
Portfolio shares sold	619	$37,163
Portfolio shares purchased	(12,668)	(728,731)

Net increase (decrease) in shares outstanding	(12,049)	$(691,568)

Year ended December 31, 2024:
Portfolio shares sold	17,504	$960,217
Portfolio shares purchased	(22,722)	(1,244,469)

Net increase (decrease) in shares outstanding	(5,218)	$(284,252)

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	26,788	$1,617,217
Portfolio shares purchased	(6,518)	(399,767)

Net increase (decrease) in shares outstanding	20,270	$1,217,450

Year ended December 31, 2024:
Portfolio shares sold	32,853	$1,930,812
Portfolio shares purchased	(10,191)	(581,405)

Net increase (decrease) in shares outstanding	22,662	$1,349,407

B25

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio

Share Class	Shares	Amount

Class III
Period ended June 30, 2025*:
Portfolio shares sold	25,000	$250,000
Net increase (decrease) in shares outstanding	25,000	$250,000

*	Commencement of operations was June 18, 2025.

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

Share Class	Shares	Amount

Class III
Period ended June 30, 2025*:
Portfolio shares sold	25,000	$250,000
Net increase (decrease) in shares outstanding	25,000	$250,000

*	Commencement of operations was June 18, 2025.

PSF PGIM Total Return Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	2,695,791	$40,262,926
Shares issued in merger	9,876,693	149,140,462
Portfolio shares purchased	(6,100,619)	(92,064,709)
Net increase (decrease) in shares outstanding	6,471,865	$97,338,679

Year ended December 31, 2024:
Portfolio shares sold	61,951,148	$909,477,675
Portfolio shares purchased	(6,840,158)	(99,329,584)
Net increase (decrease) in shares outstanding	55,110,990	$810,148,091

Class III:

Six months ended June 30, 2025:
Portfolio shares sold	286,391	$4,274,133
Shares issued in merger	281,084	4,202,210
Portfolio shares purchased	(213,630)	(3,186,683)
Net increase (decrease) in shares outstanding	353,845	$5,289,660

Year ended December 31, 2024:
Portfolio shares sold	560,844	$8,096,505
Portfolio shares purchased	(206,994)	(3,003,002)

Net increase (decrease) in shares outstanding	353,850	$5,093,503

B26

PSF Small-Cap Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	698,467	$39,607,840
Portfolio shares purchased	(817,322)	(49,164,627)
Net increase (decrease) in shares outstanding	(118,855)	$(9,556,787)

Year ended December 31, 2024:
Portfolio shares sold	652,173	$39,342,576
Portfolio shares purchased	(1,622,261)	(97,217,951)
Net increase (decrease) in shares outstanding	(970,088)	$(57,875,375)

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	35,199	$2,097,329
Portfolio shares purchased	(20,969)	(1,207,967)
Net increase (decrease) in shares outstanding	14,230	$889,362

Year ended December 31, 2024:
Portfolio shares sold	44,617	$2,720,308
Portfolio shares purchased	(29,593)	(1,773,272)
Net increase (decrease) in shares outstanding	15,024	$947,036

PSF Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2025:
Portfolio shares sold	1,217,331	$173,946,990
Portfolio shares purchased	(1,601,210)	(230,049,939)
Net increase (decrease) in shares outstanding	(383,879)	$(56,102,949)

Year ended December 31, 2024:
Portfolio shares sold	2,875,979	$383,089,791
Portfolio shares purchased	(6,214,627)	(874,260,401)
Net increase (decrease) in shares outstanding	(3,338,648)	$(491,170,610)

Class III:
Six months ended June 30, 2025:
Portfolio shares sold	55,418	$7,869,234
Portfolio shares purchased	(29,237)	(4,086,683)
Net increase (decrease) in shares outstanding	26,181	$3,782,551

Year ended December 31, 2024:
Portfolio shares sold	91,909	$12,193,864
Portfolio shares purchased	(44,045)	(5,772,005)
Net increase (decrease) in shares outstanding	47,864	$6,421,859

B27

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PSF Global Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Ballast Portfolio	PSF PGIM Flexible Managed Portfolio	PSF PGIM Government Money Market Portfolio
Active Trading	–	–	X	–	–
Adjustable and Floating-Rate Securities	–	–	–	–	X
Asset-Backed and/or Mortgage-Backed Securities	–	X	–	X	–
Blend Style	X	–	–	X	–
Buffered Loss	–	–	–	–	–
Cap Change	–	–	–	–	–
Capped Upside	–	–	–	–	–
Collateralized Debt Obligations (CDO)	–	X	–	X	–
Counterparty	–	–	X	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	X	–	X	X
Currency	–	X	–	X	–
Derivatives	–	X	X	X	–
Dollar Roll Transactions	–	–	–	–	–
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	–	X	–	X	–
Equity Securities	X	X	X	X	–
Exchange-Traded Funds (ETF)	X	–	X	–	–
Expense	X	X	–	X	X
Fixed Income Securities	–	X	X	X	X
FLEX Options	–	–	–	–	–
FLEX Options Trading	–	–	–	–	–
FLEX Options Valuation	–	–	–	–	–
Focus	X	–	–	–	–
Foreign Investment	X	X	–	X	–
Fund of Funds	X	–	–	–
Futures and Forward Contracts	–	–	X	–
High Yield	–	X	–	X	–
Index Tracking	–	X	–	–	–
Interest Rate	–	X	X	X	X
Investment Program	–	–	X	–	–
Investment Style	X	–	–	–	–
Large Capitalization Companies	–	–	–	–	–
Large Company	X	X	–	X	–
Large Shareholder and Large Scale Redemption	–	–	X	–	–
Leverage	–	–	X	–	–
Liquidity and Valuation	X	X	X	X	–
Loan	–	X	–	X	–
Market and Management	X	X	X	X	X
Mid-Sized Company	X	–	–	X	–
New/Small Portfolio	–	–	X	–	–

B28

Risks	PSF Global Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Ballast Portfolio	PSF PGIM Flexible Managed Portfolio	PSF PGIM Government Money Market Portfolio
Non-Diversification	–	–	X	–	–
Portfolio Turnover	–	–	–	X	–
Prepayment or Call	–	X	–	X	X
Quantitative Model	X	–	X	X	–
Real Estate	–	–	–	–	–
Regulatory	X	X	X	X	X
Reverse Repurchase Agreement	–	–	–	–	–
Short Sale	–	–	X	X	–
Small Sized Company	–	–	–	–	–
Target Outcome Period	–	–	–	–	–
Underlying ETF and SPY	–	–	–	–	–
US Government Securities	–	–	X	X	X
Yield	–	–	–	–	X

Risks	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio
Active Trading	–	–	–	–
Adjustable and Floating-Rate Securities	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	–
Blend Style	–	X	–	–
Buffered Loss	–	–	–	–
Cap Change	–	–	–	–
Capped Upside	–	–	–	–
Collateralized Debt Obligations (CDO)	X	–	–	–
Counterparty	–	–	–	–
Covenant-Lite	–	–	–	–
Credit	X	X	–	X
Currency	X	–	–	X
Derivatives	X	–	–	–
Dollar Roll Transactions	X	–	–	–
Emerging Markets	X	–	–	–
Equity and Equity-Related Securities	X	–	–	–
Equity Securities	–	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
FLEX Options	–	–	–	–
FLEX Options Trading	–	–	–	–
FLEX Options Valuation	–	–	–	–
Focus	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	–	–	–	–
Futures and Forward Contracts	–	–	–	–

B29

Risks		PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio
High Yield		X	X	X	–
Index Tracking		–	–	–	–
Interest Rate		X	X	–	X
Investment Program		–	–	–	–
Investment Style		–	–	X	X
Large Capitalization Companies		–	–	–	–
Large Company		–	X	X	X
Large Shareholder and Large Scale Redemption		–	–	–	–
Leverage		X	–	–	–
Liquidity and Valuation		X	–	X	X
Loan		X	–	–	–
Market and Management		X	X	X	X
Mid-Sized Company		–	X	–	–
New/Small Portfolio		–	–	–	–
Non-Diversification		–	–	–	–
Portfolio Turnover		–	–	–	–
Prepayment or Call		X	X	–	X
Quantitative Model		–	–	–	–
Real Estate		–	–	–	X
Regulatory		X	X	X	X
Reverse Repurchase Agreement		X	–	–	–
Short Sale		X	–	–	–
Small Sized Company		–	X	–	X
Target Outcome Period		–	–	–	–
Underlying ETF and SPY		–	–	–	–
US Government Securities		–	–	X	–
Yield		–	–	–	–

Risks	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Active Trading	–	–	–	–	–
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or
Mortgage-Backed Securities	–	–	X	–	–
Blend Style	–	–	–	–	–
Buffered Loss	X	X	–	–	–
Cap Change	X	X	–	–	–
Capped Upside	X	X	–	–	–
Collateralized Debt Obligations (CDO)	–	–	X	–	–
Counterparty	X	X	–	–	–
Covenant-Lite	–	–	X	–	–
Credit	–	–	X	–	–

B30

Risks	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Currency	–	–	X	–	–
Derivatives	–	–	X	–	–
Dollar Roll Transactions	–	–	X	–	–
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	X	X	X	–	–
Equity Securities	–	–	–	X	X
Exchange-Traded Funds (ETF)	X	X	–	–	–
Expense	–	–	X	X	X
Fixed Income Securities	–	–	X	–	–
FLEX Options	X	X	–	–	–
FLEX Options Trading	X	X	–	–	–
FLEX Options Valuation	X	X	–	–	–
Focus	–	–	–	–	–
Foreign Investment	–	–	X	–	–
Fund of Funds	–	–	–	–	–
Futures and Forward Contracts	–	–	–	–	–
High Yield	–	–	X	–	–
Index Tracking	–	–	–	X	X
Interest Rate	–	–	X	–	–
Investment Program	–	–	–	–	–
Investment Style	–	–	–	–	–
Large Capitalization Companies	X	X	–	–	–
Large Company	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	–	–	–
Leverage	–	–	X	–	–
Liquidity and Valuation	–	–	X	X	X
Loan	–	–	X	–	–
Market and Management	X	X	X	X	X
Mid-Sized Company	–	–	–	–	–
New/Small Portfolio	X	X	–	–	–
Non-Diversification	–	–	–	–	–
Portfolio Turnover	X	X	X	–	–
Prepayment or Call	–	–	X	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	–	–	–	–
Regulatory	–	–	X	X	X
Reverse Repurchase Agreement	–	–	X	–	–
Short Sale	–	–	X	–	–
Small Sized Company	–	–	–	X	–
Target Outcome Period	X	X	–	–	–
Underlying ETF and SPY	X	X	–	–	–
US Government Securities	–	–	–	–	–
Yield	–	–	–	–	–

Active Trading Risk: The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high

B31

portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating-rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating-rate securities are also subject to credit risk, market risk, and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Buffered Loss Risk: There can be no guarantee that the Portfolio will provide downside protection against SPY losses. The buffer is only provided by the Underlying ETFs and the Portfolio itself does not provide any stated buffer against losses. The Portfolio likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Portfolio does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of SPY (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Portfolio acquires shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalancing, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Portfolio disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Portfolio acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Portfolio purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or 20% (as applicable) or more from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Portfolio from its investments in the Underlying ETF will essentially be zero (meaning the Portfolio can lose its entire investment). If the Portfolio purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% or 20% (as applicable) from the Initial Underlying ETF Value, the Underlying ETF’s buffer protection received by the Portfolio from its investments in the Underlying ETF will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Portfolio purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

B32

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of SPY for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Portfolio will acquire shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalance, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Portfolio will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Portfolio acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Portfolio’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Portfolio purchases Underlying ETF shares and the cap), there may be little or no ability for the Portfolio to experience an investment gain on those Underlying ETF shares; however, the Portfolio will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Portfolio at a certain point in time severely limiting the Portfolio’s ability to participate in gains during that time. If SPY experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Portfolio buys Underlying ETF shares when the price exceeds the cap, the Portfolio will not experience any gain in respect of those Underlying ETF shares regardless of the performance of SPY.

Collateralized Debt Obligations (CDO) Risk: The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Counterparty Risk: Underlying ETF transactions involving a counterparty (including derivatives) are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Underlying ETF. The Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying ETF could suffer significant losses.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

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Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an

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ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF, and, in turn, the Portfolio could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares, and, in turn, Portfolio shares and result in the Portfolio being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since the Underlying ETF is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Underlying ETF’s clearing member. There is a risk that the assets of the Underlying ETF might not be fully protected in the event of a clearing member’s default and the Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Therefore, the Underlying ETF could experience significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the SPY. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the SPY. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the SPY’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the SPY’s share price on a day-to-day basis due to these factors (although they

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generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Portfolio’s NAV) may not increase or decrease at the same rate as the SPY’s share price.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

Futures and Forward Contracts Risk: In the event the market value of portfolio holdings correlated with a futures contract increases rather than decreases, the Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract. Additionally, in the event that such securities decline in value or the Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, the Portfolio may realize a loss relating to the futures position.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield securities” or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Index Tracking Risk: The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Program Risk: In pursuing its investment program, the Portfolio seeks to reduce volatility over a full market cycle, including by limiting Portfolio losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Portfolio will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Portfolio’s strategy of using options to capture market upside will limit the returns of the Portfolio during periods in which the market is rising, particularly during periods of rapid appreciation, and the Portfolio may not

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experience investment gains comparable to the broader market. The Portfolio may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Portfolio’s investment strategy. Because the Portfolio’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Portfolio will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index or in a fund that tracks the index directly, which costs will reduce the Portfolio’s returns. In addition, the Portfolio will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Portfolio will lose the premium paid for the option without a corresponding benefit.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Large Capitalization Companies Risk: SPY invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Underlying ETF’s, and, in turn, the Portfolio’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Portfolio’s shares. There is no requirement that these entities maintain their investment in the Portfolio. There is a risk that such large shareholders or that the Portfolio’s shareholders generally may redeem all or a substantial portion of their investments in the Portfolio in a short period of time, which could have a significant negative impact on the Portfolio’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Portfolio’s ability to implement its investment strategy. The Portfolio’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Portfolio may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk

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than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

New/Small Portfolio Risk: The Portfolio recently commenced operations and has a limited operating history. As a new and relatively small fund, the Portfolio’s performance may not represent how the Portfolio is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Portfolio is new, an active secondary market for the shares of the Portfolio may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Portfolio, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Portfolio shares. These large shareholders may also loan or sell all or a portion of their Portfolio shares, which may result in increasing concentration of Portfolio shares in a small number of holders, and the potential for large redemptions, decreases in Portfolio assets and increased expenses for remaining shareholders.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be

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no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Portfolio’s assets. The use of reverse repurchase agreements is a form of leverage because the proceeds derived from reverse repurchase agreements may be invested in additional securities.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security will increase during the time the Portfolio has borrowed the security and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of SPY if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Portfolio will acquire shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalance, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Portfolio will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Portfolio acquires shares of an underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Portfolio’s investment in Underlying ETF shares may not be buffered against a decline in the value of SPY and may not participate in a gain in the value of SPY for the Portfolio’s investment period.

Underlying ETF and SPY Risk: The value of an investment in the Portfolio will be related, to a degree, to the investment performance of the Underlying ETFs, and, in turn, SPY. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value, and, in turn, Portfolio’s value.

The Portfolio intends to generally rebalance its portfolio to equal weight (i.e., 81/3% per Underlying ETF) quarterly, in connection with the reset of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Portfolio having temporary larger exposures to certain Underlying ETFs compared to

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others. Under such circumstances, the Portfolio’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or a downgrade in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Natural Resources Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 11, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF Natural Resources Portfolio	$456,488,035	$427,605,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 11, 2025:

Merged Portfolio		Class	Shares

PSF Natural Resources Portfolio		I	10,429,511

		II	314,012

		III	430,686
Acquiring Portfolio	Class	Shares	Value

PSF PGIM Jennison Blend Portfolio	I	3,901,432	$436,063,063

	II	115,096	12,378,593

	III	161,299	17,850,964

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets

PSF Natural Resources Portfolio	I	$27,009,993	$436,063,063

	II	766,738	12,378,593

	III	1,105,699	17,850,964
Acquiring Portfolio		Class	Net Assets

PSF PGIM Jennison Blend Portfolio		I	$5,924,463,298

		II	40,384,169

		III	3,239,982

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of

B40

operations for the reporting period ended June 30, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Jennison Blend Portfolio	$31,137,084	$467,105,401	$498,242,485

(a)

Net investment income as reported in the Statement of Operations (Period ended June, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: PSF Natural Resources Portfolio $2,924,758.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: PSF Natural Resources Portfolio $(33,475,601).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 11, 2025.

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Mid-Cap Growth Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 11, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF Mid-Cap Growth Portfolio	$362,475,930	$348,969,025

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 11, 2025:

Merged Portfolio		Class	Shares

PSF Mid-Cap Growth Portfolio		I	13,968,565

		II	2,447

		III	107,032
Acquiring Portfolio	Class	Shares	Value

PSF PGIM Jennison Growth Portfolio	I	2,358,690	$383,216,419

	II	405	61,519

	III	18,076	2,907,749

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets

PSF Mid-Cap Growth Portfolio	I	$13,403,054	$383,216,419

	II	2,152	61,519

	III	101,699	2,907,749

B41

Acquiring Portfolio	Class	Net Assets

PSF PGIM Jennison Growth Portfolio	I	$3,246,662,074

	II	11,740,388

	III	13,679,783

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2025 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

PSF PGIM Jennison Growth Portfolio	$(885,303)	$307,635,231	$306,749,928

(a)

Net investment loss as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: PSF Mid-Cap Growth Portfolio $71,309.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: PSF Mid-Cap Growth Portfolio $(58,558,428).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 11, 2025.

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF PGIM Government Income Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 25, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF PGIM Government Income Portfolio	$152,012,858	$157,884,175

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 25, 2025:

Merged Portfolio		Class	Shares

PSF PGIM Government Income Portfolio		I	11,211,293

		III	318,973
Acquiring Portfolio	Class	Shares	Value

PSF PGIM Total Return Bond Portfolio	I	9,876,693	$149,140,462

	III	281,084	4,202,210

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Depreciation on Investments	Net Assets

PSF PGIM Government Income Portfolio	I	$(5,710,420)	$149,140,462

B42

Merged Portfolio	Class	Unrealized Depreciation on Investments	Net Assets

	III	(160,897)	4,202,210
Acquiring Portfolio		Class	Net Assets

PSF PGIM Total Return Bond Portfolio		I	$2,269,165,585

		III	20,006,517

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

PSF PGIM Total Return Bond Portfolio	$59,706,489	$43,589,755	$103,296,244

(a)

Net investment income as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF PGIM Government Income Portfolio $1,733,515.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: PSF PGIM Government Income Portfolio $3,422,526.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 25, 2025.

11. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –“Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2025.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies.

For the period ending June 30, 2025, the following matters were submitted to vote of shareholders of certain open-end management investment companies. Specifically:

At a special meeting of shareholders of the PSF Mid-Cap Growth Portfolio held on March 25, 2025, shareholders of the PSF Mid-Cap Growth Portfolio approved the reorganization of the PSF Mid-Cap Growth Portfolio into the PSF PGIM Jennison Growth Portfolio, each a series of The Prudential Series Fund.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
12,506,624.224	1,006,714.246	573,435.293

At a special meeting of shareholders of the PSF Natural Resources Portfolio held on March 25, 2025, shareholders of the PSF Natural Resources Portfolio approved the reorganization of the PSF Natural Resources Portfolio into the PSF PGIM Jennison Blend Portfolio, each a series of The Prudential Series Fund.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
10,106,590.707	724,736.432	687,983.333

At a special meeting of shareholders of the PSF PGIM Government Income Portfolio held on March 25, 2025, shareholders of the PSF PGIM Government Income Portfolio approved the reorganization of the PSF PGIM Government Income Portfolio into the PSF PGIM Total Return Bond Portfolio, each a series of The Prudential Series Fund.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
9,822,716.057	387,356.114	755,972.151

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Initial Approval of Advisory Agreements

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio and PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Prudential Series Fund (PSF) considered the proposed management agreement (the Management Agreement) with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), with respect to the PSF PGIM Laddered S&P 500 Buffer 12 Portfolio and the PSF PGIM Laddered S&P 500 Buffer 20 Portfolio (each, a Portfolio) prior to each Portfolio’s commencement of operations. The Board, including a majority of PSF’s trustees who are not parties to such agreements or interested persons of any such party (the Independent Trustees), as defined in the 1940 Act, met on March 11-12, 2025 and on April 29, 2025 (the Board Meeting), and approved the Advisory Agreements for an initial two-year period, after concluding that approval of the Advisory Agreements was in the best interests of each Portfolio.

In advance of the Board Meeting, the Board requested and received materials relating to the Advisory Agreements and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to each Portfolio by the Manager and PGIM Quantitative Solutions; comparable performance information; the fees proposed to be paid by each Portfolio to the Manager, and by the Manager to PGIM Quantitative Solutions under the Advisory Agreements; the potential for economies of scale that may be shared with each Portfolio and its shareholders; and other benefits to the Manager and PGIM Quantitative Solutions. In connection with its deliberations, the Board considered information provided by the Manager and PGIM Quantitative Solutions at, or in advance of, the Board Meeting. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve the Advisory Agreements with respect to each Portfolio.

The Board determined that the overall arrangements between each Portfolio and the Manager, who will serve as each Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and PGIM Quantitative Solutions, who will serve as each Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Board Meeting, , as well as information received at other regular Board meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement covering the other PSF portfolios. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the Management Agreement covering each Portfolio would be similar in nature to those provided under the existing management agreement.

With respect to PGIM Quantitative Solutions, the Board received and considered information regarding the nature, quality and extent of services that would be provided to each Portfolio under the new Subadvisory Agreement at the Board Meeting, as well as information received at other regular Board meetings throughout the year, regarding the nature, quality and extent of services provided by PGIM Quantitative Solutions. The Board also noted that PGIM Quantitative Solutions currently subadvises other PSF portfolios.

The Board considered, among other things, the background and experience of the portfolio managers for PGIM Quantitative Solutions. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for PGIM Quantitative Solutions at the Board Meeting, as well as at other regular Board meetings throughout the year. The Board also received information pertaining to PGIM Quantitative Solutions’ organizational structure, senior management and investment operations, as well as other relevant information.

The Board concluded that, based on the nature of the proposed services to be rendered by PGIM Quantitative Solutions, the background information it had reviewed with respect to PGIM Quantitative Solutions, and its prior experience with PGIM Quantitative Solutions in connection with other PSF portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to each Portfolio by PGIM Quantitative Solutions.

Investment Performance

Because each Portfolio had not yet commenced operations, no investment performance for each Portfolio existed for Board review. The Board, however, received and considered information regarding PGIM Quantitative Solutions’ investment performance in managing other PSF portfolios. The Board concluded that it was satisfied with the performance record of PGIM Quantitative Solutions.

While there was no historical performance information of each Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for each Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for each Portfolio were reasonable.

Profitability

Because each Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to each Portfolio. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that because each Portfolio had not yet commenced operations, there was no historical information regarding economies of scale with respect to each Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and PGIM Quantitative Solutions

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and PGIM Quantitative Solutions, as well as their affiliates, in connection with each Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PGIM Quantitative Solutions were similar to benefits derived by the Manager and PGIM Quantitative Solutions in connection with their management of the other PSF portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by PGIM Quantitative Solutions were consistent with those generally derived by other subadvisers to other portfolios of PSF, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by PGIM Quantitative Solutions included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interests of each Portfolio.

Initial Approval of the Portfolio’s Advisory Agreements

PSF PGIM Ballast Portfolio

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Prudential Series Fund (PSF) considered the proposed management agreement (the Management Agreement) with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), with respect to the PSF PGIM Ballast Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including a majority of PSF’s trustees who are not parties to such agreements or interested persons of any such party (the Independent Trustees), as defined in the 1940 Act, met on March 11-12, 2025 (the Board Meeting), and approved the Advisory Agreements for an initial two-year period, after concluding that approval of the Advisory Agreements was in the best interests of the Portfolio.

In advance of the Board Meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and PGIM Quantitative Solutions; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager, and by the Manager to PGIM Quantitative Solutions under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and PGIM Quantitative Solutions. In connection with its deliberations, the Board considered information provided by the Manager and PGIM Quantitative Solutions at, or in advance of, the Board Meeting. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, who will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and PGIM Quantitative Solutions, who will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Board Meeting, , as well as information received at other regular Board meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement covering the other PSF portfolios. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the Management Agreement covering the Portfolio would be similar in nature to those provided under the existing management agreement.

With respect to PGIM Quantitative Solutions, the Board received and considered information regarding the nature, quality and extent of services that would be provided to the Portfolio under the new Subadvisory Agreement at the Board Meeting, as well as information received at other regular Board meetings throughout the year, regarding the nature, quality and extent of services provided by PGIM Quantitative Solutions. The Board also noted that PGIM Quantitative Solutions currently subadvises other PSF portfolios.

The Board considered, among other things, the background and experience of the portfolio managers for PGIM Quantitative Solutions. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for PGIM Quantitative Solutions at the Board Meeting, as well as at other regular Board meetings throughout the year. The Board also received information pertaining to PGIM Quantitative Solutions’ organizational structure, senior management and investment operations, as well as other relevant information.

The Board concluded that, based on the nature of the proposed services to be rendered by PGIM Quantitative Solutions, the background information it had reviewed with respect to PGIM Quantitative Solutions, and its prior experience with PGIM Quantitative Solutions in connection with other PSF portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by PGIM Quantitative Solutions.

Investment Performance

Because the Portfolio had not yet commenced operations, no investment performance for the Portfolio existed for Board review. The Board, however, received and considered information regarding PGIM Quantitative Solutions’ investment performance in managing other PSF portfolios. The Board concluded that it was satisfied with the performance record of PGIM Quantitative Solutions.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the Portfolio. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that because the Portfolio had not yet commenced operations, there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and PGIM Quantitative Solutions

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and PGIM Quantitative Solutions, as well as their affiliates, in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PGIM Quantitative Solutions were similar to benefits derived by the Manager and PGIM Quantitative Solutions in connection with their management of the other PSF portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by PGIM Quantitative Solutions were consistent with those generally derived by other subadvisers to other portfolios of PSF, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by PGIM Quantitative Solutions included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interests of the Portfolio.

The Prudential Series Fund

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments or the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 17-18, 2025 (the Meeting) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.1

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a

[1]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio, the PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio, and the PSF PGIM Ballast Portfolio because each Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years.

business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc. (PGIM Fixed Income), PGIM Limited (PGIML), Jennison Associates LLC (Jennison) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments. The Board also considered that PGIM Investments pays the salaries of all of the officers and Trustees that are employed by PGIM Investments or its affiliates. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, PGIML, Jennison and PGIM Quantitative Solutions, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PGIM Investments may not be as significant as PGIM Investments’ profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PGIM Investments and the unaffiliated subadvisers, as well as the fact that PGIM investments compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or performance or custom benchmark index (as applicable) and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2024. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PSF Global Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that the Portfolio underwent a repositioning in May 2025 with a change in investment strategy and the termination of certain of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to May 2025 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board considered the Manager’s assertion that the subadviser should be afforded more time to develop their own performance record under the new Portfolio structure.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.705% of the Portfolio’s average daily net assets through June 30, 2026.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM 50/50 Balanced Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Flexible Managed Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Money Market Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that PGIM Investments has voluntarily agreed to limit the management fees of the Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM High Yield Bond Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its performance benchmark index over all periods.

•

The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.57% of the Portfolio’s average daily net assets through June 30, 2026.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Blend Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its performance benchmark index over the one- and five-year periods and underperformed its performance benchmark index over the three- and ten-year periods.

•	The Board noted that the Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2026.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its performance benchmark index for the ten-year period and underperformed its performance benchmark index over the other periods.

•

The Board noted that as of April 30, 2025, the Portfolio ranked above median across all time periods and has outperformed its performance benchmark year-to-date, and over the three- and ten-year periods. The Board further considered that PGIM Investments is encouraged by the Portfolio’s strong returns over the long term as demonstrated by Portfolio’s five- and ten- year peer rankings in the second and first quartile, respectively.

•	The Board noted that the Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2026.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	4th Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its performance benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Total Return Bond Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Stock Index Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its performance benchmark index over all periods, as well as each of the last six calendar years.

•

The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index is the most appropriate basis for performance comparisons because the Portfolio is a passive indexing strategy that seeks to track the performance of its performance benchmark.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Stock Index Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period and underperformed its benchmark over all other periods.

•

The Board considered the Manager’s assertion that the Portfolio only underperformed its benchmark index by 4 basis points over the one-year period, and one basis point over the three- and five-year periods, and that as an index fund, the Portfolio exhibits a similar composition and high correlation to its benchmark index.

•	The Board also noted that the Manager has voluntarily agreed to waive 0.03% of its investment management fee through June 30, 2026.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Allen
Kenneth Allen
President and Principal Executive Officer

Date:	August 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 15, 2025